UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22698

                               KRANESHARES TRUST
               (Exact name of registrant as specified in charter)

                          1270 Avenue of the Americas
                                   22nd Floor
                           New York, New York, 10020
                    (Address of principal executive offices)

                                 Jonathan Krane
                               KraneShares Trust
                          1270 Avenue of the Americas
                                   22nd Floor
                           New York, New York, 10020
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-855-857-2638

                       Date of Fiscal Year End: March 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

ITEM 1. PROXY VOTING RECORD.

         ATTACHED ARE THE PROXY VOTING RECORDS FOR THE FOLLOWING FUNDS:

                   KRANESHARES BOSERA MSCI CHINA A SHARE ETF

                        KRANESHARES ZACKS NEW CHINA ETF

                       KRANESHARES CSI CHINA INTERNET ETF

                 KRANESHARES E FUND CHINA COMMERCIAL PAPER ETF

                   KRANESHARES FTSE EMERGING MARKETS PLUS ETF

                  KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
              (THE FUND COMMENCED OPERATIONS ON SEPTEMBER 7, 2017)

           KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
              (THE FUND COMMENCED OPERATIONS ON OCTOBER 11, 2017)

                  KRANESHARES MSCI CHINA ENVIRONMENT INDEX ETF
              (THE FUND COMMENCED OPERATIONS ON OCTOBER 12, 2017)

          KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
              (THE FUND COMMENCED OPERATIONS ON JANUARY 18, 2018)

                KRANESHARES MSCI ALL CHINA HEALTH CARE INDEX ETF
              (THE FUND COMMENCED OPERATIONS ON JANUARY 31, 2018)

                                NON-VOTING FUNDS

KRANESHARES E FUND CHINA COMMERCIAL PAPER ETF
KraneShares E Fund China Commercial Paper ETF invests in securities that do not have voting rights. No votes have been cast on securities by this Fund during the reporting period.

KRANESHARES MSCI ALL CHINA HEALTH CARE INDEX ETF
KraneShares MSCI All China Health Care Index ETF invests in securities that do not have voting rights. No votes have been cast on securities by this Fund during the reporting period.

KRANESHARES BOSERA MSCI CHINA A SHARE ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
AECC AVIATION POWER CO., LTD
 SECURITY ID: Y9730A108
 Meeting Date: 24-Jan-18
 1   2018 Continuing Connected Transactions with the
       Actual Controller and Its Subordinate Related
       Parties                                             Management     For          Did Not Vote
 2   2018 External Guarantee                               Management     For          Did Not Vote
 3   Application for 2018 Financing Quota and
       Authorization to Sign Relevant Agreements           Management     For          Did Not Vote
 4   Adjustment to Implementation Contents of A Project
       Funded with Raised Funds Regarding Aero-engine
       Repair Capacity Construction                        Management     For          Did Not Vote
CHINA INTERNATIONAL MARINE CONTAINERS (GROUP) CO.,
 SECURITY ID: Y1457J115
 Meeting Date: 09-Feb-18
 1.1 Injection of 78.15 Percent Equities in A Company
       Into Another Company: Agreement to A Wholly-owned
       Indirect Subsidiary's Sale of 78.15 Percent
       Equities in A Company to China Fire Safety's
       Wholly-owned Indirect Subsidiary and Subscription
       for the New Shares and Convertible Bonds of China
       Fire Safety (the Transaction)                       Management     For          Did Not Vote
 1.2 Injection of 78.15 Percent Equities in A Company
       Into Another Company: Agreement to the Exemption of
       Assured Entitlement in the Transaction              Management     For          Did Not Vote
CHINA VANKE CO., LTD.
 SECURITY ID: Y77421116
 Meeting Date: 23-Feb-18
 1   Proposal to Request the General Meeting of
       Shareholders to Authorize to Issue Debt Financing
       Instruments                                         Management     For          Did Not Vote
 2   Proposal to Adjust the Remuneration Scheme of
       Directors and Supervisors of the Company            Management     For          Did Not Vote
GOERTEK INC
 SECURITY ID: Y27360109
 Meeting Date: 16-Jan-18
 1   Guarantee for Controlled Subsidiaries                 Management     For          Did Not Vote
 2   Homeland No. 3 Employee Stock Ownership Plan
       (draft) and It Summary                              Management     For          Did Not Vote


KRANESHARES BOSERA MSCI CHINA A SHARE ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
GUOYUAN SECURITIES COMPANY LIMITED
 SECURITY ID: Y0771H102
 Meeting Date: 15-Jan-18
 1    Amendments to the Company's Articles of Association   Management     For          Did Not Vote
 2    Amendments to the Company's Rules of Procedure
        Governing the Board Meetings                        Management     For          Did Not Vote
 3    Amendments to the Company's Independent Director
        System                                              Management     For          Did Not Vote
HESTEEL COMPANY LIMITED
 SECURITY ID: Y85343104
 Meeting Date: 18-Jan-18
 1    Increase of Continuing Connected Transaction Quota
        in 2017                                             Management     For          Did Not Vote
 2    Amendments to the Company's Articles of Association   Management     For          Did Not Vote
HUANENG POWER INTERNATIONAL, INC.
 SECURITY ID: Y3744A113
 Meeting Date: 30-Jan-18
 1    2018 Continuing Connected Transactions with A
        Company                                             Management     For          Did Not Vote
 2    A Company's Undertaking of the Obligations to
        Provide Guarantee for the Working Capital Loans for
        A Project                                           Management     For          Did Not Vote
INDUSTRIAL SECURITIES CO., LTD.
 SECURITY ID: Y3994T101
 Meeting Date: 12-Jan-18
 1    Proposal on the Company's Eligibility for Private
        Placement of A Shares                               Management     For          Did Not Vote
 2.01 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Method and Date of Issuance  Management     For          Did Not Vote
 2.02 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Stock Class and Par Value    Management     For          Did Not Vote
 2.03 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Subscribers and Methods of
        Subscription                                        Management     For          Did Not Vote
 2.04 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Issuance Volume and the
        Amount of the Proceeds                              Management     For          Did Not Vote
 2.05 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Issuance Price and Pricing
        Principles                                          Management     For          Did Not Vote




                            KRANESHARES BOSERA MSCI CHINA A SHARE ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.06 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Uses of Proceeds              Management     For          Did Not Vote
 2.07 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Lock Up Period                Management     For          Did Not Vote
 2.08 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Arrangements of Cumulative
        Retained Profits Before This Private Placement of
        Shares                                               Management     For          Did Not Vote
 2.09 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Listing Exchange              Management     For          Did Not Vote
 2.10 Proposal on the Scheme of Non-public Offering of A
        Shares of the Company: Validity Period of the
        Resolution                                           Management     For          Did Not Vote
 3    Proposal on the Plan Revised of the Non-public
        Offering of A Shares of the Company                  Management     For          Did Not Vote
 4    Proposal on the Special Report Concerning the Uses
        of Proceeds Raised Previously of the Company         Management     For          Did Not Vote
 5    Proposal on the Feasibility Analysis Report Revised
        Concerning the Uses of Proceeds from the Non-public
        Offering of Shares of A Shares of the Company        Management     For          Did Not Vote
 6    Proposal on the Related Party Transactions Involved
        in the Non-public Offering of Shares of the Company  Management     For          Did Not Vote
 7    Proposal for the Company to Enter Into the
        Conditional Stock Subscription Agreement on the
        Private Placement of Shares with the Controlling
        Shareholder, Fujian Provincial Department of Finance Management     For          Did Not Vote
 8    Proposal on Dilution of Current Returns Upon the
        Non-public Offering of A Shares and Compensation
        Measures                                             Management     For          Did Not Vote
 9    Proposal to Request the General Meeting of
        Shareholders to Authorize the Board of Directors
        and the Persons Authorized by the Board of
        Directors to Handle Matters in Relation to This
        Non-public A Shares Placement                        Management     For          Did Not Vote
 10   Proposal to Change Independent Directors of the
        Company                                              Management     For          Did Not Vote
 11   Proposal to Revise Some Provisions of the Articles
        of Association of the Company                        Management     For          Did Not Vote
JIANGSU BICON PHARMACEUTICAL LISTED COMPANY
 SECURITY ID: Y4441M103
 Meeting Date: 18-Jan-18
 1    Provision of Guarantee for 2018 Non-public Issuance
        of Corporate Bonds by the Actual Controller          Management     For          Did Not Vote
 2    Change of the Plan for the 2018 Non-public Issuance
        of Corporate Bonds                                   Management     For          Did Not Vote
 3    Connected Transaction Regarding Guarantee for the
        Company's Issuance of Medium-term Notes by the
        Actual Controller                                    Management     For          Did Not Vote
 4    Change of the Plan for Issuance of Medium-term Notes   Management     For          Did Not Vote




                           KRANESHARES BOSERA MSCI CHINA A SHARE ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5   A Wholly-owned Subsidiary's Provision of Guarantee
       for Its Subordinate Controlled Subsidiary            Management     For          Did Not Vote
JIANGXI GANFENG LITHIUM CO., LTD.
 SECURITY ID: Y444B3104
 Meeting Date: 15-Jan-18
     Please Note That This is an Amendment to Meeting Id
       868625 Due to Deletion of Director Name from the
       Resolution 9. All Votes Received on the Previous
       Meeting Will be Disregarded If Vote Deadline
       Extensions are Granted. Therefore Please Reinstruct
       on This Meeting Notice on the New Job. If However
       Vote Deadline Extensions are Not Granted in the
       Market, This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You      Management     Non-Voting   Non-Voting
 1   Issuance and Listing of H-shares at the Hong Kong
       Stock Exchange                                       Management     For          Did Not Vote
 2.1 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Stock Type and Par Value   Management     For          Did Not Vote
 2.2 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Issuance Date              Management     For          Did Not Vote
 2.3 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Method of Issuance         Management     For          Did Not Vote
 2.4 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Issuing Volume             Management     For          Did Not Vote
 2.5 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Pricing Method             Management     For          Did Not Vote
 2.6 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Issuance Targets           Management     For          Did Not Vote
 2.7 Plan for Issuance and Listing of H-shares at the
       Hong Kong Stock Exchange: Offering Principles        Management     For          Did Not Vote
 3   Conversion Into A Company Limited by Shares Which
       Raises Funds in the Overseas Markets                 Management     For          Did Not Vote
 4   Report on the Use of Previously Raised Funds           Management     For          Did Not Vote
 5   Plan for Use of Funds to be Raised from the H-share
       Offering                                             Management     For          Did Not Vote
 6   The Valid Period of the Resolution on H-share
       Offering and Listing                                 Management     For          Did Not Vote
 7   Full Authorization to the Board and Its Authorized
       Persons to Handle Matters in Relation to the
       H-share Offering and Listing                         Management     For          Did Not Vote
 8   Plan for Distribution of Accumulated Retained
       Profits Before the H-share Offering                  Management     For          Did Not Vote
 9   Election of Independent Directors                      Management     For          Did Not Vote
 10  Purchase of Liability Insurance for Directors,
       Supervisors and Senior Management and the Prospectus Management     For          Did Not Vote
 11  Change of the Company's Registered Capital             Management     For          Did Not Vote
 12  Amendments to the Company's Articles of Association    Management     For          Did Not Vote




                          KRANESHARES BOSERA MSCI CHINA A SHARE ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 13 Amendments to the Company's Articles of Association
      Which Would be Applicable After the H-share Offering Management     For          Did Not Vote
 14 Amendments to the Company's Rules of Procedure
      Governing the Shareholder General Meetings           Management     For          Did Not Vote
 15 Amendments to the Company's Rules of Procedure
      Governing the Board Meetings                         Management     For          Did Not Vote
 16 Amendments to the Company's Rules of Procedure
      Governing Meetings of the Supervisory Committee      Management     For          Did Not Vote
 17 Amendments to the Company's Internal Management
      System                                               Management     For          Did Not Vote
 Meeting Date: 24-Jan-18
 1  Investment in Wealth Management Products with
      Partial Idle Raised Funds                            Management     For          Did Not Vote
 2  Targeted Repurchase of Compensation Shares from Li
      Wanchun                                              Management     For          Did Not Vote
 3  Change of the Company's Registered Capital             Management     For          Did Not Vote
 4  Amendments to the Company's Articles of Association    Management     For          Did Not Vote
JOINTOWN PHARMACEUTICAL GROUP CO., LTD.
 SECURITY ID: Y444BD102
 Meeting Date: 19-Jan-18
 1  Application for Comprehensive Credit to Banks and
      Other Institutions by the Company and Subordinate
      Companies in 2018                                    Management     For          Did Not Vote
 2  Provision of Guarantee for the Company and
      Subordinated Companies' Application for
      Comprehensive Credit to Banks and Other
      Institutions in 2018                                 Management     For          Did Not Vote
 3  Application for Registration and Issuance of Super
      and Short-term Commercial Papers                     Management     For          Did Not Vote
 4  2018 Entrusted Wealth Management with Temporarily
      Idle Funds                                           Management     For          Did Not Vote
LIAONING CHENG DA CO., LTD.
 SECURITY ID: Y5279J104
 Meeting Date: 22-Jan-18
 1  Registration of Medium-term Notes Issuing Quota        Management     For          Did Not Vote
OCEANWIDE HOLDINGS CO., LTD.
 SECURITY ID: Y8345D101
 Meeting Date: 24-Jan-18
 1  The Eligibility for Non-public Issuance of
      Corporate Bonds                                      Management     For          Did Not Vote




                           KRANESHARES BOSERA MSCI CHINA A SHARE ETF
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.1  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Issuance Scale and Volume               Management     For          Did Not Vote
2.2  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Issuance Targets and Method             Management     For          Did Not Vote
2.3  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Bond Duration and Bond Type             Management     For          Did Not Vote
2.4  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Interest Rate                           Management     For          Did Not Vote
2.5  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Guarantee Method                        Management     For          Did Not Vote
2.6  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Purpose of the Raised Funds             Management     For          Did Not Vote
2.7  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Special Account for the Raised Funds    Management     For          Did Not Vote
2.8  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Repayment Guarantee Measures            Management     For          Did Not Vote
2.9  Plan for Non-public Issuance of Corporate Bonds by
       the Company: Trading and Circulation of the Bonds    Management     For          Did Not Vote
2.10 Plan for Non-public Issuance of Corporate Bonds by
       the Company: the Valid Period of the Resolution      Management     For          Did Not Vote
3    Authorization to the Board Or Persons Appointed by
       the Board to Handle Matters in Relation to the
       Non-public Issuance of Corporate Bonds               Management     For          Did Not Vote
4    The Eligibility for Issuance of Corporate Bonds by
       A Wholly-owned Subsidiary                            Management     For          Did Not Vote
5.1  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Issuance
       Scale and Volume                                     Management     For          Did Not Vote
5.2  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Issuance
       Targets and Method                                   Management     For          Did Not Vote
5.3  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Bond
       Duration and Bond Type                               Management     For          Did Not Vote
5.4  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Interest Rate Management     For          Did Not Vote
5.5  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Guarantee
       Method                                               Management     For          Did Not Vote
5.6  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Purpose of
       the Raised Funds                                     Management     For          Did Not Vote
5.7  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and
       Provision of Guarantee by the Company: Special
       Account for the Raised Funds                         Management     For          Did Not Vote
5.8  Plan for Public Issuance of Corporate Bonds by A
       Wholly-owned Subsidiary to Qualified Investors and




                            KRANESHARES BOSERA MSCI CHINA A SHARE ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Provision of Guarantee by the Company: Repayment
        Guarantee Measures                                 Management     For          Did Not Vote
 5.9  Plan for Public Issuance of Corporate Bonds by A
        Wholly-owned Subsidiary to Qualified Investors and
        Provision of Guarantee by the Company: Listing of
        the Bonds                                          Management     For          Did Not Vote
 5.10 Plan for Public Issuance of Corporate Bonds by A
        Wholly-owned Subsidiary to Qualified Investors and
        Provision of Guarantee by the Company: the Valid
        Period of the Resolution                           Management     For          Did Not Vote
 6    Authorization to the Board Or Persons Appointed by
        the Board to Handle Matters in Relation to the
        Wholly-owned Subsidiary's Issuance of Corporate
        Bonds                                              Management     For          Did Not Vote
 7    Transfer of the Issued Rights in an Overseas
        Subordinate Company to A Related Party             Management     For          Did Not Vote
 8    2018 Provision of Guarantee Quota for and Between
        Controlled Companies                               Management     For          Did Not Vote
 9    Supplementary Agreement II to the Project
        Cooperation Contract Between A Wholly-owned
        Subsidiary and A Related Party                     Management     For          Did Not Vote
 10   Supplementary Agreement II to the Project
        Cooperation Contract Between Another Wholly-owned
        Subsidiary and A Related Party                     Management     For          Did Not Vote
 11   Guarantee for Financing of an Overseas Subordinate
        Company                                            Management     For          Did Not Vote
SUNING.COM CO., LTD.
 SECURITY ID: Y82211106
 Meeting Date: 12-Jan-18
 1    Connected Transactions Regarding Introduction of
        Strategic Investors by A Controlled Subsidiary     Management     For          Did Not Vote
TAIHAI MANOIR NUCLEAR EQUIPMENT CO LTD
 SECURITY ID: Y79256106
 Meeting Date: 22-Jan-18
 1    2017 Connected Transactions Regarding Signing Major
        Contracts                                          Management     For          Did Not Vote
 2    Amendments to the Articles of Association of the
        Company                                            Management     For          Did Not Vote
TASLY PHARMACEUTICAL GROUP CO., LTD.
 SECURITY ID: Y88318103
 Meeting Date: 24-Jan-18
 1    2018 Application for Credit Line to Banks            Management     For          Did Not Vote
 2    Application for the Issuance of Medium-term Notes    Management     For          Did Not Vote




                            KRANESHARES BOSERA MSCI CHINA A SHARE ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3    Increase of the Investment Quota of Low-risk Wealth
        Management Products                                 Management     For          Did Not Vote
 4    Amendments to the Company's Articles of Association   Management     For          Did Not Vote
TBEA CO., LTD.
 SECURITY ID: Y8550D101
 Meeting Date: 29-Jan-18
 1.1  Registration and Issuance of Belt and Road
        Corporate Bonds: Par Value, Issuing Volume and
        Method                                              Management     For          Did Not Vote
 1.2  Registration and Issuance of Belt and Road
        Corporate Bonds: Bond Type and Bond Duration        Management     For          Did Not Vote
 1.3  Registration and Issuance of Belt and Road
        Corporate Bonds: Interest Rate and Its
        Determination Method                                Management     For          Did Not Vote
 1.4  Registration and Issuance of Belt and Road
        Corporate Bonds: Purpose of the Raised Funds        Management     For          Did Not Vote
 1.5  Registration and Issuance of Belt and Road
        Corporate Bonds: Method of Repaying the Principal
        and Interest                                        Management     For          Did Not Vote
 1.6  Registration and Issuance of Belt and Road
        Corporate Bonds: Guarantee Method                   Management     For          Did Not Vote
 1.7  Registration and Issuance of Belt and Road
        Corporate Bonds: Repayment Guarantee Measures       Management     For          Did Not Vote
 1.8  Registration and Issuance of Belt and Road
        Corporate Bonds: Underwriting Method and Listing
        Arrangement                                         Management     For          Did Not Vote
 1.9  Registration and Issuance of Belt and Road
        Corporate Bonds: Issuance Targets and Arrangement
        for Placement to Shareholders                       Management     For          Did Not Vote
 1.10 Registration and Issuance of Belt and Road
        Corporate Bonds: Authorization                      Management     For          Did Not Vote
 1.11 Registration and Issuance of Belt and Road
        Corporate Bonds: the Valid Period of the Resolution Management     For          Did Not Vote
ZHEJIANG CHINT ELECTRICS CO., LTD.
 SECURITY ID: Y988AY103
 Meeting Date: 29-Jan-18
 1    Financial Service Agreement with A Company            Management     For          Did Not Vote
 2    Amendments to the Company's Articles of Association   Management     For          Did Not Vote


KRANESHARES BOSERA MSCI CHINA A SHARE ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
ZHONGTIAN FINANCIAL GROUP COMPANY LIMITED
 SECURITY ID: Y2943D100
 Meeting Date: 15-Jan-18
 1  Connected Transactions Regarding the Supplementary
      Agreement to the Framework Agreement on Assets Sale
      to be Signed                                        Management     For          Did Not Vote
 2  Amendments to the Company's Articles of Association   Management     For          Did Not Vote
 3  Amendments to the Company's Rules of Procedure
      Governing Shareholders' General Meetings            Management     For          Did Not Vote




                                      KRANESHARES ZACKS NEW CHINA ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
BROADCOM LIMITED
 SECURITY ID: Y09827109 TICKER: AVGO
 Meeting Date: 23-Mar-18
 1.  To Approve the Scheme of Arrangement Under
       Singapore Law Among Broadcom, the Shareholders of
       Broadcom and Broadcom Limited, A Delaware
       Corporation, Subject to Approval of the High Court
       of the Republic of Singapore, As Set Forth in
       Broadcom's Notice Of, and Proxy Statement Relating
       To, Its Special Meeting.                           Management     For          Did Not Vote
 Meeting Date: 04-Apr-18
 1A. Election of Director: Mr. Hock E. Tan                Management     For          Did Not Vote
 1B. Election of Director: Mr. James V. Diller            Management     For          Did Not Vote
 1C. Election of Director: Ms. Gayla J. Delly             Management     For          Did Not Vote
 1D. Election of Director: Mr. Lewis C. Eggebrecht        Management     For          Did Not Vote
 1E. Election of Director: Mr. Kenneth Y. Hao             Management     For          Did Not Vote
 1F. Election of Director: Mr. Eddy W. Hartenstein        Management     For          Did Not Vote
 1G. Election of Director: Mr. Check Kian Low             Management     For          Did Not Vote
 1H. Election of Director: Mr. Donald Macleod             Management     For          Did Not Vote
 1I. Election of Director: Mr. Peter J. Marks             Management     For          Did Not Vote
 1J. Election of Director: Dr. Henry Samueli              Management     For          Did Not Vote
 2.  To Approve the Re-appointment of
       PricewaterhouseCoopers LLP As Broadcom's
       Independent Registered Public Accounting Firm and
       Independent Singapore Auditor for the Fiscal Year
       Ending November 4, 2018 and to Authorize the Audit
       Committee to Fix Its Remuneration, As Set Forth in
       Broadcom's Notice Of, and Proxy Statement Relating
       To, Its 2018 Annual General Meeting.               Management     For          Did Not Vote
 3.  To Approve the General Authorization for the
       Directors of Broadcom to Allot and Issue Shares in
       Its Capital, As Set Forth in Broadcom's Notice Of,
       and Proxy Statement Relating To, Its 2018 Annual
       General Meeting.                                   Management     For          Did Not Vote
 4.  Non-binding, Advisory Vote to Approve the
       Compensation of Broadcom's Named Executive
       Officers, As Disclosed in "compensation Discussion
       and Analysis" and in the Compensation Tables and
       Accompanying Narrative Disclosure Under "executive
       Compensation" in Broadcom's Proxy Statement
       Relating to Its 2018 Annual General Meeting.       Management     For          Did Not Vote


KRANESHARES ZACKS NEW CHINA ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA YUCHAI INTERNATIONAL LIMITED
 SECURITY ID: G21082105 TICKER: CYD
 Meeting Date: 19-Jun-18
 1. To Receive and Adopt the Audited Financial
      Statements and Independent Auditors' Report for the
      Financial Year Ended December 31, 2017.             Management     For          Did Not Vote
 2. To Approve an Increase in the Limit of the
      Directors' Fees As Set Out in Bye-law 10(11) of the
      Bye-laws of the Company from Us$250,000 to
      Us$490,000 for the Financial Year 2017 (directors'
      Fees Paid for Fy 2016: Us$490,548).                 Management     For          Did Not Vote
 3. Director                                              Management     For          Did Not Vote
 4. To Authorize the Board of Directors to Appoint Up
      to the Maximum of 11 Directors Or Such Maximum
      Number As Determined from Time to Time by the
      Shareholders in General Meeting to Fill Any
      Vacancies on the Board.                             Management     For          Did Not Vote
 5. To Re-appoint Ernst & Young LLP As Independent
      Auditors of the Company and to Authorize the Audit
      Committee to Fix Their Remuneration.                Management     For          Did Not Vote
HISENSE ELECTRIC CO., LTD.
 SECURITY ID: Y32263108
 Meeting Date: 23-Jan-18
 1  Increase of the Amount of Continuing Connected
      Transactions in 2017 Regarding Product Exports      Management     For          Did Not Vote
 2  Adjustment of the Amount of Entrusted Wealth
      Management                                          Management     For          Did Not Vote
HUANENG POWER INTERNATIONAL, INC.
 SECURITY ID: 443304100 TICKER: HNP
 Meeting Date: 03-May-18
 O1 To Consider and Approve the Working Report from the
      Board of Directors of the Company for 2017          Management     For          Did Not Vote
 O2 To Consider and Approve the Working Report from the
      Supervisory Committee of the Company for 2017       Management     For          Did Not Vote
 O3 To Consider and Approve the Audited Financial
      Statements of the Company for 2017                  Management     For          Did Not Vote
 O4 To Consider and Approve the Profit Distribution
      Plan of the Company for 2017                        Management     For          Did Not Vote
 O5 To Consider and Approve the Proposal Regarding the
      Appointment of the Company's Auditors for 2018      Management     For          Did Not Vote
 S6 To Consider and Approve the Proposal Regarding the
      Granting of (due to Space Limits, See Proxy
      Material for Full Proposal).                        Management     For          Did Not Vote




                                      KRANESHARES ZACKS NEW CHINA ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 S7  To Consider and Approve the Proposal Regarding the
       Granting of General Mandate to the Board of
       Directors to Issue Domestic Shares And/or Overseas
       Listed Foreign Shares                                Management     For          Did Not Vote
 S8  To Consider and Approve the Proposal on Extending
       the Validity (due to Space Limits, See Proxy
       Material for Full Proposal).                         Management     For          Did Not Vote
 S9  To Consider and Approve the Proposal on the
       Shareholders' Return Plan in the Next Three Years
       (2018-2020) of the Company                           Management     For          Did Not Vote
 S10 To Consider and Approve the Proposal Regarding the
       Amendments to the Articles of Association of the
       Company                                              Management     For          Did Not Vote
HUANENG POWER INTERNATIONAL, INC.
 SECURITY ID: Y3744A105
 Meeting Date: 30-Jan-18
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2017
       /1214/ltn20171214524.pdf and
       Http://www.hkexnews.hk/listedco/listconews/sehk/2017
       /1214/ltn20171214571.pdf                             Management     Non-Voting   Non-Voting
     Please Note in the Hong Kong Market That A Vote of
       'abstain' Will be Treated the Same As A 'take No
       Action' Vote                                         Management     Non-Voting   Non-Voting
 1   To Consider and Approve the Proposal Regarding the
       Continuing Connected Transactions for 2018 Between
       the Company and Huaneng Group                        Management     For          Did Not Vote
 2   To Consider and Approve the Proposal Regarding the
       Acceptance of the Guaranteed Loans for Working
       Capital Relating to Sahiwal Project in Pakistan by
       Shandong Company                                     Management     For          Did Not Vote
KULICKE & SOFFA INDUSTRIES, INC.
 SECURITY ID: 501242101 TICKER: KLIC
 Meeting Date: 06-Mar-18
 1A. Election of Director: Mr. Peter T. Kong                Management     For          Did Not Vote
 2.  To Ratify the Appointment of PricewaterhouseCoopers
       LLP As our Independent Registered Public Accounting
       Firm for the Fiscal Year Ending September 29, 2018.  Management     For          Did Not Vote
 3.  To Approve, on A Non-binding Basis, the
       Compensation of the Company's Named Executive
       Officers.                                            Management     For          Did Not Vote


KRANESHARES CSI CHINA INTERNET ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
COGOBUY GROUP
 SECURITY ID: G22537107
 Meeting Date: 08-Jun-18
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0427/ltn20180427570.pdf and
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0427/ltn20180427602.pdf                             Management     Non-Voting   Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1   To Receive the Audited Consolidated Financial
       Statements and the Reports of the Directors and
       Auditors for the Year Ended December 31, 2017        Management     For          Did Not Vote
 2.A To Re-elect Ms. Ni Hong, Hope As an Executive
       Director of the Company                              Management     For          Did Not Vote
 2.B To Re-elect Mr. Ye Xin As an Independent
       Non-executive Director of the Company                Management     For          Did Not Vote
 2.C To Re-elect Dr. Ma Qiyuan As an Independent
       Non-executive Director of the Company                Management     For          Did Not Vote
 2.D To Re-elect Mr. Hao Chunyi, Charlie As an
       Independent Non-executive Director of the Company    Management     For          Did Not Vote
 3   To Authorize the Board of Directors to Fix the
       Respective Directors' Remuneration                   Management     For          Did Not Vote
 4   To Re-appoint Shinewing (hk) Cpa Limited As the
       Company's Auditors and to Authorize the Board of
       Directors to Fix Their Remuneration                  Management     For          Did Not Vote
 5   To Give A General Mandate to the Directors to
       Repurchase Shares of the Company Not Exceeding 10%
       of the Total Number of Issued Shares of the Company
       As at the Date of Passing of This Resolution         Management     For          Did Not Vote
 6   To Give A General Mandate to the Directors to
       Issue, Allot and Deal with Additional Shares of the
       Company Not Exceeding 20% of the Total Number of
       Issued Shares of the Company As at the Date of
       Passing of This Resolution                           Management     For          Did Not Vote
 7   To Extend the General Mandate Granted to the
       Directors to Issue, Allot and Deal with Additional
       Shares in the Capital of the Company by the
       Aggregate Number of the Shares Repurchased by the
       Company                                              Management     For          Did Not Vote
 8   To Give A Specific Mandate to the Directors to
       Issue, Allot, Procure the Transfer of and Otherwise
       Deal with Not More Than 3% of the Total Number of
       Issued Shares of the Company As at the Date of
       Passing of This Resolution in Connection with the
       Restricted Share Unit Scheme of the Company          Management     For          Did Not Vote


KRANESHARES CSI CHINA INTERNET ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
HC INTERNATIONAL, INC.
 SECURITY ID: G4364T101
 Meeting Date: 25-May-18
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0502/ltn201805022080.pdf and
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0502/ltn201805022116.pdf                            Management     Non-Voting   Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1   To Approve the Change of the English Name of the
       Company from "hc International, Inc." to "hc Group
       Inc." and to Adopt the Chinese Name of "as
       Specified" As the Dual Foreign Name of the Company
       ("change of Name")                                   Management     For          Did Not Vote
 2   To Amend the Memorandum of Association and Articles
       of Association of the Company to Reflect the Change
       of Name and the Previous Increase in the Authorised
       Share Capital of the Company Approved by the
       Shareholders of the Company on 19 June 2015          Management     For          Did Not Vote
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0419/ltn201804191367.pdf ,
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0419/ltn201804191363.pdf and
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0419/ltn201804191345.pdf                            Management     Non-Voting   Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1   To Receive and Consider the Audited Financial
       Statements and the Reports of the Directors and
       Auditors of the Company and Its Subsidiaries for
       the Year Ended 31 December 2017                      Management     For          Did Not Vote
 2   To Re-appoint PricewaterhouseCoopers As the
       Auditors of the Company and to Authorise the Board
       of Directors of the Company to Fix Their
       Remuneration                                         Management     For          Did Not Vote
 3.A Mr. Lee Wee Ong be Re-elected As an Executive
       Director of the Company                              Management     For          Did Not Vote
 3.B Mr. Guo Fansheng be Re-elected As A Non-executive
       Director of the Company                              Management     For          Did Not Vote
 3.C Mr. Li Jianguang be Re-elected As A Non-executive
       Director of the Company                              Management     For          Did Not Vote
 3.D Ms. Qi Yan be Re-elected As an Independent
       Non-executive Director of the Company                Management     For          Did Not Vote
 3.E To Authorise the Board of Directors of the Company
       to Fix the Remuneration of the Directors of the
       Company                                              Management     For          Did Not Vote




                                    KRANESHARES CSI CHINA INTERNET ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.A To Grant A General Mandate to the Directors to
       Issue New Shares of the Company                      Management     For          Did Not Vote
 4.B To Grant A General Mandate to the Directors to
       Repurchase Shares of the Company                     Management     For          Did Not Vote
 4.C That Conditional Upon the Passing of Resolutions
       Number 4(a) and 4(b) As Set Out in the Notice
       Convening This Meeting of Which This Resolution
       Forms Part, the General Mandate Granted to the
       Directors of the Company Pursuant to Resolution
       Number 4(a) As Set Out in This Notice Convening
       This Meeting of Which This Resolution Forms Part be
       and is Hereby Extended by the Addition Thereto of
       an Amount Representing the Number of Share Capital
       of the Company Repurchased by the Company Under the
       Authority Granted Pursuant to Resolution Number
       4(b) As Set Out in This Notice Convening This
       Meeting of Which This Resolution Forms Part,
       Provided That Such Amount Shall Not Exceed 10% of
       the Issued Share Capital of the Company As at the
       Date of Passing This Resolution                      Management     For          Did Not Vote
     04 May 2018: Please Note That This is A Revision
       Due to Change in Record Date from 21 May 2018 to 18
       May 2018. If You Have Already Sent in Your Votes,
       Please Do Not Vote Again Unless You Decide to Amend
       Your Original Instructions. Thank You                Management     Non-Voting   Non-Voting
KINGSOFT CORPORATION LIMITED
 SECURITY ID: G5264Y108
 Meeting Date: 23-May-18
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0411/ltn20180411537.pdfand
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0411/ltn20180411521.pdf                             Management     Non-Voting   Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1   To Receive and Consider the Audited Consolidated
       Financial Statements, the Report of the Directors
       and the Independent Auditors' Report for the Year
       Ended 31 December 2017                               Management     For          Did Not Vote
 2   To Declare A Final Dividend of Hkd 0.11 Per Share
       for the Year Ended 31 December 2017                  Management     For          Did Not Vote
 3.1 To Re-elect Mr. Chi Ping Lau As the Non Executive
       Director of the Company                              Management     For          Did Not Vote
 3.2 To Re-elect Mr. David Yuen Kwan Tang As the
       Independent Non-executive Director of the Company    Management     For          Did Not Vote
 3.3 To Re-elect Ms. Wenjie Wu As the Independent
       Non-executive Director of the Company                Management     For          Did Not Vote
 3.4 To Authorize the Board of Directors of the Company
       to Fix the Directors' Remuneration                   Management     For          Did Not Vote




                                    KRANESHARES CSI CHINA INTERNET ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4   To Re-appoint Ernst & Young As the Auditors of the
       Company and to Authorize the Board of Directors of
       the Company to Fix the Auditors' Remuneration        Management     For          Did Not Vote
 5   To Give A General Mandate to the Directors to Issue
       New Shares of the Company                            Management     For          Did Not Vote
 6   To Give A General Mandate to the Directors to
       Repurchase Shares of the Company                     Management     For          Did Not Vote
 7   To Extend the General Mandate to the Directors to
       Issue New Shares of the Company                      Management     For          Did Not Vote
NETDRAGON WEBSOFT HOLDINGS LIMITED
 SECURITY ID: G6427W104
 Meeting Date: 24-May-18
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0419/ltn20180419998.pdf and
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0419/ltn20180419966.pdf                             Management     Non-Voting   Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1   To Receive and Approve the Audited Consolidated
       Financial Statements of the Company and Its
       Subsidiaries for the Year Ended 31 December 2017
       and the Reports of the Directors and Auditors of
       the Company for the Year Ended 31 December 2017      Management     For          Did Not Vote
 2   To Approve the Recommended Final Dividend for the
       Year Ended 31 December 2017: Hkd 0.10 Per Share      Management     For          Did Not Vote
 3   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
       the Auditors of the Company and to Authorise the
       Board of Directors to Fix Their Remuneration         Management     For          Did Not Vote
 4.A To Re-elect Liu Luyuan As Executive Director of the
       Company                                              Management     For          Did Not Vote
 4.B To Re-elect Zheng Hui As Executive Director of the
       Company                                              Management     For          Did Not Vote
 4.C To Re-elect Lee Kwan Hang As Independent
       Non-executive Director of the Company                Management     For          Did Not Vote
 4.D To Authorise the Board of Directors to Fix the
       Remuneration of the Directors of the Company for
       the Year Ending 31 December 2018                     Management     For          Did Not Vote
 5.A To Grant A General and Unconditional Mandate to the
       Directors to Issue, Allot and Otherwise Deal with
       the Company's Shares                                 Management     For          Did Not Vote
 5.B To Grant A General and Unconditional Mandate to the
       Directors to Buy Back the Company's Shares           Management     For          Did Not Vote
 5.C To Add the Nominal Amount of the Shares Bought Back
       by the Company to the Mandate Granted to the
       Directors Under Resolution No. 5a                    Management     For          Did Not Vote
 5.D To Adopt the New Share Option Scheme of the Company    Management     For          Did Not Vote


KRANESHARES CSI CHINA INTERNET ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
SOHU.COM INC.
 SECURITY ID: 83408W103 TICKER: SOHU
 Meeting Date: 29-May-18
 1.  To Approve the Dissolution of Sohu Delaware (the
       "liquidation"), and to Adopt the Plan of Complete
       Liquidation and Dissolution of Sohu Delaware (the
       "plan of Liquidation"), A Copy of Which is Attached
       to the Proxy Statement/prospectus As Annex A,
       Pursuant to Which Among Other (due to Space
       Limits, See Proxy Material for Full Proposal).       Management     For          Did Not Vote
 2.  To Grant Discretionary Authority to the Board of
       Directors of Sohu Delaware to Adjourn the Special
       Meeting, Even If A Quorum is Present, to Solicit
       Additional Proxies in the Event That There are
       Insufficient Shares Present in Person Or by Proxy
       Voting in Favor of the Liquidation Proposal.         Management     For          Did Not Vote
TENCENT HOLDINGS LIMITED
 SECURITY ID: G87572163
 Meeting Date: 16-May-18
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0410/ltn20180410937.pdf and
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018
       /0410/ltn20180410939.pdf                             Management     Non-Voting   Non-Voting
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1   To Receive and Consider the Audited Financial
       Statements, the Directors' Report and the
       Independent Auditor's Report for the Year Ended 31
       December 2017                                        Management     For          Did Not Vote
 2   To Declare A Final Dividend                            Management     For          Did Not Vote
 3.A To Re-elect Mr Li Dong Sheng As Director               Management     For          Did Not Vote
 3.B To Re-elect Mr Iain Ferguson Bruce As Director         Management     For          Did Not Vote
 3.C To Authorise the Board of Directors to Fix the
       Directors' Remuneration                              Management     For          Did Not Vote
 4   Approve PricewaterhouseCoopers As Auditor and
       Authorize Board to Fix Their Remuneration            Management     For          Did Not Vote
 5   To Grant A General Mandate to the Directors to
       Issue New Shares                                     Management     For          Did Not Vote
 6   To Grant A General Mandate to the Directors to
       Repurchase Shares                                    Management     For          Did Not Vote
     Please Note That Resolution 7 is Conditional Upon
       Passing of Resolution No 5 and 6. Thank You          Management     Non-Voting   Non-Voting
 7   To Extend the General Mandate to Issue New Shares
       by Adding the Number of Shares Repurchased           Management     For          Did Not Vote




                                    KRANESHARES CSI CHINA INTERNET ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
     16 Apr 2018: Please Note That This is A Revision
       Due to Modification of the Text in Resolution 4. If
       You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You Decide to Amend Your Original
       Instructions. Thank You.                             Management     Non-Voting   Non-Voting
TIAN GE INTERACTIVE HOLDINGS LIMITED
 SECURITY ID: G88764108
 Meeting Date: 07-Jun-18
 1   To Receive and Adopt the Audited Consolidated
       Financial Statements of the Company and the Reports
       of the Directors and Auditors for the Year Ended 31
       December 2017                                        Management     For          Did Not Vote
 2   To Declare A Final Dividend for the Year Ended 31
       December 2017                                        Management     For          Did Not Vote
 3   To Re-elect Mr. Mai Shi'en As Executive Director of
       the Company                                          Management     For          Did Not Vote
 4   To Re-elect Mr. Mao Chengyu As Non-executive
       Director of the Company                              Management     For          Did Not Vote
 5   To Re-elect Ms. Cao Fei As Non-executive Director
       of the Company                                       Management     For          Did Not Vote
 6   To Re-elect Ms. Yu Bin As Independent Non-executive
       Director of the Company                              Management     For          Did Not Vote
 7   To Authorize the Board of Directors of the Company
       to Fix the Remuneration of the Directors of the
       Company                                              Management     For          Did Not Vote
 8   To Re-appoint PricewaterhouseCoopers As Auditors of
       the Company and Authorize the Board of Directors of
       the Company to Fix Their Remuneration                Management     For          Did Not Vote
 9.A To Grant A General Mandate to the Directors to
       Allot, Issue And/or Otherwise Deal with Additional
       Securities Not Exceeding 20% of the Issued Shares
       of the Company                                       Management     For          Did Not Vote
 9.B To Grant A General Mandate to the Directors to
       Repurchase Shares Not Exceeding 10% of the Issued
       Shares of the Company                                Management     For          Did Not Vote
 9.C Conditional Upon the Passing of the Ordinary
       Resolutions Number 9(a) and 9(b), to Extend the
       Authority Given to the Directors Pursuant to
       Ordinary Resolution Number 9(a) to Issue Securities
       by Adding to the Number of Issued Shares of the
       Company Which May be Allotted by the Directors of
       the Company Pursuant to Such General Mandate of an
       Amount Representing the Number of Shares
       Repurchased Under Ordinary Resolution Number 9(b)    Management     For          Did Not Vote
 9.D To Grant A General Mandate to the Directors to
       Allot, Issue and Deal with Additional Shares of the
       Company Under the Restricted Share Unit Scheme of
       the Company                                          Management     For          Did Not Vote
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking on the Url Links:
       Http://www.hkexnews.hk/listedco/listconews/sehk/2018




                                   KRANESHARES CSI CHINA INTERNET ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      /0425/ltn201804251107.pdf ,
      Http://www.hkexnews.hk/listedco/listconews/sehk/2018
      /0425/ltn201804251142.pdf                            Management     Non-Voting   Non-Voting
    Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' for All Resolutions,
      Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
ZHONGAN ONLINE P & C INSURANCE CO.,LTD.
 SECURITY ID: Y989DF109
 Meeting Date: 20-Jun-18
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking on the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/sehk/2018
      /0423/ltn201804231173.pdf and
      Http://www.hkexnews.hk/listedco/listconews/sehk/2018
      /0423/ltn201804231188.pdf                            Management     Non-Voting   Non-Voting
 1  To Consider and Approve the Report of Board of
      Directors for the Year 2017                          Management     For          Did Not Vote
 2  To Consider and Approve the Report of Supervisory
      Committee for the Year 2017                          Management     For          Did Not Vote
 3  To Consider and Approve the Report of the Auditors
      and Audited Financial Statements of the Company for
      the Year Ended December 31, 2017                     Management     For          Did Not Vote
 4  To Consider and Approve the Re-appointment of
      Auditors for the Year 2018: Re-appoint
      PricewaterhouseCoopers As the International
      Auditors of the Company and PricewaterhouseCoopers
      Zhong Tian LLP As the Prc Auditors of the Company    Management     For          Did Not Vote
 5  To Consider and Approve the Grant of A General
      Mandate to the Board of Directors to Issue Shares    Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ABU DHABI COMMERCIAL BANK, ABU DHABI
 SECURITY ID: M0152Q104
 Meeting Date: 13-Mar-18
     Please Note That This is an Amendment to Meeting Id
       874533 Due to Received Director Names for
       Resolution 9. All Votes Received on the Previous
       Meeting Will be Disregarded If Vote Deadline
       Extensions are Granted. Therefore Please Reinstruct
       on This Meeting Notice on the New Job. If However
       Vote Deadline Extensions are Not Granted in the
       Market, This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You.    Management     Non-Voting   Non-Voting
 1   To Hear and Approve the Board of Directors Report
       on the Banks Activities and Financial Statements
       for the Year Ended 31 Dec 2017                      Management     For          Did Not Vote
 2   To Hear and Approve the External Auditors Report
       for the Year Ended 31 Dec 2017                      Management     For          Did Not Vote
 3   To Discuss and Approve the Audited Balance Sheet
       and the Profit and Loss Account for the Year Ended
       31 Dec 2017                                         Management     For          Did Not Vote
 4   To Consider and Approve the Board of Directors
       Proposal to Distribute Cash Dividends to
       Shareholders for the Year 2017 in A Sum Equal to
       42pct of the Bank's Capital                         Management     For          Did Not Vote
 5   To Absolve the Board Members from Liability for
       Their Work During the Year Ended 31 Dec 2017        Management     For          Did Not Vote
 6   To Absolve the External Auditors from Liability for
       Their Work During the Year Ended 31 Dec 2017        Management     For          Did Not Vote
 7   To Determine the Board Members Remuneration for 2017  Management     For          Did Not Vote
 8   To Appoint External Auditors for the Year 2018 and
       to Determine Their Fees for the Same Year           Management     For          Did Not Vote
     Please Note That Although There are 5 Candidates to
       be Elected As Directors, There are Only 4 Vacancies
       Available to be Filled at the Meeting. the Standing
       Instructions for This Meeting Will be Disabled And,
       If You Choose, You are Required to Vote for Only 4
       of the 5 Directors. Thank You.                      Management     Non-Voting   Non-Voting
 9.1 Election Or Reelection of Member of the Board of
       Director: Abdulla Khalil Al Mutawa                  Management     For          Did Not Vote
 9.2 Election Or Reelection of Member of the Board of
       Director: Khalid Haji Khoori                        Management     For          Did Not Vote
 9.3 Election Or Reelection of Member of the Board of
       Director: Mariam S. Ghobash                         Management     For          Did Not Vote
 9.4 Election Or Reelection of Member of the Board of
       Director: Mohamed Darwish Al Khoori                 Management     For          Did Not Vote
 9.5 Election Or Reelection of Member of the Board of
       Director: Sheikh, Sultan Suroor Al Dhahiri          Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Please Note in the Event the Meeting Does Not Reach
       Quorum, There Will be A Second Call on 20 Mar 2018.
       Consequently, Your Voting Instructions Will Remain
       Valid for All Calls Unless the Agenda is Amended.
       Thank You                                           Management     Non-Voting   Non-Voting
ADVANCED INFO SERVICE PUBLIC COMPANY LIMITED
 SECURITY ID: Y0014U183
 Meeting Date: 29-Mar-18
     Please Note That This is an Amendment to Meeting Id
       880088 Due to Change in Sequence of Director Names
       in Resolution 5. All Votes Received on the Previous
       Meeting Will be Disregarded and You Will Need to
       Reinstruct on This Meeting Notice. Thank You        Management     Non-Voting   Non-Voting
     In the Situation Where the Chairman of the Meeting
       Suddenly Change the Agenda And/or Add New Agenda
       During the Meeting, We Will Vote That Agenda As
       Abstain                                             Management     Non-Voting   Non-Voting
 1   To Acknowledge the Board of Directors' Report on
       the Company's Operating Results in 2017             Management     For          Did Not Vote
 2   To Approve the Statements of Financial Position and
       Statements of Income for the Year Ended 31 December
       2017                                                Management     For          Did Not Vote
 3   To Approve the Allocation of 2017 Net Profit As
       Dividend at 7.08 Baht Per Share, Totaling
       21,049,514,936.40 Baht                              Management     For          Did Not Vote
 4   To Approve the Appointment of the Company's
       External Auditors and Fix Their Remuneration for
       Year 2018                                           Management     For          Did Not Vote
 5.1 To Approve the Appointment of Director Replacing
       Those Retired by Rotation in 2018: Mr. Kan
       Trakulhoon                                          Management     For          Did Not Vote
 5.2 To Approve the Appointment of Director Replacing
       Those Retired by Rotation in 2018: Mr. Gerardo C.
       Ablaza Jr                                           Management     For          Did Not Vote
 5.3 To Approve the Appointment of Director Replacing
       Those Retired by Rotation in 2018: Mr. Allen Lew
       Yoong Keong                                         Management     For          Did Not Vote
 5.4 To Approve the Appointment of Director Replacing
       Those Retired by Rotation in 2018: Mr. Hui Weng
       Cheong                                              Management     For          Did Not Vote
 6   To Approve the Remuneration of the Company's Board
       of Directors for 2018                               Management     For          Did Not Vote
 7   To Approve the Amendment to Section 30 of Articles
       of Association                                      Management     For          Did Not Vote
 8   Other Business (if Any)                               Management     Abstain      Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AKBANK T.A.S., ISTANBUL
 SECURITY ID: M0300L106
 Meeting Date: 26-Mar-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
 1  Appointment of the Presidential Board                 Management     For          Did Not Vote
 2  Communication and Discussion of the Report of the
      Board of Directors                                  Management     For          Did Not Vote
 3  Communication of the Independent Auditors Report      Management     For          Did Not Vote
 4  Communication, Discussion and Ratification of the
      Financial Statements of 2017                        Management     For          Did Not Vote
 5  Approval of the Member Elected to the Board of
      Directors for the Remaining Period                  Management     For          Did Not Vote
 6  Discharge of Liability of the Members of the Board
      of Directors                                        Management     For          Did Not Vote
 7  Decision on the Appropriation of 2017 Net Profit      Management     For          Did Not Vote
 8  Appointment of the Members of the Board of
      Directors Whose Terms Have Expired                  Management     For          Did Not Vote
 9  Determination of the Compensation of the Members of
      the Board of Directors                              Management     For          Did Not Vote
 10 Appointment of the Independent Auditors               Management     For          Did Not Vote
 11 Empowerment of the Board of Directors in Connection
      with Matters Falling Within the Scope of Articles
      395 and 396 of the Turkish Commercial Code          Management     For          Did Not Vote
 12 Determining the Limits of Donation for 2018           Management     For          Did Not Vote
 13 Information Regarding the Donations Made in 2017      Management     For          Did Not Vote
AMBEV S.A.
 SECURITY ID: P0273U106
 Meeting Date: 27-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      907713 Due to Resolutions 3 and 5 Should Have Spin
      Control. All Votes Received on the Previous Meeting
      Will be Disregarded and You Will Need to Reinstruct
      on This Meeting Notice. Thank You                   Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   To Receive the Administrators Accounts, to Examine,
      Discuss and Vote on the Administrations Report, the
      Financial Statements Regarding the Fiscal Year
      Ending on December 31, 2017                         Management     For          Did Not Vote
2   Deliberate the Destination of the Results from the
      Fiscal Year That Ended on December 31, 20177, in
      Accordance with the Company's Management Proposal,
      in the Following Terms, Net Profits Brl
      7,331,968,165.59 Amount Allocated to the Tax
      Incentives Reserve Brl 1,552,260,808.80 Amount
      Allocated to Payment of Dividends And, Or Interest
      on Own Capital Gross, Declared Based on the Net
      Profit Relating to the Fiscal Year Ended December
      31, 2017 Brl 4,712,417,426.89 Amount Allocated to
      the Investments Reserve 2, Brl 1,177,869,530.89 the
      Total Amount Allocated to Payment of Dividends and
      Or Interest on Own Capital Gross Net of Expired
      Dividends Was Brl 8,482,560,807.61, of Which I.
      4,712,417,426.89 Were Declared Based on the Net
      Profit Relating to the Fiscal Year Ended December
      31, 2017 and II. Brl 3,770,143,380.72 Were Declared
      Based on the Balance of the Investment Reserved
      Created in the Previous Fiscal Years Including
      Values Relating to I. Reversion of Effects of the
      Revaluation of Fixed Assets in the Amount of Brl
      75,880,674.41, E II. Expired Dividends in the
      Amount of Brl 34,698,926.57, As Detailed in Exhibit
      A.ii. with the Consequent Ratification of the
      Distributions of Dividends and Payment of Interest
      Over Shareholders Equity Made in Advance to the
      Shareholders, to Debit of the Profit for the Year
      of 2017, in the Total Amount of Brl
      8,482,560,807.61, Approved by the Board of
      Directors on the Occasions Listed Below, A. Brl
      2,513,076,777.44 in A Meeting Held on May 16, 2017,
      Being Brl 0.16 Per Common Share, by Way of
      Dividends, B. Brl 4,869,768,533.43 in A Meeting
      Held on December 1st, 2017, Being Brl 0.31 Per
      Common Share, by Way of Interest Over Shareholders
      Equity, Resulting in A Net Distribution of Brl
      0.2635 Per Share, and C. Brl 1,099,715,496.74 in A
      Meeting Held on December 21, 2017, Being Brl 0.07
      Per Common Share, by Way of Dividends               Management     For          Did Not Vote
    Please Note That Although There are 2 Slates to be
      Elected As Members of the Fiscal Council Under




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Resolutions 3 and 5, There is Only 1 Vacancy
      Available to be Filled at the Meeting. the Standing
      Instructions for This Meeting Will be Disabled And,
      If You Choose, You are Required to Vote for Only 1
      of the 2 Slates of Fiscal Council Under Resolutions
      3 and 5. Thank You                                  Management     Non-Voting   Non-Voting
    The Board / Issuer Has Not Released A Statement on
      Whether They Recommend to Vote in Favour Or Against
      the Below Slates Under Resolutions 3 and 5          Management     Non-Voting   Non-Voting
3   Election of A Member of the Fiscal Council.
      Indication of Each Slate of Candidates and of All
      the Names That are on It. James Terence Coulter
      Wright Jose Ronaldo Vilela Rezende Emanuel Sotelino
      Schifferle, Alternate Ary Waddington, Alternate     Management     For          Did Not Vote
4   If One of the Candidates Who is Part of the Slate
      Ceases to be Part of It in Order to Accommodate the
      Separate Election That is Dealt with in Article
      161, 4 and Article 240 of Law 6,404 of 1976, Can
      the Votes Corresponding to Your Shares Continue to
      be Conferred on the Chosen Slate                    Management     For          Did Not Vote
5   Election of A Member of the Fiscal Council, If the
      Election is Not Done by Slate, the Shareholder Can
      Indicate As Many Candidates As There are Vacancies
      to be Filled in the General Election. Aldo Luiz
      Mendes Vinicius Balbino Bouhid, Alternate           Management     For          Did Not Vote
6   To Set the Global Remuneration of the Company
      Directors for the Fiscal Year of 2018., in the
      Annual Amount of Up to Brl 83,292,928.00, Including
      Expenses Related to the Recognition of the Fair
      Amount of the Stock Options That the Company
      Intends to Grant in the Year, and the Compensation
      Based on Shares That the Company Intends to Realize
      in the Year                                         Management     For          Did Not Vote
7   To Set the Total Annual Remuneration for the Fiscal
      Council of the Company. for the Year of 2018, in
      the Annual Amount of Up to Brl 2,041,187.00, with
      Alternate Members Compensation Corresponding to
      Half of the Amount Received by the Sitting Members,
      in Accordance with the Managements Proposal         Management     For          Did Not Vote
8   In the Eventuality of A Second Call of This
      Meeting, the Voting Instructions in This Voting
      List May Also be Considered Valid for the Purposes
      of Holding the Meeting on Second Call               Management     For          Did Not Vote
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   Approve the Protocol and Justification of the
      Partial Spinoff of Arosuco Aromas E Sucos Ltda.




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      with the Merger of the Spun Off Portion Into Ambev
      S.a., Which Establishes the General Bases of the
      Partial Spinoff of Arosuco Aromas E Sucos Ltda.,
      the Quotas of Which, on the Date of the Spinoff,
      Will be Fully Owned by the Company, Followed by the
      Merger of the Spun Off Portion Into the Company, in
      Accordance with the Managements Proposal            Management     For          Did Not Vote
 2  Ratify the Engagement of Apsis Consultoria E
      Avaliacoes Ltda. Cnpj.mf No. 08.681.365,0001,30 to
      Proceed with the Appraisal of the Portion of
      Arosuco Aromas E Sucos Ltdas Shareholders Equity
      Spunoff Portion to be Merged Into the Company As A
      Result of the Partial Spinoff of Arosuco Aromas E
      Sucos Ltda. Followed by the Merger of the Spunoff
      Portion Into the Company                            Management     For          Did Not Vote
 3  Approve the Appraisal Report of the Spun Off
      Portion of Arosuco Aromas E Sucos Ltdas to be
      Merged Into the Company As A Result of the Partial
      Spinoff of Arosuco Aromas E Sucos Ltda              Management     For          Did Not Vote
 4  Approve the Merger of the Spun Off Portion of
      Arosuco Aromas E Sucos Ltda. Into the Company       Management     For          Did Not Vote
 5  Authorize Company's Managers to Perform All Acts
      Necessary to the Implementation of the Merger of
      the Spun Off Portion of Arosuco Aromas E Sucos
      Ltda. Into the Company                              Management     For          Did Not Vote
 6  In the Eventuality of A Second Call of This
      Meeting, the Voting Instructions in This Voting
      List May Also be Considered Valid for the Purposes
      of Holding the Meeting on Second Call               Management     For          Did Not Vote
AMERICA MOVIL SAB DE CV
 SECURITY ID: P0280A101
 Meeting Date: 16-Apr-18
 I  Appointment And/or Ratification, As the Case May
      Be, of the Members of the Company's Board of
      Directors, to be Appointed by Series "l"
      Shareholders. Resolutions in Connection Thereto     Management     For          Did Not Vote
 II Designation of Delegates to Comply with the
      Resolutions Adopted by This Meeting And, As the
      Case May Be, to Formalize Such Resolutions, As
      Applicable. Resolutions in Connection Thereto       Management     For          Did Not Vote
ARCELIK AS, ISTANBUL
 SECURITY ID: M1490L104
 Meeting Date: 19-Mar-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
1   Opening and Election of the Chairman of the Meeting   Management     For          Did Not Vote
2   Reading, Discussing and Approving the 2017 Annual
      Report Prepared by the Company Board of Directors   Management     For          Did Not Vote
3   Reading the Summary of Independent Audit Report for
      2017 Accounting Period                              Management     For          Did Not Vote
4   Reading, Discussing and Approving the Financial
      Statements Related to the 2017 Accounting Period    Management     For          Did Not Vote
5   Acquittal of Each Member of the Board of Directors
      in Relation to the Activities of Company in 2017    Management     For          Did Not Vote
6   Acceptance, Acceptance After Amendment Or Refusal
      of the Offer of the Board of Directors in
      Accordance with the Company's Profit Distribution
      Policy Regarding the Distribution of the Profits of
      2017 and the Date of the Distribution of Profits    Management     For          Did Not Vote
7   Determining the Number and Duty Term of the Members
      of the Board of Directors, Making Elections in
      Accordance with the Determined Number of Members,
      Selecting the Independent Members of the Board of
      Directors                                           Management     For          Did Not Vote
8   Informing and Approval of the Shareholders About
      the Remuneration Policy for the Members of the
      Board of Directors and Top Managers and the
      Payments Made Within the Scope of the Policy in
      Accordance with the Corporate Governance Principles Management     For          Did Not Vote
9   Determining Annual Gross Salaries of the Members of
      the Board of Directors                              Management     For          Did Not Vote
10  Approval of the Independent Auditing Institution
      Selected by the Board of Directors in Accordance
      with the Turkish Commercial Code and the Capital
      Markets Board Regulations                           Management     For          Did Not Vote
11  Informing the Shareholders About the Donations Made
      by the Company in 2017 and Determining an Upper
      Limit for Donations to be Made in 2018              Management     For          Did Not Vote
12  Informing the Shareholders About the Collaterals,
      Pledges, Mortgages and Surety Granted in Favor of
      Third Parties and the Income and Benefits Obtained
      in 2017 by the Company and Subsidiaries in
      Accordance with Capital Markets Board Regulations   Management     For          Did Not Vote
13  Authorising the Shareholders Holding Management
      Capacity, the Members of the Board of Directors,
      Top Managers and Their Spouses and Relatives by
      Blood and Marriage Up to the Second Degree Within
      the Framework of the Articles 395th and 396th of
      Turkish Commercial Code and Informing Shareholders




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      About Transactions Performed Within the Scope
      During 2017 As Per the Corporate Governance
      Communique of Capital Markets Board                 Management     For          Did Not Vote
14  Wishes and Opinions                                   Management     For          Did Not Vote
    02 Mar 2018: Please Note That This is A Revision
      Due to Change in Record Date from 18 Mar 2018 to 16
      Mar 2018. If You Have Already Sent in Your Votes,
      Please Do Not Vote Again Unless You Decide to Amend
      Your Original Instructions. Thank You               Management     Non-Voting   Non-Voting
Meeting Date: 26-Jun-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
1   Opening and Election of the Chairman of the Meeting   Management     For          Did Not Vote
2   Informing the Shareholders About the Announcement
      for the Right of Examination, the Announcement for
      the Protection of Creditors, Certified Public
      Accountant Report for the Determination of Equity
      Under Turkish Code of Commerce (tcc) in Connection
      with the Partial Demerger to be Discussed Under
      Agenda Item 4                                       Management     For          Did Not Vote
3   Informing the Shareholders About the Board of
      Directors Declaration That Under the Partial
      Demerger, No Retirement Right Has Arisen Pursuant
      to the Capital Markets Board Communique No. II-23.1
      on the Common Principles Regarding Significant
      Transactions and the Retirement Right               Management     For          Did Not Vote
4   Reading the Demerger Report, Demerger Plan Dated 9
      Apr. 2018 Which are Issued for the Transfer of All
      Assets and Liabilities Related to Industrial Motor
      Production, After-sales Services and Related R D
      Activities As A Whole to Wat Motor San. Ve Tic.
      A.s. to be Founded As A 100 Subsidiary of our
      Company, and the Transfer of All Assets and
      Liabilities Related to Payment Systems Operations
      and Related R D Activities As A Whole to Token
      Finansal Teknolojiler A.s. to be Founded As A 100
      Subsidiary of our Company by Way of Partial
      Demerger and in A Manner Not to Disrupt the
      Business Integrity in Line with Art. 159 of Tcc,
      the Provisions of Merger and Demerger Comm.




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Published by the Cmb Which Govern the Demerger
      Through Facilitated Procedure and the Ctl Art. 19,
      20, Discussing and Approving of the Demerger
      Report, the Demerger Plan and the Articles of
      Association of the New Companies Attached to the
      Demerger Plan and the Proposal by the Bods for the
      Partial Demerger                                   Management     For          Did Not Vote
 5  Wishes and Opinions                                  Management     For          Did Not Vote
AYALA CORPORATION
 SECURITY ID: Y0486V115
 Meeting Date: 20-Apr-18
    Please Note That This is an Amendment to Meeting Id
      861728 Due to Receipt of Updated Agenda with 13
      Resolutions. All Votes Received on the Previous
      Meeting Will be Disregarded and You Will Need to
      Reinstruct on This Meeting Notice. Thank You       Management     Non-Voting   Non-Voting
 1  Proof of Notice and Determination Quorum             Management     For          Did Not Vote
 2  Approval of Minutes of Previous Meeting              Management     For          Did Not Vote
 3  Annual Report                                        Management     For          Did Not Vote
 4  Election of Director: Jaime Augusto Zobel De Ayala   Management     For          Did Not Vote
 5  Election of Director: Fernando Zobel De Ayala        Management     For          Did Not Vote
 6  Election of Director: Delfin L. Lazaro               Management     For          Did Not Vote
 7  Election of Director: Keiichi Matsunaga              Management     For          Did Not Vote
 8  Election of Director: Ramon R. Del Rosario, Jr
      (independent Director)                             Management     For          Did Not Vote
 9  Election of Director: Xavier P. Loinaz (independent
      Director)                                          Management     For          Did Not Vote
 10 Election of Director: Antonio Jose U. Periquet
      (independent Director)                             Management     For          Did Not Vote
 11 Election of External Auditor and Fixing of Its
      Remuneration                                       Management     For          Did Not Vote
 12 Consideration of Such Other Business As May
      Properly Come Before the Meeting                   Management     Abstain      Did Not Vote
 13 Adjournment                                          Management     For          Did Not Vote
AYALA LAND, INC.
 SECURITY ID: Y0488F100
 Meeting Date: 18-Apr-18
 1  Proof of Notice, Determination of Quorum             Management     For          Did Not Vote
 2  Approval of Minutes of Previous Meeting              Management     For          Did Not Vote
 3  Annual Report                                        Management     For          Did Not Vote
 4  Election of Director: Fernando Zobel De Ayala        Management     For          Did Not Vote
 5  Election of Director: Jaime Augusto Zobel De Ayala   Management     For          Did Not Vote
 6  Election of Director: Bernard Vincent O. Dy          Management     For          Did Not Vote
 7  Election of Director: Antonino T. Aquino             Management     For          Did Not Vote
 8  Election of Director: Arturo G. Corpuz               Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 9    Election of Director: Delfin L. Lazaro                Management     For          Did Not Vote
 10   Election of Director: Jaime C. Laya (independent
        Director)                                           Management     For          Did Not Vote
 11   Election of Director: Rizalina G. Mantaring
        (independent Director)                              Management     For          Did Not Vote
 12   Election of Director: Cesar V. Purisima
        (independent Director)                              Management     For          Did Not Vote
 13   Election of External Auditor and Fixing of Its
        Remuneration                                        Management     For          Did Not Vote
 14   Consideration of Such Other Business As May
        Properly Come Before the Meeting                    Management     Abstain      Did Not Vote
 15   Adjournment                                           Management     For          Did Not Vote
      Please Note That This is an Amendment to Meeting Id
        856333 Due to Receipt of Updated Agenda with 15
        Resolutions. All Votes Received on the Previous
        Meeting Will be Disregarded and You Will Need to
        Reinstruct on This Meeting Notice. Thank You.       Management     Non-Voting   Non-Voting
B3 SA
 SECURITY ID: ADPV40583
 Meeting Date: 23-Apr-18
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions to be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
 1    Management Proposal, to Approve the Managements
        Annual Report and the Financial Statements Relating
        to the Fiscal Year Ended December 31, 2017          Management     For          Did Not Vote
 2    Management Proposal to Resolve on the Allocation of
        Net Income for the Year Ended December 31, 2017, As
        Proposed by Management, As Follows I Brl
        923,007,000.00 for Mandatory Dividends, This Amount
        Having Already Been Paid to Shareholders As
        Interest on Own Capital for the Year 2017 and II
        Brl 373,232,908.78 to the Statutory Investment
        Reserve and for the Company's Funds and Safeguard
        Mechanisms                                          Management     For          Did Not Vote
 3    Management Proposal, to Set the Global Amount
        Payable in 2018 to the Members of the Board of
        Directors at Up to Brl 15,151 Thousand and of the
        Members of the Executive Board at Up to Brl 51,385
        Thousand, According to the Management Proposal      Management     For          Did Not Vote
 4    Regulatory Question Which is Not Part of the
        Managements Proposal, Do You Want A Fiscal Council




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      to be Instated, Pursuant to Article 161 of Law No.
      6.404, of 1976                                      Management     For          Did Not Vote
    03apr2018: Please Note That This is A Revision Due
      to Modification in Text of Resolutions 1, 2 and 4.
      If You Have Already Sent in Your Votes, Please Do
      Not Vote Again Unless You Decide to Amend Your
      Original Instructions. Thank You                    Management     Non-Voting   Non-Voting
Meeting Date: 04-May-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   Management Proposal, to Resolve on the Following
      Amendments to the Company's by Laws, in Accordance
      with the Management Proposal. A. Adjusting the
      Provisions of the Bylaws to the New Novo Mercado
      Rules Resulting from the Reform Completed in 2017   Management     For          Did Not Vote
2   Management Proposal, to Resolve on the Following
      Amendments to the Company's by Laws, in Accordance
      with the Management Proposal. B. Modifying Duties
      of the Management Bodies So As to Optimize the
      Company's Decision Making and Governance Processes
      and Reinforce Its Commitment to Constantly Improve
      Its Governance Practices                            Management     For          Did Not Vote
3   Management Proposal, to Resolve on the Following
      Amendments to the Company's by Laws, in Accordance
      with the Management Proposal. C. Simplifying the
      Administrative Structure of the Company             Management     For          Did Not Vote
4   Management Proposal, to Resolve on the Following
      Amendments to the Company's by Laws, in Accordance
      with the Management Proposal. D. Simplifying the
      Wording of the Provisions of the Bylaws by Deleting
      Contents Merely Replicated from the Laws and
      Regulations in Force                                Management     For          Did Not Vote
5   Management Proposal, to Resolve on the Following
      Amendments to the Company's Bylaws, in Accordance
      with the Management Proposal. E. Other Formal and
      Wording Adjustments, As Well As Renumbering and
      Adjusting Cross References in the Provisions of the
      Bylaws, When Applicable                             Management     For          Did Not Vote
6   Regulatory Question Which is Not Part of the
      Managements Proposal, Do You Want A Fiscal Council
      to be Instated, Pursuant to Article 161 of Law No.
      6.404, of 1976                                      Management     For          Did Not Vote
    30 Apr 2018: Please Note That This is A Revision
      Due to Modification in Text of Resolution 6 Also
      Change in Meeting Date from 23 Apr 2018 to 04 May




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        2018. If You Have Already Sent in Your Votes,
        Please Do Not Vote Again Unless You Decide to Amend
        Your Original Instructions. Thank You               Management     Non-Voting   Non-Voting
BANCO BRADESCO SA, OSASCO
 SECURITY ID: P1808G117
 Meeting Date: 12-Mar-18
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions to be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting
      Please Note That Preference Shareholders Can Submit
        A Member from the Candidates List Or Alternatively
        A Candidate Outside of This List, However We Cannot
        Do This Through the Proxyedge Platform. in Order to
        Submit A Vote to Elect A Candidate Outside the
        List, Clients Must Contact Their Csr to Include the
        Name of the Candidate to be Elected. If
        Instructions to Vote on This Item are Received
        Without A Candidate's Name, Your Vote Will be
        Processed in Favor Or Against of the Default
        Company's Candidate. Thank You                      Management     Non-Voting   Non-Voting
      Please Note That the Preferred Shareholders Can
        Vote on Item 11.1 to 11.3 Only. Thank You.          Management     Non-Voting   Non-Voting
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
      The Board / Issuer Has Not Released A Statement on
        Whether They Recommend to Vote in Favour Or Against
        the Slate Under Resolutions 11.1, 11.2 and 11.3     Management     Non-Voting   Non-Voting
 11.1 Election of Fiscal Council in Separate Voting.
        Indication of Names by the Minority Shareholders
        Without Voting Rights Or with Restricted Voting
        Rights. Luiz Carlos De Freitas, Effective, and Joao
        Sabino, Substitute                                  Management     For          Did Not Vote
 11.2 Election of Fiscal Council in Separate Voting.
        Indication of Names by the Minority Shareholders
        Without Voting Rights Or with Restricted Voting
        Rights. Walter Luis Bernardes Albertoni, Effective,
        and Reginaldo Ferreira Alexandre, Substitute        Management     For          Did Not Vote
 11.3 Election of Fiscal Council in Separate Voting.
        Indication of Names by the Minority Shareholders
        Without Voting Rights Or with Restricted Voting
        Rights. Luiz Alberto De Castro Falleiros,
        Effective, and Eduardo Georges Chehab, Substitute   Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
BANCO DE CREDITO E INVERSIONES
 SECURITY ID: P32133111
 Meeting Date: 27-Mar-18
      Please Note That This is an Amendment to Meeting Id
        887607 Due to Received Updated Agenda with 5
        Resolutions. All Votes Received on the Previous
        Meeting Will be Disregarded and You Will Need to
        Reinstruct on This Meeting Notice. Thank You         Management     Non-Voting   Non-Voting
 1.I  To Increase the Capital of the Bank As Follow:
        Capitalization of the Amount of 54.509.736.661
        Through the Issue of Fully Paid Shares               Management     For          Did Not Vote
 1.II To Increase the Capital of the Bank As Follow:
        Capitalization of the Amount of 185.701.287.039
        Without the Issue of Fully Paid Shares               Management     For          Did Not Vote
 2    To Increase the Capital Stock in the Amount of
        340.000.000.000, Through the Issue of Cash Shares
        to be Determined by the Meeting to This Effect       Management     For          Did Not Vote
 3    To Delegate on the Board of Directors of the Bank,
        the Necessary Powers for the Issuance and
        Allocation of the Cash Shares Agreed to be Issued    Management     For          Did Not Vote
 4    Modification of the Bylaws of the Bank in Order to
        Adjust Them to the Agreements Adopted in the Meeting Management     For          Did Not Vote
 5    To Adopt the Other Agreements Necessary to Legalize
        and Make Effective the Statutory Reforms Proposed    Management     For          Did Not Vote
 A    To Submit for Consideration the Annual Report, the
        Balance Sheet, the Financial Statements, Their
        Notes and the Report from the Outside Auditors for
        the Fiscal Year That Ran from January 1 to December
        31, 2017                                             Management     For          Did Not Vote
 B    To Vote in Regard to the Distribution, with A
        Charge Against the Net Profit from the 2017 Fiscal
        Year, of A Dividend in Cash of Clp 1,050 Per Share,
        and to Approve the Allocation of the Remaining
        Balance from the Profit                              Management     For          Did Not Vote
 C    To Establish the Compensation of the Members of the
        Board of Directors to be in Effect from April 2018   Management     For          Did Not Vote
 D    To Establish the Compensation of the Members of the
        Committee of Directors and the Expense Budget for
        the Committee of Directors and Its Advisers          Management     For          Did Not Vote
 E    Definitive Designation of Mr. Juan Edgardo
        Goldenberg Penafiel As A Member of the Board of
        Directors of the Bank                                Management     For          Did Not Vote
 F    To Designate the Outside Auditors and Risk Rating
        Agencies                                             Management     For          Did Not Vote
 G    Information from the Committee of Directors in
        Regard to the Activities Conducted, Term in Office
        and Expenses Incurred During the 2017 Fiscal Year    Management     For          Did Not Vote
 H    Information in Regard to Related Party Transactions
        That is Provided for in the Share Corporations Law   Management     For          Did Not Vote
 I    Designation of the Periodical for the Publication
        of Legal Notices                                     Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 J  To Deal with the Other Matters That are Appropriate
      for the General Meeting                              Management     Abstain      Did Not Vote
BANCO SANTANDER-CHILE
 SECURITY ID: P1506A107
 Meeting Date: 24-Apr-18
 1  To Submit to the Consideration and Approval of the
      Meeting, the Annual Report, General Balance Sheet,
      Financial Statements and Report of External
      Auditors for the Period January 1st Through
      December 31, 2017                                    Management     For          Did Not Vote
 2  To Resolve the Application of the Profits of the
      Period 2017. the Allocation of A Dividend Shall be
      Proposed, in the Amount of Clp2,24791611 Per Share,
      Which Represents the 75pct of the Profits of the
      Period, and If Approved, It Shall be Paid As of the
      Day Following to the Meeting. Likewise, It Shall be
      Proposed to the Meeting That the Remaining 25pct of
      the Profits be Intended for Increasing the Reserves
      of the Bank                                          Management     For          Did Not Vote
 3  Ratify Claudio Melandri Hinojosa, Felix De Vicente
      Mingo and Alfonso Gomez Morales As Directors to
      Replace Vittorio Corbo Lioi, Roberto Zahler Mayanz
      and Roberto Mendez Torres                            Management     For          Did Not Vote
 4  Determination of the Remuneration of the Board of
      Directors                                            Management     For          Did Not Vote
 5  Appointment of External Auditors                       Management     For          Did Not Vote
 6  Appointment of Private Rating Agencies                 Management     For          Did Not Vote
 7  Report of the Committee of Directors and Auditing,
      Determination of the Remuneration of Its Members
      and Expense Budget for Its Operation                 Management     For          Did Not Vote
 8  Report on the Operations Referred to in Title Xvi
      of the Law 18.046                                    Management     For          Did Not Vote
 9  To be Informed on Any Matter of Corporate Interest
      That Should be Discussed in A Regular Stockholders
      Meeting, Pursuant to the Law and by Laws of the Bank Management     Abstain      Did Not Vote
    12 Apr 2018: Please Note That This is A Revision
      Due to Change in Text of Resolution 3. If You Have
      Already Sent in Your Votes, Please Do Not Vote
      Again Unless You Decide to Amend Your Original
      Instructions. Thank You.                             Management     Non-Voting   Non-Voting
BANCOLOMBIA S.A.
 SECURITY ID: P1329P141
 Meeting Date: 14-Mar-18
    Please be Aware That Split Voting is Not Allowed in
      the Colombian Market. Clients That Decide to
      Operate Under the Structure of One Tax Id (nit)
      with Multiple Accounts Across the Same Or Different




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Global Custodians Must Ensure That All Instructions
      Under the Same Tax Id are Submitted in the Same
      Manner. Conflicting Instructions Under the Same Tax
      Id Either with the Same Global Custodian Or
      Different Custodians Will be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative.                                     Management     Non-Voting   Non-Voting
 1  Quorum                                                Management     For          Did Not Vote
 2  Reading and Approval of the Agenda                    Management     For          Did Not Vote
 3  Election of the Voting Commission and Approval and
      Execution of the Minutes                            Management     For          Did Not Vote
 4  Report of the Board of Directors and the Ceo          Management     For          Did Not Vote
 5  Report of Corporate Governance                        Management     For          Did Not Vote
 6  Report of the Audit Committee                         Management     For          Did Not Vote
 7  Non-consolidated and Consolidated Financial
      Statements                                          Management     For          Did Not Vote
 8  Report of the External Auditor                        Management     For          Did Not Vote
 9  Consideration and Approval of the Financial
      Statements and the Reports of the Board of
      Directors and the Ceo                               Management     For          Did Not Vote
 10 Proposal of the Board of Directors on Profit
      Distribution and Provisions                         Management     For          Did Not Vote
 11 Proposal for the Election of the Board of Directors
      for the Period 2018 - 2020                          Management     For          Did Not Vote
 12 Proposal for the Appropriations and Compensation of
      the Board of Directors                              Management     For          Did Not Vote
 13 Proposal for the Election of the External Auditor
      for the Period 2018 - 2020, Appropriations and
      Compensation                                        Management     For          Did Not Vote
 14 Proposal for Donations                                Management     For          Did Not Vote
BANK PEKAO S.A.
 SECURITY ID: X0R77T117
 Meeting Date: 21-Jun-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      952673 Due to Addition of Resolutions 16 to 18. All
      Votes Received on the Previous Meeting Will be
      Disregarded If Vote Deadline Extensions are
      Granted. Therefore Please Reinstruct on This
      Meeting Notice on the New Job. If However Vote
      Deadline Extensions are Not Granted in the Market,
      This Meeting Will be Closed and Your Vote
      Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
1    Opening of the Ordinary General Meeting of Bank
       Polska Kasa Opieki Sa                               Management     Non-Voting   Non-Voting
2    Election of the Chairman of the Ordinary General
       Meeting of Bank Polska Kasa Opieki Sa               Management     For          Did Not Vote
3    Confirmation of the Correctness of Convening the
       Ordinary General Meeting of Bank Polska Kasa Opieki
       Sa and Its Capacity to Adopt Resolutions            Management     For          Did Not Vote
4    Election of the Returning Committee                   Management     For          Did Not Vote
5    Adoption of the Agenda of the Ordinary General
       Meeting of Bank Polska Kasa Opieki Sa               Management     For          Did Not Vote
6    Consideration of the Report of the Bank's
       Management Board on the Activities of Bank Pekao
       S.a. for 2017                                       Management     For          Did Not Vote
7    Consideration of the Separate Financial Statements
       of Bank Pekao S.a. for the Year Ended on December
       31, 2017                                            Management     For          Did Not Vote
8    Consideration of the Report of the Bank's
       Management Board on the Operations of Bank Pekao Sa
       Capital Group for 2017                              Management     For          Did Not Vote
9    Consideration of the Consolidated Financial
       Statements of Bank Pekao S.a. Capital Group. for
       the Year Ended on December 31, 2017                 Management     For          Did Not Vote
10   Consideration of the Management Board's Motion
       Regarding the Distribution of the Profit of Bank
       Polska Kasa Opieki Sa for 2017                      Management     For          Did Not Vote
11   Consideration of the Report of the Supervisory
       Board of Bank Polska Kasa Opieki Sa Regarding
       Activities in 2017 and the Results of the
       Assessment Carried Out: Reports on the Activities
       of Bank Polska Kasa Opieki S.a. and the Capital
       Group of Bank Polska Kasa Opieki Sa for 2017,
       Financial Statements of Bank Polska Kasa Opieki Sa
       and the Capital Group of Bank Polska Kasa Opieki Sa
       for the Year Ended December 31, 2017, Motion of the
       Management Board Regarding Distribution of the
       Profit of Bank Polska Kasa Opieki Sa for 2017 and
       the Situation of Bank Polska Kasa Opieki Sa         Management     For          Did Not Vote
12.1 Adoption of Resolution Regarding: Approval of the
       Report of the Bank's Management Board on the
       Activities of Bank Pekao S.a. for 2017              Management     For          Did Not Vote
12.2 Adoption of Resolution Regarding: Approval of the
       Separate Financial Statements of Bank Pekao S.a.
       for the Year Ended on December 31, 2017             Management     For          Did Not Vote
12.3 Adoption of Resolution Regarding: Approving the
       Report of the Bank's Management Board on the
       Operations of Bank Pekao Sa Capital Group for 2017  Management     For          Did Not Vote
12.4 Adoption of Resolution Regarding: Approval of the
       Consolidated Financial Statements of Bank Pekao
       S.a. Capital Group for the Year Ended on December
       31, 2017                                            Management     For          Did Not Vote
12.5 Adoption of Resolution Regarding: Distribution of
       the Profit of Bank Polska Kasa Opieki Sa for 2017   Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 12.6 Adoption of Resolution Regarding: Approval of the
        Report on the Activities of the Supervisory Board
        of Bank Polska Kasa Opieki Sa in 2017               Management     For          Did Not Vote
 12.7 Adoption of Resolution Regarding: Approval of the
        Fulfillment of Duties by the Members of the
        Supervisory Board of Bank Polska Kasa Opieki Sa in
        2017                                                Management     For          Did Not Vote
 12.8 Adoption of Resolution Regarding: Granting A Vote
        of Approval to Members of the Management Board of
        the Polska Kasa Opieki Sa for Performing Their
        Duties in 2017                                      Management     For          Did Not Vote
 13   Selection of an Audit Firm to Audit and Review the
        Financial Statements of Bank Polska Kasa Opieki Sa
        and the Consolidated Financial Statements of the
        Capital Group of Bank Polska Kasa Opieki Sa for the
        Years 2018-2020 and Adopt A Resolution in This
        Matter                                              Management     For          Did Not Vote
 14   Evaluation of the Remuneration Policy of Bank
        Polska Kasa Opieki Sa in 2017 on the Basis of the
        Report on the Assessment of the Functioning of the
        Remuneration Policy of the Bank Polska Kasa Opieki
        Sa Presented by the Supervisory Board and Adoption
        of A Resolution in This Matter                      Management     For          Did Not Vote
 15   Presentation by the Supervisory Board of the Report
        on the Assessment of the Application by Bank Polska
        Kasa Opieki Sp Ka Akcyjna in 2017 of the Principles
        of Corporate Governance for Supervised Institutions Management     For          Did Not Vote
      Please Note That the Boards Does Not Make Any
        Recommendation on Resolutions 16 to 18. Thank You   Management     Non-Voting   Non-Voting
 16   Adoption of A Resolution on the Principles of
        Shaping the Remuneration of the Members of the
        Supervisory Board of Bank Polska Kasa Opieki Sa     Management     For          Did Not Vote
 17   Adoption of A Resolution Regarding the Principles
        of Shaping the Remuneration of the Members of the
        Management Board of Bank Polska Kasa Opieki Sa      Management     For          Did Not Vote
 18   Adoption of A Resolution Regarding an Amendment to
        the Articles of Association of Bank Polska Kasa
        Opieki Sa                                           Management     For          Did Not Vote
 19   Closing the Proceedings of the Ordinary General
        Meeting of Bank Polska Kasa Opieki Sa               Management     Non-Voting   Non-Voting
BB SEGURIDADE PARTICIPACOES SA, BRASILIA, DF
 SECURITY ID: P1R1WJ103
 Meeting Date: 20-Apr-18
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions to be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      899573 Due to Receipt of Additional Resolutions 7
      and 8. All Votes Received on the Previous Meeting
      Will be Disregarded and You Will Need to Reinstruct
      on This Meeting Notice. Thank You                   Management     Non-Voting   Non-Voting
1   To Take the Accounts of the Administrators and
      Examine, Discuss and Vote the Financial Statements
      Related to the Fiscal Year Ended on 12.31.2017      Management     For          Did Not Vote
2   In Keeping with the Provisions of Law 6404 of
      December 15, 1976, and the Bylaws of Bb Seguridade
      Participacoes S.a., I Present for the Resolution of
      This General Meeting the Allocation of the Net
      Profit, in Regard to the 2017 Fiscal Year, Which is
      Represented As Follows Net Profit Brl
      4,049,244,529.74, Accumulated Profit , Adjusted Net
      Profit 1 Brl 3,846,782,303.25, Legal Reserve Brl
      202,462,226.49, Compensation for Shareholders Brl
      3,449,464,829.28, Interest on Shareholder Equity ,
      Dividends Brl 3,449,464,829.28, Use of the Reserve
      for the Equalization of the Dividends , Bylaws
      Reserves Brl 397,373,115.69, for Operating Margin
      Brl 397,373,115.69, for Equalization of the
      Dividends , 1 Obtained by Means of the Reduction of
      the Net Profit from the Fiscal Year by the Amount
      Applied to the Establishment of A Legal Reserve     Management     For          Did Not Vote
3.1 Election of the Fiscal Council. Positions Limit to
      be Completed, 3 Election of A Member of the Fiscal
      Council, the Shareholder Can Indicate As Many
      Candidates As There are Vacancies to be Filled in
      the General Election. Lucineia Possar Principal
      Member Indicated by Bank of Brazil S.a., According
      To, 1 of Art. 37 of the Corporate Bylaws. Alternate
      Member Waiting for Indication, According To, 1 of
      Art. 37 of the Corporate Bylaws                     Management     For          Did Not Vote
3.2 Election of the Fiscal Council. Positions Limit to
      be Completed, 3 Election of A Member of the Fiscal
      Council, the Shareholder Can Indicate As Many
      Candidates As There are Vacancies to be Filled in
      the General Election. Principal, Leandro Puccini
      Secunho, Indicated by the Minister of Finance,
      According To, 1 of Article 37 of the Bylaws. Rafael
      Rezende Brigolini, Alternate, Indicated by the
      Minister of Finance, According To, 1 of Article 37
      of the Bylaws                                       Management     For          Did Not Vote
3.3 Election of the Fiscal Council. Positions Limit to
      be Completed, 3 Election of A Member of the Fiscal
      Council, the Shareholder Can Indicate As Many
      Candidates As There are Vacancies to be Filled in
      the General Election. Principal, Giorgio Bampi,
      Indicated by the Minority Shareholders, According
      To, 1 of Article 37 of the Bylaws. Alternate, Paulo
      Roberto Franceschi, Indicated by the Minority




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Shareholders, According To, 1 of Article 37 of the
      Bylaws                                              Management     For          Did Not Vote
4.1 Election of the Board of Directors. Positions Limit
      to be Completed, 2 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Arnaldo Jose Vollet
      Independent Advisor Indicated by Bank of Brazil
      S.a., According of Art. 14, 2, V and 3, I, of the
      Corporate Bylaws                                    Management     For          Did Not Vote
4.2 Election of the Board of Directors. Positions Limit
      to be Completed, 2 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Adalberto Santos De
      Vasconcelos, Indicated by the Minister of State for
      Planning, According of Article 37, 2, III, and
      Article 18, 2, I, of the Bylaws                     Management     For          Did Not Vote
    For the Proposal 5 Regarding the Adoption of
      Cumulative Voting, Please be Advised That You Can
      Only Vote for Or Abstain. an Against Vote on This
      Proposal Requires Percentages to be Allocated
      Amongst the Directors in Proposal 6.1 to 6.2. in
      This Case Please Contact Your Client Service
      Representative in Order to Allocate Percentages
      Amongst the Directors                               Management     Non-Voting   Non-Voting
5   In the Event of the Adoption of the Cumulative
      Voting Process, Should the Votes Corresponding to
      Your Shares be Distributed in Equal Percentages
      Across the Members of the Slate That You Have
      Chosen. Please Note That If Investor Chooses For,
      the Percentages Do Not Need to be Provided, If
      Investor Chooses Against, It is Mandatory to Inform
      the Percentages According to Which the Votes Should
      be Distributed, Otherwise the Entire Vote Will be
      Rejected Due to Lack of Information, If Investor
      Chooses Abstain, the Percentages Do Not Need to be
      Provided, However in Case Cumulative Voting is
      Adopted the Investor Will Not Participate on This
      Matter of the Meeting                               Management     For          Did Not Vote
6.1 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Arnaldo Jose Vollet
      Independent Advisor Indicated by Bank of Brazil
      S.a., According of Art. 14, 2, V and 3, I, of the
      Corporate Bylaws                                    Management     For          Did Not Vote
6.2 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Adalberto Santos De
      Vasconcelos, Indicated by the Minister of State for
      Planning, According of Article 37, 2, III, and
      Article 18, 2, I, of the Bylaws                     Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7  Do You Wish to Request the Adoption of the
      Cumulative Vote Process for the Election of the in
      Accordance with Art.141 of Law 6,404 of 1976        Management     For          Did Not Vote
 8  Do You Wish to Request the Separate Election of A
      Member of the Board of Directors, Under the Terms
      of Article 141, 4, I of Law 6,404 of 1976           Management     For          Did Not Vote
 9  Submit for Your Consideration, in Accordance with
      the Provision in Paragraph 3 of Article 162 of Law
      6404 of December 15, 1976, and Article 1 of Law
      9292 of July 12, 1996, the Proposal for the
      Establishment of the Compensation for the Members
      of the Fiscal Council at 10 Percent of the Average
      Monthly Compensation That is Received by the
      Members of the Executive Committee, Excluding the
      Benefits That are Not Compensation                  Management     For          Did Not Vote
 10 Submit for Your Consideration A. the Proposal for
      the Establishment of the Aggregate Amount for the
      Payment of Compensation and Benefits for the
      Members of the Executive Committee and of the Board
      of Directors, During the Period from April 2018 to
      March 2019, at A Maximum of Brl 9,185,126.96, and
      B. the Proposal for the Establishment of the
      Monthly Compensation of the Members of the Board of
      Directors at One Tenth of the Amount, As A Monthly
      Average, That is Received by the Members of the
      Executive Committee, Excluding the Benefits That
      are Not Compensation                                Management     For          Did Not Vote
 11 Submit for Your Consideration, in Accordance with
      the Provision in Paragraph 8 of Article 38 of
      Decree Number 8949 of December 27, 2016, and of
      Line Xiii of Article 10 of the Corporate Bylaws of
      the Company, the Proposal to Establish the
      Individual Monthly Compensation of the Members of
      the Audit Committee at Brl 15,003.96 for the Period
      from April 2018 to March 2019                       Management     For          Did Not Vote
BIM BIRLESIK MAGAZALAR A.S.
 SECURITY ID: M2014F102
 Meeting Date: 25-Apr-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Turkish Market and is Considered As ''against''.
      Thank You.                                           Management     Non-Voting   Non-Voting
 1  Opening, Election of Moderator and Authorization of
      the Moderator to Sign the Ordinary General Assembly
      Meeting Minutes                                      Management     For          Did Not Vote
 2  Reading and Negotiating the Annual Report for the
      Year 2017                                            Management     For          Did Not Vote
 3  Reading and Negotiating the Auditors Reports for
      the Year 2017                                        Management     For          Did Not Vote
 4  Review, Negotiation and Approval of the Financial
      Statements for the Year 2017                         Management     For          Did Not Vote
 5  Decision on Acquittal of Members of the Board of
      Directors Due to Their Activities in the Year 2017   Management     For          Did Not Vote
 6  Discussion and Resolution of Recommendation of the
      Board of Directors Regarding Profit Distribution
      for the Year 2017                                    Management     For          Did Not Vote
 7  Election of the New Board Members and Determination
      of Their Monthly Participation Fee                   Management     For          Did Not Vote
 8  Grant of Authorization to the Members of the Board
      of Directors So That They Can Carry Out the Duties
      Specified in Articles 395 and 396 of the Turkish
      Commercial Code and in Compliance with the
      Corporate Governance Principles Issued by Capital
      Market Board, Informing the General Assembly on
      Transactions Performed Within Such Framework in 2017 Management     For          Did Not Vote
 9  Presentation of the Donations and Aids by the
      Company in 2017 for the General Assembly's
      Information                                          Management     For          Did Not Vote
 10 Informing Shareholders That No Pledge, Guarantee
      and Hypothec Were Granted by the Company in Favor
      of Third Parties Based on the Corporate Governance
      Communique of the Capital Markets Board              Management     For          Did Not Vote
 11 Ratifying the Election of Independent Auditor by
      the Board of Directors As Per the Turkish
      Commercial Law and Regulations of the Capital
      Markets Board                                        Management     For          Did Not Vote
 12 Wishes and Closing                                     Management     For          Did Not Vote
BRF SA, ITAJAI, SC
 SECURITY ID: P1905C100
 Meeting Date: 26-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                       Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      892344 Due to Receipt of Updated Agenda. All Votes
      Received on the Previous Meeting Will be
      Disregarded If Vote Deadline Extensions are




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Granted. Therefore Please Reinstruct on This
      Meeting Notice on the New Job. If However Vote
      Deadline Extensions are Not Granted in the Market,
      This Meeting Will be Closed and Your Vote
      Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior
      to Cutoff on the Original Meeting, and As Soon As
      Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   Removal of All Members of the Board of Directors      Management     For          Did Not Vote
2   Approval of the Number of 10 Members to Compose the
      Board of Directors                                  Management     For          Did Not Vote
3   To Amend Article 30, Paragraph 3, of the Company's
      by Laws, in Order to Provide That Audit Committee
      Shall be Held Periodically, in Accordance with the
      Internal Regulation of the Board                    Management     For          Did Not Vote
4   To Consolidate the Company's Bylaws                   Management     For          Did Not Vote
    For the Proposal 5 Regarding the Adoption of
      Cumulative Voting, Please be Advised That You Can
      Only Vote for Or Abstain. an Against Vote on This
      Proposal Requires Percentages to be Allocated
      Amongst the Directors in Proposal 6.1 to 6.12. in
      This Case Please Contact Your Client Service
      Representative in Order to Allocate Percentages
      Amongst the Directors.                              Management     Non-Voting   Non-Voting
5   In the Event of the Adoption of the Cumulative
      Voting Process, Should the Votes Corresponding to
      Your Shares be Distributed in Equal Percentages
      Across the Members of the Slate That You Have
      Chosen. Note. Please Note That If Investor Chooses
      For, the Percentages Do Not Need to be Provided If
      Investor Chooses Against, It is Mandatory to Inform
      the Percentages According to Which the Votes Should
      be Distributed, Otherwise the Entire Vote Will be
      Rejected Due to Lack of Information If Investor
      Chooses Abstain, the Percentages Do Not Need to be
      Provided, However in Case Cumulative Voting is
      Adopted the Investor Will Not Participate on This
      Matter of the Meeting                               Management     For          Did Not Vote
6.1 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Note. Augusto Marques Da
      Cruz Filho                                          Management     For          Did Not Vote
6.2 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Note. Dan Ioschpe            Management     For          Did Not Vote
6.3 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Flavia Buarque De
       Almeida                                             Management     For          Did Not Vote
6.4  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Francisco Petros
       Oliveira Lima Papathanasiadis                       Management     For          Did Not Vote
6.5  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Guilherme Afonso
       Ferreira                                            Management     For          Did Not Vote
6.6  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Jose Luiz Osorio       Management     For          Did Not Vote
6.7  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Luiz Fernando Furlan   Management     For          Did Not Vote
6.8  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Roberto Antonio Mendes Management     For          Did Not Vote
6.9  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Roberto Funari         Management     For          Did Not Vote
6.10 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Roberto Rodrigues      Management     For          Did Not Vote
6.11 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Vasco Augusto Pinto Da
       Fonseca Dias Junior                                 Management     For          Did Not Vote
6.12 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Note. Walter Malieni Jr      Management     For          Did Not Vote
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   To Approve the Management Accounts and Financial
      Statements of the Company for the Financial Year
      Ended on December 31, 2017 Accompanied by the
      Management Report, Explanatory Notes, Report of the
      Independent Auditors and Opinion of the Fiscal
      Council, the Summarized Annual Report, the
      Statutory Audit Committee and the Comments of the
      Management on the Company's Financial Situation,
      Within the Terms of Annex I of the Administrations
      Proposal for the Ordinary and Extraordinary General
      Meeting                                             Management     For          Did Not Vote
2   Establish the Annual Global Remuneration Related to
      the 2018 Financial Year for the Company's
      Management in the Amount Up to Brl 86.8 Million,
      Which Covers the Limit Proposed for the Fixed
      Remuneration, Salary Or Management Fees, Direct and
      Indirect Benefits and Social Contributions,
      Severance Benefits, Variable Remuneration, Profit
      Sharing, and Amounts Related to the Stock Option
      Plan and Restricted Share Plan of the Company       Management     For          Did Not Vote
3.1 Indication of Members of the Fiscal Council. the
      Shareholder Can Indicate How Many Candidates are
      Required to Fill All Places in General Election.
      Attilio Guaspari, Effective. Susana Hanna Stiphan
      Jabra, Substitute                                   Management     For          Did Not Vote
3.2 Indication of Members of the Fiscal Council. the
      Shareholder Can Indicate How Many Candidates are
      Required to Fill All Places in General Election.
      Marcus Vinicius Dias Severini, Effective. Marcos
      Tadeu Siqueira, Substitute                          Management     For          Did Not Vote
3.3 Indication of Members of the Fiscal Council. the
      Shareholder Can Indicate How Many Candidates are
      Required to Fill All Places in General Election. .
      Andre Vicentini, Effective. Valdecyr Maciel Gomes,
      Substitute                                          Management     For          Did Not Vote
4   To Set an Annual Global Remuneration for the 2018
      Financial Year for the Members of the Fiscal
      Council in the Amount Up to Brl 745 Thousand. This
      Amount Refers to the Limit Proposed As Fixed
      Remuneration, Salary Or Pro Labore, Direct and
      Indirect Benefits and Social Contributions          Management     For          Did Not Vote
Meeting Date: 25-May-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
 1  To Correct the Annual, Aggregate Compensation of
      the Members of the Board of Directors and of the
      Executive Committee of Brf for the 2018 Fiscal
      Year, in Order That the Amount Comes to be Up to
      Brl 92.4 Million                                    Management     For          Did Not Vote
 2  To Amend the Plan for the Granting of Restricted
      Shares of the Company in Order I. to Provide That
      the Members of the Board of Directors Will be Able
      to be Beneficiaries of the Plan, and II. to Allow
      That the Board of Directors Establish the Period of
      Time for Which the Managers Or Employees Who are
      Beneficiaries of the Plan Must Remain Tied to the
      Company in Order for Them to be Able to Acquire the
      Rights That are Related to the Restricted Shares,
      As Well As Other Periods of Time That are Related
      to This Subject                                     Management     For          Did Not Vote
 3  To Authorize the Signing of Indemnity Agreements
      Between the Company and the Current Members of the
      Board of Directors of the Company, Who are Mr.
      Abilio Dos Santos Diniz, Ms. Flavia Buarque De
      Almeida, Mr. Francisco Petros Oliveira Lima
      Papathanasiadis, Mr. Jose Carlos Reis De Magalhaes
      Neto, Mr. Luiz Fernando Furlan, Mr. Marcos
      Guimaraes Grasso, Mr. Walter Fontana Filho and Mr.
      Walter Malieni Jr., As Well As Those Who are to be
      Elected at the Annual and Extraordinary General
      Meeting That is Called to be Held on April 26, 2018 Management     For          Did Not Vote
    16 May 2018: Please Note That This is A Revision
      Due to Addition of Comment. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You                                           Management     Non-Voting   Non-Voting
    16 May 2018: Please Note That Votes 'in Favor' and
      'against' in the Same Agenda Item are Not Allowed.
      Only Votes in Favor And/or Abstain Or Against And/
      Or Abstain are Allowed. Thank You                   Management     Non-Voting   Non-Voting
BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH
 SECURITY ID: Y1002E256
 Meeting Date: 25-Apr-18
 1  To Consider the Adoption of the Annual General
      Meeting of Shareholdersno. 24 for Year 2017, Which
      Was Held on Wednesday, 26 April 2017                Management     For          Did Not Vote
 2  To Acknowledge the Board of Directors' Report on
      Company's Operation in Year 2017                    Management     For          Did Not Vote
 3  To Consider and Approve the Audited Statements of
      Financial Position Andincome Statements for the
      Year Ended 31 December 2017                         Management     For          Did Not Vote
 4  To Consider and Approve the Appropriation of Profit
      for the Year 2017 Fordistribution As Dividend and
      to Acknowledge the Payment of Interimdividend       Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.1 To Consider and Approve the Election of Director in
       Place of the Directors Who Retire by Rotation:mrs.
       Linda Lisahapanya                                   Management     For          Did Not Vote
 5.2 To Consider and Approve the Election of Director in
       Place of the Directors Who Retire by Rotation:mr.
       Soradis Vinyaratn                                   Management     For          Did Not Vote
 5.3 To Consider and Approve the Election of Director in
       Place of the Directors Who Retire by Rotation:mr.
       Prin Chirathivat                                    Management     For          Did Not Vote
 6   To Consider and Approve the Director's and
       Committee Members' Remuneration for the Year 2018   Management     For          Did Not Vote
 7   To Consider and Approve the Appointment of Miss
       Vissuta Jariyathanakorn, Certified Public Account
       No. 3853, Miss Sumalee Reewarabandith, Certified
       Public Account No. 3970, and Miss Kosum Cha-em,
       Certified Public Account No.6011 of Ey Office
       Limited As the Company's Auditors for the Year 2018
       and to Fix Their Remuneration in an Amount Not
       Exceeding Baht 3,210,000                            Management     For          Did Not Vote
 8   To Consider and Approve the Amendment to Clause 4
       of the Company's Memorandum of Association, with
       Respect to the Registered Capital to be Inline with
       the Conversion of Preferred Shares Into Ordinary
       Shares in 2018                                      Management     For          Did Not Vote
 9   Other Business, If Any                                Management     Abstain      Did Not Vote
     23 Feb 2018: in the Situation Where the Chairman of
       the Meeting Suddenly Change the Agenda And/or Add
       New Agenda During the Meeting, We Will Vote That
       Agenda As Abstain.                                  Management     Non-Voting   Non-Voting
     10 Apr 2018: Please Note That This is A Revision
       Due to Addition of Comment and Modification of
       Resolution 1, 3, 4, 6, 7, 8. If You Have Already
       Sent in Your Votes, Please Do Not Vote Again Unless
       You Decide to Amend Your Original Instructions.
       Thank You.                                          Management     Non-Voting   Non-Voting
CEMENTOS ARGOS SA, BOGOTA
 SECURITY ID: P2216Y112
 Meeting Date: 16-Mar-18
     Please be Aware That Split Voting is Not Allowed in
       the Colombian Market. Clients That Decide to
       Operate Under the Structure of One Tax Id (nit)
       with Multiple Accounts Across the Same Or Different
       Global Custodians Must Ensure That All Instructions
       Under the Same Tax Id are Submitted in the Same
       Manner. Conflicting Instructions Under the Same Tax
       Id Either with the Same Global Custodian Or
       Different Custodians Will be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative.                                     Management     Non-Voting   Non-Voting
 1   Quorum Verification                                   Management     For          Did Not Vote
 2   Reading and Approval of the Agenda                    Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3  Appointment of the Commission for Approval and
      Signature of the Minute                              Management     For          Did Not Vote
 4  Presentation of the Management Report by the Board
      of Directors and the Ceo                             Management     For          Did Not Vote
 5  Presentation of the Financial Statements As of
      December 31st 2017                                   Management     For          Did Not Vote
 6  Presentation of the Fiscal Auditor's Report            Management     For          Did Not Vote
 7  Approval of the Management Report and Financial
      Statements Presented Until December 31st 2017        Management     For          Did Not Vote
 8  Presentation and Approval of the Profits
      Distribution Project                                 Management     For          Did Not Vote
 9  Approval of Resources for Social Benefit               Management     For          Did Not Vote
 10 Setting of Fees of the Board of Directors              Management     For          Did Not Vote
CEMEX, S.A.B. DE C.V.
 SECURITY ID: P2253T133
 Meeting Date: 05-Apr-18
 I  Resolution on A Proposal of the Board of Directors
      to Increase the Stock Capital in Its Variable Part,
      and to Issue Convertible Obligations in Shares. for
      Which Will be Proposed the Issuance of Up to
      11,250,000,000 of Non-subscribed Shares That Shall
      be Kept in the Treasury, to be Subscribed and
      Posted by the Public Investor Through Public Or
      Private Offering Or in the Case of the Conversion
      of the Obligation That They are Issued According to
      Article 210 Bis of the Ley General De Titulos Y
      Operaciones De Credito, Without Their Right of
      Preference According to the Bylaws And/or the
      Applicable Legislation. . Note. the Representative
      Shares of the Increase of Represented by Up to
      3,750,000,000 of Ordinary Par Certificates
      (.cemex.cpo.) Which Will be Referred Ordinary Shares Management     For          Did Not Vote
 II Designation of the Person Or Persons in Charge of
      Formalizing the Adopted Agreements                   Management     For          Did Not Vote
    Please Note That This is an Amendment to Meeting Id
      881268 Due to Splitting of Resolution III. All
      Votes Received on the Previous Meeting Will be
      Disregarded and You Will Need to Reinstruct on This
      Meeting Notice. Thank You.                           Management     Non-Voting   Non-Voting
 I  Presentation of the General Directors Report,
      Including the Statements of Financial Position,
      Results, Cash Flow and Changes to Capital, and the
      Report of the Board of Directors, for the Fiscal
      Year 2017, in Accordance with the Ley Del Mercado
      De Valores. Its Discussion and Approval, If Any,
      After Hearing the Opinion of the Board of Directors
      on the Report of the General Director, the Report
      of the Audit and of Corporate Practices and Finance
      Committees, the Report on Policies and Accounting
      Criteria Adopted, and the Report on the Review of
      the Fiscal Situation of the Company                  Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 II  Resolution on Earnings Application Project            Management     For          Did Not Vote
 III.A Proposal to Extend for Up to 5 Years the Current
       Plan of Restricted Shares for Employees, Officers
       and Administrators                                  Management     For          Did Not Vote
 III.B Proposal to Increase the Equity Capital in Its
       Variable Part Through the Issuance of Treasury
       Shares to be Subscribed and Exhibited in the Terms
       and Conditions of the Plan, Without Corresponding
       the Right of Preference Pursuant to Article 8 of
       the Bylaws                                          Management     For          Did Not Vote
 IV  Proposal to Determine the Amount of the Reserve for
       Acquisition of Shares Issued by the Company Or
       Credit Titles Representing Those Shares             Management     For          Did Not Vote
 V   Appointment of Directors, Members and Chairman of
       the Audit and Corporate Practices and Finance
       Committees                                          Management     For          Did Not Vote
 VI  Remuneration to the Members of the Board of
       Directors and of the Audit and Corporate Practices
       and Finance Committees                              Management     For          Did Not Vote
 VII Designation of the Person Or Persons in Charge of
       Formalizing the Adopted Agreements                  Management     For          Did Not Vote
CEZ, A. S.
 SECURITY ID: X2337V121
 Meeting Date: 22-Jun-18
     Please Note That This is an Amendment to Meeting Id
       949925 Due to Received Counter Proposal for
       Resolution 5. All Votes Received on the Previous
       Meeting Will be Disregarded If Vote Deadline
       Extensions are Granted. Therefore Please Reinstruct
       on This Meeting Notice on the New Job. If However
       Vote Deadline Extensions are Not Granted in the
       Market, This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
 1   Board of Directors' Report on the Company's
       Business Operations and Assets for 2017, Summary
       Report Pursuant to Section 118(9) of the Capital
       Market Undertakings Act, and Conclusions of the
       Related Parties Report for 2017                     Management     Non-Voting   Non-Voting
 2   Supervisory Board Report                              Management     Non-Voting   Non-Voting
 3   Audit Committee Report on the Results of Its
       Activities                                          Management     Non-Voting   Non-Voting
 4.1 Approval of the Financial Statements of Cez, A. S.,
       and Consolidated Financial Statements of Cez Group
       for 2017: the General Meeting of Cez, A. S. Hereby
       Approves the Financial Statements of Cez, A. S.
       Prepared As of December 31, 2017                    Management     For          Voted - For
 4.2 Approval of the Financial Statements of Cez, A. S.,
       and Consolidated Financial Statements of Cez Group




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       for 2017: the General Meeting of Cez, A. S. Hereby
       Approves the Consolidated Financial Statements of
       Cez Group Prepared As of December 31, 2017          Management     For          Voted - For
 5   Decision on the Distribution of Profit of Cez, A.
       S. : the Dividend is Czk 33 Per Share Before Tax    Management     For          Voted - For
 5.1 Please Note That This Resolution is A Shareholder
       Proposal: the Proposed Amendment Lies in Refrain
       from the Distribution of the Royalty to the Members
       of the Board of Directors and the Supervisory Board
       and Transfer of the Amount Set Aside for the
       Purpose of the Distribution of the Royalty to the
       Retained Earnings Account                           Management     Against      Voted - Against
 6   Appointment of the Auditor to Perform the Statutory
       Audit for the Accounting Period of the Calendar
       Year of 2018: the General Meeting of Cez, A. S.
       Appoints Ernst & Young Audit, S.r.o., Company Id
       No. 26704153, Having Its Registered Office at Na
       Florenci 2116/15, Nove Mesto, 110 00 Praha 1, As
       the Auditor to Perform the Statutory Audit for the
       Accounting Period of the Calendar Year of 2018      Management     For          Voted - For
 7   Decision on Donations Budget                          Management     For          Voted - For
 8   Information on Reasons for Contemplating Cez Group
       Transformation                                      Management     Non-Voting   Non-Voting
 9   Removal and Election of Supervisory Board Members     Management     For          Voted - For
 10  Removal and Election of Audit Committee Members       Management     For          Voted - For
CIELO SA, SAO PAULO
 SECURITY ID: P2859E100
 Meeting Date: 20-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   Define the Number of Members of the Fiscal Council    Management     For          Did Not Vote
 2.1 Fiscal Council Election by Candidate. Positions
       Limit to be Completed, 5 Nomination of Candidates
       to the Fiscal Council .the Shareholder Can Indicate
       As Many Candidates As There are Vacancies to be
       Filled in the General Election. Principal Counselor
       Member, Adriano Meira Ricci. Alternate Counselor
       Member, Flavio Saba Santos Estrela                  Management     For          Did Not Vote
 2.2 Fiscal Council Election by Candidate. Positions
       Limit to be Completed, 5 Nomination of Candidates
       to the Fiscal Council .the Shareholder Can Indicate
       As Many Candidates As There are Vacancies to be
       Filled in the General Election. Principal Counselor
       Member, Joel Antonio De Araujo. Alternate Counselor
       Member, Sigmar Milton Mayer Filho                   Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.3 Fiscal Council Election by Candidate. Positions
      Limit to be Completed, 5 Nomination of Candidates
      to the Fiscal Council .the Shareholder Can Indicate
      As Many Candidates As There are Vacancies to be
      Filled in the General Election. Principal Counselor
      Member, Herculano Anibal Alves. Alternate Counselor
      Member, Kleber Do Espirito Santo                    Management     For          Did Not Vote
2.4 Fiscal Council Election by Candidate. Positions
      Limit to be Completed, 5 Nomination of Candidates
      to the Fiscal Council .the Shareholder Can Indicate
      As Many Candidates As There are Vacancies to be
      Filled in the General Election. Principal Counselor
      Member, Marcelo Santos Dall Occo. Alternate
      Counselor Member, Carlos Roberto Mendonca Da Siva   Management     For          Did Not Vote
2.5 Fiscal Council Election by Candidate. Positions
      Limit to be Completed, 5 Nomination of Candidates
      to the Fiscal Council .the Shareholder Can Indicate
      As Many Candidates As There are Vacancies to be
      Filled in the General Election. Independent
      Principal Counselor Member, Haroldo Reginaldo Levy
      Neto .milton Luiz Milioni, Independent Alternate
      Counselor Member                                    Management     For          Did Not Vote
3   To Resolve on the Proposal to Increase Capital
      Stock by Capitalizing A Quota of the Profit
      Reserve, Without the Issue of New Shares Pursuant
      to Article 169 of Law No. 6.404 of 1976, with the
      Amendment in the Article 7 of the Bylaw             Management     For          Did Not Vote
4   To Approve the Amendment of the Company's Bylaws,
      in Order to Reflect the Compulsory Adjustments
      Required Banco Central Do Brasil and B3 S.a.
      Brasil, Bolsa, Balcao                               Management     For          Did Not Vote
5   Approve the Restatement of the Company's Bylaws       Management     For          Did Not Vote
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
1   To Receive the Managements Accounts, Examine and
      Vote on the Management Report and the Accounting
      and Financial Statements, Accompanied by Reports
      Issued by the Fiscal Council, the Independent
      Auditor and the Audit Committee for the Fiscal Year
      Ended on December 31, 2017                          Management     For          Did Not Vote
2   To Resolve on the Allocation of 2017 Fiscal Year
      Company's Net Income, Which Will Comprise the
      Approval of the Capital Allocation Proposal and the
      Ratification on the Earnings Amount Already
      Distributed                                         Management     For          Did Not Vote
3   Define the Number of Members of the Board of
      Directors                                           Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Do You Wish to Request the Adoption of the
      Cumulative Voting Process for the Election of the
      Board of Directors, Under the Terms of Article 141
      of Law 6,404 of 1976 for More Information About the
      Multiple Vote Process, Please Consulte the
      Shareholders Manual and the Proposal of the
      Company's Management                                Management     For          Did Not Vote
5.1 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Antonio Mauricio Maurano   Management     For          Did Not Vote
5.2 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Bernardo De Azevedo Silva
      Rothe                                               Management     For          Did Not Vote
5.3 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Marcelo Augusto Dutra
      Labuto                                              Management     For          Did Not Vote
5.4 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Rogerio Magno Panca        Management     For          Did Not Vote
5.5 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Cesario Narihito Nakamura  Management     For          Did Not Vote
5.6 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Francisco Jose Pereira
      Terra                                               Management     For          Did Not Vote
5.7 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Marcelo De Araujo Noronha  Management     For          Did Not Vote
5.8 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Vinicius Urias Favarao     Management     For          Did Not Vote
5.9 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Independent Counselor
      Member, Aldo Luiz Mendes                            Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.10 Election of the Board of Directors. Positions Limit
       to be Completed, 11 Election of A Member of the
       Board of Directors, the Shareholder Can Indicate As
       Many Candidates As There are Vacancies to be Filled
       in the General Election. Independent Counselor
       Member, Francisco Augusto Da Costa E Silva          Management     For          Did Not Vote
5.11 Election of the Board of Directors. Positions Limit
       to be Completed, 11 Election of A Member of the
       Board of Directors, the Shareholder Can Indicate As
       Many Candidates As There are Vacancies to be Filled
       in the General Election. Independent Counselor
       Member, Gilberto Mifano                             Management     For          Did Not Vote
     For the Proposal 6 Regarding the Adoption of
       Cumulative Voting, Please be Advised That You Can
       Only Vote for Or Abstain. an Against Vote on This
       Proposal Requires Percentages to be Allocated
       Amongst the Directors in Proposal 7.1 to 7.11 in
       This Case Please Contact Your Client Service
       Representative in Order to Allocate Percentages
       Amongst the Directors.                              Management     Non-Voting   Non-Voting
6    In the Event of the Adoption of the Cumulative
       Voting Process, Should the Votes Corresponding to
       Your Shares be Distributed in Equal Percentages
       Across the Members of the Slate That You Have
       Chosen. Please Note That If Investor Chooses For,
       the Percentages Do Not Need to be Provided, If
       Investor Chooses Against, It is Mandatory to Inform
       the Percentages According to Which the Votes Should
       be Distributed, Otherwise the Entire Vote Will be
       Rejected Due to Lack of Information, If Investor
       Chooses Abstain, the Percentages Do Not Need to be
       Provided, However in Case Cumulative Voting is
       Adopted the Investor Will Not Participate on This
       Matter of the Meeting                               Management     For          Did Not Vote
7.1  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Antonio Mauricio Maurano     Management     For          Did Not Vote
7.2  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Bernardo De Azevedo Silva
       Rothe                                               Management     For          Did Not Vote
7.3  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Marcelo Augusto Dutra Labuto Management     For          Did Not Vote
7.4  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Rogerio Magno Panca          Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7.5  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Cesario Narihito Nakamura    Management     For          Did Not Vote
 7.6  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Francisco Jose Pereira Terra Management     For          Did Not Vote
 7.7  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Marcelo De Araujo Noronha    Management     For          Did Not Vote
 7.8  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Vinicius Urias Favarao       Management     For          Did Not Vote
 7.9  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Independent Counselor
        Member, Aldo Luiz Mendes                            Management     For          Did Not Vote
 7.10 Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Independent Counselor
        Member, Francisco Augusto Da Costa E Silva          Management     For          Did Not Vote
 7.11 Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Independent Counselor
        Member, Gilberto Mifano                             Management     For          Did Not Vote
 8    To Deliberate the Global Remuneration Proposal of
        the Members of the Board of Directors, Fiscal
        Council and Executive Officers for the Fiscal Year  Management     For          Did Not Vote
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
COMMERCIAL INTERNATIONAL BANK (EGYPT) S.A.E.
 SECURITY ID: M25561107
 Meeting Date: 04-Mar-18
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
1   Review the Bod Report Regarding the Fiscal Year
      Ended on 31.12.2017                                 Management     For          Did Not Vote
2   Review the Internal Auditor Report Regarding the
      Budget. the Income Statement and the Rest of the
      Bank Financial Statements for the Fiscal Year Ended
      on 31.12.2017                                       Management     For          Did Not Vote
3   Approve the Budget. the Income Statement and the
      Rest of the Bank Financial Statements for the
      Fiscal Year Ended on 31.12.2017                     Management     For          Did Not Vote
4   Approve the Dividends Distribution Plan for the
      Fiscal Year 2017 and Delegate the Bod to Set and
      Approve the Rules for the Employees Share in the
      Annual Profit                                       Management     For          Did Not Vote
5   Approve Raising the Bank Issued Capital to be
      Funded from the General Reserves from an Amount of
      Egp 11668326400 to Egp 14585408000 and Distribute
      Bonus Shares with A Ratio of 1 New Share for Each
      Outstanding 4 Shares .and Proceed with the Increase
      After the Completion and Implementation of the
      Ninth Tranche of the Staff Rewarding System         Management     For          Did Not Vote
6   Discharge the Bod from Their Duties for the Fiscal
      Year Ended on 31.12.2017 and Set Their Bonus for
      the Fiscal Year 2018                                Management     For          Did Not Vote
7   Approve Hiring the Bank Enternal Auditors and Set
      Their Fees for the Fiscal Year Ending on 31.12.2018 Management     For          Did Not Vote
8   Inform the Shareholders with the Donations Made in
      2017 and Authorize the Bod to Give Out Donations
      for the Amounts Exceeding Egp 1000 in 2018          Management     For          Did Not Vote
9   Acknowledge the Shareholders with the Annual Bonus
      Approved by the Bod for the Committees Derived from
      the Bod for the Fiscal Year 2018 Based on the
      Benefits and Rewarding Committee Recommendation     Management     For          Did Not Vote
10  Acknowledge the Shareholders with the Changes
      Occurred on the Bank Bod Formation Since the Last
      General Meeting Date                                Management     For          Did Not Vote
11  Dealing with the Company Subsidies and Affiliates     Management     For          Did Not Vote
    14 Feb 2018: Please Note in the Event the Meeting
      Does Not Reach Quorum, There Will be A Second Call
      on 14 Mar 2018. Consequently, Your Voting
      Instructions Will Remain Valid for All Calls Unless
      the Agenda is Amended. Please be Also Advised That
      Your Shares Will be Blocked Until the Quorum is Met
      Or the Meeting is Cancelled. Thank You.             Management     Non-Voting   Non-Voting
    14 Feb 2018: Please Note That This is A Revision
      Due to Modification of the Text of Resolution 7 and
      Addition of Comment. If You Have Already Sent in
      Your Votes for Mid: 875806, Please Do Not Vote
      Again Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Management     Non-Voting   Non-Voting


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
COMPANIA DE MINAS BUENAVENTURA S.A.A
 SECURITY ID: 204448104 TICKER: BVN
 Meeting Date: 27-Mar-18
 1. To Approve the 2017 Annual Report. A Preliminary
      Spanish Version of the Annual Report is Available
      in the Company's Web Site:
      Http://www.buenaventura.com/assets/uploads/pdf/aprob
      Acion_1.pdf                                          Management                  Did Not Vote
 2. To Approve the Financial Statements As of December
      31, 2017, Which Were Publicly Reported. A Full
      Report in English Version is Available in our Web
      Site:
      Http://www.buenaventura.com/en/inversionistas/estado
      S- Financieros/2018                                  Management                  Did Not Vote
 3. To Approve the Annual Remuneration for the Board of
      Directors According to the Company's Bylaws (title
      Five, Article Thirty).
      Http://www.buenaventura.com/en/inversionistas/estatu
      Tos-sociales                                         Management                  Did Not Vote
 4. To Appoint Ernst and Young (paredes, Burga Y
      Asociados) As External Auditors for Fiscal Year
      2018.                                                Management                  Did Not Vote
 5. To Approve the Payment of A Cash Dividend of 0.030
      (us$) Per Share Or Ads According to the Company's
      Dividend Policy.                                     Management                  Did Not Vote
 1. To Approve the 2017 Annual Report. A Preliminary
      Spanish Version of the Annual Report is Available
      in the Company's Web Site:
      Http://www.buenaventura.com/assets/uploads/pdf/aprob
      Acion_1.pdf                                          Management                  Did Not Vote
 2. To Approve the Financial Statements As of December
      31, 2017, Which Were Publicly Reported. A Full
      Report in English Version is Available in our Web
      Site:
      Http://www.buenaventura.com/en/inversionistas/estado
      S- Financieros/2018                                  Management                  Did Not Vote
 3. To Approve the Annual Remuneration for the Board of
      Directors According to the Company's Bylaws (title
      Five, Article Thirty).
      Http://www.buenaventura.com/en/inversionistas/estatu
      Tos-sociales                                         Management                  Did Not Vote
 4. To Appoint Ernst and Young (paredes, Burga Y
      Asociados) As External Auditors for Fiscal Year
      2018.                                                Management                  Did Not Vote
 5. To Approve the Payment of A Cash Dividend of 0.030
      (us$) Per Share Or Ads According to the Company's
      Dividend Policy.                                     Management                  Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
CORPORACION FINANCIERA COLOMBIANA SA
 SECURITY ID: P3138W200
 Meeting Date: 22-Mar-18
    Please Note That This is an Amendment to Meeting Id
      881252 Due to Change in Meeting Date from 14 March
      2018 to 22 March 2018 and Receipt of Updated
      Agenda. All Votes Received on the Previous Meeting
      Will be Disregarded and You Will Need to Reinstruct
      on This Meeting Notice. Thank You                    Management     Non-Voting   Non-Voting
    Please be Aware That Split Voting is Not Allowed in
      the Colombian Market. Clients That Decide to
      Operate Under the Structure of One Tax Id (nit)
      with Multiple Accounts Across the Same Or Different
      Global Custodians Must Ensure That All Instructions
      Under the Same Tax Id are Submitted in the Same
      Manner. Conflicting Instructions Under the Same Tax
      Id Either with the Same Global Custodian Or
      Different Custodians Will be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative.                                      Management     Non-Voting   Non-Voting
 1  Verification of the Quorum                             Management     For          Did Not Vote
 2  Reading and Approval of the Agenda                     Management     For          Did Not Vote
 3  Designation of the Committee to Approve the Minutes
      of the General Meeting                               Management     For          Did Not Vote
 4  Reports from the Board of Directors and the
      President of the Corporation for the Fiscal Year
      That Ended on December 31, 2017                      Management     For          Did Not Vote
 5  Presentation of Separate and Consolidated Financial
      Statements with A Cutoff Date of December 31, 2017   Management     For          Did Not Vote
 6  Reports from the Auditor in Regard to the Financial
      Statements                                           Management     For          Did Not Vote
 7  Approval of the Reports from the Management and of
      the Financial Statements                             Management     For          Did Not Vote
 8  Plan for the Distribution of Profit                    Management     For          Did Not Vote
 9  Report from the Board of Directors in Regard to the
      Functioning of the Internal Control System and in
      Regard to the Work That Was Carried Out by the
      Audit Committee                                      Management     For          Did Not Vote
 10 Annual Corporate Governance Report                     Management     For          Did Not Vote
 11 Report from the Financial Consumer Defender            Management     For          Did Not Vote
 12 Election of the Board of Directors and Allocation
      of Compensation                                      Management     For          Did Not Vote
 13 Election of the Auditor and the Establishment of
      Compensation and Funds for His Or Her Term in Office Management     For          Did Not Vote
 14 Election of the Financial Consumer Defender            Management     For          Did Not Vote
 15 Amendment of the Rules for General Meetings of
      Shareholders                                         Management     For          Did Not Vote
 16 Approval of the Policy for the Appointment and
      Compensation of the Board of Directors               Management     For          Did Not Vote
 17 Determination of Donations for the 2018 Fiscal Year    Management     For          Did Not Vote
 18 Proposals and Various                                  Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 Meeting Date: 28-Jun-18
     Please Note That As Broadridge Has Been Notified
       Late of This Particular Meeting, Voting Cannot be
       Supported and the Meeting Has Been Set Up As an
       Information Only Meeting. Should You Have Any
       Questions Please Either Contact Your Broadridge
       Client Service Representative Or Your Custodian     Management     Non-Voting   Non-Voting
 1   Quorum Verification                                   Management     Non-Voting   Non-Voting
 2   Reading and Approval of the Agenda                    Management     Non-Voting   Non-Voting
 3   Election of Commission for the Drafting and
       Approval of the Minutes of the Meeting              Management     Non-Voting   Non-Voting
 4   Corporate Bylaws Amendment Authorized Capital
       Increase and Update of Subscribed and Paid Capital
       4.1 Article 6 Authorized Capital 4.2 Article 7
       Subscribed and Paid Capital                         Management     Non-Voting   Non-Voting
 5   General Approval of an Issue of Ordinary Shares and
       Shares with A Preferential Dividend and Without the
       Right to Vote and Delegation to the Board of
       Directors for the Approval of the Respective Share
       Subscription Regulations                            Management     Non-Voting   Non-Voting
CP ALL PUBLIC COMPANY LTD
 SECURITY ID: Y1772K169
 Meeting Date: 20-Apr-18
 1   To Adopt the Minutes of the General Meeting of
       Shareholders for Year 2017                          Management     For          Did Not Vote
 2   To Acknowledge the Report of the Board of Directors
       Which Propose the Meeting for Reporting the
       Company's Operations for the Last Year              Management     For          Did Not Vote
 3   To Consider and Approve the Statement of Financial
       Position and Statement of Income for the Year Ended
       December 31, 2017                                   Management     For          Did Not Vote
 4   To Consider and Approve an Appropriation of Profit
       and Approve the Dividend Payment: Approved the
       Dividend Payment for the Fiscal Year of 2017 at
       Baht 1.10 Per Share to Shareholders of
       8,983,101,348 Shares. Total Dividend Payment Will
       be Baht 9,881,411,482.80 Or Dividend Payout of 59
       Percent of the Net Profit Generated from Operations
       After Income Tax Deduction of the Separate
       Financial Statement                                 Management     For          Did Not Vote
 5.1 To Consider and Elect Director to Replace the
       Directors Who Retire by Rotation: Mr. Dhanin
       Chearavanont                                        Management     For          Did Not Vote
 5.2 To Consider and Elect Director to Replace the
       Directors Who Retire by Rotation: Mr. Korsak
       Chairasmisak                                        Management     For          Did Not Vote
 5.3 To Consider and Elect Director to Replace the
       Directors Who Retire by Rotation: Mr. Soopakij
       Chearavanont                                        Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.4 To Consider and Elect Director to Replace the
       Directors Who Retire by Rotation: Mr. Adirek
       Sripratak                                           Management     For          Did Not Vote
 5.5 To Consider and Elect Director to Replace the
       Directors Who Retire by Rotation: Mr. Tanin
       Buranamanit                                         Management     For          Did Not Vote
 6   To Consider and Approve the Remuneration for
       Directors                                           Management     For          Did Not Vote
 7   To Consider and Appoint the Company's Auditors and
       Fix Their Remuneration: Mr. Charoen Phosamritlert,
       C.p.a. (thailand) Registration No. 4068, Mr.
       Veerachai Rattanajaratkul, C.p.a. (thailand)
       Registration No. 4323, and Ms. Munchupa
       Singsuksawat, C.p.a. (thailand) Registration No.
       6112 of KPMG Phoomchai Audit Ltd. As the Company's
       Auditors for the Year 2018 by Stipulating That Any
       of the Auditors Has Authority to Audit and Express
       Opinion on the Company's Financial Statements       Management     For          Did Not Vote
 8   To Consider and Approve the Amendment of the
       Company's Articles of Association                   Management     For          Did Not Vote
     In the Situation Where the Chairman of the Meeting
       Suddenly Change the Agenda And/or Add New Agenda
       During the Meeting, We Will Vote That Agenda As
       Abstain                                             Management     Non-Voting   Non-Voting
     Please Note That This is an Amendment to Meeting Id
       884788 Due to Deletion of Resolution 9. All Votes
       Received on the Previous Meeting Will be
       Disregarded and You Will Need to Reinstruct on This
       Meeting Notice. Thank You.                          Management     Non-Voting   Non-Voting
CREDICORP LTD.
 SECURITY ID: G2519Y108 TICKER: BAP
 Meeting Date: 28-Mar-18
 1.  To Consider and Approve the Audited Consolidated
       Financial Statements of the Company and Its
       Subsidiaries for the Fiscal Year Ended December 31,
       2017, Including the Report of the External
       Independent Auditors of the Company Thereon. (see
       Appendix 1)                                         Management     For          Did Not Vote
 2.  To Appoint the External Independent Auditors of the
       Company to Perform Such External Services for the
       Fiscal Year Ending December 31, 2018 and to
       Determine the Fees for Such Audit Services. (see
       Appendix 2)                                         Management     For          Did Not Vote
ECOPETROL S.A.
 SECURITY ID: ADPV14028
 Meeting Date: 23-Mar-18
     Please be Aware That Split Voting is Not Allowed in
       the Colombian Market. Clients That Decide to




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Operate Under the Structure of One Tax Id (nit)
      with Multiple Accounts Across the Same Or Different
      Global Custodians Must Ensure That All Instructions
      Under the Same Tax Id are Submitted in the Same
      Manner. Conflicting Instructions Under the Same Tax
      Id Either with the Same Global Custodian Or
      Different Custodians Will be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative.                                     Management     Non-Voting   Non-Voting
 1  A Moment of Silence                                   Management     For          Did Not Vote
 2  Verification of the Quorum                            Management     For          Did Not Vote
 3  Instatement of the General Meeting by the President
      of Ecopetrol S.a                                    Management     For          Did Not Vote
 4  Approval of the Agenda                                Management     For          Did Not Vote
 5  Designation of the Chairperson of the General
      Meeting                                             Management     For          Did Not Vote
 6  Designation of the Committee for Elections and to
      Count the Votes                                     Management     For          Did Not Vote
 7  Designation of the Committee to Review and Approve
      the Minutes                                         Management     For          Did Not Vote
 8  Report from the Board of Directors in Regard to Its
      Work, Evaluation from the President and the
      Development and Fulfillment of the Good Corporate
      Governance Code                                     Management     For          Did Not Vote
 9  Presentation of the Annual Report for 2017 by the
      Board of Directors and the President of Ecopetrol
      S.a                                                 Management     For          Did Not Vote
 10 Reading and Consideration of the Individual and
      Consolidated Financial Statements to December 31,
      2017                                                Management     For          Did Not Vote
 11 Reading of the Opinion from the Auditor               Management     For          Did Not Vote
 12 Approval of the Reports from the Management, of the
      Opinion of the Auditor and of the Financial
      Statements                                          Management     For          Did Not Vote
 13 Approval of the Plan for the Distribution of Profit   Management     For          Did Not Vote
 14 Election of the Auditor and Allocation of
      Compensation                                        Management     For          Did Not Vote
 15 Election of the Members of the Board of Directors     Management     For          Did Not Vote
 16 Approval of Bylaws Amendments                         Management     For          Did Not Vote
 17 Proposals and Various                                 Management     For          Did Not Vote
EFG HERMES HOLDING S.A.E., CAIRO
 SECURITY ID: M3047P109
 Meeting Date: 06-May-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1  Approve Bod Report for the Company's Activity for
      the Year 2017                                        Management     For          Did Not Vote
 2  Approve Financial Auditor Report for Year 2017         Management     For          Did Not Vote
 3  Approve the Company Financial Statements for Year
      2017                                                 Management     For          Did Not Vote
 4  Approving to Transfer an Amount of Egp 768618225
      from the Reserve Account to the Capital Increase
      Account and to be Distributed As Free Shares with
      the Ratio of 1 New Share for Each Original 4 Shares  Management     For          Did Not Vote
 5  Approve Suggested Dividends Distribution for the
      Year 2017                                            Management     For          Did Not Vote
 6  Amending the Article No. 6 and 7 from the Company's
      Basic Decree                                         Management     For          Did Not Vote
 7  Release the Bod Responsibilities for 2017              Management     For          Did Not Vote
 8  Approving to Authorise the Bod to Add 2 New Members    Management     For          Did Not Vote
 9  Determine Bonuses and Allowances for the Bod
      Members for 2018                                     Management     For          Did Not Vote
 10 Re Hiring Financial Auditors for the Year 2018         Management     For          Did Not Vote
 11 Approve and Delegate Bod for Donations of the Year
      2018 and Approve Donations in 2017                   Management     For          Did Not Vote
    01 May 2018: Please Note That This is A Revision
      Due to Change in Meeting Type. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You.                                           Management     Non-Voting   Non-Voting
EL SEWEDY ELECTRIC COMPANY
 SECURITY ID: M398AL106
 Meeting Date: 22-May-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                       Management     Non-Voting   Non-Voting
 1  The Bod Report Regarding the Company's Activities
      During the Fiscal Year Ended in 31.12.2017           Management     For          Did Not Vote
 2  Approving the Financial Auditor Report Regarding
      the Company's Budget Closing Balances for the
      Fiscal Year Ended in 31.12.2017                      Management     For          Did Not Vote
 3  Approving the Company's Financial Statements for
      the Fiscal Year 2017                                 Management     For          Did Not Vote
 4  Approving the Bods Suggestion Regarding the Profit
      Distribution for the Fiscal Year Ended in 31.12.2017 Management     For          Did Not Vote
 5  Approving the Netting Contracts Signed in 2017 and
      Authorising the Bod to Sign the Netting Contracts
      in 2018                                              Management     For          Did Not Vote
 6  Approving the Bod Meetings Records Held in 2017        Management     For          Did Not Vote
 7  Approving Discharging the Bod Responsibilities for
      the Fiscal Year Ended in 31.12.2017                  Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8  Determining the Bods Allowances for the Fiscal Year
      2018                                                Management     For          Did Not Vote
 9  Approving to Rehire the Company's Financial
      Auditors and Determining Their Salaries for the
      Fiscal Year Ends in 31.12.2018                      Management     For          Did Not Vote
 10 Approving the Donations Paid During 2017 and to
      Authorise the Bod to Pay the Donations Exceeding
      1000 Egp During the Fiscal Year 2018                Management     For          Did Not Vote
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
 1  Split the Share Par Value to 1 Egp Instead of 10 Egp  Management     For          Did Not Vote
 2  Modify Articles No.6 and 7 from the Company
      Memorandum                                          Management     For          Did Not Vote
EMAAR PROPERTIES, DUBAI
 SECURITY ID: M4025S107
 Meeting Date: 14-Jan-18
 1  Special Dividend of Aed 3 Billion in Jan 2018 and
      Aed 1 Billion Following the Annual General Assembly
      of Apr 2018                                         Management     For          Did Not Vote
    08 Jan 2018: Please Note in the Event the Meeting
      Does Not Reach Quorum, There Will be A Second Call
      on 21 Jan 2018. Consequently, Your Voting
      Instructions Will Remain Valid for All Calls Unless
      the Agenda is Amended. Thank You.                   Management     Non-Voting   Non-Voting
    08 Jan 2018: Please Note That This is A Revision
      Due to Receipt of Quorum Comment. If You Have
      Already Sent in Your Votes, Please Do Not Vote
      Again Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Management     Non-Voting   Non-Voting
 Meeting Date: 22-Apr-18
    Please Note in the Event the Meeting Does Not Reach
      Quorum, There Will be A Second Call on 29 Apr 2018.
      Consequently, Your Voting Instructions Will Remain
      Valid for All Calls Unless the Agenda is Amended.
      Thank You                                           Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      899740 Due to Resolution 10 is Split. All Votes
      Received on the Previous Meeting Will be
      Disregarded If Vote Deadline Extensions are
      Granted. Therefore Please Reinstruct on This
      Meeting Notice on the New Job. If However Vote
      Deadline Extensions are Not Granted in the Market,
      This Meeting Will be Closed and Your Vote
      Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
1    To Receive and Approve the Report of the Board of
       Directors on the Activities and Financial Position
       of the Company for the Fiscal Year Ending 31 Dec
       2017                                                Management     For          Did Not Vote
2    To Receive and Approve the Auditors Report for the
       Fiscal Year Ending 31 Dec 2017                      Management     For          Did Not Vote
3    To Discuss and Approve the Company's Balance Sheet
       and the Profit and Loss Account for the Fiscal Year
       Ending 31 Dec 2017                                  Management     For          Did Not Vote
4    To Discuss the Proposal of the Board of Directors
       Regarding Distribution of Dividends to the
       Shareholders Amounting to Aed 1,002,363,443.48, One
       Billion and Two Million and Three Hundred Sixty
       Three Thousand and Four Hundred Forty Three Dirhams
       and Forty Eight Fils, Representing 14pct of the
       Share Capital Being 14 Fils Per Share in Accordance
       with the Proposals Made to the General Meeting Held
       on 14 Jan 2018, and the Balance of Net Profit Shall
       be Transferred to the Reserve                       Management     For          Did Not Vote
5    To Consider the Approval of the Payment of Bonus to
       Non Executive Members of the Board of Directors for
       the Fiscal Year Ending 31 Dec 2017 Amounting to Aed
       38,630,000, Thirty Eight Million and Six Hundred
       Thirty Thousand Dirhams                             Management     For          Did Not Vote
6    To Discharge the Members of the Board of Directors
       from Liability for the Fiscal Year Ending 31 Dec
       2017                                                Management     For          Did Not Vote
7    To Discharge the Auditors from Liability for the
       Fiscal Year Ending 31 Dec 2017                      Management     For          Did Not Vote
8    To Appoint the Auditors for the Year 2018 and
       Determine Their Remuneration                        Management     For          Did Not Vote
9    Special Resolution to Approve the Amendment of
       Article 19a of the Company's Articles of
       Association to Amend the Number of Board Members to
       Become 9 Members Instead of 11 Members, and to
       Amend Article 29 of the Company's Articles of
       Association to Cancel the Maximum Number of
       Resolutions by Circulation Permitted to be Taken by
       the Board of Directors in Cases of Urgency          Management     For          Did Not Vote
10.1 To Elect Member of the New Board of Director:
       Mohamed Ali Rashed Alabbar                          Management     For          Did Not Vote
10.2 To Elect Member of the New Board of Director:
       Hussain Ahmad Dhaen Al Qemzi                        Management     For          Did Not Vote
10.3 To Elect Member of the New Board of Director: Ahmad
       Thani Rashed Al Matrooshi                           Management     For          Did Not Vote
10.4 To Elect Member of the New Board of Director: Ahmed
       Jamal H Jawa                                        Management     For          Did Not Vote
10.5 To Elect Member of the New Board of Director: Jamal
       Majed Khalfan Bin Theniyah                          Management     For          Did Not Vote
10.6 To Elect Member of the New Board of Director: Arif
       Obaid Saeed Mohammad Al Dehail Al Mehairi           Management     For          Did Not Vote
10.7 To Elect Member of the New Board of Director:
       Abdulrahman Hareb Rashed Hareb Al Hareb             Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
10.8 To Elect Member of the New Board of Director:
       Abdulla Saeed Bin Majid Belyoahah                   Management     For          Did Not Vote
10.9 To Elect Member of the New Board of Director: Jamal
       Hamed Thani Buti Al Marri                           Management     For          Did Not Vote
10.10To Elect Member of the New Board of Director: Raja
       Essa Saleh Al Gurg                                  Management     For          Did Not Vote
10.11To Elect Member of the New Board of Director: Mona
       Mohamed Abdulrahman Fekri Al Bastaki                Management     For          Did Not Vote
10.12To Elect Member of the New Board of Director: Eman
       Mohamed Ahmed Al Mutawa Al Suwaidi                  Management     For          Did Not Vote
10.13To Elect Member of the New Board of Director: Laila
       Ali Saif Bin Harib Al Mheiri                        Management     For          Did Not Vote
10.14To Elect Member of the New Board of Director:
       Bassam Nabil Falah                                  Management     For          Did Not Vote
10.15To Elect Member of the New Board of Director:
       Mustafa Ali Mohamed Bindaghar Al Sheryani           Management     For          Did Not Vote
10.16To Elect Member of the New Board of Director:
       Jassim Mohd Abdul Rahim Al Ali                      Management     For          Did Not Vote
10.17To Elect Member of the New Board of Director: Hala
       Yousuf Mohd Hadi Badri                              Management     For          Did Not Vote
10.18To Elect Member of the New Board of Director:
       Mariam Abdulkarim Mubarak Nassib Al Rasasi          Management     For          Did Not Vote
11   To Grant Approval Under Article 152, Paragraph 3 of
       Federal Law No. 2 of 2015 for the Members of the
       Board of Directors to Carry on Activities Included
       in the Objects of the Company                       Management     For          Did Not Vote
12   Special Resolution to Approve the Constitutive
       Regulation of the Employees Incentive Program
       Granting the Employees the Option to Purchase
       Shares of the Company According to the Provisions
       of Article 226 of Federal Law No 2 of 2015 on
       Commercial Companies, and According to the
       Following Main Terms and Conditions, I. Maximum
       Number of Shares Which Can be Issued for the
       Purpose of Implementation of the Program, 2.5pct of
       the Company's Share Capital to be Issued After
       Obtaining the Approval of the Securities and
       Commodities Authority. II. Total Period of the
       Program, 6 Years. III. Period of Eligibility of
       Qualified Employees for the Incentive Shares, 3
       Years for Each Tranche of the Program. the Program
       Will Have 4 Tranches Over Its 6 Year Duration. IV.
       Grades of Employees Eligible for the Incentive
       Shares, the Program Will be Open to Employees, But
       Not Members of the Board of Directors, That
       Completed at Least 2 Years of Service with the
       Company and are Employed at Grade 7, Grade 8 Or
       Grade 9                                             Management     For          Did Not Vote
13   Special Resolution to Approve the Voluntary
       Contributions Made by the Company in the Context of
       Corporate Social Responsibility for the Years 2016
       and 2017 As Set Out in the Financial Statements for
       These Two Years, and to Authorize the Board of
       Directors to Approve Voluntary Contributions for
       the Year 2018 Not Exceeding 2pct of the Average Net




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Profits of the Company During the Two Previous
      Fiscal Years                                        Management     For          Did Not Vote
EMIRATES TELECOMMUNICATIONS GROUP COMPANY PJSC (ET
 SECURITY ID: M4040L103
 Meeting Date: 21-Mar-18
 1  Approve Board Report on Company Operations for Fy
      2017                                                Management     For          Did Not Vote
 2  Approve Auditors' Report on Company Financial
      Statements for Fy 2017                              Management     For          Did Not Vote
 3  Accept Consolidated Financial Statements and
      Statutory Reports for Fy 2017                       Management     For          Did Not Vote
 4  Approve Dividends of Aed 0.80 Per Share for Fy 2017   Management     For          Did Not Vote
 5  Approve Discharge of Directors for Fy 2017            Management     For          Did Not Vote
 6  Approve Discharge of Auditors for Fy 2017             Management     For          Did Not Vote
 7  Ratify Auditors and Fix Their Remuneration for Fy
      2018                                                Management     For          Did Not Vote
 8  Approve Remuneration of Directors for Fy 2017         Management     For          Did Not Vote
 9  Elect Directors (bundled)                             Management     For          Did Not Vote
 10.A Approve Charitable Donations Up to 1 Percent of
      Average Net Profits for Fy 2016 and Fy 2017         Management     For          Did Not Vote
 10.B Amend Articles 21, 26.1, 55.12, 67.1, and 67.2 of
      Bylaws                                              Management     For          Did Not Vote
 10.C Authorize Share Repurchase Program of Up to 5
      Percent of Paid Up Capital                          Management     For          Did Not Vote
    Please Note in the Event the Meeting Does Not Reach
      Quorum, There Will be A Second Call on 26 Mar 2018.
      Consequently, Your Voting Instructions Will Remain
      Valid for All Calls Unless the Agenda is Amended.
      Thank You                                           Management     Non-Voting   Non-Voting
    12 Mar 2018: Please Note That Restricted Shares
      Owned by Non-national Shareholders (categories of
      Shareholders Not Mentioned in Article 7 of Aoa)
      Shall Neither be Counted in the Quorum Nor Shall
      Their Holders be Eligible for Voting Or
      Participating in the Agm Deliberations              Management     Non-Voting   Non-Voting
    12 Mar 2018: Please Note That This is A Revision
      Due to Addition of Comment. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You.                                          Management     Non-Voting   Non-Voting
EMPRESAS COPEC S.A.
 SECURITY ID: P7847L108
 Meeting Date: 25-Apr-18
 A  Accept Financial Statements and Statutory Reports     Management     For          Did Not Vote
 B  Elect Directors                                       Management     For          Did Not Vote
 C  Receive Report Regarding Related-party Transactions   Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 D  Approve Remuneration of Directors                     Management     For          Did Not Vote
 E  Approve Remuneration and Budget of Directors'
      Committee. Present Report on Directors' Committee
      Activities: Article 50 Bis                          Management     For          Did Not Vote
 F  Appoint Auditors and Designate Risk Assessment
      Companies                                           Management     For          Did Not Vote
 G  Other Business                                        Management     Abstain      Did Not Vote
    23 Apr 2018: Please Note That This is A Revision
      Due to Modification of the Text of Resolution E. If
      You Have Already Sent in Your Votes, Please Do Not
      Vote Again Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Management     Non-Voting   Non-Voting
 Meeting Date: 16-May-18
 A  Approve Organizational Changes. Approve Loan
      Guarantees in Favor of Ausenco Peru Sac Re: Mina
      Justa Project                                       Management     For          Did Not Vote
 B  Consolidate Bylaws. Adopt All Necessary Agreements
      to Execute, Legalize and Formalize Amendments to
      Articles Approved by General Meeting                Management     For          Did Not Vote
ENEL AMERICAS S.A.
 SECURITY ID: P37186106
 Meeting Date: 26-Apr-18
 1  Approval of the Annual Report, Balance Sheet,
      Financial Statements and Reports from the Outside
      Auditors and Accounts Inspectors for the Fiscal
      Year That Ended on December 31, 2017                Management     For          Did Not Vote
 2  Distribution of Profit from the Fiscal Year and the
      Payment of Dividends                                Management     For          Did Not Vote
 3  Establishment of the Compensation of the Members of
      the Board of Directors                              Management     For          Did Not Vote
 4  Establishment of the Compensation of the Members of
      the Committee of Directors and the Determination of
      Its Respective Budget for the 2018 Fiscal Year      Management     For          Did Not Vote
 5  Report in Regard to the Expenses of the Board of
      Directors and the Annual Management Report on the
      Activities and Expenses of the Committee of
      Directors                                           Management     For          Did Not Vote
 6  Designation of an Outside Auditing Firm That is
      Governed by Title Xxviii of Law 18,045              Management     For          Did Not Vote
 7  Designation of the Full and Alternate Accounts
      Inspectors and the Determination of Their
      Compensation                                        Management     For          Did Not Vote
 8  Designation of the Private Risk Rating Agencies       Management     For          Did Not Vote
 9  Approval of the Investment and Financing Policy       Management     For          Did Not Vote
 10 Presentation of the Dividend Policy and Information
      in Regard to the Procedures That are to be Used in
      the Distribution of the Dividends                   Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 11 Information in Regard to Resolutions of the Board
      of Directors That are Related to Acts Or Contracts
      That are Governed by Title Xvi of Law Number 18,046 Management     For          Did Not Vote
 12 Information in Regard to the Costs of Processing,
      Printing and Sending the Information That is
      Required by Circular Number 1816 of the
      Superintendency of Securities and Insurance         Management     For          Did Not Vote
 13 Other Matters of Corporate Interest That are Within
      the Authority of an Annual General Meeting of
      Shareholders                                        Management     Abstain      Did Not Vote
 14 Passage of the Other Resolutions That are Necessary
      in Order to Properly Carry Out the Resolutions That
      are Passed                                          Management     For          Did Not Vote
ENEL CHILE S.A.
 SECURITY ID: P3762G109
 Meeting Date: 25-Apr-18
 1  Approval of the Annual Report, Balance Sheet,
      Financial Statements and Reports from the Outside
      Auditors and Accounts Inspectors for the Fiscal
      Year That Ended on December 31, 2017                Management     For          Did Not Vote
 2  Distribution of Profit from the Fiscal Year and the
      Payment of Dividends                                Management     For          Did Not Vote
 3  Complete Election of the Members of the Board of
      Directors                                           Management     For          Did Not Vote
 4  Establishment of the Compensation of the Members of
      the Board of Directors                              Management     For          Did Not Vote
 5  Establishment of the Compensation of the Members of
      the Committee of Directors and the Determination of
      Its Respective Budget for the 2018 Fiscal Year      Management     For          Did Not Vote
 6  Report in Regard to the Expenses of the Board of
      Directors and the Annual Management Report on the
      Activities and Expenses of the Committee of
      Directors                                           Management     For          Did Not Vote
 7  Designation of an Outside Auditing Firm That is
      Governed by Title Xxviii of Law 18,045              Management     For          Did Not Vote
 8  Designation of the Full and Alternate Accounts
      Inspectors and the Determination of Their
      Compensation                                        Management     For          Did Not Vote
 9  Designation of the Private Risk Rating Agencies       Management     For          Did Not Vote
 10 Approval of the Investment and Financing Policy       Management     For          Did Not Vote
 11 Presentation of the Dividend Policy and Information
      in Regard to the Procedures That are to be Used in
      the Distribution of the Dividends                   Management     For          Did Not Vote
 12 Information in Regard to Resolutions of the Board
      of Directors That are Related to Acts Or Contracts
      That are Governed by Title Xvi of Law Number 18,046 Management     For          Did Not Vote
 13 Information in Regard to the Costs of Processing,
      Printing and Sending the Information That is
      Required by Circular Number 1816 of the
      Superintendency of Securities and Insurance         Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 14 Other Matters of Corporate Interest That are Within
      the Authority of an Annual General Meeting of
      Shareholders                                         Management     Abstain      Did Not Vote
 15 Passage of the Other Resolutions That are Necessary
      in Order to Properly Carry Out the Resolutions That
      are Passed                                           Management     For          Did Not Vote
FAUJI FERTILIZER CO LTD, RAWALPINDI
 SECURITY ID: Y24695101
 Meeting Date: 13-Mar-18
 1  To Confirm the Minutes of 39th Annual General
      Meeting Held on March 15, 2017                       Management     For          Did Not Vote
 2  To Consider, Approve and Adopt Separate and
      Consolidated Audited Financial Statements of Ffc
      Together with Directors' Reports on Separate and
      Consolidated Financial Statements and Auditors'
      Reports Thereon for the Year Ended December 31, 2017 Management     For          Did Not Vote
 3  To Appoint Auditors for the Year 2018 and to Fix
      Their Remuneration                                   Management     For          Did Not Vote
 4  To Consider and Approve Payment of Final Dividend
      for the Year Ended December 31, 2017 As Recommended
      by the Board of Directors                            Management     For          Did Not Vote
 5  To Consider and If Thought Fit Pass the Following
      Resolution As Special Resolution with Or Without
      Modification to Amend the Articles of Association
      of the Company to Bring the Articles in Conformity
      with the Companies Act, 2017 (as Specified in the
      Notice)                                              Management     For          Did Not Vote
 6  To Transact Any Other Business with the Permission
      of the Chair                                         Management     Abstain      Did Not Vote
 Meeting Date: 25-Apr-18
 1  To Confirm the Minutes of 40th Annual General
      Meeting Held on March 13, 2018                       Management     For          Did Not Vote
 2  Resolved That the Company be and is Hereby
      Authorized to Invest in Thar Energy Limited
      ("tel"), A Maximum Amount (subject to the
      Resolutions Below) Equal to Us Dollars 39 Million
      (or Its Rupee Equivalent) (inclusive of Already
      Invested Equity of Up to Us Dollars 10 Million) by
      Way of Subscription of Tel's Shares at the Rate of
      Rs. 10 Per Share Over the Period Required to
      Achieve Commercial Operations of Tel, Unless the
      Financing Documents Require Such Equity Investment
      to be Made by an Earlier Date. Further Resolved
      That to Comply with the Obligations of the Company
      Under, Or Pursuant To, Shareholders' Agreement
      ("sha") and Other Project Documents, and to Secure
      Financing from Local and Foreign Lenders for Tel,
      the Company, be and is Hereby Authorised to Provide
      (where Applicable, Severally and Not Jointly, and
      in Proportion to Its Shareholding Ratio in Tel),



                           KRANESHARES FTSE EMERGING MARKETS PLUS ETF

PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        And, in Each Case, for the Period Required Under
        the Relevant Financing Document, Sha Or Other
        Project Documents, Guarantees to Regulatory Bodies,
        Indemnities and Counter Indemnities Under the Sha,
        Funding Support and Collateral To, Or for the
        Benefit Of, Tel's Lenders (collectively, "sponsor
        Support"), Comprising Various Forms of Security to
        the Lenders, with Or Without Margin As May be
        Required, Including Guarantees, Letters of Credit
        (including Equity and Debt Service Reserve Account
        Standby Letters of Credit and Sponsor Support
        Contribution Standby Letter of Credit); Comfort
        Letters; Pledge Over the Shares Held by the Company
        in Tel; Assignment by the Company in Favour of
        Tel's Lenders of the Company's Rights, Benefits and
        Interests in Respect of Any Investment Made in Tel
        by Way of Subordinated Loan; and Other Charges Over
        the Assets of the Shareholders Including the
        Company As Required Under the Terms of the
        Financing Documents (including Charge Over Fixed
        Assets As Security for Contribution Under the Put
        Option / Commercial Risk Guarantee to be Issued for
        Providing Additional Coverage to the Foreign
        Lenders to Secure 20% Residual Commercial Risk of
        the Project Not Covered Under the Credit Insurance
        in the Form of A Put Option / Commercial Risk
        Guarantee); Funding Support in the Form of
        Subordinated Loans Or Equity Injection in Tel, and
        to Arrange And/or Provide Working Capital Financing
        to Tel, in Each Case, on A Pro Rata Basis, to Meet
        Excess Debt and Funding Shortfalls Or to Otherwise
        Assist Tel in Meeting Its Obligations Under the
        Foreign and Local Financing Documents; Provided
        That the Aggregate Amount of Sponsor Support to be
        Furnished by the Company Will Not Exceed Usd 121
        Million Or Its Rupee Equivalent, Inclusive of the
        Total Equity Investment of Usd 39 Million. Further
        Resolved That the Company be and is Hereby
        Authorized to Execute, Deliver and Implement the
        Transaction Documents (defined Below) to Which It
        is A Party, Whose Terms (and the Transactions
        Contemplated Therein), are Hereby Approved,
        Together with Subscription Agreements, Subordinated
        Shareholder Loan Agreements, Counter-indemnity and
        Other Agreements Between the Company and Tel in
        Relation to the Equity Investment and Subordinated
        Shareholder Loans to be Made Or Provided by the
        Company in Or to Tel, Provided That All Such
        Agreements Between the Company and Tel Shall Comply
        with the Requirements of Applicable Law (including
        Section 199 of the Companies Act, 2017 and the
        Companies (investment in Associated Companies Or
        Associated Undertakings) Regulations, 2017) and the
        Terms of the Transaction Documents. Transaction
        Documents Include Those Listed Below and Any Other
        Or Further Document Required to be Executed Or
        Furnished by Or on Behalf of the Company Pursuant
        Thereto, Together with Any and All Amendments



                           KRANESHARES FTSE EMERGING MARKETS PLUS ETF

PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Thereto from Time to Time (the "transaction
        Documents") Provided That the Effect of Any Such
        Amendments is Not Such As Would Result in the
        Company Incurring Any Commitment Or Liability Which
        (taken Together with the Commitments and
        Liabilities Contemplated Above) Would Exceed the
        Aggregate Amount of the Sponsor Support to be
        Furnished by the Company Approved Above List
        Transaction Documents 1. Common Terms Agreement 2.
        Intercreditor Agreement 3. Sponsor Support
        Agreement 4. Accounts Agreement 5. Usd Facility
        Agreement 6. Syndicate Facility Agreement 7.
        Memorandum of Deposit of Title Deeds Documents 8.
        Letter of Hypothecation and Deed of Floating Charge
        9. Project Assignment Deed 10. Letter of Lien and
        Right of Set-off 11. Letter of Confirmation of
        Pledge (shareholders) 12. Letter of Confirmation of
        Pledge (nominee Directors) 13. Fixed and Floating
        Security Document 14. Assignment of Equity
        Subordinated Debt 15. Reinsurance Assignment Deed
        16. Fixed and Floating Security Agreement Over Bank
        Accounts 17. Ia Direct Agreement 18. Ppa Direct
        Agreement 19. Csa Direct Agreement 20. Wua Direct
        Agreement 21. Epc Direct Agreement 22. Oma Direct
        Agreement 23. Put-option Agreement 24. Excess Debt
        Agreement Further Resolved That the Chief Executive
        & Managing Director, Chief Financial Officer and
        the Company Secretary be and are Hereby Authorized
        Jointly and Severally to Take Any and All Necessary
        Steps and Actions for Implementing the Above
        Resolutions, Including, Without Limitation, to Seek
        Any and All Consents and Approvals, to Execute and
        (where Required) File All Necessary Documents
        (including the Transaction Documents),
        Declarations, Certificates and Undertakings and to
        Appear and Make Representations Before Any
        Regulatory Or Other Authority, As May be Necessary
        Or Conducive for and in Connection with Any of the
        Foregoing Matters and to Sign, Issue and Dispatch
        All Such Documents and Notices (including, If
        Relevant, Any Utilisation Requests to be Signed
        And/or Dispatched by the Company Under Or in
        Connection with the Transaction Documents) and Do
        Such Acts As May be Necessary for Carrying Out the
        Aforesaid Purposes and Giving Full Effect to the
        Above Resolutions, Including Entering the Details
        of Any Investments Made by the Company in Tel in
        the Register of Investment in Associated Companies
        Maintained at the Company's Registered Office;
        Provided That If the Company Seal is Affixed Unto
        Any Such Document Or Instrument, the Same Shall be
        Executed on Behalf of the Company by the Chief
        Executive & Managing Director. Further Resolved
        That the Chief Executive & Managing Director, Chief
        Financial Officer and the Secretary of the Company
        be and are Hereby Authorized to Delegate, in
        Writing, by Power of Attorney Or Otherwise, All Or
        Any of the Above Powers in Respect of the Foregoing




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       to Any Other Officials of the Company As Deemed
       Appropriate, Provided That If the Company Seal is
       Affixed Unto Any Document Or Instrument, the Same
       Shall be Executed on Behalf of the Company by the
       Chief Executive & Managing Director                 Management     For          Did Not Vote
 3   To Transact Any Other Business with the Permission
       of the Chair                                        Management     Abstain      Did Not Vote
FIBRA UNO ADMINISTRACION SA DE CV
 SECURITY ID: P3515D163
 Meeting Date: 27-Apr-18
 I.1 Presentation by the Technical Committee of the
       Following Reports That are Referred to in Part IV
       of Article 28 of the Securities Market Law the
       Reports from the Audit Committee, the Corporate
       Practices Committee and the Nominations and
       Compensation Committee, in Accordance with Article
       43 of the Securities Market Law                     Management     For          Did Not Vote
 I.2 Presentation by the Technical Committee of the
       Following Reports That are Referred to in Part IV
       of Article 28 of the Securities Market Law the
       Report from the Technical Committee of the Trust,
       in Accordance with Article 172 of the General
       Mercantile Companies Law                            Management     For          Did Not Vote
 I.3 Presentation by the Technical Committee of the
       Following Reports That are Referred to in Part IV
       of Article 28 of the Securities Market Law the
       Report from the Administrators of the Trust, in
       Accordance with Part Xi of Article 44 of the
       Securities Market Law, Including the Favorable
       Opinion of the Technical Committee in Regard to the
       Mentioned Report                                    Management     For          Did Not Vote
 I.4 Presentation by the Technical Committee of the
       Following Reports That are Referred to in Part IV
       of Article 28 of the Securities Market Law the
       Report on the Transactions and Activities in Which
       the Technical Committee Has Intervened During the
       Fiscal Year That Ended on December 31, 2017, in
       Accordance with That Which is Provided for in the
       Securities Market Law                               Management     For          Did Not Vote
 II  Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Financial Statements
       of the Trust for the Fiscal Year That Ended on
       December 31, 2017, and the Allocation of the
       Results from the Mentioned Fiscal Year              Management     For          Did Not Vote
 III Proposal, Discussion And, If Deemed Appropriate,
       the Resignation, Appointment and Ratification of
       the Members of the Technical Committee and the
       Secretary Who is Not A Member of the Technical
       Committee, After the Classification, If Deemed
       Appropriate, of the Independence of the Independent
       Members                                             Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 IV Proposal, Discussion And, If Deemed Appropriate,
      Approval of the Compensation That is Appropriate
      for the Independent Members of the Technical
      Committee                                           Management     For          Did Not Vote
 V  If Deemed Appropriate, Designation of Special
      Delegates of the Annual General Meeting of Holders  Management     For          Did Not Vote
 VI Drafting, Reading and Approval of the Minutes of
      the Annual General Meeting of Holders               Management     For          Did Not Vote
FIRST ABU DHABI BANK P.J.S.C.
 SECURITY ID: M7080Z114
 Meeting Date: 25-Feb-18
    Please Note in the Event the Meeting Does Not Reach
      Quorum, There Will be A Second Call on 04 Mar 2018.
      Consequently, Your Voting Instructions Will Remain
      Valid for All Calls Unless the Agenda is Amended.
      Thank You                                           Management     Non-Voting   Non-Voting
 1  Discuss and Approve the Report of the Board of
      Directors on the Activity of the Bank and Its
      Financial Statements for the Financial Year Ending
      31/12/2017                                          Management     For          Did Not Vote
 2  Discuss and Approve the Report of the External
      Auditors for the Financial Year Ending 31/12/2017   Management     For          Did Not Vote
 3  Discuss and Approve the Bank Balance Sheet and
      Profit and Loss Statement for the Financial Year
      Ending 31/12/2017                                   Management     For          Did Not Vote
 4  Consider the Proposal of the Board of Directors on
      the Appropriation of Net Profits for the Financial
      Year Ending 31/12/2017. This Includes; Reserves,
      Provisions and Distribution of 70% of the Capital
      As Cash Dividend                                    Management     For          Did Not Vote
 5  Discuss and Approve the Board of Directors'
      Remuneration                                        Management     For          Did Not Vote
 6  Discharge of the Board Members for Their Actions
      During 2017                                         Management     For          Did Not Vote
 7  Discharge of the External Auditors for Their
      Actions During 2017                                 Management     For          Did Not Vote
 8  Appointment of Auditors for the Financial Year 2018
      and Determine Their Fees                            Management     For          Did Not Vote
 9  Approve the Amendment to the Bank's Articles of
      Association "26" in Relation to the Number of the
      Meetings of the Board of Directors, Subject to the
      Approval of the Competent Authorities               Management     For          Did Not Vote
 10 Authorize the Board of Directors to Issue Any Type
      of Bonds, Islamic Sukuk, Non-convertible Into
      Shares Under the Existing Programmes for an Amount
      Not Exceeding Usd 7.5 Billion, Update Any Existing
      Financing Programme Or Establish Other Financing
      Programmes, Or Enter Into Any Liability Management,
      and to Determine the Terms of Issuing Such Bonds,
      Islamic Sukuk, and Set Their Issuance Date, Not to
      Exceed One Year from the Date of Approval, Subject




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        to Obtaining the Approval of the Competent
        Authorities                                         Management     For          Did Not Vote
FOMENTO ECONOMICO MEXICANO, S.A.B. DE C.V.
 SECURITY ID: P4182H115
 Meeting Date: 16-Mar-18
 I    Presentation and Approval of the Report of the
        Chief Executive Officer of Fomento Economico
        Mexicano S.a.b. De Cv As Well As of the Board of
        Directors Opinion of the Content of Such Report and
        the Report of the Board of Directors in Terms of
        Article Subsection B of the General Corporations
        Law Which Contains the Main Policies As Well As the
        Accounting and Information Criteria Followed in the
        Preparation of the Financial Information of the
        Company Annual Report on the Activities Carried Out
        by the Presidents of the Audit Committee and the
        and the Corporate Practices Committee of the
        Company. and Presentation of the Financial
        Statements for the Fiscal Year Ended 2017, in the
        Terms of Article 172 of the Securities Market Law
        and Commercial Companies and the Applicable
        Provisions of the Securities Market Law             Management     For          Did Not Vote
 II   Report of the Fulfillment of the Fiscal Obligations
        of the Company                                      Management     For          Did Not Vote
 III  Application of Profits for the Fiscal Year 2017 in
        Which It is Included to Decrease and Pay A Dividend
        in Cash                                             Management     For          Did Not Vote
 IV   Proposal to Approve the Maximum Amount of Resources
        May be Used by the Company to Repurchase Own Shares Management     For          Did Not Vote
 V    Appointment Or Ratification of the Persons Who Will
        Integrate the Board of Directors of the Company As
        Well As the Secretary Once Qualified As Independent
        and the Determination of Their Corresponding
        Compensatio                                         Management     For          Did Not Vote
 VI.1 The Election of Members of Committees Of: Finance
        and Planning                                        Management     For          Did Not Vote
 VI.2 The Election of Members of Committees Of: Audit       Management     For          Did Not Vote
 VI.3 The Election of Members of Committees Of: Corporate
        Practices Appointment of Their Chairman and the
        Determination of Their Corresponding Compensation   Management     For          Did Not Vote
 VII  Appointment of Delegates to Execute and Formalize
        the Resolutions Adopted During the Meeting          Management     For          Did Not Vote
 VIII Lecture and Approval of the Meeting                   Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
FORMOSA CHEMICALS & FIBRE CORPORATION
 SECURITY ID: Y25946107
 Meeting Date: 15-Jun-18
      Please Note That This is an Amendment to Meeting Id
        895291 Due to Change in Director Name in Resolution
        5.3. All Votes Received on the Previous Meeting
        Will be Disregarded and You Will Need to Reinstruct
        on This Meeting Notice. Thank You.                  Management     Non-Voting   Non-Voting
 1    2017 Business Report and Financial Statements.        Management     For          Did Not Vote
 2    Proposal for Distribution of 2017 Profits. Proposed
        Cash Dividend: Twd7 Per Share.                      Management     For          Did Not Vote
 3    Amendment of the Articles of Incorporation of the
        Company.                                            Management     For          Did Not Vote
 4    Amendment to the Procedures for Engaging in
        Derivatives Transactions of the Company.            Management     For          Did Not Vote
 5.1  The Election of the Director.:wen Yuan,
        Wong,shareholder No.0327181                         Management     For          Did Not Vote
 5.2  The Election of the Director.:fu Yuan,
        Hong,shareholder No.0000498                         Management     For          Did Not Vote
 5.3  The Election of the Director.:wilfred
        Wang,shareholder No.0000008                         Management     For          Did Not Vote
 5.4  The Election of the Director.:nan Ya Plastics
        Corporation ,shareholder No.0003354,ruey Yu, Wang
        As Representative                                   Management     For          Did Not Vote
 5.5  The Election of the Director.:formosa Petrochemical
        Corporation ,shareholder No.0234888,walter Wang As
        Representative                                      Management     For          Did Not Vote
 5.6  The Election of the Director.:dong Terng,
        Huang,shareholder No.0269918                        Management     For          Did Not Vote
 5.7  The Election of the Director.:ing Dar,
        Fang,shareholder No.0298313                         Management     For          Did Not Vote
 5.8  The Election of the Director.:wen Chin,
        Lu,shareholder No.0289911                           Management     For          Did Not Vote
 5.9  The Election of the Director.:ching Fen,
        Lee,shareholder No.a122251xxx                       Management     For          Did Not Vote
 5.10 The Election of the Director.:jin Hua,
        Pan,shareholder No.t102349xxx                       Management     For          Did Not Vote
 5.11 The Election of the Director.:wei Keng,
        Chien,shareholder No.m120163xxx                     Management     For          Did Not Vote
 5.12 The Election of the Director.:tsung Yuan,
        Chang,shareholder No.c101311xxx                     Management     For          Did Not Vote
 5.13 The Election of the Independent Director.:ruey
        Long, Chen,shareholder No.q100765xxx                Management     For          Did Not Vote
 5.14 The Election of the Independent Director.:hwei
        Chen, Huang,shareholder No.n103617xxx               Management     For          Did Not Vote
 5.15 The Election of the Independent Director.:tai Lang,
        Chien,shareholder No.t102591xxx                     Management     For          Did Not Vote
 6    Appropriateness of Releasing the Newly Elected
        Directors and the Juristic Person Shareholder Which
        Appointed Their Authorized Representatives to be




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Elected As Directors, from Non-competition
        Restrictions.                                        Management     For          Did Not Vote
FORMOSA PETROCHEMICAL CORP
 SECURITY ID: Y2608S103
 Meeting Date: 14-Jun-18
 1    2017 Business Report and Financial Statements.         Management     For          Did Not Vote
 2    Proposal for Distribution of 2017 Profits.proposed
        Cash Dividend :twd 6.3 Per Share.                    Management     For          Did Not Vote
 3    Amendment of the Articles of Incorporation of the
        Company.                                             Management     For          Did Not Vote
 4    Amendment to the Procedures for Engaging in
        Derivatives Transactions of the Company.             Management     For          Did Not Vote
 5.1  The Election of the Director.:formosa Plastics
        Corporation,shareholder No.0000001,chen,bao-lang As
        Representative                                       Management     For          Did Not Vote
 5.2  The Election of the Director.:formosa Chemicals and
        Fibre Corporation,shareholder
        No.0000003,wang,wun-yuan As Representative           Management     For          Did Not Vote
 5.3  The Election of the Director.:formosa Plastics
        Corporation,shareholder No.0000001,wang,ruei-hua As
        Representative                                       Management     For          Did Not Vote
 5.4  The Election of the Director.:nan Ya Plastics
        Corporation,shareholder No.0000002,wang,wun-chao As
        Representative                                       Management     For          Did Not Vote
 5.5  The Election of the
        Director.:wang,wen-hsiang,shareholder No.a123114xxx  Management     For          Did Not Vote
 5.6  The Election of the Director.:nan Ya Plastics
        Corporation,shareholder No.0000002,tsao,ming As
        Representative                                       Management     For          Did Not Vote
 5.7  The Election of the
        Director.:lin,ke-yan,shareholder No.0001446          Management     For          Did Not Vote
 5.8  The Election of the
        Director.:chen,ruei-shih,shareholder No.0020122      Management     For          Did Not Vote
 5.9  The Election of the
        Director.:ma,ling-sheng,shareholder No.d101105xxx    Management     For          Did Not Vote
 5.10 The Election of the
        Director.:shiu,de-shiung,shareholder No.0019974      Management     For          Did Not Vote
 5.11 The Election of the
        Director.:tsai,sung-yueh,shareholder No.b100428xxx   Management     For          Did Not Vote
 5.12 The Election of the
        Director.:cheng,wen-yu,shareholder No.0020124        Management     For          Did Not Vote
 5.13 The Election of the Independent
        Director.:chang,chang-pang,shareholder No.n102640xxx Management     For          Did Not Vote
 5.14 The Election of the Independent
        Director.:cheng,yu,shareholder No.p102776xxx         Management     For          Did Not Vote
 5.15 The Election of the Independent
        Director.:li,shu-de,shareholder No.n100052xxx        Management     For          Did Not Vote
 6    Appropriateness of Releasing the Newly Elected
        Directors and the Juristic Person Shareholder Which
        Appointed Their Authorized Representatives to be




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Elected As Directors, from Non-competition
        Restrictions.                                       Management     For          Did Not Vote
FORMOSA PLASTICS CORP, TAIPEI
 SECURITY ID: Y26095102
 Meeting Date: 20-Jun-18
 1    2017 Business Report and Financial Statements.        Management     For          Did Not Vote
 2    Proposal for Distribution of 2017 Profits.proposed
        Cash Dividend:twd 5.7 Per Share.                    Management     For          Did Not Vote
 3    Amendment of the Articles of Incorporation of the
        Company.                                            Management     For          Did Not Vote
 4    Amendment to the Procedures for Engaging in
        Derivatives Transactions of the Company.            Management     For          Did Not Vote
 5.1  The Election of the Director.:jason Lin,shareholder
        No.d100660xxx                                       Management     For          Did Not Vote
 5.2  The Election of the Director.:formosa Chemicals and
        Fibre Corporation ,shareholder No.0006400,william
        Wong As Representative                              Management     For          Did Not Vote
 5.3  The Election of the Director.:nan Ya Plastics
        Corporation ,shareholder No.0006145,susan Wang As
        Representative                                      Management     For          Did Not Vote
 5.4  The Election of the Director.:formosa Petrochemical
        Corporation ,shareholder No.0558432,wilfred Wang As
        Representative                                      Management     For          Did Not Vote
 5.5  The Election of the Director.:c. T. Lee,shareholder
        No.0006190                                          Management     For          Did Not Vote
 5.6  The Election of the Director.:cher Wang,shareholder
        No.0771725                                          Management     For          Did Not Vote
 5.7  The Election of the Director.:ralph Ho,shareholder
        No.0000038                                          Management     For          Did Not Vote
 5.8  The Election of the Director.:k. H. Wu,shareholder
        No.0055597                                          Management     For          Did Not Vote
 5.9  The Election of the Director.:k. L.
        Huang,shareholder No.0417050                        Management     For          Did Not Vote
 5.10 The Election of the Director.:cheng-chung
        Cheng,shareholder No.a102215xxx                     Management     For          Did Not Vote
 5.11 The Election of the Director.:jerry Lin,shareholder
        No.r121640xxx                                       Management     For          Did Not Vote
 5.12 The Election of the Director.:ching-lian
        Huang,shareholder No.r101423xxx                     Management     For          Did Not Vote
 5.13 The Election of the Independent Director.:c.
        L.wei,shareholder No.j100196xxx                     Management     For          Did Not Vote
 5.14 The Election of the Independent Director.:c. J.
        Wu,shareholder No.r101312xxx                        Management     For          Did Not Vote
 5.15 The Election of the Independent
        Director.:yen-hsiang Shih,shareholder No.b100487xxx Management     For          Did Not Vote
 6    Appropriateness of Releasing the Newly Elected
        Directors and the Juristic Person Shareholder Which
        Appointed Their Authorized Representatives to be
        Elected As Directors,from Non-competition
        Restrictions.                                       Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      06 Jun 2018: Please Note That This is A Revision
        Due to Modification of the Text in Resolution 6. If
        You Have Already Sent in Your Votes, Please Do Not
        Vote Again Unless You Decide to Amend Your Original
        Instructions. Thank You                             Management     Non-Voting   Non-Voting
GENTERA, S.A. B. DE C. V.
 SECURITY ID: P4831V101
 Meeting Date: 20-Apr-18
 I    Resolutions Regarding the Reports on the Fiscal
        Year Concluded at December 31, 2017 in the
        Provisions of Article 172 of the Ley General De
        Sociedades Mercanitles and Article 28, Fraction IV
        of the Ley Del Mercado De Valores                   Management     For          Did Not Vote
 II   Resolutions Regarding the Application of Results on
        Fiscal Year 2017                                    Management     For          Did Not Vote
 III  Resolutions Regarding the Report on the Situation
        of the Fund for the Acquisition of Own Shares       Management     For          Did Not Vote
 IV   Resolutions on the Increase of Fund for Acquisition
        of Own Shares                                       Management     For          Did Not Vote
 V    Resolutions on the Elmination of Treasury Shares      Management     For          Did Not Vote
 VI   Report on Compliance of Tax Obligations of the
        Company, Related to Article 76 of the Ley Del
        Impuesto Sobre La Renta                             Management     For          Did Not Vote
 VII  Resolutions Regarding the Appointment Or
        Ratification, If Any, of Members of the Board of
        Directors, the Chairmen of the Auditing and
        Corporate Practices Committees, As for the
        Determination of Their Remunerations. Qualification
        of Their Independence                               Management     For          Did Not Vote
 VIII Resolutions on the Appointment Or Ratification, If
        Any, of the Chairman of the Board of Directors,
        Secretary and Alternate Secretary                   Management     For          Did Not Vote
 IX   Designation of Delegates                              Management     For          Did Not Vote
GENTING BERHAD
 SECURITY ID: Y26926116
 Meeting Date: 06-Jun-18
 1    To Approve the Declaration of A Final Single-tier
        Dividend of 6.0 Sen Per Ordinary Share for the
        Financial Year Ended 31 December 2017 to be Paid on
        2 July 2018 to Members Registered in the Record of
        Depositors on 11 June 2018                          Management     For          Did Not Vote
 2    To Approve the Payment of Directors' Fees of
        Rm1,008,622 and Benefits-in-kind of Rm19,225 for
        the Financial Year Ended 31 December 2017           Management     For          Did Not Vote
 3    To Approve the Payment of Directors'
        Benefits-in-kind for the Period from 1 January 2018




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Until the Next Annual General Meeting of the
      Company in 2019                                     Management     For          Did Not Vote
 4  To Re-elect Tan Sri Lim Kok Thay As A Director of
      the Company Pursuant to Paragraph 99 of the
      Company's Constitution                              Management     For          Did Not Vote
 5  To Re-elect the Following Person As Director of the
      Company Pursuant to Paragraph 104 of the Company's
      Constitution: Tun Mohammed Hanif Bin Omar           Management     For          Did Not Vote
 6  To Re-elect the Following Person As Director of the
      Company Pursuant to Paragraph 104 of the Company's
      Constitution: Dato' Dr. R. Thillainathan            Management     For          Did Not Vote
 7  To Re-elect the Following Person As Director of the
      Company Pursuant to Paragraph 104 of the Company's
      Constitution: Tan Sri Dr. Lin See Yan               Management     For          Did Not Vote
 8  To Re-elect the Following Person As Director of the
      Company Pursuant to Paragraph 104 of the Company's
      Constitution: Tan Sri Foong Cheng Yuen              Management     For          Did Not Vote
 9  To Re-elect the Following Person As Director of the
      Company Pursuant to Paragraph 104 of the Company's
      Constitution: Madam Koid Swee Lian                  Management     For          Did Not Vote
 10 To Re-appoint PricewaterhouseCoopers Plt As
      Auditors of the Company and to Authorise the
      Directors to Fix Their Remuneration                 Management     For          Did Not Vote
 11 Authority to Directors Pursuant to Sections 75 and
      76 of the Companies Act 2016                        Management     For          Did Not Vote
 12 Proposed Renewal of the Authority for the Company
      to Purchase Its Own Shares                          Management     For          Did Not Vote
 13 Proposed Renewal of Shareholders' Mandate for
      Recurrent Related Party Transactions of A Revenue
      Or Trading Nature                                   Management     For          Did Not Vote
GLOBAL TELECOM HOLDING S.A.E., CAIRO
 SECURITY ID: M7526D107
 Meeting Date: 17-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
 1  Approving the Bod Report Regarding the Company's
      Activities During the Fiscal Year Ended in
      31.12.2017                                          Management     For          Did Not Vote
 2  Approving the Financial Auditors Report Regarding
      the Financial Statements for the Fiscal Year Ending
      in 31.12.2017                                       Management     For          Did Not Vote
 3  Approving the Financial Statements for the Fiscal
      Year Ending in 31.12.2017                           Management     For          Did Not Vote
 4  Hiring of the Company's Financial Auditors for the
      Fiscal Year 2018 and Determining Their Salaries     Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5  Approving Discharging the Bod for the Fiscal Year
      Ending in 31.12.2017                                Management     For          Did Not Vote
 6  Determining the Bod Bonuses and Allowances for the
      Fiscal Year Ending 31.12.2018                       Management     For          Did Not Vote
 7  Authorizing the Bod to Pay Donations During the
      Year 2018                                           Management     For          Did Not Vote
 Meeting Date: 30-May-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
 1  Authorizing the Entry by the Company Into A
      Temporary Usd 100 Million Increase of the Existing
      Revolving Credit Facility Agreement with Veon
      Holdings B.v., on the Same Terms and Conditions As
      the Existing Revolving Credit Facility Agreement
      Which Includes, Among Other Things, Interest on
      Funds Drawn at an Interest Rate of 9.80 Percent Per
      Annum, and A 0.25 Percent Per Annum Commitment Fee
      Payable on Amounts Not Drawn, with the Exception of
      the End Date for the Temporary Increase Which Will
      Have A Maturity of Not More Than 6 Months from the
      Date It is Entered Into. the Company Intends to Use
      the Temporary Usd100 Million Increase for the
      General Corporate Purposes of the Company,
      Including Without Limitation to Repay Its Maturing
      Short Term Loan Due 15 June 2018                    Management     For          Did Not Vote
 2  Ratifying the Changes That Have Been Made to the
      Board of Directors to Date and Extending the Board
      of Directors Term for Three Years Commencing from
      May 30, 2018                                        Management     For          Did Not Vote
GLOBE TELECOM, INC.
 SECURITY ID: Y27257149
 Meeting Date: 17-Apr-18
    Please Note That This is an Amendment to Meeting Id
      862476 Due to Receipt of Additional Resolutions 6
      to 15. All Votes Received on the Previous Meeting
      Will be Disregarded and You Will Need to Reinstruct
      on This Meeting Notice. Thank You.                  Management     Non-Voting   Non-Voting
 1  Call to Order                                         Management     For          Did Not Vote
 2  Notice of Meeting, Determination of Quorum and
      Rules of Conduct and Procedures                     Management     For          Did Not Vote
 3  Approval of Minutes of the Stockholders Meeting
      Held on April 18, 2017                              Management     For          Did Not Vote
 4  Annual Report of Officers and Audited Financial
      Statements                                          Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5   Election of Director: Jaime Augusto Zobel De Ayala    Management     For          Did Not Vote
 6   Election of Director: Delfin L. Lazaro                Management     For          Did Not Vote
 7   Election of Director: Lang Tao Yih, Arthur            Management     For          Did Not Vote
 8   Election of Director: Fernando Zobel De Ayala         Management     For          Did Not Vote
 9   Election of Director: Jose Teodoro K. Limcaoco        Management     For          Did Not Vote
 10  Election of Director: Romeo L. Bernardo               Management     For          Did Not Vote
 11  Election of Director: Ernest L. Cu                    Management     For          Did Not Vote
 12  Election of Director: Samba Natarajan                 Management     For          Did Not Vote
 13  Election of Director: Saw Phaik Hwa (independent
       Director)                                           Management     For          Did Not Vote
 14  Election of Director: Cirilo P. Noel (independent
       Director)                                           Management     For          Did Not Vote
 15  Election of Director: Rex Ma. A. Mendoza
       (independent Director)                              Management     For          Did Not Vote
 16  Elections of Independent Auditors and Fixing Their
       Remuneration                                        Management     For          Did Not Vote
 17  Consideration of Such Other Business As May
       Properly Come Before the Meeting                    Management     Abstain      Did Not Vote
 18  Adjournment                                           Management     For          Did Not Vote
GRUPO AEROPORTUARIO DEL SURESTE SAB DE CV, MEXICO
 SECURITY ID: P4950Y100
 Meeting Date: 26-Apr-18
 I.A Presentation And, If Any, Approval of the
       Following: Report of the General Director Drawn Up
       in Accordance with Article 172 of the Ley General
       De Sociedades Mercantiles and 44 Fraction Xi of the
       Ley Del Mercado De Valores, Accompanied by the
       External Auditor's Opinion, Regarding the
       Operations and Results of the Company for the
       Fiscal Year Ended on December 31, 2017, As Well As
       the Opinion of the Board of Directors on the
       Contents of That Report                             Management     For          Did Not Vote
 I.B Report of the Board of Directors Referred to in
       Article 172, Subsection B) of the Ley General De
       Sociedades Mercantiles Containing the Main
       Accounting and Information Policies and Criteria
       Followed in the Preparation of the Financial
       Information of the Company                          Management     For          Did Not Vote
 I.C Report on the Activities and Operations in Which
       the Board Intervened in Accordance with Article 28
       IV (e) of the Ley Del Mercado De Valores            Management     For          Did Not Vote
 I.D Financial Statements of the Company for the Fiscal
       Year As of December 31, 2017, Individual and
       Consolidated                                        Management     For          Did Not Vote
 I.E Annual Report on the Activities Carried Out by the
       Audit Committee in Accordance with Article 43 of
       the Ley Del Mercado De Valores and the Report on
       Subsidiaries of the Company. Resolutions            Management     For          Did Not Vote
 I.F Report on the Fulfillment of Fiscal Obligations by
       the Company for the Fiscal and Financial Year Ended




                           KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
         on December 31, 2016, As Required by Article 76,
         Fraction Xix of the Law of Income Tax. Resolutions  Management     For          Did Not Vote
 II.A  Proposal And, If Any, Approval of the Application
         of the Results of the Year: Proposal on the
         Increase of Legal Reserve                           Management     For          Did Not Vote
 II.B  Proposal of the Board of Directors to Pay A Net
         Ordinary Dividend in Cash from the Balance of the
         Pending Earnings Account Applicable for the Amount
         of 6.78 M.n. (six Pesos with Seventy-eight Cents,
         National Currency) Per Action of Series .b. and
         .bb Resolutions                                     Management     For          Did Not Vote
 II.C  Proposal And, Where Appropriate, Approval of the
         Maximum Amount of the Resources That the Company
         May Intend to Acquire Own Shares for the 2018
         Fiscal Year in Terms of Section 56 of the Ley Del
         Mercado De Valores. Proposal And, If Any, Approval
         of the Provisions and Policies Relating to the
         Acquisition of Own Shares by the Company.
         Resolutions                                         Management     For          Did Not Vote
 III.1 Ratification, If Any, of the Management of the
         Board of Directors and the General Director for the
         Fiscal Year 2017 and Appointment Or Ratification,
         If Any, of the Individuals Who are Integrating Or
         Will Integrate the Board of Directors of the
         Company, Previous Qualification of Its
         Independence, in Its Case                           Management     For          Did Not Vote
 III.2 Ratification, If Any, of the Management of the
         Board of Directors and the General Director for the
         Fiscal Year 2017 and Appointment Or Ratification,
         If Any, of the Chairman of the Audit Committee      Management     For          Did Not Vote
 III.3 Ratification, If Any, of the Management of the
         Board of Directors and the General Director for the
         Fiscal Year 2017 and Appointment Or Ratification,
         If Any, of the People Who Integrate Or Will
         Integrate the Nominations and Compensation
         Committee of the Company. Determination of the
         Corresponding Emoluments. Resolutions               Management     For          Did Not Vote
 IV    Designation of Delegates to Comply with the
         Resolutions Taken by the Assembly And, Where
         Appropriate, to Formalize As They Proceed.
         Resolutions                                         Management     For          Did Not Vote
GRUPO ARGOS SA, MEDELLIN
 SECURITY ID: P0275K122
 Meeting Date: 16-Apr-18
       Please be Aware That Split Voting is Not Allowed in
         the Colombian Market. Clients That Decide to
         Operate Under the Structure of One Tax Id (nit)
         with Multiple Accounts Across the Same Or Different
         Global Custodians Must Ensure That All Instructions
         Under the Same Tax Id are Submitted in the Same
         Manner. Conflicting Instructions Under the Same Tax
         Id Either with the Same Global Custodian Or




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Different Custodians Will be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative.                                     Management     Non-Voting   Non-Voting
 1  Quorum Verification                                   Management     For          Did Not Vote
 2  Approval of the Agenda                                Management     For          Did Not Vote
 3  Appointment of the Commission for Scrutiny and
      Approval of the Minutes                             Management     For          Did Not Vote
 4  Management Report from the President and the Board
      of Directors                                        Management     For          Did Not Vote
 5  Presentation of the Financial Statements As of 31
      December 2017                                       Management     For          Did Not Vote
 6  Auditor's Report                                      Management     For          Did Not Vote
 7  Approval of the Management Report                     Management     For          Did Not Vote
 8  Approval of the Financial Statements                  Management     For          Did Not Vote
 9  Presentation and Approval of the Profits
      Distribution Project                                Management     For          Did Not Vote
 10 Election of the Members of the Board of Directors     Management     For          Did Not Vote
 11 Approval of the Fees to be Paid to the Members of
      the Board                                           Management     For          Did Not Vote
 12 Election of the Auditor                               Management     For          Did Not Vote
 13 Approval of the Fees to be Paid to the Auditor        Management     For          Did Not Vote
 14 Approval of Resources for Social Responsibility
      Programmes                                          Management     For          Did Not Vote
    16 Mar 2018: Please Note That This is A Revision
      Due to Change in Meeting Date. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You.                                          Management     Non-Voting   Non-Voting
GRUPO BIMBO, S.A.B. DE C.V.
 SECURITY ID: P4949B104
 Meeting Date: 24-Apr-18
 I  Discussion, Approval Or Amendment of the Report
      from the Board of Directors That is Referred to in
      the Main Part of Article 172 of the General
      Mercantile Companies Law, Including the Audited
      Financial Statements of the Company, Which are
      Consolidated with Those of Its Subsidiaries, for
      the Fiscal Year That Ended on December 31, 2017,
      After the Reading of the Following Reports, the One
      from the Chairperson of the Board of Directors and
      General Director, the One from the Outside Auditor
      and the One from the Chairperson of the Audit and
      Corporate Practices Committee of the Company        Management     For          Did Not Vote
 II Presentation, Discussion And, If Deemed
      Appropriate, Approval of the Report That is
      Referred to in Part Xix of Article 76 of the Income
      Tax Law in Effect in 2017, in Regard to the
      Fulfillment of the Tax Obligations of the Company   Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 III  Presentation, Discussion And, If Deemed
        Appropriate, Approval of the Allocation of Results
        for the Fiscal Year That Ended on December 31, 2017 Management     For          Did Not Vote
 IV   Presentation, Discussion And, If Deemed
        Appropriate, Approval of the Payment of A Cash
        Dividend in the Amount of Mxn 0.35 for Each One of
        the Shares That are Representative of the Share
        Capital of the Company That are in Circulation      Management     For          Did Not Vote
 V    Designation Or, If Deemed Appropriate, Ratification
        of the Appointments of the Members of the Board of
        Directors and the Determination of Their
        Compensation                                        Management     For          Did Not Vote
 VI   Designation Or, If Deemed Appropriate, Ratification
        of the Appointments of the Chairperson and the
        Members of the Audit and Corporate Practices
        Committee of the Company, As Well As the
        Determination of Their Compensation                 Management     For          Did Not Vote
 VII  Presentation And, If Deemed Appropriate, Approval
        of the Report in Regard to Share Buybacks by the
        Company, As Well As the Determination of Th Maximum
        Amount of Funds That the Company Can Allocate to
        Share Buybacks, Under the Terms of Item IV of
        Article 56 of the Securities Market Law             Management     For          Did Not Vote
 VIII Designation of Special Delegates                      Management     For          Did Not Vote
GRUPO DE INVERSIONES SURAMERICANA SA, BOGOTA
 SECURITY ID: P4950L132
 Meeting Date: 23-Mar-18
      Please be Aware That Split Voting is Not Allowed in
        the Colombian Market. Clients That Decide to
        Operate Under the Structure of One Tax Id (nit)
        with Multiple Accounts Across the Same Or Different
        Global Custodians Must Ensure That All Instructions
        Under the Same Tax Id are Submitted in the Same
        Manner. Conflicting Instructions Under the Same Tax
        Id Either with the Same Global Custodian Or
        Different Custodians Will be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative.                                     Management     Non-Voting   Non-Voting
 1    Verification of the Quorum                            Management     For          Did Not Vote
 2    Reading and Approval of the Agenda                    Management     For          Did Not Vote
 3    Appointment of A Committee to Count the Votes and
        to Approve and Sign the Minutes                     Management     For          Did Not Vote
 4    Annual Report from the Board of Directors and from
        the President                                       Management     For          Did Not Vote
 5    Presentation of the Financial Statements, with A
        Cutoff Date of December 31, 2017                    Management     For          Did Not Vote
 6    Report from the Auditor                               Management     For          Did Not Vote
 7    Approval of the Annual Report from the Board of
        Directors and from the President                    Management     For          Did Not Vote
 8    Approval of the Financial Statements, with A Cutoff
        Date of December 31, 2017                           Management     For          Did Not Vote




                           KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 9     Plan for the Distribution of Profit, with the
         Payment of Bonus Shares with A Preferred Dividend,
         with an Option for Payment in Cash, Which Can be
         Chosen by the Shareholder, the Establishment of
         Reserves and the Allocation of Funds for Charitable
         Projects                                            Management     For          Did Not Vote
 10    Corporate Simplification, with the Presentation and
         Approval of the Merger Agreement of Grupo De
         Inversiones Suramericana S.a., As the Surviving
         Company, and Its Subsidiaries Gruposura Finance and
         Grupo De Inversiones Suramericana Panama S.a., As
         the Companies Being Absorbed                        Management     For          Did Not Vote
 11    Considerations in Regard to the Right of Withdrawal   Management     For          Did Not Vote
 12    Election of the Board of Directors                    Management     For          Did Not Vote
 13    Election of the Auditor                               Management     For          Did Not Vote
 14    Establishment of Compensation for the Board of
         Directors                                           Management     For          Did Not Vote
 15    Establishment of Compensation for the Auditor         Management     For          Did Not Vote
GRUPO FINANCIERO BANORTE, S.A.B. DE C.V.
 SECURITY ID: P49501201
 Meeting Date: 27-Apr-18
 1.I   Approval of the Chief Executive Officer's Annual
         Report Prepared According to Article 44, Section Xi
         of the Securities Market Law and Article 59,
         Section X of the Law Regulating Financial Groups,
         Which Contains Among Other Things, the Balance
         Sheet, the Income Statement, the Statement of
         Changes in the Stockholders' Equity and the
         Statement of Changes in the Company's Cash Flow As
         of December 31st, 2017                              Management     For          Did Not Vote
 1.II  Approval of the Board of Directors' Annual Report,
         in Which the Main Policies and Accounting
         Information and Criteria are Declared and
         Explained, Followed by the Financial Information As
         of December 31st, 2017, in Accordance with Article
         172, Paragraph B) of the "ley General De Sociedades
         Mercantiles" (general Corporate's Law)              Management     For          Did Not Vote
 1.III Approval of the Annual Report of the Board of
         Directors on the Operations and Activities in Which
         It Intervened                                       Management     For          Did Not Vote
 1.IV Approval of the Annual Report Regarding the
         Activities of the Audit and Corporate Practices
         Committee                                           Management     For          Did Not Vote
 1.V   Approval of Each and Every One of the Operations
         Carried Out by the Company During the Year Ended
         December 31st, 2017 and to Ratify the Minutes
         Elaborated by the Board of Directors, the Chief
         Executive Officer and the Audit and Corporate
         Practices Committee During the Same Period          Management     For          Did Not Vote
 2     Distribution of Profits                               Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.A.1Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Carlos Hank
        Gonzalez, Chairman                                  Management     For          Did Not Vote
3.A.2Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Juan Antonio
        Gonzalez Moreno                                     Management     For          Did Not Vote
3.A.3Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: David Juan
        Villarreal Montemayor                               Management     For          Did Not Vote
3.A.4Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Jose Marcos Ramirez
        Miguel                                              Management     For          Did Not Vote
3.A.5Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Everardo Elizondo
        Almaguer, Independent                               Management     For          Did Not Vote
3.A.6Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Carmen Patricia
        Armendariz Guerra, Independent                      Management     For          Did Not Vote
3.A.7Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Hector Federico
        Reyes-retana Y Dahl, Independent                    Management     For          Did Not Vote
3.A.8Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Eduardo Livas
        Cantu, Independent                                  Management     For          Did Not Vote
3.A.9Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Alfredo Elias Ayub,
        Independent                                         Management     For          Did Not Vote
3.A10 Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Adrian Sada Cueva,
        Independent                                         Management     For          Did Not Vote
3.A11 Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Alejandro Burillo
        Azcarraga, Independent                              Management     For          Did Not Vote
3.A12 Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Jose Antonio
        Chedraui Eguia, Independent                         Management     For          Did Not Vote
3.A13 Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Alfonso De Angoitia
        Noriega, Independent                                Management     For          Did Not Vote
3.A14 Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        and Qualify Their Independence: Olga Maria Del
        Carmen Sanchez Cordero Davila, Independent         Management     For          Did Not Vote
3.A15 Appointment of the Member of the Company's Board of
        Directors Proposed by the Designations Committee
        and Qualify Their Independence: Thomas Stanley
        Heather Rodriguez, Independent                     Management     For          Did Not Vote
3.A16 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Graciela Gonzalez
        Moreno                                             Management     For          Did Not Vote
3.A17 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Juan Antonio
        Gonzalez Marcos                                    Management     For          Did Not Vote
3.A18 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Carlos De La Isla
        Corry                                              Management     For          Did Not Vote
3.A19 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Clemente Ismael
        Reyes Retana Valdes, Independent                   Management     For          Did Not Vote
3.A20 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Alberto Halabe
        Hamui, Independent                                 Management     For          Did Not Vote
3.A21 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Manuel Aznar
        Nicolin, Independent                               Management     For          Did Not Vote
3.A22 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Roberto Kelleher
        Vales, Independent                                 Management     For          Did Not Vote
3.A23 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Robert William
        Chandler Edwards, Independent                      Management     For          Did Not Vote
3.A24 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Isaac Becker
        Kabacnik, Independent                              Management     For          Did Not Vote
3.A25 Appointment of the Substitute Member of the
        Company's Board of Directors Proposed by the
        Designations Committee and Qualify Their
        Independence: Substitute Member: Jose Maria Garza
        Trevino, Independent                               Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.A26 Appointment of the Substitute Member of the
      Company's Board of Directors Proposed by the
      Designations Committee and Qualify Their
      Independence: Substitute Member: Javier Braun
      Burillo, Independent                                Management     For          Did Not Vote
3.A27 Appointment of the Substitute Member of the
      Company's Board of Directors Proposed by the
      Designations Committee and Qualify Their
      Independence: Substitute Member: Humberto Tafolla
      Nunez, Independent                                  Management     For          Did Not Vote
3.A28 Appointment of the Substitute Member of the
      Company's Board of Directors Proposed by the
      Designations Committee and Qualify Their
      Independence: Substitute Member: Guadalupe Phillips
      Margain, Independent                                Management     For          Did Not Vote
3.A29 Appointment of the Substitute Member of the
      Company's Board of Directors Proposed by the
      Designations Committee and Qualify Their
      Independence: Substitute Member: Eduardo Alejandro
      Francisco Garcia Villegas, Independent              Management     For          Did Not Vote
3.A30 Appointment of the Substitute Member of the
      Company's Board of Directors Proposed by the
      Designations Committee and Qualify Their
      Independence: Substitute Member: Ricardo Maldonado
      Yanez, Independent                                  Management     For          Did Not Vote
3.B It is Proposed to Appoint Hector Avila Flores As
      Secretary to the Board of Directors, Who Will Not
      be Part of the Board                                Management     For          Did Not Vote
3.C It is Proposed in Accordance with Article
      Forty-nine of the Corporate By-laws, That the Board
      Members be Exempt from the Responsibility of
      Providing A Bond Or Monetary Guarantee for Backing
      Their Performance When Carrying Out Their Duties    Management     For          Did Not Vote
4   Determine the Compensation for the Members of the
      Company's Board of Directors                        Management     For          Did Not Vote
5   Designation of the Chairman of the Audit and
      Corporate Practices Committee. the Proposal is to
      Designate Hector Federico Reyes-retana Y Dahl As
      Chairman of the Committee                           Management     For          Did Not Vote
6   Board of Directors' Report Regarding Shares
      Repurchase Transactions Carried Out During 2017 and
      Determination of the Maximum Amount of Financial
      Resources That Will be Applied for Share
      Repurchases During 2018                             Management     For          Did Not Vote
7   Designation of Delegate(s) to Formalize and Execute
      the Resolutions Passed by the Assembly              Management     For          Did Not Vote
Meeting Date: 01-Jun-18
1.1 Discussion, and If the Case, Approval of A Proposed
      Cash Dividend Payment. It is Proposed to Distribute
      A Cash Dividend of Mxn 9,563232,574.83 (nine
      Billion, Five Hundred and Sixty-three Million, Two
      Hundred and Thirty-two Thousand, Five Hundred and
      Seventy-four Pesos 83/100) Or Mxn 3.447788386581080
      Per Share, Against Delivery of Coupon 9. This




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Payment Represents 40pct of the Net Profits of
       2017, Derived from the Fiscal Net Income As of
       December 31st, 2013                                 Management     For          Did Not Vote
 1.2 Discussion, and If the Case, Approval of A Proposed
       Cash Dividend Payment. It is Proposed That the
       Dividend of 2018 be Paid on June 11th, 2018 Through
       S.d. Indeval, Institucion Para El Deposito De
       Valores, S.a. De C.v. (institution for the
       Securities Deposit), with Previous Notice Published
       by the Secretary of the Board of Directors in One
       of the Most Circulated Newspapers in the City of
       Monterrey, Nuevo Leon and Through the Electronic
       Delivery and Information Diffusion System Sistema
       Electronico De Envio Y Difusion De Informacion
       (sedi) of the Mexican Stock Exchange                Management     For          Did Not Vote
 2   Designation of Delegate(s) to Formalize and Exe the
       Resolutions Passed by the Assembly                  Management     For          Did Not Vote
     Please Note That This is an Amendment to Meeting Id
       943407 Due to Splitting of Resolution 1. All Votes
       Received on the Previous Meeting Will be
       Disregarded If Vote Deadline Extensions are
       Granted. Therefore Please Reinstruct on This
       Meeting Notice on the New Job. If However Vote
       Deadline Extensions are Not Granted in the Market,
       This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You.    Management     Non-Voting   Non-Voting
GRUPO MEXICO SAB DE CV
 SECURITY ID: P49538112
 Meeting Date: 27-Apr-18
 I   Report of the General Director of the Group
       Corresponding to Fiscal Year from January 1 to
       December 31, 2017. Discussion and Approval, If Any,
       of the Consolidated Financial Statements of the
       Company and Its Subsidiaries As of December 31,
       2016. Presentation of the Favorable Opinions and
       Reports Referred to in Article 28 Section IV,
       Subsection A), B), C), D) and E) of the Ley Del
       Mercado De Valores, Regarding the Fiscal Year from
       January 1 to December 31, 2017. Resolutions         Management     For          Did Not Vote
 II  Lecture of the Report on Compliance with Tax
       Obligations Referred to in Section Xx of Article 86
       of the Ley Del Impuesto Sobre La Renta During
       Fiscal Year 2016                                    Management     For          Did Not Vote
 III Resolution on Application of Results of Fiscal Year
       Ended December 31, 2017                             Management     For          Did Not Vote
 IV  Report Referred to in Section III of Article 60 of
       the .disposiciones De Caracter General Aplicables A
       Las Emisiones De Valores Y A Otros Participantes
       Del Mercado De Valores., Including A Report on the




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Application of Resources Destined to the
        Acquisition of Own Shares During Fiscal Year
        Concluded on December 31, 2017. Determination of
        the Maximum Amount of Resources to be Destined for
        the Acquisition of Own Shares During Fiscal Year
        2017. Resolutions                                   Management     For          Did Not Vote
 V    Resolution on the Ratification of Acts Made by the
        Board of Directors, the General Director and Its
        Committees, During the Fiscal Year from January 1
        to December 31, 2017                                Management     For          Did Not Vote
 VI   Appointment Or Reelection, If Any, of the Members
        of the Board of Directors of the Company and
        Qualification of Their Independency According to
        Article 26 of the Ley Del Mercado De Valores.
        Appointment Or Reelection, If Any, of the Members
        of the Committees of the Board and Their Chairmen.
        Resolutions                                         Management     For          Did Not Vote
 VII  Granting And/or Removal of Powers to Different
        Members of the Company                              Management     For          Did Not Vote
 VIII Proposal on the Remuneration to Members of the
        Board of Directors and Members of the Committees of
        the Board. Resolutions                              Management     For          Did Not Vote
 IX   Designation of Delegates to Comply and Formalize
        with the Resolutions Taken by This Assembly.
        Resolutions                                         Management     For          Did Not Vote
GRUPO TELEVISA S.A.B
 SECURITY ID: P4987V137
 Meeting Date: 27-Apr-18
      Please Note That Special Meeting for Shares Type 'd'  Management     Non-Voting   Non-Voting
 I    Appointment And/or Ratification, Where Appropriate,
        of the Members of the Board of Directors That
        Applies to Designate This Assembly, in Accordance
        with the Provisions of Articles Twenty-sixth,
        Twenty-seventh and Other Applicable of the Bylaws   Management     Non-Voting   Non-Voting
 II   Designation of Delegates to Enforce and Formalize
        the Resolutions Adopted by This Assembly            Management     Non-Voting   Non-Voting
      Please Note That Special Meeting for Shares Type 'l'  Management     Non-Voting   Non-Voting
 I    Appointment And/or Ratification, Where Appropriate,
        of the Members of the Board of Directors That
        Applies to Designate This Assembly, in Accordance
        with the Provisions of Articles Twenty-sixth,
        Twenty-seventh and Other Applicable of the Bylaws   Management     For          Did Not Vote
 II   Designation of Delegates to Enforce and Formalize
        the Resolutions Adopted by This Assembly            Management     For          Did Not Vote
      Please Note That Only Mexican Nationals Have Voting
        Rights at This Meeting. If You are A Mexican
        National and Would Like to Submit Your Vote on This
        Meeting Please Contact Your Client Service
        Representative. Thank You.                          Management     Non-Voting   Non-Voting
 I    Presentation And, If Any, Approval of the Reports
        Referred to in Article 28, Section IV of the Ley




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Del Mercado De Valores, Including the Presentation
        of the Company's Financial Statements for the
        Fiscal Year Ending on December 31 2017, and
        Resolutions on the Management of the Board of
        Directors, Committees and General Director of the
        Company                                              Management     Non-Voting   Non-Voting
 II   Presentation of the Report on Compliance with the
        Tax Obligations of the Company, in Compliance with
        the Applicable Legal Provisions                      Management     Non-Voting   Non-Voting
 III  Resolutions on the Application of Results for the
        Year Ended on December 31, 2017                      Management     Non-Voting   Non-Voting
 IV.I Resolutions On: the Amount That May be Used for the
        Purchase of Own Shares in Terms of the Provisions
        of Article 56, Section IV of the Ley Del Mercado De
        Valores                                              Management     Non-Voting   Non-Voting
 IV.II Resolutions On: the Report on the Policies and
        Agreements Adopted by the Board of Directors of the
        Company in Relation to the Purchase and Sale of
        Such Shares                                          Management     Non-Voting   Non-Voting
 V    Appointment And/or Ratification, If Any, of the
        Persons Who Will be Members of the Board of
        Directors, the Secretary and the Officials           Management     Non-Voting   Non-Voting
 VI   Appointment And/or Ratification, If Any, of the
        Persons Who Will be Members of the Executive
        Committee                                            Management     Non-Voting   Non-Voting
 VII  Appointment And/or Ratification, If Any, of the
        Chairman of the Audit Committee                      Management     Non-Voting   Non-Voting
 VIII Appointment And/or Ratification, If Any, of the
        Chairman of the Corporate Practices Committee        Management     Non-Voting   Non-Voting
 IX   Remuneration to the Members of the Board of
        Directors, the Executive Committee, the Audit
        Committee and Corporate Practices Committee, As
        Well As the Secretary                                Management     Non-Voting   Non-Voting
 X    Designation of Delegates to Enforce and Formalize
        the Resolutions Adopted by This Assembly             Management     Non-Voting   Non-Voting
      Please Note That Only Mexican Nationals Have Voting
        Rights at This Meeting. If You are A Mexican
        National and Would Like to Submit Your Vote on This
        Meeting Please Contact Your Client Service
        Representative. Thank You                            Management     Non-Voting   Non-Voting
 I    Resolution on the Cancellation of Shares and the
        Consequent Reduction of Capital and Reform of
        Article Six of the Bylaws                            Management     Non-Voting   Non-Voting
 II   Designation of Delegates to Enforce and Formalize
        the Resolutions Adopted by This Assembly             Management     Non-Voting   Non-Voting
HUANENG POWER INTERNATIONAL, INC.
 SECURITY ID: Y3744A105
 Meeting Date: 30-Jan-18
      Please Note That the Company Notice and Proxy Form
        are Available by Clicking on the Url Links:
        Http://www.hkexnews.hk/listedco/listconews/sehk/2017




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      /1214/ltn20171214524.pdf and
      Http://www.hkexnews.hk/listedco/listconews/sehk/2017
      /1214/ltn20171214571.pdf                             Management     Non-Voting   Non-Voting
    Please Note in the Hong Kong Market That A Vote of
      'abstain' Will be Treated the Same As A 'take No
      Action' Vote                                         Management     Non-Voting   Non-Voting
 1  To Consider and Approve the Proposal Regarding the
      Continuing Connected Transactions for 2018 Between
      the Company and Huaneng Group                        Management     For          Did Not Vote
 2  To Consider and Approve the Proposal Regarding the
      Acceptance of the Guaranteed Loans for Working
      Capital Relating to Sahiwal Project in Pakistan by
      Shandong Company                                     Management     For          Did Not Vote
INFOSYS LIMITED
 SECURITY ID: 456788108 TICKER: INFY
 Meeting Date: 24-Feb-18
 1. Ordinary Resolution for Appointment of Salil S.
      Parekh As Chief Executive Officer and Managing
      Director                                             Management                  Did Not Vote
 2. Ordinary Resolution for Re-designation of U. B.
      Pravin Rao As Chief Operating Officer and
      Whole-time Director                                  Management                  Did Not Vote
 Meeting Date: 23-Jun-18
 1. Adoption of Financial Statements                       Management                  Voted - For
 2. Declaration of Dividend                                Management                  Voted - For
 3. Appointment of U. B. Pravin Rao As A Director
      Liable to Retire by Rotation                         Management                  Voted - For
 4. Ratification of Appointment of Auditors                Management                  Voted - For
INTERNATIONAL CONTAINERTERMINAL SERVICES INC ICTS
 SECURITY ID: Y41157101
 Meeting Date: 19-Apr-18
 1  Call to Order. the Call is Done to Officially Open
      the Meeting                                          Management     For          Did Not Vote
 2  Determination of Existence of Quorum. the Presence
      of Shareholders Holding at Least Majority of the
      Outstanding Shares is Required for the Existence of
      A Quorum                                             Management     For          Did Not Vote
 3  Approval of the Minutes of the Annual Stockholders
      Meeting Held on 20 April 2017. Said Minutes Record
      the Proceedings at the Last Stockholders Meeting
      Prior to This Meeting                                Management     For          Did Not Vote
 4  Chairman's Report. the Chairman's Report Will
      Present A Summary of Business Operation of the
      Corporation and Its Subsidiaries During Preceding
      Fiscal Year                                          Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5  Approval of the Chairman's Report and the 2017
      Audited Financial Statements. Having Heard the
      Report, the Shareholders are Asked to Approve the
      Chairman's Report and the Audited Financial
      Statements                                          Management     For          Did Not Vote
 6  Approval/ratification of Acts, Contracts,
      Investments and Resolutions of the Board of
      Directors and Management Since the Last Annual
      Stockholders Meeting. Said Acts, Contracts,
      Investments and Resolutions are Summarized in Item
      15 of the Information Statement (sec Form 20-is) to
      be Furnished to the Shareholders and Approval
      Thereof by the Stockholders is Sought               Management     For          Did Not Vote
 7  Election of Director: Enrique K. Razon, Jr            Management     For          Did Not Vote
 8  Election of Director: Jon Ramon M. Aboitiz            Management     For          Did Not Vote
 9  Election of Director: Octavio Victor R. Espiritu
      (independent Director)                              Management     For          Did Not Vote
 10 Election of Director: Joseph R. Higdon (independent
      Director)                                           Management     For          Did Not Vote
 11 Election of Director: Jose C. Ibazeta                 Management     For          Did Not Vote
 12 Election of Director: Stephen A. Paradies             Management     For          Did Not Vote
 13 Election of Director: Andres Soriano III              Management     For          Did Not Vote
 14 Appointment of External Auditors. the Appointment
      of the External Auditor Named in Item 7 of the
      Information Statement is Being Sought               Management     For          Did Not Vote
 15 Other Matters. Any Other Matter Which May be
      Brought to the Attention of the Stockholders May be
      Taken Up                                            Management     Abstain      Did Not Vote
 16 Adjournment                                           Management     For          Did Not Vote
    Please Note That This is an Amendment to Meeting Id
      883077 Due to Change in Sequence of Director Names
      for Resolutions 8 to 13. All Votes Received on the
      Previous Meeting Will be Disregarded and You Will
      Need to Reinstruct on This Meeting Notice. Thank
      You.                                                Management     Non-Voting   Non-Voting
ITA UNIBANCO HOLDING S.A.
 SECURITY ID: P5968U113
 Meeting Date: 25-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
    Please Note That the Preferred Shareholders Can
      Vote on Items 10, 11, 13.1, 13.2 Only. Thank You    Management     Non-Voting   Non-Voting




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 10   Request for Separate Election of A Member of the
        Board of Directors by Shareholders Who Hold
        Preferred Shares Without Voting Rights Or with
        Restricted Voting Rights. Do You Wish to Request
        the Separate Election of A Member of the Board of
        Directors, Under the Terms of Article 141, 4, I of
        Law 6,404 of 1976                                   Management     For          Did Not Vote
 11   In the Event It is Found That Neither the Owners of
        Shares with Voting Rights Nor the Owners of
        Preferred Shares Without Voting Rights Or with
        Restricted Voting Rights Make Up, Respectively, the
        Quorum That is Required by Article 141, I and II, 4
        of Law 6,404 of 1976, Do You Want Your Vote to be
        Grouped with the Votes of the Preferred Shares in
        Order to Elect, to the Board of Directors, the
        Candidate with the Highest Number of Votes Among
        All of Those Who, Being Listed on This Proxy Card,
        Ran for Separate Election                           Management     For          Did Not Vote
      The Board / Issuer Has Not Released A Statement on
        Whether They Recommend to Vote in Favour Or Against
        for Resolutions 13.1 and 13.2.                      Management     Non-Voting   Non-Voting
 13.1 Separate Election of the Fiscal Council. Preferred.
        Separate Election of A Member of the Fiscal Council
        by Shareholders Who Hold Preferred Shares Without
        Voting Rights Or with Restricted Voting Rights.
        Principal Member, Carlos Roberto De Albuquerque Sa  Management     For          Did Not Vote
 13.2 Separate Election of the Fiscal Council. Preferred.
        Separate Election of A Member of the Fiscal Council
        by Shareholders Who Hold Preferred Shares Without
        Voting Rights Or with Restricted Voting Rights.
        Alternate Member, Eduardo Azevedo Do Valle          Management     For          Did Not Vote
ITAUSA - INVESTIMENTOS ITAU SA, SAO PAULO
 SECURITY ID: P5887P427
 Meeting Date: 12-Apr-18
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions to be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
      Please Note That the Preferred Shareholders Can
        Vote on Item 12. Thank You                          Management     Non-Voting   Non-Voting
      The Board / Issuer Has Not Released A Statement on
        Whether They Recommend to Vote in Favour Or Against
        the Resolution 12.                                  Management     Non-Voting   Non-Voting
 12   Election of Members of the Fiscal Council Per
        Slate. Indication of All Members to Compose the




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Slate. Candidates Appointed by the Previ . Jose
      Maria Rabelo, Principal, Isaac Berensztejn,
      Substitute Shareholders May Only Vote in Favor for
      One Preferred Shares Name Appointed                 Management     For          Did Not Vote
KOC HOLDING AS, ISTANBUL
 SECURITY ID: M63751107
 Meeting Date: 22-Mar-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
 1  Opening and Election of the Chairman for the Meeting  Management     For          Did Not Vote
 2  Presentation for Discussion and Approval of the
      Annual Report of the Company Prepared by the Board
      of Directors for the Year 2017                      Management     For          Did Not Vote
 3  Presentation of the Summary of the Independent
      Auditors Report for the Year 2017                   Management     For          Did Not Vote
 4  Presentation for Discussion and Approval of the
      Financial Statements of the Company for the Year
      2017                                                Management     For          Did Not Vote
 5  Release of Each Member of the Board of Directors
      from Liability for the Company's Activities for the
      Year 2017                                           Management     For          Did Not Vote
 6  Approval, Amendment and Approval, Or Disapproval of
      the Board of Directors Proposal on the Distribution
      of Profits for the Year 2017 and the Distribution
      Date                                                Management     For          Did Not Vote
 7  Resolution of the Number of the Members of the
      Board of Directors and Their Terms of Office and
      Election of the Members of the Board of Directors
      in Accordance with the Resolved Number and Election
      of the Independent Board Members                    Management     For          Did Not Vote
 8  In Accordance with the Corporate Governance
      Principles, Presentation to the Shareholders and
      Approval by the General Assembly of the
      Remuneration Policy for the Members of the Board of
      Directors and the Senior Executives and the
      Payments Made on That Basis                         Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 9  Resolution of the Annual Gross Salaries to be Paid
      to the Members of the Board of Directors            Management     For          Did Not Vote
 10 Approval of the Appointment of the Independent
      Audit Firm As Selected by the Board of Directors in
      Accordance with the Provisions of the Turkish
      Commercial Code and the Capital Markets Board
      Regulations                                         Management     For          Did Not Vote
 11 Presentation to the Shareholders of the Donations
      Made by the Company in 2017, and Resolution of an
      Upper Limit for Donations for the Year 2018         Management     For          Did Not Vote
 12 In Accordance with the Capital Markets Board
      Regulations, Presentation to the Shareholders of
      the Securities, Pledges and Mortgages Granted in
      Favor of the Third Parties in the Year 2017 and of
      Any Benefits Or Income Thereof                      Management     For          Did Not Vote
 13 Authorization of the Shareholders That Have
      Management Control, the Members of the Board of
      Directors, the Senior Executives and Their Spouses
      and Relatives Related by Blood Or Affinity Up to
      the Second Degree As Per the Provisions of Articles
      395 and 396 of the Turkish Commercial Code and
      Presentation to the Shareholders of the
      Transactions Carried Out Thereof in the Year 2017
      Pursuant to the Corporate Governance Communique of
      the Capital Markets Board                           Management     For          Did Not Vote
 14 Wishes and Opinions                                   Management     For          Did Not Vote
KOMERCNI BANKA, A.S.
 SECURITY ID: X45471111
 Meeting Date: 25-Apr-18
 1  Decision on the Revision of the Articles of
      Association                                         Management     For          Did Not Vote
 2  Discussion Over and Approval of the Board of
      Directors' Report on the Bank's Business Activity
      and State of Assets for the Year 2017               Management     For          Did Not Vote
 3  Discussion Over the Explanatory Report on Matters
      Under S. 118 (5) (a) - (k) of Act No. 256/2004 Sb.,
      the Act Providing for Business Undertaking in the
      Capital Market As Amended                           Management     Non-Voting   Non-Voting
 4  Discussion Over the Board of Directors' Report on
      Relations Among Related Entities for the Year 2017  Management     Non-Voting   Non-Voting
 5  Discussion Over the Consolidated Financial
      Statements for the Year 2017 and Over the Annual
      Financial Statements for the Year 2017 with the
      Proposal for the Distribution of Profit for the
      Year 2017                                           Management     Non-Voting   Non-Voting
 6  Supervisory Board's Position on the Consolidated
      Financial Statements for the Year 2017, on the
      Annual Financial Statements for the Year 2017 and
      on the Proposal for the Distribution of Profit for
      the Year 2017; Discussion Over the Supervisory
      Board's Report on Its Activity; and Supervisory
      Board's Information on the Results of the




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Examination of the Board of Directors' Report on
      Relations Among Related Entities for the Year 2017  Management     Non-Voting   Non-Voting
 7  Discussion Over the Audit Committee's Report on the
      Results of Its Activity                             Management     Non-Voting   Non-Voting
 8  Approval of the Consolidated Financial Statements
      for the Year 2017                                   Management     For          Did Not Vote
 9  Approval of the Annual Financial Statements for the
      Year 2017                                           Management     For          Did Not Vote
 10 Decision on the Distribution of Profit for the Year
      2017: Dividend Per Share is Czk 47 Before Taxation  Management     For          Did Not Vote
 11 Election of A Member of the Audit Committee: Mr.
      Petr Dvorak                                         Management     For          Did Not Vote
 12 Decision on the Appointment of A Statutory Auditor
      to Make the Statutory Audit: Deloitte Audit S.r.o   Management     For          Did Not Vote
LOJAS RENNER SA, PORTO ALEGRE
 SECURITY ID: P6332C102
 Meeting Date: 09-Mar-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
 1  Amendment to the Caption Sentence of Article 5 of
      the Corporate Bylaws of the Company, to Alter the
      Amount of the Capital Stock Subscribed and Paid in
      and the Number of Shares Issued in View of the
      Decisions of the Board of Directors Approved on May
      17, August 17 and November 16, All During the Year
      2017, with Respect to the Company's Stock Purchase
      Option Plan, Which Resulted in the Increase in the
      Company's Capital Stock of Brl 60,678,180.95
      Through the Issue of 5,329,548 New Shares           Management     For          Did Not Vote
 2  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management. I Amendment to Paragraphs 1 and 2,
      Article 1                                           Management     For          Did Not Vote
 3  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: II Amendment to Caption Sentence of
      Article 2                                           Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: III Amendment to Section A of Article 3 Management     For          Did Not Vote
5   Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: IV Amendment to Paragraph 5, Article 6  Management     For          Did Not Vote
6   Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: V Amendment in Paragraph 2, Article 10  Management     For          Did Not Vote
7   Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Vi Amendment in Paragraph 4, Article 10 Management     For          Did Not Vote
8   Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Vii Inclusion of A New Paragraph 6,
      Article 10                                          Management     For          Did Not Vote
9   Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Viii Inclusion of A New Paragraph 7 and
      Renumbering of the Subsequent Paragraph of Article
      10                                                  Management     For          Did Not Vote
10  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Ix Amendment to Subsection Vii, Article
      12                                                  Management     For          Did Not Vote
11  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: X Amendment in Subsection Viii, Article
      12                                                  Management     For          Did Not Vote
12  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xi Exclusion of Subsection Ix, Article
      12                                                   Management     For          Did Not Vote
13  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xii Amendment in Paragraph 1, Article 13 Management     For          Did Not Vote
14  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xiii Amendment to Paragraph 3 of
      Article 13                                           Management     For          Did Not Vote
15  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xiv Amendment to the Caption Sentence
      of Article 16                                        Management     For          Did Not Vote
16  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xv Amendment to Paragraph 1, Article 16  Management     For          Did Not Vote
17  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xvi Amendment in Paragraph 2, Article 16 Management     For          Did Not Vote
18  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xvii Amendment in Paragraph 7 of
      Article 16                                           Management     For          Did Not Vote
19  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xviii Amendment in Paragraph 8, Article
      16                                                   Management     For          Did Not Vote
20  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xix Exclusion of Paragraph 9, Article 16 Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
21  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xx Inclusion of A New Paragraph 9 to
      Article 16                                          Management     For          Did Not Vote
22  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxi Amendment to Article 17             Management     For          Did Not Vote
23  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxii Amendment to Subsection II Article
      20                                                  Management     For          Did Not Vote
24  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxiii Exclusion of Subsection Xxi and
      Renumbering of the Other Subsections to Article 20  Management     For          Did Not Vote
25  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxiv Amendment in the New Subsection
      Xxvii, Article 20                                   Management     For          Did Not Vote
26  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxv Inclusion of Subsection Xxviii,
      Article 20                                          Management     For          Did Not Vote
27  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxvi Inclusion of Subsection Xxix,
      Article 20                                          Management     For          Did Not Vote
28  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxvii Inclusion of Subsection Xxx,
      Article 20                                          Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
29  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxviii Inclusion of Subsection Xxxi,
      Article 20                                          Management     For          Did Not Vote
30  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxix Inclusion of Subsection Xxxii,
      Article 20                                          Management     For          Did Not Vote
31  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxx Inclusion of Subsection Xxxiii,
      Article 20                                          Management     For          Did Not Vote
32  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxi Amendment in the Caption Sentence,
      Article 22 and Paragraph 3, Article 25              Management     For          Did Not Vote
33  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxii Amendment in Paragraph 6, Article
      25                                                  Management     For          Did Not Vote
34  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxiii Amendment in Paragraph 6,
      Article 28                                          Management     For          Did Not Vote
35  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxiv Exclusion of Paragraph 7, Article
      28                                                  Management     For          Did Not Vote
36  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxv Amendment in the Caption Sentence,
      Article 39                                          Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
37  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxvi Amendment in Paragraph 1, Article
      39                                                  Management     For          Did Not Vote
38  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxvii Amendment to Paragraph 2,
      Article 39                                          Management     For          Did Not Vote
39  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxviii Exclusion of the Paragraphs 3,
      4 and 5 of Article 39                               Management     For          Did Not Vote
40  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xxxix Exclusion of Article 40           Management     For          Did Not Vote
41  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xl Exclusion of Article 41 and the
      Renumbering of the Subsequent Articles              Management     For          Did Not Vote
42  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xli Amendment to Caption Sentence and
      in Paragraph 1 to Former Article 42 and New Article
      40                                                  Management     For          Did Not Vote
43  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xlii Amendment in Paragraph 7 to Former
      Article 42 and New Article 40                       Management     For          Did Not Vote
44  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xliii Amendment to the Caption Sentence
      of the Former Article 43 and New Article 41         Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
45  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xliv Amendment to Former Article 44 and
      New Article 42                                      Management     For          Did Not Vote
46  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xlv Amendment to the Former Article 45
      and New Article 43                                  Management     For          Did Not Vote
47  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xlvi Exclusion from the Former Article
      46                                                  Management     For          Did Not Vote
48  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xlvii Inclusion of A New Article 44     Management     For          Did Not Vote
49  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xlviii Exclusion of Former Article 47   Management     For          Did Not Vote
50  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Xlix Amendment in the Caption Sentence
      and Exclusion of the Paragraphs 1 and 2 of the
      Former Article 48 and New Article 45                Management     For          Did Not Vote
51  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: L Amendment in the Caption Sentence of
      Former Article 51 and New Article 48                Management     For          Did Not Vote
52  Modifications of the Following Articles, with the
      Purpose of Adjusting the Company's Corporate Bylaws
      to the New Rules of the Novo Mercado Listing
      Regulations of B3 S.a. Brasil, Bolsa, Balcao and
      the Implementation of Improvements Proposed by
      Management: Renumbering of the Articles and Cross
      References in the Corporate Bylaws, As Well As
      Their Consolidation                                 Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
    02 Mar 2018: Please Note That This is A Revision
      Due to Postponement of the Meeting Date from 28 Feb
      2018 to 09 Mar 2018. If You Have Already Sent in
      Your Votes, Please Do Not Vote Again Unless You
      Decide to Amend Your Original Instructions. Thank
      You                                                 Management     Non-Voting   Non-Voting
Meeting Date: 19-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
1   Examine, Discuss and Vote on the Management
      Accounts and Financial Statements for the Fiscal
      Year Ending December 31, 2017                       Management     For          Did Not Vote
2   Examine, Discuss and Vote on the Proposal for the
      Allocation of Net Income for the Fiscal Year and
      the Distribution of Dividends                       Management     For          Did Not Vote
3   Establish the Number of Members on the Board of
      Directors                                           Management     For          Did Not Vote
4   Do You Want to Request the Adoption of Cumulative
      Voting Process for the Election of the Board of
      Directors, According to Article 141 of Law No.
      6,404 of 1976                                       Management     For          Did Not Vote
5.1 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As
      the Number of Positions to be Filled in the General
      Election: Osvaldo Burgos Schirmer                   Management     For          Did Not Vote
5.2 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As
      the Number of Positions to be Filled in the General
      Election: Carlos Fernando Couto De Oliveira Souto   Management     For          Did Not Vote
5.3 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As
      the Number of Positions to be Filled in the General
      Election: Jose Gallo                                Management     For          Did Not Vote
5.4 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As
      the Number of Positions to be Filled in the General
      Election: Fabio De Barros Pinheiro                  Management     For          Did Not Vote
5.5 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As
      the Number of Positions to be Filled in the General
      Election: Heinz Peter Elstrodt                      Management     For          Did Not Vote
5.6 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As
      the Number of Positions to be Filled in the General
      Election: Thomas Bier Herrmann                      Management     For          Did Not Vote
5.7 Indication of Candidates to the Board of Directors
      the Shareholder May Indicate As Many Candidates As




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
       the Number of Positions to be Filled in the General
       Election: Juliana Rozenbaum Munemori                 Management     For          Did Not Vote
5.8  Indication of Candidates to the Board of Directors
       the Shareholder May Indicate As Many Candidates As
       the Number of Positions to be Filled in the General
       Election: Christiane Almeida Edington                Management     For          Did Not Vote
     For the Proposal 6 Regarding the Adoption of
       Cumulative Voting, Please be Advised That You Can
       Only Vote for Or Abstain. an Against Vote on This
       Proposal Requires Percentages to be Allocated
       Amongst the Directors in Proposals 7.1 to 7.8. in
       This Case Please Contact Your Client Service
       Representative in Order to Allocate Percentages
       Amongst the Directors                                Management     Non-Voting   Non-Voting
6    In Case of Adoption of the Election Process by
       Cumulative Voting, Do You Wish to Distribute the
       Adopted Vote in Percentages by the Candidates Who
       Composes the Chosen List of Candidates               Management     For          Did Not Vote
7.1  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Osvaldo Burgos Schirmer                 Management     For          Did Not Vote
7.2  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Carlos Fernando Couto De Oliveira Souto Management     For          Did Not Vote
7.3  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Jose Gallo                              Management     For          Did Not Vote
7.4  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Fabio De Barros Pinheiro                Management     For          Did Not Vote
7.5  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Heinz Peter Elstrodt                    Management     For          Did Not Vote
7.6  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Thomas Bier Herrmann                    Management     For          Did Not Vote
7.7  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Juliana Rozenbaum Munemori              Management     For          Did Not Vote
7.8  View of All Candidates Who Composes the List of
       Candidates to Appoint the Percentage of Votes to be
       Distributed: Christiane Almeida Edington             Management     For          Did Not Vote
8    Do You Want to Request the Separate Election of A
       Member of the Board of Directors, According to
       Article 141, Pargraph 4th, I, of Law No. 6,404 of
       1976                                                 Management     For          Did Not Vote
9    Establish the Aggregate Compensation of the Members
       of Management                                        Management     For          Did Not Vote
10   Establish the Number of Members of the Fiscal
       Council                                              Management     For          Did Not Vote
11.1 Indication of Candidates for the Fiscal Council the
       Shareholder May Indicate As Many Candidates As the
       Number of Positions to be Filled in the General
       Election: Francisco Sergio Quintana Da Rosa.
       Principal. Ricardo Gus Maltz. Alternate              Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 11.2 Indication of Candidates for the Fiscal Council the
        Shareholder May Indicate As Many Candidates As the
        Number of Positions to be Filled in the General
        Election: Helena Turola De Araujo Penna.principal.
        Roberto Zeller Branchi. Alternate                   Management     For          Did Not Vote
 11.3 Indication of Candidates for the Fiscal Council the
        Shareholder May Indicate As Many Candidates As the
        Number of Positions to be Filled in the General
        Election: Ricardo Zaffari Grechi. Principal.
        Roberto Frota Decourt. Alternate                    Management     For          Did Not Vote
 12   Establish the Compensation of the Members of the
        Fiscal Council                                      Management     For          Did Not Vote
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions to be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting
 1    To Change the Aggregate Remuneration of the Fiscal
        Year 2017 of the Members of Management, Approved at
        the Annual General Meeting Held on April 19 2017,
        Pursuant to Article 152 of Law 6.404 of 1976        Management     For          Did Not Vote
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
NAN YA PLASTICS CORPORATION
 SECURITY ID: Y62061109
 Meeting Date: 19-Jun-18
 1    2017 Business Report and Financial Statements         Management     For          Did Not Vote
 2    Proposal for Distribution of 2017 Profits. Proposed
        Cash Dividend: Twd 5.1 Per Share.                   Management     For          Did Not Vote
 3    Amendment of the Articles of Incorporation of the
        Company                                             Management     For          Did Not Vote
 4    Amendment to the Procedures for Engaging in
        Derivatives Transactions of the Company             Management     For          Did Not Vote
NOVATEK JOINT STOCK COMPANY
 SECURITY ID: X5880H100
 Meeting Date: 20-Apr-18
 1.1  To Approve Annual Report, Annual Financial
        Statements, Dividend Payment for 2017               Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.2 To Approve Dividend Payment at Rub 8.00 Per
      Ordinary Share. the Record Date for Divident
      Payment is 03.05.2018                               Management     For          Did Not Vote
    Please Note Cumulative Voting Applies to This
      Resolution Regarding the Election of Directors. Out
      of the 9 Directors Presented for Election, A
      Maximum of 9 Directors are to be Elected.
      Broadridge Will Apply Cumulative Voting Evenly
      Among Only Directors for Whom You Vote For, and
      Will Submit Instruction to the Local Agent in This
      Manner. Cumulative Votes Cannot be Applied Unevenly
      Among Directors Via Proxyedge. However If You Wish
      to Do So, Please Contact Your Client Service
      Representative. Standing Instructions Have Been
      Removed for This Meeting. If You Have Further
      Questions Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
2.1.1 To Approve Akimov Andrey Igorevich As A Member of
      the Board of the Director Candidate                 Management     For          Did Not Vote
2.1.2 To Approve Borrell Maikl As A Member of the Board
      of the Director Candidate                           Management     For          Did Not Vote
2.1.3 To Approve Bergmann Burkhard As A Member of the
      Board of the Director Candidate                     Management     For          Did Not Vote
2.1.4 To Approve Kasten Rober As A Member of the Board of
      the Director Candidate                              Management     For          Did Not Vote
2.1.5 To Approve Mikhelson Leonid Viktorovich As A Member
      of the Board of the Director Candidate              Management     For          Did Not Vote
2.1.6 To Approve Natalenko Alexandr Egorovich As A Member
      of the Board of the Director Candidate              Management     For          Did Not Vote
2.1.7 To Approve Orlov Viktor Petrovich As A Member of
      the Board of the Director Candidate                 Management     For          Did Not Vote
2.1.8 To Approve Timchenko Gennadii Nikolaevich As A
      Member of the Board of the Director Candidate       Management     For          Did Not Vote
2.1.9 To Approve Sharonov Andrey Vladimirovich As A
      Member of the Board of the Director Candidate       Management     For          Did Not Vote
3.1 To Approve Belyaeva Olga Vladimirovna As A Member
      of the Audit Commission 4 Members                   Management     For          Did Not Vote
3.2 To Approve Merzlyakova Anna Valerievna As A Member
      of the Audit Commission 4 Members                   Management     For          Did Not Vote
3.3 To Approve Ryaskov Igor Aleksandrovich As A Member
      of the Audit Commission 4 Members                   Management     For          Did Not Vote
3.4 To Approve Shulikin Nikolai Konstantinovich As A
      Member of the Audit Commission 4 Members            Management     For          Did Not Vote
4.1 To Approve Joint-stock Company
      PricewaterhouseCoopers Audit As the Auditor         Management     For          Did Not Vote
5.1 To Approve Remuneration and Compensation to be Paid
      to the Members of the Board of Directors            Management     For          Did Not Vote
6.1 To Approve Remuneration and Compensation to be Paid
      to the Members of the Audit Commission              Management     For          Did Not Vote
    Please Note That This is an Amendment to Meeting Id
      893886 Due to Splitting of Resolution 1. All Votes
      Received on the Previous Meeting Will be
      Disregarded and You Will Need to Reinstruct on This
      Meeting Notice. Thank You                           Management     Non-Voting   Non-Voting


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
OTP BANK PLC.
 SECURITY ID: X60746181
 Meeting Date: 13-Apr-18
    Market Rules Require Disclosure of Beneficial Owner
      Information for All Voted Accounts. If an Account
      Has Multiple Beneficial Owners, You Will Need to
      Provide the Breakdown of Each Beneficial Owner
      Name, Address and Share Position to Your Client
      Service Representative. This Information is
      Required in Order for Your Vote to be Lodged        Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
 1  The Company's Parent Company's Financial Statements
      and Consolidated Financial Statements in Accordance
      with International Financial Reporting Standards
      for the Year Ended 2017, As Well As the Proposal
      for the Use of After-tax Profit of the Parent
      Company: 2018 the Agm Accepts the Bod Report on the
      Cos Financial Activity for the Year Ended 2017,
      Furthermore with Full Knowledge of the Independent
      Auditor S Report, the Audit Committee S Report and
      the Supervisory Board S Report, It Accepts the
      Proposal on the Bank S Separate Financial
      Statements and the Consolidated Financial
      Statements in Accordance with the International
      Financial Reporting Standards for the Year Ended
      2017, and the Proposal for the Allocation of the
      After-tax Profit of the Parent Company. the Agm
      Determines the Statement of Financial Position for
      the Year Ended 2017 with Total Assets of Huf
      7771882 Million and with Net Profit for the Period
      of Huf 251550 Million. the Net Profit for the
      Period is Allocated As Follows: the General Reserve
      Must be Increased by Huf 25155 Million, and Huf
      61320 Million Shall be Paid As Dividend from the
      Net Profit for the Period. the Dividend Per Share
      is Huf 219, Compared to the Face Value of Shs It S
      219pct. the Actual Rate of Dividend Paid to
      Shareholders is Calculated and Paid Based on the
      Articles of Association, So the Co Distributes the
      Dividends for Its Own Shs Among the Shareholders
      Who are Entitled for Dividends. the Dividends Shall
      be Paid from 4 June 2018 in Accordance with the
      Policy Determined in the Articles of Association.
      the Agm Determines the Cos Consolidated Balance
      Sheet with Total Assets of Huf 13190228 Million,
      and with Net Profit of Huf 281339 Million. the
      Profit for Shareholders is Huf 281142 Million       Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Approval of the Corporate Governance Report for
      Year 2017                                           Management     For          Did Not Vote
3   Evaluation of the Activity of Executive Officers
      Performed in the Past Business Year, Decision on
      the Granting of Discharge of Liability              Management     For          Did Not Vote
4   Election of the Company's Audit Firm, the
      Determination of the Audit Remuneration, and
      Determination of the Substantive Content of the
      Contract to be Concluded with the Auditor: 2018
      Concerning the Audit of Otp. S Separate and
      Consolidated Annual Financial Statements in
      Accordance with International Financial Reporting
      Standards for the Year 2018, the Agm is Electing
      Deloitte Auditing and Consulting Ltd. As the Bank S
      Auditor from 1 May 2018 Until 30 April 2019. the
      Agm Approves the Nomination of Dr. Attila Hruby As
      the Person Responsible for Auditing. in Case Any
      Circumstance Should Arise Which Ultimately
      Precludes the Activities of Dr. Attila Hruby As
      Appointed Auditor in This Capacity, the Agm
      Proposes the Appointment of Tamas Horvath be the
      Individual in Charge of Auditing. the Agm
      Establishes the Total Amount of Huf 65300000 Plus
      Vat As the Auditor S Remuneration for the Audit of
      the Separate and Consolidated Annual Financial
      Statements for the Year 2018, Prepared in
      Accordance with International Financial Reporting
      Standards. Out of Total Remuneration, Huf 51900000
      Plus Vat Shall be Paid in Consideration of the
      Audit of the Separate Annual Acc and Huf 13400000
      Plus Vat Shall be the Fee Payable for the Audit of
      the Consolidated Annual Acc                         Management     For          Did Not Vote
5   Proposal on the Amendment of Article 5 Section 7
      Article 6 Section 4, Article 8 Section 4, Article
      13 Section 3 Article 13 Section 4, Article 15
      Section 2 of the Otp Bank PLC's Articles of
      Association                                         Management     For          Did Not Vote
6   Election of the Member of the Supervisory Board:
      Mr. Olivier Pequeux                                 Management     For          Did Not Vote
7   Election of the Member of the Audit Committee: Mr.
      Olivier Pequeux                                     Management     For          Did Not Vote
8   Proposal on the Remuneration Principles of Otp Bank
      PLC                                                 Management     For          Did Not Vote
9   Determination of the Remuneration of Members of the
      Board of Directors, the Supervisory Board and the
      Audit Committee                                     Management     For          Did Not Vote
10  Authorization of the Board of Directors to Acquire
      the Company's Own Shares                            Management     For          Did Not Vote
    Please Note in the Event the Meeting Does Not Reach
      Quorum, There Will be A Second Call on 27 Apr 2018.
      Consequently, Your Voting Instructions Will Remain
      Valid for All Calls Unless the Agenda is Amended.
      Thank You                                           Management     Non-Voting   Non-Voting
    23 Mar 2018: Please Note That This is A Revision
      Due to Modification of the Text of Resolutions 1,
      4, 6 and 7. If You Have Already Sent in Your Votes,




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Please Do Not Vote Again Unless You Decide to Amend
      Your Original Instructions. Thank You.              Management     Non-Voting   Non-Voting
PETR LEO BRASILEIRO S.A. - PETROBRAS
 SECURITY ID: P78331132
 Meeting Date: 26-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      866672 Due to Addition of Resolution 3. All Votes
      Received on the Previous Meeting Will be
      Disregarded and You Will Need to Reinstruct on This
      Meeting Notice. Thank You.                          Management     Non-Voting   Non-Voting
 1  Proposal for the Amendment of Petrobras Bylaw         Management     For          Did Not Vote
 2  Consolidation of the Corporate Bylaws of the
      Company to Reflect the Approved Amendments          Management     For          Did Not Vote
 3  In the Eventuality of A Second Call of This
      Meeting, the Voting Instructions in This Voting
      List May Also be Considered Valid for the Purposes
      of Holding the Meeting on Second Call               Management     For          Did Not Vote
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      914844 Due to Receipt of Updated Agenda with 22
      Items. All Votes Received on the Previous Meeting
      Will be Disregarded and You Will Need to Reinstruct
      on This Meeting Notice. Thank You.                  Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
 1  To Receive the Administrators Accounts, to Examine,
      Discuss and Vote on the Administrations Report, the
      Financial Statements, Accompanied by the Report of
      the Independent Auditors and the Fiscal Councils
      Report, for the Fiscal Year Ended December 31, 2017 Management     For          Did Not Vote
 2  To Set the Number of Members to Compose the Board
      of Directors, According Management Proposal         Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Do You Wish to Request the Adoption of the
      Cumulative Voting Process for the Election of the
      Board of Directors, Under the Terms of Article 141
      of Law 6,404 of 1976                                Management     For          Did Not Vote
4   The Election of 11 Members of the Board of
      Directors, Among Whom One Will be Appointed by the
      Employees of the Company, One by the Minority
      Common Shareholders, in A Separate Voting Process,
      If They are Not Entitled to More Under the
      Cumulative Voting Process, and One by the Owners of
      the Preferred Shares, Also in A Separate Voting
      Process. Luiz Nelson Guedes De Carvalho Pedro
      Pullen Parente Francisco Petros Oliveira Lima
      Papathanasiadis Segen Farid Estefen Jose Alberto De
      Paula Torres Lima Clarissa De Araujo Lins Ana Lucia
      Pocas Zambelli Jeronimo Antunes                     Management     For          Did Not Vote
5   In the Event That One of the Candidates Who is on
      the Slate Chosen Ceases to be Part of That Slate,
      Can the Votes Corresponding to Your Shares Continue
      to be Conferred on the Chosen Slate                 Management     For          Did Not Vote
    For the Proposal 6 Regarding the Adoption of
      Cumulative Voting, Please be Advised That You Can
      Only Vote for Or Abstain. an Against Vote on This
      Proposal Requires Percentages to be Allocated
      Amongst the Directors in Proposal 7.1 to 7.8. in
      This Case Please Contact Your Client Service
      Representative in Order to Allocate Percentages
      Amongst the Directors                               Management     Non-Voting   Non-Voting
6   In the Event of the Adoption of the Cumulative
      Voting Process, Should the Votes Corresponding to
      Your Shares be Distributed in Equal Percentages
      Across the Members of the Slate That You Have
      Chosen. Please Note That If Investor Chooses For,
      the Percentages Do Not Need to be Provided, If
      Investor Chooses Against, It is Mandatory to Inform
      the Percentages According to Which the Votes Should
      be Distributed, Otherwise the Entire Vote Will be
      Rejected Due to Lack of Information, If Investor
      Chooses Abstain, the Percentages Do Not Need to be
      Provided, However in Case Cumulative Voting is
      Adopted the Investor Will Not Participate on This
      Matter of the Meeting                               Management     For          Did Not Vote
7.1 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Luiz Nelson Guedes De
      Carvalho                                            Management     For          Did Not Vote
7.2 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Pedro Pullen Parente         Management     For          Did Not Vote
7.3 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Francisco Petros Oliveira
      Lima Papathanasiadis                                Management     For          Did Not Vote
7.4 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Segen Farid Estefen          Management     For          Did Not Vote
7.5 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Jose Alberto De Paula Torres
      Lima                                                Management     For          Did Not Vote
7.6 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Clarissa De Araujo Lins      Management     For          Did Not Vote
7.7 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Ana Lucia Pocas Zambelli     Management     For          Did Not Vote
7.8 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. the Following Field Should Only
      be Filled in If the Shareholder Has Replied No to
      the Previous Question. Jeronimo Antunes             Management     For          Did Not Vote
8   Requisition of A Separate Election of A Member of
      the Board of Directors by Minority Shareholders
      Holding Shares of Voting Rights. Do You Wish to
      Request the Separate Election of A Member of the
      Board of Director, Pursuant to Art. 141, Pharagraf
      4, I, of Law No. 6404 of 1976. Shareholder Can Only
      Fill Out This Field If He Or She Has Left Field 7
      Blank and Has Been the Owner, Without Interruption,
      of the Shares with Which He Or She is Voting During
      the Three Months Immediately Prior to the Holding
      of the General Meeting                              Management     For          Did Not Vote
10  Election of the Chairman of the Board of Directors,
      Luiz Nelson Guedes De Carvalho                      Management     For          Did Not Vote
11  Election of A Member of the Fiscal Council.
      Indication of Each Slate of Candidates and of All
      the Names That are on It. Principal Member, Adriano
      Pereira De Paula Substitute Member, Jose Franco
      Medeiros De Morais Principal Member, Marisete
      Fatima Dadald Pereira Substitute Member, Agnes
      Maria De Aragao Costa Principal Member, Eduardo
      Cesar Pasa Substitute Member, Mauricyo Jose Andrade
      Correia                                             Management     For          Did Not Vote
12  If One of the Candidates Who is Part of the Slate
      Ceases to be Part of It in Order to Accommodate the
      Separate Election That is Dealt with in Article
      161, 4 and Article 240 of Law 6,404 of 1976, Can




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      the Votes Corresponding to Your Shares Continue to
      be Conferred on the Chosen Slate                    Management     For          Did Not Vote
 13 To Set the Global Remuneration of the of Directors,
      Members of the Fiscal Council and Members of the
      Statutory Advisory Committees to the Board of
      Directors                                           Management     For          Did Not Vote
 14 In the Eventuality of A Second Call of This
      Meeting, the Voting Instructions in This Voting
      List May Also be Considered Valid for the Purposes
      of Holding the Meeting on Second Call               Management     For          Did Not Vote
    The Board / Issuer Has Not Released A Statement on
      Whether They Recommend to Vote in Favour Or Against
      the Resolutions 15 and 17                           Management     Non-Voting   Non-Voting
 15 Separate Election of A Member of the Fiscal Council
      by Minority Shareholders Who Hold Shares with
      Voting Rights. Shareholder Can Only Fill Out This
      Field If He Or She Has Left Field Election General
      Blank. Reginaldo Ferreira Alexandre, Suzana Hanna
      Stiphan Jabra                                       Management     For          Did Not Vote
 17 Separate Election of A Member of the Board of
      Directors by Minority Shareholders Who Hold Shares
      with Voting Rights. Shareholder Can Only Fill Out
      This Field If He Or She Has Left Field Election
      General Blank and Has Been the Owner, Without
      Interruption, of the Shares with Which He Or She is
      Voting During the Three Months Immediately Prior to
      the Holding of the General Meeting. Marcelo
      Gasparino Da Silva                                  Management     For          Did Not Vote
PETROLEO BRASILEIRO SA - PETROBRAS, RIO DE JANEIRO
 SECURITY ID: P78331140
 Meeting Date: 26-Apr-18
    Please Note That This is an Amendment to Meeting Id
      913184 Due to Receipt of Updated Agenda with 4
      Resolutions. All Votes Received on the Previous
      Meeting Will be Disregarded and You Will Need to
      Reinstruct on This Meeting Notice. Thank You        Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    The Board / Issuer Has Not Released A Statement on
      Whether They Recommend to Vote in Favour Or Against
      the Resolution 9                                    Management     Non-Voting   Non-Voting
 9  Separate Election of A Member of the Board of
      Directors by Shareholders Who Hold Preferred Shares
      Without Voting Rights Or with Restricted Voting
      Rights. Shareholder Can Only Fill Out This Field If
      He Or She Has Left Field 7 Blank and Has Been the
      Owner, Without Interruption, of the Shares with




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Which He Or She is Voting During the Three Months
      Immediately Prior to the Holding of the General
      Meeting                                             Management     For          Did Not Vote
 14 In the Eventuality of A Second Call of This
      Meeting, the Voting Instructions in This Voting
      List May Also be Considered Valid for the Purposes
      of Holding the Meeting on Second Call               Management     For          Did Not Vote
 16 Separate Election of A Member of the Fiscal Council
      by Shareholders Who Hold Preferred Shares Without
      Voting Rights Or with Restricted Voting Rights.
      Daniel Alves Ferreira, Rodrigo De Mesquita Pereira  Management     For          Did Not Vote
    The Board / Issuer Has Not Released A Statement on
      Whether They Recommend to Vote in Favour Or Against
      the Resolution 18                                   Management     Non-Voting   Non-Voting
 18 Separate Election of A Member of the Board of
      Directors by Shareholders Who Hold Preferred Shares
      Without Voting Rights Or with Restricted Voting
      Rights. Shareholder Can Only Fill Out This Field If
      He Or She Has Left Field Election General Blank and
      Has Been the Owner, Without Interruption, of the
      Shares with Which He Or She is Voting During the
      Three Months Immediately Prior to the Holding of
      the General Meeting . Jose Pais Rangel              Management     For          Did Not Vote
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
    Please Note That the Preferred Shareholders Can
      Vote on Item 9, 14, 16 and 18 Only. Thank You       Management     Non-Voting   Non-Voting
PETRONAS CHEMICALS GROUP BHD
 SECURITY ID: Y6811G103
 Meeting Date: 02-May-18
 1  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 93 of the Company's
      Constitution and Being Eligible, Offer Himself for
      Re-election: Datuk Md Arif Mahmood                  Management     For          Did Not Vote
 2  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 93 of the Company's
      Constitution and Being Eligible, Offer Herself for
      Re-election: Vimala V.r. Menon                      Management     For          Did Not Vote
 3  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 93 of the Company's
      Constitution and Being Eligible, Offer Himself for
      Re-election: Zakaria Kasah                          Management     For          Did Not Vote
 4  To Approve the Payment of the Directors' Fees and
      Allowances of Rm288,000 Per Annum for the
      Non-executive Chairman, Rm144,000 Per Annum for the
      Non-executive Directors and Fuel Allowance of
      Rm6,000 Per Annum for Independent Non-executive
      Directors in Respect of the Financial Year Ending
      31 December 2018                                    Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5  To Approve the Directors' Fees and Allowances
      Payable to the Non-executive Directors of Up to an
      Amount of Rm2.6 Million with Effect from 1 January
      2018 Until the Next Annual General Meeting of the
      Company                                             Management     For          Did Not Vote
 6  To Approve the Re-appointment of KPMG Plt, As
      Auditors of the Company for the Financial Year
      Ending 31 December 2018 and to Authorise the
      Directors to Fix Their Remuneration                 Management     For          Did Not Vote
PETRONAS GAS BHD
 SECURITY ID: Y6885J116
 Meeting Date: 30-Apr-18
 1  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 93 of the Company's
      Constitution and Being Eligible, Offer Herself for
      Re-election: Emeliana Dallan Rice-oxley             Management     For          Did Not Vote
 2  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 93 of the Company's
      Constitution and Being Eligible, Offer Herself for
      Re-election: Wan Shamilah Wan Muhammad Saidi        Management     For          Did Not Vote
 3  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 96 of the Company's
      Constitution and Being Eligible, Offer Himself for
      Re-election: Dato' Ab. Halim Mohyiddin              Management     For          Did Not Vote
 4  To Re-elect the Following Director Who Retire by
      Rotation Pursuant to Article 96 of the Company's
      Constitution and Being Eligible, Offer Himself for
      Re-election : Kamal Bahrin Ahmad                    Management     For          Did Not Vote
 5  To Approve the Payment of the Directors' Fees of
      Rm288,000 Per Annum for the Non-executive Chairman
      and Rm144,000 Per Annum for the Non-executive
      Directors in Respect of the Financial Year Ending
      31 December 2018                                    Management     For          Did Not Vote
 6  To Approve the Directors' Fees and Allowances
      Payable to the Non-executive Directors of Up to
      Rm2,500,000 with Effect from 1 January 2018 Until
      the Next Annual General Meeting of the Company      Management     For          Did Not Vote
 7  To Approve the Re-appointment of KPMG Plt, As
      Auditors of the Company for the Financial Year
      Ending 31 December 2018 and to Authorise the
      Directors to Fix Their Remuneration                 Management     For          Did Not Vote
PJSC LUKOIL
 SECURITY ID: X6983S100
 Meeting Date: 21-Jun-18
    Please Note That This is an Amendment to Meeting Id
      956161 Due to Resolution Addition of Resolution
      4.2. All Votes Received on the Previous Meeting
      Will be Disregarded If Vote Deadline Extensions are




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Granted. Therefore Please Reinstruct on This
      Meeting Notice on the New Job. If However Vote
      Deadline Extensions are Not Granted in the Market,
      This Meeting Will be Closed and Your Vote
      Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior
      to Cutoff on the Original Meeting, and As Soon As
      Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
1.1 To Approve Annual Report, Financial Report, Profit
      Distribution for Fy 2017. Do Pay Dividend at Rub
      130.00 Per Ordinary Share for Fy 2017               Management     For          Did Not Vote
    Please Note Cumulative Voting Applies to This
      Resolution Regarding the Election of Directors. Out
      of the 12 Directors Presented for Election, A
      Maximum of 11 Directors are to be Elected.
      Broadridge Will Apply Cumulative Voting Evenly
      Among Only Directors for Whom You Vote 'for,' and
      Will Submit Instruction to the Local Agent in This
      Manner. Cumulative Votes Cannot be Applied Unevenly
      Among Directors Via Proxyedge. However If You Wish
      to Do So, Please Contact Your Client Service
      Representative. Standing Instructions Have Been
      Removed for This Meeting. If You Have Further
      Questions Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
2.1.1 To Elect the Board of Director: Alekperov Vagit
      Yusufovich                                          Management     For          Did Not Vote
2.1.2 To Elect the Board of Director: Blazheyev Viktor
      Vladimirovich                                       Management     For          Did Not Vote
2.1.3 To Elect the Board of Director: Gati Tobi Trister   Management     For          Did Not Vote
2.1.4 To Elect the Board of Director: Grayfer Valeriy
      Isaakovich                                          Management     For          Did Not Vote
2.1.5 To Elect the Board of Director: IVanov Igor
      Sergeyevich                                         Management     For          Did Not Vote
2.1.6 To Elect the Board of Director: Leyfrid Aleksandr
      Viktorovich                                         Management     For          Did Not Vote
2.1.7 To Elect the Board of Director: Maganov Ravil
      Ulfatovich                                          Management     For          Did Not Vote
2.1.8 To Elect the Board of Director: Mannings Rodzher    Management     For          Did Not Vote
2.1.9 To Elect the Board of Director: Matske Richard      Management     For          Did Not Vote
2.110To Elect the Board of Director: Pikte IVan           Management     For          Did Not Vote
2.111To Elect the Board of Director: Fedun Leonid
      Arnodovich                                          Management     For          Did Not Vote
2.112To Elect the Board of Director: Khoba Lyubov
      Nikolayevna                                         Management     For          Did Not Vote
3.1 To Approve the Member of Audit Commission -
      Vrublevskiy IVan Nikolayevich                       Management     For          Did Not Vote
3.2 To Approve the Member of Audit Commission - Suloev
      Pavel Aleksandrovich                                Management     For          Did Not Vote
3.3 To Approve the Member of Audit Commission - Surkov
      Aleksandr Viktorovich                               Management     For          Did Not Vote
4.1 To Approve Remuneration and Compensation to be Paid
      to the Members of the Board of Directors            Management     For          Did Not Vote
4.2 To Determine the Remuneration for Newly Elected
      Members of the Board of Directors                   Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.1 To Approve Remuneration and Compensation to be Paid
       to the Members of the Audit Commission               Management     For          Did Not Vote
 5.2 To Save Amount of Remuneration to be Paid to the
       Members of the Audit Commission                      Management     For          Did Not Vote
 6.1 To Approve Ao KPMG As the Auditor                      Management     For          Did Not Vote
 7.1 To Approve A New Edition to the Charter                Management     For          Did Not Vote
 8.1 To Approve Interested Party Transaction Between Oao
       Capital Insurance and the Company                    Management     For          Did Not Vote
PJSC TATNEFT
 SECURITY ID: X89366102
 Meeting Date: 22-Jun-18
     Please Note That This is an Amendment to Meeting Id
       885587 Due Change in Sequence of Director Names in
       Resolution 4. All Votes Received on the Previous
       Meeting Will be Disregarded and You Will Need to
       Reinstruct on This Meeting Notice. Thank You         Management     Non-Voting   Non-Voting
 1.1 To Approve an Annual Report                            Management     For          Did Not Vote
 2.1 To Approve an Annual Financial Statements              Management     For          Did Not Vote
 3.1 To Approve Profit Distribution and Dividend Payment
       for 2017, Including Previously Paid Dividends for 9
       Months A) on Preferred Shares in the Amount of 3994
       of the Nominal Value B) on Ordinary Shares in the
       Amount of 3994 of the Nominal Value                  Management     For          Did Not Vote
     Please Note Cumulative Voting Applies to This
       Resolution Regarding the Election of Directors. Out
       of the 14 Directors Presented for Election, A
       Maximum of 14 Directors are to be Elected.
       Broadridge Will Apply Cumulative Voting Evenly
       Among Only Directors for Whom You Vote 'for,' and
       Will Submit Instruction to the Local Agent in This
       Manner. Cumulative Votes Cannot be Applied Unevenly
       Among Directors Via Proxyedge. However If You Wish
       to Do So, Please Contact Your Client Service
       Representative. Standing Instructions Have Been
       Removed for This Meeting. If You Have Further
       Questions Please Contact Your Client Service
       Representative                                       Management     Non-Voting   Non-Voting
 4.1.1 To Elect the Board of Director: Gayzatullin Radik
       Raufovich                                            Management     For          Did Not Vote
 4.1.2 To Elect the Board of Director: Gerech Laslo         Management     For          Did Not Vote
 4.1.3 To Elect the Board of Director: Ibragimov Nail'
       Gabdulbariyevich                                     Management     For          Did Not Vote
 4.1.4 To Elect the Board of Director: Levin Yuriy L'vovich Management     For          Did Not Vote
 4.1.5 To Elect the Board of Director: Maganov Nail'
       Ul'fatovich                                          Management     For          Did Not Vote
 4.1.6 To Elect the Board of Director: Muslimov Renat
       Khaliullovich                                        Management     For          Did Not Vote
 4.1.7 To Elect the Board of Director: Nurmukhametov
       Rafail' Saitovich                                    Management     For          Did Not Vote
 4.1.8 To Elect the Board of Director: Sabirov Rinat
       Kasimovich                                           Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.1.9 To Elect the Board of Director: Sorokin Valeriy
       Yur'yevich                                          Management     For          Did Not Vote
 4.110To Elect the Board of Director: Takhautdinov
       Shafagat Fakhrazovich                               Management     For          Did Not Vote
 4.111To Elect the Board of Director: Khalimov Rustam
       Khamisovich                                         Management     For          Did Not Vote
 4.112To Elect the Board of Director: Khamayev Azat
       Kiyamovich                                          Management     For          Did Not Vote
 4.113To Elect the Board of Director: Khisamov Rais
       Salikhovich                                         Management     For          Did Not Vote
 4.114To Elect the Board of Director: Shtayner Rene
       Frederik                                            Management     For          Did Not Vote
 5.1 The Approve the Member of the Audit Commission
       Borzunova Kseniya Gennad'yevna                      Management     For          Did Not Vote
 5.2 The Approve the Member of the Audit Commission
       Gizatova Ranilya Ramilevna                          Management     For          Did Not Vote
 5.3 The Approve the Member of the Audit Commission
       Gil'fanova Guzal' Rafisovna                         Management     For          Did Not Vote
 5.4 The Approve the Member of the Audit Commission
       Zalyayev Salavat Galiaskarovich                     Management     For          Did Not Vote
 5.5 The Approve the Member of the Audit Commission
       Kuz'mina Venera Gibadullovna                        Management     For          Did Not Vote
 5.6 The Approve the Member of the Audit Commission
       Rakhimzyanova Liliya Rafaelovna                     Management     For          Did Not Vote
 5.7 The Approve the Member of the Audit Commission
       Farkhutdinova Nazilya Rafisovna                     Management     For          Did Not Vote
 5.8 The Approve the Member of the Audit Commission
       Sharifullin Ravil' Anasovich                        Management     For          Did Not Vote
 6.1 To Approve the Auditor for Performing Audit of
       Financial Statements Prepared in Accordance with
       Ras and Ifrs - PricewaterhouseCoopers Jsc           Management     For          Did Not Vote
POLSKI KONCERN NAFTOWY ORLEN SPOLKA AKCYJNA
 SECURITY ID: X6922W204
 Meeting Date: 02-Feb-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   Opening of the General Meeting of Shareholders        Management     Non-Voting   Non-Voting
 2   Election of the Chairman of the General Meeting of
       Shareholders                                        Management     For          Did Not Vote
 3   Confirmation of the Proper Convocation of the
       General Meeting of Shareholders and Its Ability to
       Adopt Resolutions                                   Management     For          Did Not Vote
 4   Adoption of the Agenda                                Management     For          Did Not Vote
 5   Election of the Tellers Committee                     Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6   Adoption of the Resolution Regarding Change in
       Resolution No 4 of the Extraordinary General
       Meeting As of 24 January 2017 Regarding Rules of
       Determining of the Pkn Orlen Management Board
       Remuneration                                        Management     For          Did Not Vote
 7   Adoption of the Resolutions Regarding Changes in
       the Composition of the Supervisory Board            Management     For          Did Not Vote
 8   Adoption of the Resolutions Regarding Amendments to
       the Company's Articles of Association and
       Determination of the Uniform Text of the Articles
       of Association                                      Management     For          Did Not Vote
 9   Conclusion of the General Meeting of Shareholders     Management     Non-Voting   Non-Voting
POWSZECHNA KASA OSZCZEDNOSCI BANK POLSKI SPOLKA AK
 SECURITY ID: X6919X108
 Meeting Date: 18-Jun-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   Opening the Debates of the Ordinary General Meeting   Management     Non-Voting   Non-Voting
 2   Election of the Chairman of the Ordinary General
       Meeting,                                            Management     For          Did Not Vote
 3   Statement of the Correctness of Convening the
       Ordinary General Meeting and Its Ability to Adopt
       Binding Resolutions,                                Management     For          Did Not Vote
 4   Adoption of the Agenda,                               Management     For          Did Not Vote
 5   Consideration of the Financial Statements of Pko
       Bank Polski Sa for the Year Ended December 31, 2017
       and the Management Board Motion Regarding the
       Distribution of Profit of Pko Bank Polski S.a.
       Achieved in 2017,                                   Management     For          Did Not Vote
 6   Consideration of the Management Board Report on the
       Operations of the Pko Bank Polski Sa Group for
       2017, Prepared Together with the Report of the
       Management Board on the Operations of Pko Bank
       Polski Sa, Consolidated Financial Report of the Pko
       Bank Polski Sa Group for the Year Ended December
       31, 2017 and the Management Board Report on
       Non-financial Information of the Pko Bank Polski Sa
       Group for 2017 Including the Management Board
       Report on Non-financial Information of Pko Bank
       Polski S.a                                          Management     For          Did Not Vote
 7   Consideration of the Report of the Supervisory
       Board of Powszechna Kasa Oszczednosci Bank Polski
       Spolka Akcyjna for 2017                             Management     For          Did Not Vote
 8.A Adoption of Resolution on Approval of the Financial
       Statements of Pko Bank Polski Sa for the Year Ended
       December 31, 2017                                   Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.B Adoption of Resolution on Approval of the
      Management Board Report on the Operations of the
      Pko Bank Polski Sa Group for 2017 Prepared Together
      with the Report of the Management Board On.the
      Operations of Pko Bank Polski Sa                     Management     For          Did Not Vote
8.C Adoption of Resolution on Approval of the
      Consolidated Financial Statements of the Pko Bank
      Polski Sa Group for the Year Ended December 31, 2017 Management     For          Did Not Vote
8.D Adoption of Resolution on Approval of the
      Management Board Report on Non-financial
      Information of the Pko Bank Polski Sa Group for
      2017 Including the Management Board Report on
      Non-financial Information of Pko Bank Polski S.a     Management     For          Did Not Vote
8.E Adoption of Resolution on Approval of the Report of
      the Supervisory Board of Powszechna Kasa
      Oszczednosci Bank Polski Spolka Akcyjna for 2017     Management     For          Did Not Vote
8.F Adoption of Resolution on Distribution of the
      Profit of Pko Bank Polski S.a. Achieved in 2017      Management     For          Did Not Vote
8.G Adoption of Resolution on Determine the Amount of
      the Dividend Per Share, the Date of the Dividend
      and Determine the Date of Payment of the Dividend    Management     For          Did Not Vote
8.H.1Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Zbigniew Jagiello (ceo)                           Management     For          Did Not Vote
8.H.2Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Rafal Antczak (deputy Ceo)                        Management     For          Did Not Vote
8.H.3Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Maks Kraczkowski (deputy Ceo)                     Management     For          Did Not Vote
8.H.4Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Mieczyslaw Krol (deputy Ceo)                      Management     For          Did Not Vote
8.H.5Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Adam Marciniak (deputy Ceo)                       Management     For          Did Not Vote
8.H.6Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Piotr Mazur (deputy Ceo)                          Management     For          Did Not Vote
8.H.7Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Jakub Papierski (deputy Ceo)                      Management     For          Did Not Vote
8.H.8Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Jan Rosciszewski (deputy Ceo)                     Management     For          Did Not Vote
8.H.9Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Bartosz Drabikowski (deputy Ceo)                  Management     For          Did Not Vote
8.H10 Adoption of Resolution on Grant Discharge to the
      Management Board Member for 2017: Approve Discharge
      of Janusz Derda (deputy Ceo)                         Management     For          Did Not Vote
8.I.1 Iadoption of Resolution on Granting A Vote of
      Acceptance to the Member of the Supervisory Board
      for 2017: Approve Discharge of Piotr Sadownik
      (supervisory Board Chairman)                         Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.I.2 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Grazyna Ciurzynska
       (supervisory Board Deputy - Chairman)               Management     For          Did Not Vote
8.I.3 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Zbigniew Hajlasz
       (supervisory Board Secretary)                       Management     For          Did Not Vote
8.I.4 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Mariusz Andrzejewski
       (supervisory Board Member)                          Management     For          Did Not Vote
8.I.5 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Miroslaw Barszcz
       (supervisory Board Member)                          Management     For          Did Not Vote
8.I.6 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Adam Budnikowski
       (supervisory Board Member)                          Management     For          Did Not Vote
8.I.7 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Wojciech Jasinski
       (supervisory Board Member)                          Management     For          Did Not Vote
8.I.8 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Andrzej Kisielewicz
       (supervisory Board Member)                          Management     For          Did Not Vote
8.I.9 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Elzbieta Maczynsk
       A-ziemacka (supervisory Board Member)               Management     For          Did Not Vote
8.I10 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Janusz Ostaszewski
       (supervisory Board Member)                          Management     For          Did Not Vote
8.I11 Adoption of Resolution on Granting A Vote of
       Acceptance to the Member of the Supervisory Board
       for 2017: Approve Discharge of Jerzy Paluchniak
       (supervisory Board Member)                          Management     For          Did Not Vote
9    Adoption of A Resolution Regarding Amendments to
       the Statute of the Powszechna Kasa Oszczednosci
       Bank Polski Spolka Akcyjna                          Management     For          Did Not Vote
10   Presentation of the Supervisory Board Report on the
       Assessment of the Remuneration Policy in Pko Bank
       Polski S.a. and the Opinion of the Supervisory
       Board on the Application by Pko Bank Polski S.a.,
       Principles of Corporate Governance for Supervised
       Institutions                                        Management     For          Did Not Vote
11.1 Adoption of Resolution Regarding Changes in the
       Composition of the Supervisory Board: Recall
       Supervisory Board Member                            Management     For          Did Not Vote
11.2 Adoption of Resolution Regarding Changes in the
       Composition of the Supervisory Board: Elect
       Supervisory Board Member                            Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 12 Closing the Meeting                                   Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      927915 Due to Splitting of Resolution 8.h, 8.i and
      11 Into Sub-points. All Votes Received on the
      Previous Meeting Will be Disregarded If Vote
      Deadline Extensions are Granted. Therefore Please
      Reinstruct on This Meeting Notice on the New Job.
      If However Vote Deadline Extensions are Not Granted
      in the Market, This Meeting Will be Closed and Your
      Vote Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior
      to Cutoff on the Original Meeting, and As Soon As
      Possible on This New Amended Meeting. Thank You.    Management     Non-Voting   Non-Voting
    25 May 2018: Please Note That This is A Revision
      Due to Postponement of the Meeting Date. If You
      Have Already Sent in Your Votes, Please Do Not Vote
      Again Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Management     Non-Voting   Non-Voting
POWSZECHNY ZAKLAD UBEZPIECZEN SP LKA AKCYJNA
 SECURITY ID: X6919T107
 Meeting Date: 09-Mar-18
    Please Note That This is an Amendment to Meeting Id
      874613 Due to Addition of Resolution 5. All Votes
      Received on the Previous Meeting Will be
      Disregarded If Vote Deadline Extensions are
      Granted. Therefore Please Reinstruct on This
      Meeting Notice on the New Job. If However Vote
      Deadline Extensions are Not Granted in the Market,
      This Meeting Will be Closed and Your Vote
      Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior
      to Cutoff on the Original Meeting, and As Soon As
      Possible on This New Amended Meeting. Thank You.    Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
 1  Opening of the Meeting                                Management     Non-Voting   Non-Voting
 2  Election of the Chairman                              Management     For          Did Not Vote
 3  Statement of the Meeting's Legal Validity and Its
      Ability to Adopt Resolutions                        Management     For          Did Not Vote
 4  Approval of the Agenda                                Management     For          Did Not Vote
 5  Resolution on Determination of the Number of
      Supervisory Board Members                           Management     For          Did Not Vote
 6  Changes to the Composition of the Supervisory Board   Management     For          Did Not Vote
 7  Adoption of the Resolution Approving the Settlement
      of Costs of the General Meeting                     Management     For          Did Not Vote
 8  Closing of the Meeting                                Management     Non-Voting   Non-Voting




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
    01 Mar 2018: Please Note That This is A Revision
      Due to Change Meeting Date from 27 Feb 2018 to 09
      Mar 2018. If You Have Already Sent in Your Votes
      for Mid: 881136, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You                                           Management     Non-Voting   Non-Voting
Meeting Date: 28-Jun-18
1   Opening of the Ordinary General Meeting               Management     Non-Voting   Non-Voting
2   Election of the Chairman of the Ordinary General
      Meeting                                             Management     For          Did Not Vote
3   Confirmation of the Correctness of Convening and
      the Ability of the Ordinary General Meeting to
      Adopt Resolutions                                   Management     For          Did Not Vote
4   Adoption of the Agenda                                Management     For          Did Not Vote
5   Consideration of the Financial Statements of Pzu Sa
      for the Financial Year Ended December 31, 2017      Management     For          Did Not Vote
6   Consideration of the Consolidated Financial
      Statements of the Pzu Sa Capital Group Compliant
      with the International Financial Reporting
      Standards for the Financial Year Ended December 31,
      2017                                                Management     For          Did Not Vote
7   Consideration of the Management Boards Report on
      the Operations of the Pzu and Pzu Sa Capital Group
      for 2017 Together with the Report on Non-financial
      Data of the Pzu and Pzu Sa Capital Group for 2017   Management     For          Did Not Vote
8   Consideration of the Pzu Sa Supervisory Boards
      Report on the Assessment of Pzu Sa's Financial
      Statements for the Year Ended December 31, 2017,
      Pzu Sa Capital Group's Consolidated Financial
      Statements for the Year Ended December 31, 2017,
      Reports of the Management Board on the Operations
      of Pzu Group and Pzu Sa for 2017 and the Motion of
      the Management Board Regarding the Distribution of
      Pzu Sa's Net Profit for the Year Ended December 31,
      2017                                                Management     For          Did Not Vote
9   Consideration of the Report of the Pzu Sa
      Supervisory Board on the Activities of the Pzu Sa
      Supervisory Board As the Company's Body in 2017     Management     For          Did Not Vote
10  Consideration of the Pzu Sa Management Board's
      Report on Representation Expenses.as Well As
      Expenses on Legal and Marketing Services, Public
      Relations and Social Communication Services As Well
      As Management Consultancy Services for 2017         Management     For          Did Not Vote
11  Approval of the Pzu Sa Financial Statements for the
      Financial Year Ended December 31, 2017              Management     For          Did Not Vote
12  Approval of the Consolidated Financial Statements
      of the Pzu Sa Capital Group in Accordance with the
      International Financial Reporting Standards for the
      Financial Year Ended December 31, 2017              Management     For          Did Not Vote
13  Approval of the Management Board's Report on the
      Operations of the Pzu and Pzu Sa Capital Group for
      2017 Together with the Report on Non-financial Data
      of the Pzu and Pzu Sa Capital Group for 2017        Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 14 Approval of the Pzu Sa Management Board's Report on
      Representation Expenses As Well As Expenses for
      Legal and Marketing Services, Public Relations and
      Social Communication Services As Well As Management
      Consulting Services for 2017                        Management     For          Did Not Vote
 15 Adoption of A Resolution Regarding the Distribution
      of Pzu Sa's Net Profit for the Financial Year Ended
      on December 31, 2017                                Management     For          Did Not Vote
 16 Adoption of Resolutions Regarding the
      Acknowledgment of the Fulfillment of Duties by
      Members of the Pzu Sa Management Board in 2017      Management     For          Did Not Vote
 17 Adoption of Resolutions Regarding the
      Acknowledgment of the Fulfillment of Duties by
      Members of the Pzu Sa Supervisory Board in 2017     Management     For          Did Not Vote
 18 Adoption of A Resolution Regarding the Adoption of
      the Regulations of the General Meeting of Pzu Sa    Management     For          Did Not Vote
 19 Adoption of A Resolution Regarding the Amendment to
      the Articles of Association of Pzu Sa               Management     For          Did Not Vote
 20 Adoption of A Resolution Regarding the Consent to
      Purchase Securities Issued, Guaranteed Or
      Guaranteed by the State Treasury of the Republic of
      Poland                                              Management     For          Did Not Vote
 21 Closing the Ordinary General Meeting                  Management     Non-Voting   Non-Voting
    30 May 2018: Important Market Processing
      Requirement: A Beneficial Owner Signed Power of
      Attorney (poa) is Required in Order to Lodge and
      Execute Your Voting Instructions in This Market.
      Absence of A Poa, May Cause Your Instructions to be
      Rejected. If You Have Any Questions, Please Contact
      Your Client Service Representative                  Management     Non-Voting   Non-Voting
    30 May 2018: Please Note That This is A Revision
      Due to Addition of Comment. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You                                           Management     Non-Voting   Non-Voting
PROMOTORA Y OPERADORA DE INFRAESTRUCTURA, S. A. B.
 SECURITY ID: P7925L103
 Meeting Date: 20-Apr-18
 1  Approve Board of Directors Report Pursuant to
      Article 28 Fraction IV of Mexican Securities Market
      Law                                                 Management     For          Did Not Vote
 2  Approve Financial Statements                          Management     For          Did Not Vote
 3  Approve Allocation of Income                          Management     For          Did Not Vote
 4  Approve Report on Adherence to Fiscal Obligations     Management     For          Did Not Vote
 5  Elect Or Ratify Directors, Members and Chairmen of
      Audit and Corporate Governance Committees           Management     For          Did Not Vote
 6  Approve Remuneration of Directors                     Management     For          Did Not Vote
 7  Set Maximum Amount of Share Repurchase Reserve
      Approve Report on Share Repurchase Program          Management     For          Did Not Vote
 8  Authorize Board to Ratify and Execute Approved
      Resolutions                                         Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 Meeting Date: 25-May-18
 I   Presentation, Discussion And, If Any, Approval of
       the Payment Policy of Dividends to the Shareholders
       of the Company                                       Management     For          Did Not Vote
 II  Presentation, Discussion And, If Any, Approval of
       the Proposal for the Decree and Payment of Dividends Management     For          Did Not Vote
 III Designation of Special Delegates That Formalize the
       Agreements Adopted in the Assembly                   Management     For          Did Not Vote
PT ASTRA INTERNATIONAL TBK
 SECURITY ID: Y7117N172
 Meeting Date: 25-Apr-18
 1   Approval of the Company's Annual Report and
       Validation of the Company's Consolidated Financial
       Statement, Approval of the Board Commissioner's
       Report for the Financial Year 2017                   Management     For          Did Not Vote
 2   Appropriation of the Company's Profit for the
       Financial Year 2017                                  Management     For          Did Not Vote
 3   Approval of the Change Composition of Member Board
       of the Company Along with Determination of Salary,
       Honorarium and Others Allowances of Directors and
       Commissioners for the Financial Year 2018            Management     For          Did Not Vote
 4   Appointment of Public Accountant to Conduct Audit
       of Financial Statement 2018                          Management     For          Did Not Vote
PT BANK CENTRAL ASIA TBK
 SECURITY ID: Y7123P138
 Meeting Date: 05-Apr-18
 1   Approval of the Annual Report Including the
       Company's Financial Statements and Board of
       Commissioners Report on Its Supervisory Duties for
       the Financial Year Ended 31 Dec 2017 and Grant of
       Release and Discharge of Liability (acquit Et De
       Charge) to All Members of the Board of Directors
       and the Board of Commissioners of the Company for
       All Actions Taken in Relation to the Management and
       Supervision of the Company in the Financial Year
       Ended 31 Dec 2017                                    Management     For          Did Not Vote
 2   Appropriation of the Company's Profits for the
       Financial Year Ended 31 Dec 2017                     Management     For          Did Not Vote
 3   Appointment of the Members of the Board of
       Directors of the Company: Vera Eve Lim               Management     For          Did Not Vote
 4   Determination of the Amount of Salary Or Honorarium
       and Benefits for the Financial Year 2018 As Well As
       Bonus Payment (tantiem) for the Financial Year 2017
       Payable to the Board of Directors and the Board of
       Commissioners of the Company                         Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5  Appointment of the Registered Public Accountant to
      Audit the Company's Books and Accounts for the
      Financial Year Ended 31 Dec 2018                    Management     For          Did Not Vote
 6  Grant of Powers and Authority to the Board of
      Directors to Pay Interim Dividends for the
      Financial Year Ended 31 Dec 2018                    Management     For          Did Not Vote
 7  Approval of the Company's Recovery Plan               Management     For          Did Not Vote
    26 Mar 2018: Please Note That This is A Revision
      Due to Modification in Text of Resolution 3. If You
      Have Already Sent in Your Votes, Please Do Not Vote
      Again Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Management     Non-Voting   Non-Voting
 1  Amendment on Articles of Association                  Management     For          Did Not Vote
PT BANK MANDIRI (PERSERO) TBK
 SECURITY ID: Y7123S108
 Meeting Date: 21-Mar-18
 1  Approval of Company's Annual Report and Validation
      of Company's Consolidated Financial Statements,
      Also Volledig Acquit Et De Charge to All Boc and
      Bod from Management and Supervisory Actions Carried
      Out for Financial Year 2017                         Management     For          Did Not Vote
 2  Approval on Net Profits Allocation for Financial
      Year 2017                                           Management     For          Did Not Vote
 3  Appointment of Public Accountant Firm to Perform
      Audit on Company's Articles of Association and
      Annual Report of Partnership Program and Community
      Development Program for Financial Year 2018         Management     For          Did Not Vote
 4  Approval of Salary of Boc, Honorarium for Boc and
      Tantiem and Other Allowances for Boc and Bod        Management     For          Did Not Vote
 5  Approval of Company's Recovery Plan                   Management     For          Did Not Vote
 6  Enforcement of Regulation of Minister of Soe on the
      Second Amendment to Regulation of Minister of Soe
      Regarding Partnership Program and Community
      Development Program of Soe                          Management     For          Did Not Vote
 7  Approval on Amendment of Company's Article of
      Association                                         Management     For          Did Not Vote
 8  Approval of Amendment on Company's Management
      Composition                                         Management     For          Did Not Vote
PT BANK NEGARA INDONESIA (PERSERO) TBK
 SECURITY ID: Y74568166
 Meeting Date: 20-Mar-18
    Please Note That This is an Amendment to Meeting Id
      885458 Due to Change in Sequence of Resolutions 7
      and 8. All Votes Received on the Previous Meeting
      Will be Disregarded If Vote Deadline Extensions are
      Granted. Therefore Please Reinstruct on This
      Meeting Notice on the New Job. If However Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Deadline Extensions are Not Granted in the Market,
      This Meeting Will be Closed and Your Vote
      Intentions on the Original Meeting Will be
      Applicable. Please Ensure Voting is Submitted Prior
      to Cutoff on the Original Meeting, and As Soon As
      Possible on This New Amended Meeting. Thank You.    Management     Non-Voting   Non-Voting
 1  Approval of the Annual Report and Financial
      Statement Report and Partnership and Community
      Development Program and Approval to Release and
      Discharge (acquit Et De Charge) to the Board of
      Commissioners and Directors from Their Action of
      Supervision Including Report of Utilization of Fund
      Resulting from Initial Public Offering              Management     For          Did Not Vote
 2  Approval on Profit Utilization                        Management     For          Did Not Vote
 3  Approval of Remuneration for Directors and
      Commissioner                                        Management     For          Did Not Vote
 4  Approval of Appointment of Public Accountant for
      Financial Report and Partnership and Development
      Program Report                                      Management     For          Did Not Vote
 5  Approval of the Recovery Plan of the Company          Management     For          Did Not Vote
 6  Approval on Application of Decree of State Owned
      Enterprise Ministry                                 Management     For          Did Not Vote
 7  Approval on Amendment of Article of Association       Management     For          Did Not Vote
 8  Approval of the Change in the Member of the Board
      of Directors and Commissioners                      Management     For          Did Not Vote
PT BANK RAKYAT INDONESIA (PERSERO) TBK, JAKARTA
 SECURITY ID: Y0697U112
 Meeting Date: 22-Mar-18
 1  Approval of the Annual Report and Financial
      Statement Report and Partnership and Community
      Development Program and Also Approval of
      Utilization of Fund Resulting from Public Bonds
      Offering                                            Management     For          Did Not Vote
 2  Approval on Profit Utilization                        Management     For          Did Not Vote
 3  Approval of Remuneration for Directors and
      Commissioners                                       Management     For          Did Not Vote
 4  Approval of Appointment of Public Accountant for
      Financial Report and Partnership and Community
      Development Program Report                          Management     For          Did Not Vote
 5  Approval of Recovery Plan                             Management     For          Did Not Vote
 6  Approval on Application of Decree of State Owned
      Enterprise Ministry                                 Management     For          Did Not Vote
 7  Approval on Amendment of Article of Association       Management     For          Did Not Vote
 8  Approval of the Changes of the Company's Management   Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PT INDOFOOD SUKSES MAKMUR TBK
 SECURITY ID: Y7128X128
 Meeting Date: 31-May-18
 1  Acceptance and Approval of the Annual Report of the
      Board of Directors on the Activities and Financial
      Results of the Company for the Year Ended 31 Dec
      2017                                                Management     For          Did Not Vote
 2  Approval of the Company's Balanced Sheet and Income
      Statement for the Year Ended 31 Dec 2017            Management     For          Did Not Vote
 3  Determination of the Use of Net Profit of the
      Company for the Year Ended 31 Dec 2017              Management     For          Did Not Vote
 4  Change of the Company's Board                         Management     For          Did Not Vote
 5  Determination of the Remuneration of All Members of
      the Board of Commissioners and Members of the Board
      of Directors of the Company                         Management     For          Did Not Vote
 6  Appointment of the Public Accountant and Give the
      Authorization to the Board of Directors to
      Determine the Fees and Other Terms of Engagement of
      the Public Accountant                               Management     For          Did Not Vote
PT SEMEN INDONESIA (PERSERO) TBK
 SECURITY ID: Y7142G168
 Meeting Date: 30-Apr-18
    Please Note That This is an Amendment to Meeting Id
      899142 Due to Received Updated Agenda with 9
      Resolutions. All Votes Received on the Previous
      Meeting Will be Disregarded and You Will Need to
      Reinstruct on This Meeting Notice. Thank You        Management     Non-Voting   Non-Voting
 1  Approval of the Annual Report and Financial
      Statement Report and Approval to Release and
      Discharge (acquit Et De Charge) to the Board of
      Commissioners and Directors from Their Action of
      Supervision                                         Management     For          Did Not Vote
 2  Approval of the Community Development Program
      Report and the Acquittal and Discharge to the Board
      of Commissioners and Directors                      Management     For          Did Not Vote
 3  Approval on Profit Utilization                        Management     For          Did Not Vote
 4  Approval of Remuneration for Directors and
      Commissioner                                        Management     For          Did Not Vote
 5  Approval of Appointment of Public Accountant for
      Financial Report and Partnership and Community
      Development Program Report                          Management     For          Did Not Vote
 6  Approval of Utilization of Fund Resulting from
      Bonds Issuance                                      Management     For          Did Not Vote
 7  Approval on Amendment of Article of Association       Management     For          Did Not Vote
 8  Approval on the Implementation of Decree of
      State-owned Enterprise (soe) Ministry
      No.per-03/mbu/08/ 2017 Juncto Decree of Soe




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Ministry No.per-04/mbu/09/2017 Regarding Memorandum
      of Understanding Soe                                Management     For          Did Not Vote
 9  Approval of the Changes of the Company's Management   Management     For          Did Not Vote
PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK, BANDUNG
 SECURITY ID: Y71474145
 Meeting Date: 27-Apr-18
 1  Approval on Company's Annual Report for Book Year
      2017 Including Supervisory Commissioner's Report    Management     For          Did Not Vote
 2  Ratification on Company's Financial Report and
      Annual Report of Environment Management Program for
      Book Year 2017 Also Give Acquit Et De Charge for
      Company's Board                                     Management     For          Did Not Vote
 3  Appropriation on Utilization of Company's Net
      Profit for Book Year 2017                           Management     For          Did Not Vote
 4  Determination on Tantiem for Book Year 2017 and
      Salary, Honorarium and Facilities for Company's
      Board for Book Year 2018.                           Management     For          Did Not Vote
 5  Appointment of Public Accountant for Book Year 2018
      and Determine Their Honorarium                      Management     For          Did Not Vote
 6  Approval on Stock Diversion Result of Purchase
      Through Recall Capital Reduction                    Management     For          Did Not Vote
 7  Amendment of Company's Article of Association         Management     For          Did Not Vote
 8  Affirmation on Ministry of State Owned Company
      Regulation No Per 03/mbu/08/2017 and No Per-04/mbu/
      09/2017                                             Management     For          Did Not Vote
 9  Changing the Composition of Company's Board           Management     For          Did Not Vote
PT UNILEVER INDONESIA TBK
 SECURITY ID: Y9064H141
 Meeting Date: 23-May-18
 1  Approval on the Annual Report and Financial
      Statement Report                                    Management     For          Did Not Vote
 2  Approval on Profit Utilization                        Management     For          Did Not Vote
 3  Approval on Appointment of Public Accountant for
      Financial Report                                    Management     For          Did Not Vote
 4  Approval of the Changes of the Company's Management
      and Their Remuneration                              Management     For          Did Not Vote
 Meeting Date: 21-Jun-18
 1  Approval of Material Transaction Plan Related to
      Transfer of Assets of Spreads Category Owned by the
      Company                                             Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
PT UNITED TRACTORS TBK
 SECURITY ID: Y7146Y140
 Meeting Date: 16-Apr-18
 1    Approval of the Annual Report Including Financial
        Statement Report and Board of Commissioners
        Supervision Report                                  Management     For          Did Not Vote
 2    Approval on Profit Utilization                        Management     For          Did Not Vote
 3    Approval of Remuneration for Directors and
        Commissioner                                        Management     For          Did Not Vote
 4    Approval of Appointment of Public Accountant for
        Financial Report                                    Management     For          Did Not Vote
PTT PUBLIC COMPANY LIMITED
 SECURITY ID: Y6883U113
 Meeting Date: 12-Apr-18
 1    To Certify the 2017 Performance Statement and to
        Approve the 2017 Financial Statements Ended on
        December 31, 2017                                   Management     For          Did Not Vote
 2    To Approve 2017 Net Profit Allocation and Dividend
        Payment                                             Management     For          Did Not Vote
 3    To Appoint an Auditor and to Approve the 2018
        Auditing Fees                                       Management     For          Did Not Vote
 4    To Approve the Reduction of Ptt's Registered
        Capital by Cancelling Authorized But Unissued
        Shares and the Amendment to Clause 4 of Ptt's
        Memorandum of Association So As to Reflect Such
        Capital Reduction                                   Management     For          Did Not Vote
 5    To Approve the Change in the Par Value of Ptt's
        Shares and the Amendment to Clause 4 of Ptt's
        Memorandum of Association So As to Reflect Such
        Change in the Par Value                             Management     For          Did Not Vote
 6    To Approve Ptt's 5-year External Fund Raising Plan
        (for 2018-2022)                                     Management     For          Did Not Vote
 7    To Approve the Amendment of Ptt Public Company
        Limited's Articles of Association                   Management     For          Did Not Vote
 8    To Approve the 2018 Directors' Remuneration           Management     For          Did Not Vote
 9    To Acknowledge the Progress of the Restructuring of
        Ptt and the Plan for the Initial Public Offering
        (the Ipo) of Ordinary Shares of Ptt Oil and Retail
        Business Company Limited (pttor) and the Listing of
        Pttor on the Stock Exchange of Thailand             Management     For          Did Not Vote
 10.1 To Elect Director to Replace Those Who is Retired
        by Rotation in 2018: Mrs. Nuntawan Sakuntanaga      Management     For          Did Not Vote
 10.2 To Elect Director to Replace Those Who is Retired
        by Rotation in 2018: Mr. Thon Thamrongnawasawat     Management     For          Did Not Vote
 10.3 To Elect Director to Replace Those Who is Retired
        by Rotation in 2018: Mr. Surapon Nitikraipot        Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 10.4 To Elect Director to Replace Those Who is Retired
        by Rotation in 2018: Mr. Danucha Pichayanan         Management     For          Did Not Vote
 10.5 To Elect Director to Replace Those Who is Retired
        by Rotation in 2018: Mr. Tevin Vongvanich           Management     For          Did Not Vote
 11   Other Matters. (if Any)                               Management     Abstain      Did Not Vote
      22 Feb 2018: in the Situation Where the Chairman of
        the Meeting Suddenly Change the Agenda And/or Add
        New Agenda During the Meeting, We Will Vote That
        Agenda As Abstain.                                  Management     Non-Voting   Non-Voting
      05 Apr 2018: Please Note That This is A Revision
        Due to Addition of Comment and Modification of Text
        in Resolution 10.4. If You Have Already Sent in
        Your Votes, Please Do Not Vote Again Unless You
        Decide to Amend Your Original Instructions. Thank
        You.                                                Management     Non-Voting   Non-Voting
PUBLIC JOINT STOCK COMPANY GAZPROM
 SECURITY ID: X7204C106
 Meeting Date: 29-Jun-18
 1.1  Approval of the Annual Report of the Company          Management     For          Did Not Vote
 2.1  Approval of the Annual Accounting (financial)
        Statements of the Company                           Management     For          Did Not Vote
 3.1  Approval of the Distribution of the Company's
        Profit Based on the Results 2017 of the Year        Management     For          Did Not Vote
 4.1  The Statement of Distribution of Retained Earnings
        of Previous Years                                   Management     For          Did Not Vote
 5.1  On the Amount of Dividends, Terms and Form of Their
        Payment Based on the Results of Work for 2017 Year
        and the Date on Which the Persons Entitled to
        Receive Dividends are Determined: Rub 8.04 Per
        Ordinary Shares                                     Management     For          Did Not Vote
 6.1  Approval of the Company's Auditor: Finance and
        Accounting Consultants                              Management     For          Did Not Vote
 7.1  On Payment of Remuneration for Work in the Board of
        Directors (supervisory Board) to Members of the
        Board of Directors Who are Not State Employees, in
        the Amount Established by the Internal Documents of
        the Company                                         Management     For          Did Not Vote
 8.1  On Payment of Remuneration for Work in the Audit
        Commission to Members of the Audit Commission, Who
        are Not State Employees, in the Amount Established
        by the Company's Internal Documents                 Management     For          Did Not Vote
 9.1  Approval of the Changes to the Company Regulations
        on Shareholder Meeting Procedures                   Management     For          Did Not Vote
      Please Note Cumulative Voting Applies to This
        Resolution Regarding the Election of Directors. Out
        of the 11 Directors Presented for Election, A
        Maximum of 11 Directors are to be Elected.
        Broadridge Will Apply Cumulative Voting Evenly
        Among Only Directors for Whom You Vote 'for,' and
        Will Submit Instruction to the Local Agent in This
        Manner. Cumulative Votes Cannot be Applied Unevenly




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Among Directors Via Proxyedge. However If You Wish
       to Do So, Please Contact Your Client Service
       Representative. Standing Instructions Have Been
       Removed for This Meeting. If You Have Further
       Questions Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
10.11Election of Member of the Board of Directors
       (supervisory Board) of the Company: Akimov Andrey
       Igorevich                                           Management     For          Did Not Vote
10.12Election of Member of the Board of Directors
       (supervisory Board) of the Company: Zubkov Viktor
       Alexeevich                                          Management     For          Did Not Vote
10.13Election of Member of the Board of Directors
       (supervisory Board) of the Company: Kulibaev Timur  Management     For          Did Not Vote
10.14Election of Member of the Board of Directors
       (supervisory Board) of the Company: Manturov Denis
       Valentinovich                                       Management     For          Did Not Vote
10.15Election of Member of the Board of Directors
       (supervisory Board) of the Company: Markelov
       Vitaliy Anatolyevich                                Management     For          Did Not Vote
10.16Election of Member of the Board of Directors
       (supervisory Board) of the Company: Martynov Viktor
       Georgievich                                         Management     For          Did Not Vote
10.17Election of Member of the Board of Directors
       (supervisory Board) of the Company: Mau Vladimir
       Alexandrovich                                       Management     For          Did Not Vote
10.18Election of Member of the Board of Directors
       (supervisory Board) of the Company: Miller Alexey
       Borisovich                                          Management     For          Did Not Vote
10.19Election of Member of the Board of Directors
       (supervisory Board) of the Company: Novak Alexandr
       Valentinovich                                       Management     For          Did Not Vote
10110 Election of Member of the Board of Directors
       (supervisory Board) of the Company: Patrushev
       Dmitriy Nikolaevich                                 Management     For          Did Not Vote
10111 Election of Member of the Board of Directors
       (supervisory Board) of the Company: Sereda Mikhail
       Leonidovich                                         Management     For          Did Not Vote
11.1 Election of the Audit Commission of the Company:
       Bikulov Vadim Kasymovich                            Management     For          Did Not Vote
11.2 Election of the Audit Commission of the Company:
       Gladkov Alexandr Alexeevich                         Management     For          Did Not Vote
11.3 Election of the Audit Commission of the Company:
       Mironova Margarita IVanovna                         Management     For          Did Not Vote
11.4 Election of the Audit Commission of the Company:
       Nosov Yurii Stanislavovich                          Management     For          Did Not Vote
11.5 Election of the Audit Commission of the Company:
       Oganyan Karen Iosifovich                            Management     For          Did Not Vote
11.6 Election of the Audit Commission of the Company:
       Petrova Alexandra Andreevna                         Management     For          Did Not Vote
11.7 Election of the Audit Commission of the Company:
       Platonov Sergey Revazovich                          Management     For          Did Not Vote
11.8 Election of the Audit Commission of the Company:
       Tarasenko Oxana Valeryevna                          Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 11.9 Election of the Audit Commission of the Company:
        Fisenko Tatyana Vladimirovna                        Management     For          Did Not Vote
      Please Note That This is an Amendment to Meeting Id
        879583 Due to Receipt of Additional Resolutions 10
        & 11. All Votes Received on the Previous Meeting
        Will be Disregarded and You Will Need to Reinstruct
        on This Meeting Notice. Thank You.                  Management     Non-Voting   Non-Voting
      11jun2018: Please Note That This is A Revision Due
        to Change in Numbering and Modification in Text of
        Resolutions 5.1 and 6.1 and Modification in Text of
        Resolutions 10.11 to 10111 and 11.1 to 11.9. If You
        Have Already Sent in Your Votes for Mid: 950411
        Please Do Not Vote Again Unless You Decide to Amend
        Your Original Instructions. Thank You.              Management     Non-Voting   Non-Voting
PUBLIC JOINT STOCK COMPANY MAGNIT
 SECURITY ID: 55953Q202
 Meeting Date: 19-Apr-18
 1    Early Termination of Powers of the Members of Pjsc
        "magnit" Board of Directors                         Management     For          Did Not Vote
      Please Note Cumulative Voting Applies to This
        Resolution Regarding the Election of Directors. Out
        of the 12 Directors Presented for Election, A
        Maximum of 7 Directors are to be Elected. the Local
        Agent in the Market Will Apply Cumulative Voting
        Evenly Among Only Directors for Whom You Vote
        "for". Cumulative Votes Cannot be Applied Unevenly
        Among Directors Via Proxyedge. However If You Wish
        to Do So, Please Contact Your Client Service
        Representative. Standing Instructions Have Been
        Removed for This Meeting. If You Have Further
        Questions Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting
 2.1  Election of Member of the Pjsc "magnit" Board of
        Directors: Gregor William Mowat                     Management     For          Did Not Vote
 2.2  Election of Member of the Pjsc "magnit" Board of
        Directors: Timothy Demchenko                        Management     For          Did Not Vote
 2.3  Election of Member of the Pjsc "magnit" Board of
        Directors: James Pat Simmons                        Management     For          Did Not Vote
 2.4  Election of Member of the Pjsc "magnit" Board of
        Directors: Alexey Makhnev                           Management     For          Did Not Vote
 2.5  Election of Member of the Pjsc "magnit" Board of
        Directors: Paul Michael Foley                       Management     For          Did Not Vote
 2.6  Election of Member of the Pjsc "magnit" Board of
        Directors: Khachatur Pombukhchan                    Management     For          Did Not Vote
 2.7  Election of Member of the Pjsc "magnit" Board of
        Directors: Ilya Sattarov                            Management     For          Did Not Vote
 2.8  Election of Member of the Pjsc "magnit" Board of
        Directors: Charles Emmitt Ryan                      Management     For          Did Not Vote
 2.9  Election of Member of the Pjsc "magnit" Board of
        Directors: Oleg Zherebtsov                          Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.10 Election of Member of the Pjsc "magnit" Board of
       Directors: Evegeny Kuznetsov                        Management     For          Did Not Vote
2.11 Election of Member of the Pjsc "magnit" Board of
       Directors: Alexander Prysyazhnyuk                   Management     For          Did Not Vote
2.12 Election of Member of the Pjsc "magnit" Board of
       Directors: Alexander Shevchuk                       Management     For          Did Not Vote
     In Accordance with New Russian Federation
       Legislation Regarding Foreign Ownership Disclosure
       Requirements for Adr Securities, All Shareholders
       Who Wish to Participate in This Event Must Disclose
       Their Beneficial Owner Company Registration Number
       and Date of Company Registration. Broadridge Will
       Integrate the Relevant Disclosure Information with
       the Vote Instruction When It is Issued to the Local
       Market As Long As the Disclosure Information Has
       Been Provided by Your Global Custodian. If This
       Information Has Not Been Provided by Your Global
       Custodian, Then Your Vote May be Rejected.          Management     Non-Voting   Non-Voting
     02 Apr 2018: Please Note That This is A Revision
       Due to Change in Meeting Type from Agm to Egm. If
       You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You Decide to Amend Your Original
       Instructions. Thank You                             Management     Non-Voting   Non-Voting
Meeting Date: 21-Jun-18
1    Approval of the Pjsc "magnit" Annual Report for the
       Year 2017                                           Management     For          Did Not Vote
2    Approval of the Annual Accounting (financial)
       Reports of Pjsc "magnit"                            Management     For          Did Not Vote
3    Approval of Distribution of Profit (including
       Payment (declaration) of Dividends) of Pjsc
       "magnit" Following the Results of 2017 Reporting
       Year                                                Management     For          Did Not Vote
4    Remuneration and Reimbursement of Expenses to the
       Members of the Board of Directors of Pjsc "magnit"  Management     For          Did Not Vote
5    Remuneration and Reimbursement of Expenses to the
       Members of the Revision Commission of Pjsc "magnit" Management     For          Did Not Vote
     Please Note Cumulative Voting Applies to This
       Resolution Regarding the Election of Directors. Out
       of the 7 Directors Presented for Election, A
       Maximum of 7 Directors are to be Elected. the Local
       Agent in the Market Will Apply Cumulative Voting
       Evenly Among Only Directors for Whom You Vote
       "for". Cumulative Votes Cannot be Applied Unevenly
       Among Directors Via Proxyedge. However If You Wish
       to Do So, Please Contact Your Client Service
       Representative. Standing Instructions Have Been
       Removed for This Meeting. If You Have Further
       Questions Please Contact Your Client Service
       Representative.                                     Management     Non-Voting   Non-Voting
6.1  Election of the Member of Board of Directors of
       Pjsc "magnit": Mowat Gregor William                 Management     For          Did Not Vote
6.2  Election of the Member of Board of Directors of
       Pjsc "magnit": Demchenko Timothy                    Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.3 Election of the Member of Board of Directors of
       Pjsc "magnit": Simmons James Pat                     Management     For          Did Not Vote
 6.4 Election of the Member of Board of Directors of
       Pjsc "magnit": Makhnev Alexey Petrovich              Management     For          Did Not Vote
 6.5 Election of the Member of Board of Directors of
       Pjsc "magnit": Foley Paul Michael                    Management     For          Did Not Vote
 6.6 Election of the Member of Board of Directors of
       Pjsc "magnit": Prysyazhnyuk Alexander Mikhailovich   Management     For          Did Not Vote
 6.7 Election of the Member of Board of Directors of
       Pjsc "magnit": Ryan Charles Emmitt                   Management     For          Did Not Vote
 7.1 Election of the Member of the Revision Commission
       of Pjsc "magnit": Efimenko Roman                     Management     For          Did Not Vote
 7.2 Election of the Member of the Revision Commission
       of Pjsc "magnit": Tsyplenkova Irina                  Management     For          Did Not Vote
 7.3 Election of the Member of the Revision Commission
       of Pjsc "magnit": Neronov Alexey                     Management     For          Did Not Vote
 8   Approval of the Auditor of Pjsc "magnit" Statements
       Prepared in Accordance with the Russian Accounting
       Standards                                            Management     For          Did Not Vote
 9   Approval of the Auditor of Pjsc "magnit" Statements
       Prepared in Accordance with the Ifrs                 Management     For          Did Not Vote
 10  Approval of the Charter of Pjsc "magnit" in the New
       Edition                                              Management     For          Did Not Vote
 11  Approval of the Regulations on the General
       Shareholders Meeting of Pjsc "magnit" in the New
       Edition                                              Management     For          Did Not Vote
 12  Approval of the Regulations on the Board of
       Directors of Pjsc "magnit" in the New Edition        Management     For          Did Not Vote
 13  Approval of the Regulations on the Collegial
       Executive Body (management Board) of Pjsc "magnit"
       in the New Edition                                   Management     For          Did Not Vote
     In Accordance with New Russian Federation
       Legislation Regarding Foreign Ownership Disclosure
       Requirements for Adr Securities, All Shareholders
       Who Wish to Participate in This Event Must Disclose
       Their Beneficial Owner Company Registration Number
       and Date of Company Registration. Broadridge Will
       Integrate the Relevant Disclosure Information with
       the Vote Instruction When It is Issued to the Local
       Market As Long As the Disclosure Information Has
       Been Provided by Your Global Custodian. If This
       Information Has Not Been Provided by Your Global
       Custodian, Then Your Vote May be Rejected.           Management     Non-Voting   Non-Voting
PUBLIC JOINT STOCK COMPANY MINING AND METALLURGICA
 SECURITY ID: X5424N118
 Meeting Date: 28-Jun-18
     Please Note That This is an Amendment to Meeting Id
       954286 Due to Change in Sequence of Director and
       Audit Commission Names. All Votes Received on the
       Previous Meeting Will be Disregarded and You Will
       Need to Reinstruct on This Meeting Notice. Thank You Management     Non-Voting   Non-Voting




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.1 To Approve Annual Report for 2017                     Management     For          Did Not Vote
2.1 To Approve Annual Financial Statements for 2017       Management     For          Did Not Vote
3.1 To Approve Consolidate Financial Report for 2017      Management     For          Did Not Vote
4.1 To Approve Profit Distribution, to Pay Dividends at
      Rub 607.98 Per Ordinary Share, the Record Date on
      Dividends is 17.07.2018                             Management     For          Did Not Vote
    Please Note Cumulative Voting Applies to This
      Resolution Regarding the Election of Directors. Out
      of the 13 Directors Presented for Election, A
      Maximum of 13 Directors are to be Elected.
      Broadridge Will Apply Cumulative Voting Evenly
      Among Only Directors for Whom You Vote 'for,' and
      Will Submit Instruction to the Local Agent in This
      Manner. Cumulative Votes Cannot be Applied Unevenly
      Among Directors Via Proxyedge. However If You Wish
      to Do So, Please Contact Your Client Service
      Representative. Standing Instructions Have Been
      Removed for This Meeting. If You Have Further
      Questions Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
5.1.1 To Elect the Board of Director: Barbashev Sergey
      Valentinovich                                       Management     For          Did Not Vote
5.1.2 To Elect the Board of Director: Bashkirov Alexey
      Vladimirovich                                       Management     For          Did Not Vote
5.1.3 To Elect the Board of Director: Bratukhin Sergey
      Borisovich                                          Management     For          Did Not Vote
5.1.4 To Elect the Board of Director: Bugrov Andrey
      Evgenyevich                                         Management     For          Did Not Vote
5.1.5 To Elect the Board of Director: Volynts Artem
      Olegovich                                           Management     For          Did Not Vote
5.1.6 To Elect the Board of Director: Zakharova Marianna
      Alexandrovna                                        Management     For          Did Not Vote
5.1.7 To Elect the Board of Director: Likhachev Andrey
      Nikolaevich                                         Management     For          Did Not Vote
5.1.8 To Elect the Board of Director: Mannings Rodger
      Levelin                                             Management     For          Did Not Vote
5.1.9 To Elect the Board of Director: Mishakov Stalbek
      IVanovich                                           Management     For          Did Not Vote
5.110To Elect the Board of Director: Penni Garet Peter    Management     For          Did Not Vote
5.111To Elect the Board of Director: Sokov Maxim
      Mikhailovich                                        Management     For          Did Not Vote
5.112To Elect the Board of Director: Solovyev Vladislav
      Alexandrovich                                       Management     For          Did Not Vote
5.113To Elect the Board of Director: Edwards Robert
      William John                                        Management     For          Did Not Vote
6.1 To Elect Arustamov Artur Agagikovich As the Member
      of the Audit Commission                             Management     For          Did Not Vote
6.2 To Elect Masalova Anna Viktorovna As the Member of
      the Audit Commission                                Management     For          Did Not Vote
6.3 To Elect Svanidze Georgii Eduardovich As the Member
      of the Audit Commission                             Management     For          Did Not Vote
6.4 To Elect Shilkov Vladimir Nikolaevich As the Member
      of the Audit Commission                             Management     For          Did Not Vote




                          KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.5  To Elect Anevich Elena Alexandrovna As the Member
        of the Audit Commission                              Management     For          Did Not Vote
 7.1  To Approve Ao KPMG As the Auditor                      Management     For          Did Not Vote
 8.1  To Approve Ao KPMG As the Auditor for Performing
        Audit of Consolidate Financial Report                Management     For          Did Not Vote
 9.1  To Approve Remuneration and Compensation to be Paid
        to the Members of the Board of Directors             Management     For          Did Not Vote
 10.1 To Approve Remuneration and Compensation to be Paid
        to the Members of the Audit Commission               Management     For          Did Not Vote
 11.1 To Approve Interested Party Transactions               Management     For          Did Not Vote
 12.1 To Approve Interested Party Transaction                Management     For          Did Not Vote
 13.1 To Approve Participation of the Company in
        Association Krasnoyarsk Builders                     Management     For          Did Not Vote
PUBLIC JOINT STOCK COMPANY ROSNEFT OIL COMPANY
 SECURITY ID: X7394C106
 Meeting Date: 21-Jun-18
 1.1  Approval of the Annual Report of the Company           Management     For          Did Not Vote
 2.1  Approval of the Annual Accounting (financial)
        Statements of the Company                            Management     For          Did Not Vote
 3.1  Approval of the Distribution of the Company's
        Profit Based on the Results 2017 of the Year         Management     For          Did Not Vote
 4.1  On the Amount, Timing and Form of Dividend Payment
        Based on the Results 2017 of the Year: Dividend
        Payment at Rub 6.65 Per Share. the Record Date for
        Dividend Payment is 02/07/2018                       Management     For          Did Not Vote
 5.1  On Remuneration and Reimbursement of Expenses to
        the Members of the Board of Directors of the Company Management     For          Did Not Vote
 6.1  On Remuneration and Reimbursement of Expenses to
        the Members of the Company's Audit Commission        Management     For          Did Not Vote
      Please Note Cumulative Voting Applies to This
        Resolution Regarding the Election of Directors. Out
        of the 11 Directors Presented for Election, A
        Maximum of 11 Directors are to be Elected.
        Broadridge Will Apply Cumulative Voting Evenly
        Among Only Directors for Whom You Vote 'for,' and
        Will Submit Instruction to the Local Agent in This
        Manner. Cumulative Votes Cannot be Applied Unevenly
        Among Directors Via Proxyedge. However If You Wish
        to Do So, Please Contact Your Client Service
        Representative. Standing Instructions Have Been
        Removed for This Meeting. If You Have Further
        Questions Please Contact Your Client Service
        Representative                                       Management     Non-Voting   Non-Voting
 7.1.1 Election of the Member of the Board of Directors of
        the Company: Faisal Alsuwaidi                        Management     For          Did Not Vote
 7.1.2 Election of the Member of the Board of Directors of
        the Company: Andrey Belousov                         Management     For          Did Not Vote
 7.1.3 Election of the Member of the Board of Directors of
        the Company: Matthias Warnig                         Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7.1.4 Election of the Member of the Board of Directors of
       the Company: Oleg Viyugin                           Management     For          Did Not Vote
 7.1.5 Election of the Member of the Board of Directors of
       the Company: IVan Glasenberg                        Management     For          Did Not Vote
 7.1.6 Election of the Member of the Board of Directors of
       the Company: Robert Dudley                          Management     For          Did Not Vote
 7.1.7 Election of the Member of the Board of Directors of
       the Company: Guillermo Quintero                     Management     For          Did Not Vote
 7.1.8 Election of the Member of the Board of Directors of
       the Company: Alexander Novak                        Management     For          Did Not Vote
 7.1.9 Election of the Member of the Board of Directors of
       the Company: Hansjorg Rudloff                       Management     For          Did Not Vote
 7.110Election of the Member of the Board of Directors of
       the Company: Igor Sechin                            Management     For          Did Not Vote
 7.111Election of the Member of the Board of Directors of
       the Company: Gerhard Schroeder                      Management     For          Did Not Vote
 8.1 Election of Member of the Audit Commission of the
       Company: Elect Olga Andrianova                      Management     For          Did Not Vote
 8.2 Election of Member of the Audit Commission of the
       Company: Elect Alexander Bogashov                   Management     For          Did Not Vote
 8.3 Election of Member of the Audit Commission of the
       Company: Elect Sergey Poma                          Management     For          Did Not Vote
 8.4 Election of Member of the Audit Commission of the
       Company: Elect Zakhar Sabantsev                     Management     For          Did Not Vote
 8.5 Election of Member of the Audit Commission of the
       Company: Elect Pavel Shumov                         Management     For          Did Not Vote
 9.1 Approval of the Company's Auditor: Ernst and Young
       Llc                                                 Management     For          Did Not Vote
     08 Jun 2018: Please Note That This is A Revision
       Due to Modification in Numbering of All
       Resolutions. If You Have Already Sent in Your
       Votes, Please Do Not Vote Again Unless You Decide
       to Amend Your Original Instructions. Thank You.     Management     Non-Voting   Non-Voting
SBERBANK OF RUSSIA OJSC
 SECURITY ID: X76317100
 Meeting Date: 08-Jun-18
     Please Note That This is an Amendment to Meeting Id
       898480 Due to Change in Sequence of Director Names
       in Resolution 5. All Votes Received on the Previous
       Meeting Will be Disregarded If Vote Deadline
       Extensions are Granted. Therefore Please Reinstruct
       on This Meeting Notice on the New Job. If However
       Vote Deadline Extensions are Not Granted in the
       Market, This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
 1.1 To Approve Annual Report for 2017                     Management     For          Did Not Vote
 2.1 To Approve Annual Financial Statements for 2017       Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.1 To Approve Profit Distribution for 2017. to Approve
      Dividend Payment at Rub 12.00 Per Ordinary and
      Preferred Shares. the Record Date for Dividend
      Payment is 26/06/2018                               Management     For          Did Not Vote
4.1 To Approve Auditor- PricewaterhouseCoopers Audit      Management     For          Did Not Vote
    Please Note Cumulative Voting Applies to This
      Resolution Regarding the Election of Directors. Out
      of the 14 Directors Presented for Election, A
      Maximum of 14 Directors are to be Elected.
      Broadridge Will Apply Cumulative Voting Evenly
      Among Only Directors for Whom You Vote 'for,' and
      Will Submit Instruction to the Local Agent in This
      Manner. Cumulative Votes Cannot be Applied Unevenly
      Among Directors Via Proxyedge. However If You Wish
      to Do So, Please Contact Your Client Service
      Representative. Standing Instructions Have Been
      Removed for This Meeting. If You Have Further
      Questions Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
5.1.1 To Approve the Board of Director: Akho Esko Tapani  Management     For          Did Not Vote
5.1.2 To Approve the Board of Director: Boguslavskiy
      Leonid Borisovich                                   Management     For          Did Not Vote
5.1.3 To Approve the Board of Director: Goreglyad Valeriy
      Pavlovich                                           Management     For          Did Not Vote
5.1.4 To Approve the Board of Director: Gref German
      Oskarovich                                          Management     For          Did Not Vote
5.1.5 To Approve the Board of Director: Zlatkis Bella
      Ilinichna                                           Management     For          Did Not Vote
5.1.6 To Approve the Board of Director: IVanova Nadezhda
      Yuryevna                                            Management     For          Did Not Vote
5.1.7 To Approve the Board of Director: Ignatyev Sergey
      Mikhaylovich                                        Management     For          Did Not Vote
5.1.8 To Approve the Board of Director: Kuleshov
      Aleksandr Petrovich                                 Management     For          Did Not Vote
5.1.9 To Approve the Board of Director: Mau Vladimir
      Aleksandrovich                                      Management     For          Did Not Vote
5.110To Approve the Board of Director: Melikyan Gennadiy
      Georgiyevich                                        Management     For          Did Not Vote
5.111To Approve the Board of Director: Oreshkin Maksim
      Stanislavovich                                      Management     For          Did Not Vote
5.112To Approve the Board of Director: Skorobogatova
      Olga Nikolayevna                                    Management     For          Did Not Vote
5.113To Approve the Board of Director: Uells Nadya        Management     For          Did Not Vote
5.114To Approve the Board of Director: Shvetsov Sergey
      Anatolyevich                                        Management     For          Did Not Vote
6.1 To Elect the Member of Audit Commission Bogatov
      Aleksey Anatolyevich                                Management     For          Did Not Vote
6.2 To Elect the Member of Audit Commission Borodina
      Natalya Petrovna                                    Management     For          Did Not Vote
6.3 To Elect the Member of Audit Commission Voloshina
      Mariya Sergeyevna                                   Management     For          Did Not Vote
6.4 To Elect the Member of Audit Commission Domanskaya
      Tatyana Anatolyevna                                 Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.5 To Elect the Member of Audit Commission Isakhanova
       Yuliya Yuryevna                                     Management     For          Did Not Vote
 6.6 To Elect the Member of Audit Commission Litvinova
       Irina Borisovna                                     Management     For          Did Not Vote
 6.7 To Elect the Member of Audit Commission Minenko
       Aleksey Yevgenyevich                                Management     For          Did Not Vote
 7.1 To Approve Interested Party Transactions Between
       Pjsc Sberbank of Russia and Jsc Sogaz               Management     For          Did Not Vote
 8.1 To Approve A New Edition of the Charter               Management     For          Did Not Vote
SM INVESTMENTS CORPORATION
 SECURITY ID: Y80676102
 Meeting Date: 25-Apr-18
     Please Note That This is an Amendment to Meeting Id
       874206 Due to Receipt of Director Names. All Votes
       Received on the Previous Meeting Will be
       Disregarded and You Will Need to Reinstruct on This
       Meeting Notice. Thank You                           Management     Non-Voting   Non-Voting
 1   Call to Order                                         Management     For          Did Not Vote
 2   Certification of Notice and Quorum                    Management     For          Did Not Vote
 3   Approval of Minutes of Annual Stockholders Meeting
       Held on April 26, 2017                              Management     For          Did Not Vote
 4   Annual Report for the Year 2017 (open Forum)          Management     For          Did Not Vote
 5   Amendment of the Second Article of the Articles of
       Incorporation                                       Management     For          Did Not Vote
 6   Ratification of the Acts of the Board of Directors
       and the Management from the Date of the Last Annual
       Stockholders Meeting Up to the Date of This Meeting Management     For          Did Not Vote
 7   Election of Director: Teresita T. Sy                  Management     For          Did Not Vote
 8   Election of Director: Henry T. Sy, Jr                 Management     For          Did Not Vote
 9   Election of Director: Harley T. Sy                    Management     For          Did Not Vote
 10  Election of Director: Jose T. Sio                     Management     For          Did Not Vote
 11  Election of Independent Director: Joseph R. Higdon    Management     For          Did Not Vote
 12  Election of Independent Director: Tomasa H. Lipana    Management     For          Did Not Vote
 13  Election of Independent Director: Alfredo E. Pascual  Management     For          Did Not Vote
 14  Election of Director: Frederic C. Dybuncio            Management     For          Did Not Vote
 15  Appointment of External Auditors                      Management     For          Did Not Vote
 16  Other Matters                                         Management     Abstain      Did Not Vote
 17  Adjournment                                           Management     For          Did Not Vote
STEINHOFF INTERNATIONAL HOLDINGS N.V.
 SECURITY ID: N8248H102
 Meeting Date: 20-Apr-18
 1   Opening                                               Management     Non-Voting   Non-Voting
 2   Presentation to Shareholders                          Management     Non-Voting   Non-Voting
 3   Shareholder Q&a                                       Management     Non-Voting   Non-Voting




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.1  Composition of the Management Board: Notification
       of the Non-binding Nominations by the Supervisory
       Board of Mr. Philip Dieperink, Mr. Theodore De
       Klerk, Mr. Alexandre Nodale and Mr. Louis Du Preez
       for Appointment to the Management Board             Management     Non-Voting   Non-Voting
4.2  Composition of the Management Board: Proposal for
       Appointment of Mr. Philip Dieperink As A Member of
       the Management Board                                Management     For          Did Not Vote
4.3  Composition of the Management Board: Proposal for
       Appointment of Mr. Theodore De Klerk As A Member of
       the Management Board                                Management     For          Did Not Vote
4.4  Composition of the Management Board: Proposal for
       Appointment of Mr. Alexandre Nodale As A Member of
       the Management Board                                Management     For          Did Not Vote
4.5  Composition of the Management Board: Proposal for
       Appointment of Mr. Louis Du Preez As A Member of
       the Management Board                                Management     For          Did Not Vote
5.1  Composition of the Supervisory Board: Notification
       of the Non-binding Nominations by the Supervisory
       Board of Ms. Khanyisile Kweyama, Ms. Moira Moses,
       Dr. Hugo Nelson, Mr. Peter Wakkie and Prof.
       Alexandra Watson for Appointment to the Supervisory
       Board and of Dr. Stefanes Booysen, Ms. Angela
       Kruger-steinhoff, Ms. Heather Sonn and Dr. Johan
       Van Zyl for Reappointment to the Supervisory Board  Management     Non-Voting   Non-Voting
5.2  Composition of the Supervisory Board: Proposal for
       Appointment of Ms. Khanyisile Kweyama As A Member
       of the Supervisory Board                            Management     For          Did Not Vote
5.3  Composition of the Supervisory Board: Proposal for
       Appointment of Ms. Moira Moses As A Member of the
       Supervisory Board                                   Management     For          Did Not Vote
5.4  Composition of the Supervisory Board: Proposal for
       Appointment of Dr. Hugo Nelson As A Member of the
       Supervisory Board                                   Management     For          Did Not Vote
5.5  Composition of the Supervisory Board: Proposal for
       Appointment of Mr. Peter Wakkie As A Member of the
       Supervisory Board                                   Management     For          Did Not Vote
5.6  Composition of the Supervisory Board: Proposal for
       Appointment of Prof. Alexandra Watson As A Member
       of the Supervisory Board                            Management     For          Did Not Vote
5.7  Composition of the Supervisory Board: Proposal for
       Reappointment of Dr. Stefanes Booysen As A Member
       of the Supervisory Board                            Management     For          Did Not Vote
5.8  Composition of the Supervisory Board: Proposal for
       Reappointment of Ms. Angela Kruger-steinhoff As A
       Member of the Supervisory Board                     Management     For          Did Not Vote
5.9  Composition of the Supervisory Board: Proposal for
       Reappointment of Ms. Heather Sonn As A Member of
       the Supervisory Board                               Management     For          Did Not Vote
5.10 Composition of the Supervisory Board: Proposal for
       Reappointment of Dr. Johan Van Zyl As A Member of
       the Supervisory Board                               Management     For          Did Not Vote
6    Remuneration: Proposal to Establish the
       Remuneration of the Members of the Supervisory




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Board for the Period to the End of the Annual
       General Meeting to be Held in 2019                  Management     For          Did Not Vote
 7   Other Corporate Affairs: Proposal to Appoint
       Deloitte Accountants B.v. As External Auditor for
       the Financial Year 2018                             Management     For          Did Not Vote
 8   Any Other Business                                    Management     Non-Voting   Non-Voting
 9   Closing                                               Management     Non-Voting   Non-Voting
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD, HSINCHU
 SECURITY ID: Y84629107
 Meeting Date: 05-Jun-18
 1   To Accept 2017 Business Report and Financial
       Statements.                                         Management     For          Did Not Vote
 2   To Approve the Proposal for Distribution of 2017
       Earnings. Proposed Cash Dividend: Twd 8 Per Share.  Management     For          Did Not Vote
 3   To Revise the Articles of Incorporation.              Management     For          Did Not Vote
 4.1 The Election of the Director.:f.c.
       Tseng,shareholder No.104                            Management     For          Did Not Vote
 4.2 The Election of the Director.:national Development
       Fund, Executive Yuan,shareholder No.1,mei Ling Chen
       As Representative                                   Management     For          Did Not Vote
 4.3 The Election of the Director.:mark Liu,shareholder
       No.10758                                            Management     For          Did Not Vote
 4.4 The Election of the Director.:c.c. Wei,shareholder
       No.370885                                           Management     For          Did Not Vote
 4.5 The Election of the Independent Director.:sir Peter
       L. Bonfield,shareholder No.504512xxx                Management     For          Did Not Vote
 4.6 The Election of the Independent Director.:stan
       Shih,shareholder No.534770                          Management     For          Did Not Vote
 4.7 The Election of the Independent Director.:thomas J.
       Engibous,shareholder No.515274xxx                   Management     For          Did Not Vote
 4.8 The Election of the Independent Director.:kok Choo
       Chen,shareholder No.a210358xxx                      Management     For          Did Not Vote
 4.9 The Election of the Independent Director.:michael
       R. Splinter,shareholder No.488601xxx                Management     For          Did Not Vote
TALAAT MOUSTAFA GROUP HOLDING, CAIRO
 SECURITY ID: M8763H108
 Meeting Date: 24-Mar-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   The Board of Directors Report of the Company
       Activity for Financial Year Ended 31/12/2017        Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2  The Auditors Report of the Company Activity and
      Financial Statements for Financial Year Ended
      31/12/2017                                          Management     For          Did Not Vote
 3  The Balance Sheet and Closing Accounts for
      Financial Year Ended 31/12/2017 and Profit
      Distribution Account                                Management     For          Did Not Vote
 4  The Release of the Board Members from Their Duties
      and Liabilities for 2017                            Management     For          Did Not Vote
 5  Appointing Auditors and Determine Their Fees for
      Financial Year Ending 31/12/2018                    Management     For          Did Not Vote
 6  Board of Directors Restructure                        Management     For          Did Not Vote
 7  Determining the Board Members Rewards,
      Transportation and Attendance Allowances for 2018   Management     For          Did Not Vote
 8  The Company Donations During 2017 and Authorizing
      the Board to Donate Above 1000 Egp During 2018      Management     For          Did Not Vote
 9  Netting Contracts for 2018 and the Renewal for the
      Contracts Valid Till 31/12/2017                     Management     For          Did Not Vote
TENAGA NASIONAL BERHAD
 SECURITY ID: Y85859109
 Meeting Date: 15-May-18
 1  To Re-elect the Following Director Who Retire by
      Rotation in Accordance with Clause 64(1) of the
      Company's Constitution and Being Eligible Offer
      Himself for Re-election: Dato' Abd Manaf Bin Hashim Management     For          Did Not Vote
 2  To Re-elect the Following Director Who Retire by
      Rotation in Accordance with Clause 64(1) of the
      Company's Constitution and Being Eligible Offer
      Himself for Re-election: Datuk Sakthivel Alagappan  Management     For          Did Not Vote
 3  To Re-elect the Following Director Who Retire by
      Rotation in Accordance with Clause 64(1) of the
      Company's Constitution and Being Eligible Offer
      Himself for Re-election: Gee Siew Yoong             Management     For          Did Not Vote
 4  To Re-elect the Following Director Who Retire by
      Rotation in Accordance with Clause 64(1) of the
      Company's Constitution and Being Eligible Offer
      Himself for Re-election: Noraini Binti Che Dan      Management     For          Did Not Vote
 5  To Approve the Payment of Non-executive Directors'
      Fees of Rm911,612.90 for the Financial Period Ended
      31 December 2017                                    Management     For          Did Not Vote
 6  To Approve the Payment of Benefits to the
      Non-executive Directors (excluding Non-executive
      Directors' Fees) Amounting to Rm2,272,600.00 from
      the 28th Agm Until the Next Annual General Meeting
      ("agm") of the Company                              Management     For          Did Not Vote
 7  To Re-appoint Messrs PricewaterhouseCoopers Plt,
      Having Consented to Act, As Auditors of the
      Company, to Hold Office Until the Conclusion of the
      Next Agm and to Authorise the Directors to Fix
      Their Remuneration                                  Management     For          Did Not Vote
 8  Proposed Renewal of Authority for the Company to
      Purchase Its Own Shares                             Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
THAI OIL PUBLIC COMPANY LIMITED
 SECURITY ID: Y8620B119
 Meeting Date: 11-Apr-18
 1   To Acknowledge the Company's 2017 Operating Results
       and to Approve the Audited Financial Statements for
       the Year Ended December 31, 2017                    Management     For          Did Not Vote
 2   To Approve the Dividend Payment for the Company's
       2017 Operating Results                              Management     For          Did Not Vote
 3   To Approve the 2018 Remuneration for the Company's
       Directors                                           Management     For          Did Not Vote
 4   To Approve the 2018 Annual Appointment of Auditors
       and Determination of Their Remuneration             Management     For          Did Not Vote
 5.1 To Approve the Appointment of New Director in
       Replacement of Those Who Complete Their Terms by
       Rotation in 2018: Prof. Dr. Thosaporn Sirisumphand  Management     For          Did Not Vote
 5.2 To Approve the Appointment of New Director in
       Replacement of Those Who Complete Their Terms by
       Rotation in 2018: Mr. Atikom Terbsiri               Management     For          Did Not Vote
 5.3 To Approve the Appointment of New Director in
       Replacement of Those Who Complete Their Terms by
       Rotation in 2018: Ms. Chularat Suteethorn           Management     For          Did Not Vote
 5.4 To Approve the Appointment of New Director in
       Replacement of Those Who Complete Their Terms by
       Rotation in 2018: Associate Prof. Dr. Pasu Decharin Management     For          Did Not Vote
 5.5 To Approve the Appointment of New Director in
       Replacement of Those Who Complete Their Terms by
       Rotation in 2018: Mr. Suchalee Sumamal              Management     For          Did Not Vote
 5.6 To Approve the Appointment of New Director in
       Replacement of Resigned Director: Mr.auttapol
       Rerkpiboon                                          Management     For          Did Not Vote
 6   To Approve the Change / Amendment of the Company's
       Articles of Association                             Management     For          Did Not Vote
 7   Others (if Any)                                       Management     Abstain      Did Not Vote
     19 Feb 2018: in the Situation Where the Chairman of
       the Meeting Suddenly Change the Agenda And/or Add
       New Agenda During the Meeting, We Will Vote That
       Agenda As Abstain.                                  Management     Non-Voting   Non-Voting
     9 Mar 2018: Please Note That This is A Revision Due
       to Addition of Comment and Change in Numbering. If
       You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You Decide to Amend Your Original
       Instructions. Thank You                             Management     Non-Voting   Non-Voting
TIM PARTICIPACOES SA, RIO DE JANEIRO, RJ
 SECURITY ID: P91536469
 Meeting Date: 19-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                       Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                   Management     Non-Voting   Non-Voting
1   To Approve on the Proposal Extension of the
      Cooperation and Support Agreement, Cooperation and
      Support Agreement, by the Celebration of Their 11th
      Amendment, to be Signed Between Telecom Italia Spa,
      on the One Hand, and the Company and Its
      Subsidiaries, Tim Celular Sa, Tcel, and Tim Sa, on
      the Other Hand                                       Management     For          Did Not Vote
2   To Approve the Proposal of the Long Term Incentive
      Plan of the Company                                  Management     For          Did Not Vote
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                       Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                   Management     Non-Voting   Non-Voting
1   To Resolve on the Managements Report and the
      Financial Statements of the Company, Dated As of
      December 31, 2017                                    Management     For          Did Not Vote
2   To Resolve on the Managements Proposal for the
      Allocation of the Results Related to the Fiscal
      Year of 2017, and on the Dividend Distribution by
      the Company                                          Management     For          Did Not Vote
3   To Confirm the Appointment of the Company's Board
      of Directors Member, Mr. Mario Di Mauro, Held at
      the Meeting of the Board of Directors Held on
      November 29, 2017, Pursuant to Article 150 of Law
      6,404 of 1976 and Article 20, Paragraph 2, of the
      Company's Bylaws                                     Management     For          Did Not Vote
4   To Confirm the Appointment of the Company's Board
      of Directors Member, Mr. Joao Cox Neto, Held at the
      Meeting of the Board of Directors Held on March 16,
      2018, Pursuant to Article 150 of Law 6,404 of 1976
      and Article 20, Paragraph 2, of the Company's Bylaws Management     For          Did Not Vote
5   To Confirm the Appointment of the Company's Board
      of Directors Member, Mr. Celso Luis Loducca, Held
      at the Meeting of the Board of Directors Held on
      March 16, 2018, Pursuant to Article 150 of Law
      6,404 of 1976 and Article 20, Paragraph 2, of the
      Company's Bylaws                                     Management     For          Did Not Vote
6   To Confirm the Appointment of the Company's Board
      of Directors Member, Mr. Piergiorgio Peluso, Held
      at the Meeting of the Board of Directors Held on
      March 16, 2018, Pursuant to Article 150 of Law




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      6,404 of 1976 and Article 20, Paragraph 2, of the
      Company's Bylaws                                    Management     For          Did Not Vote
 7  To Elect As New Member of the Board of Directors of
      the Company, Mr. Agostino Nuzzolo, Replacing One of
      the Directors Who Resigned on March 16, 2018, As
      Disclosed in the Company's Material Fact of the
      Same Date                                           Management     For          Did Not Vote
 8  To Elect As New Member of the Board of Directors of
      the Company, Mr. Raimondo Zizza, Replacing One of
      the Directors Who Resigned on March 16, 2018, As
      Disclosed in the Company's Material Fact of the
      Same Date                                           Management     For          Did Not Vote
 9  To Elect As New Member of the Board of Directors of
      the Company, Mr. Giovanni Ferigo, Replacing One of
      the Directors Who Resigned on March 16, 2018, As
      Disclosed in the Company's Material Fact of the
      Same Date                                           Management     For          Did Not Vote
 10 To Deliberate on the Composition of the Company's
      Fiscal Council with 3 Principal Members and 3
      Alternate Members                                   Management     For          Did Not Vote
 11 Election of Members to Compose the Fiscal Council
      by Single Slate. Indication of All Names That Make
      Up the Slate. Walmir Kesseli, Oswaldo Orsolin.
      Josino De Almeida Fonseca, Joao Verner Juenemann.
      Jarbas Tadeu Barsanti Ribeiro, Anna Maria Cerentini
      Gouvea Guimaraes                                    Management     For          Did Not Vote
 12 If One of the Candidates Who is Part of the Slate
      Ceases to be Part of It in Order to Accommodate the
      Separate Election That is Dealt with in Article
      161, 4 and Article 240 of Law 6,404 of 1976, Can
      the Votes Corresponding to Your Shares Continue to
      be Conferred on the Chosen Slate                    Management     For          Did Not Vote
 13 To Deliberate the Remuneration Proposal for the
      Company's Administrators, the Members of the
      Committees and the Members of the Fiscal Council,
      for the Fiscal Year of 2018                         Management     For          Did Not Vote
TUPRAS-TURKIYE PETROLRAFINELERI AS
 SECURITY ID: M8966X108
 Meeting Date: 21-Mar-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
1   Opening and Election of the Chairmanship Committee    Management     For          Did Not Vote
2   Review, Discussion and Approval of the Annual
      Report of the Company for the Fiscal Year 2017 As
      Prepared by the Board of Directors                  Management     For          Did Not Vote
3   Presentation of the Summary of the Independent
      Audit Report for the Year 2017                      Management     For          Did Not Vote
4   Review, Discussion and Approval of the 2017
      Financial Statements                                Management     For          Did Not Vote
5   Release of the Members of the Board of Directors
      from Liability for the Affairs of the Company for
      the Year 2017                                       Management     For          Did Not Vote
6   Within the Framework of the Company's Dividend
      Policy, Approval, Amendment and Approval, Or
      Disapproval of the Board of Directors Proposal on
      Profit Distribution of Year 2017 and the Date of
      Dividend Distribution                               Management     For          Did Not Vote
7   Determination of the Number of Board Members, Their
      Term of Office, Election of Members in Accordance
      with the Number Determined and Election of
      Independent Board Members                           Management     For          Did Not Vote
8   In Accordance with the Corporate Governance
      Principles, Presentation to Shareholders and
      Approval by the General Assembly of the
      Remuneration Policy for the Members of the Board of
      Directors and the Senior Executives and the
      Payments Made on That Basis                         Management     For          Did Not Vote
9   Resolution of Annual Gross Salaries of the Members
      of the Board of Directors                           Management     For          Did Not Vote
10  Approval of the Independent Audit Firm As Selected
      by the Board of Directors, in Accordance with the
      Provisions of the Turkish Commercial Code and the
      Capital Markets Board Regulations                   Management     For          Did Not Vote
11  Presentation to Shareholders of the Donations Made
      by the Company in 2017 and Resolution of an Upper
      Limit for Donations to be Made for 2018             Management     For          Did Not Vote
12  In Accordance with the Capital Markets Board
      Regulations, Presentation to Shareholders of the
      Securities, Pledges and Mortgages Granted in Favour
      of the Third Parties in the Year 2017 and of Any
      Benefits Or Income Thereof                          Management     For          Did Not Vote
13  Authorization of the Shareholders with Management
      Control, the Members of the Board of Directors, the
      Senior Executives and Their Spouses and Relatives
      Related by Blood Or Affinity Up to the Second
      Degree As Per the Provisions of Articles 395 and
      396 of the Turkish Commercial Code and Presentation
      to Shareholders, of the Transactions Carried Out
      Thereof in the Year 2017 Pursuant to the Corporate
      Governance Communique of the Capital Markets Board  Management     For          Did Not Vote
14  Wishes and Opinions                                   Management     For          Did Not Vote


KRANESHARES FTSE EMERGING MARKETS PLUS ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
TURKCELL ILETISIM HIZMETLERI A.S., ISTANBUL
 SECURITY ID: M8903B102
 Meeting Date: 29-Mar-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
 1  Opening and Election of the Presidency Board          Management     For          Did Not Vote
 2  Authorizing the Presidency Board to Sign the
      Minutes of the Meeting                              Management     For          Did Not Vote
 3  Reading the Annual Report of the Board of Directors
      Relating to Fiscal Year 2017                        Management     For          Did Not Vote
 4  Reading the Summary of the Independent Audit Firms
      Report Relating to Fiscal Year 2017                 Management     For          Did Not Vote
 5  Reading, Discussion and Approval of the Turkish
      Commercial Code and Capital Markets Board Balance
      Sheets and Profits/loss Statements Relating to
      Fiscal Year 2017                                    Management     For          Did Not Vote
 6  Release of the Board Members Individually from the
      Activities and Operations of the Company Pertaining
      to the Year 2017                                    Management     For          Did Not Vote
 7  Informing the General Assembly on the Donation and
      Contributions Made in the Fiscal Year 2017
      Discussion of and Decision on Board of Directors
      Proposal Concerning Determination of Donation Limit
      to be Made in 2018, Starting from the Fiscal Year
      2018                                                Management     For          Did Not Vote
 8  Subject to the Approval of the Ministry of Customs
      and Trade and Capital Markets Board Discussion of
      and Decision on the Amendment of Articles 3, 4, 6,
      7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19,
      21, 24, 25 and 26 of the Articles of Association of
      the Company                                         Management     For          Did Not Vote
 9  Election of New Board Members in Accordance with
      Related Legislation and Determination of the Newly
      Elected Board Members Term of Office If There Will
      be Any New Election                                 Management     For          Did Not Vote
 10 Determination of the Remuneration of the Board
      Members                                             Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 11 Discussion of and Approval of the Election of the
      Independent Audit Firm Appointed by the Board of
      Directors Pursuant to Turkish Commercial Code and
      the Capital Markets Legislation for Auditing of the
      Accounts and Financials of the Year 2018            Management     For          Did Not Vote
 12 Decision Permitting the Board Members To, Directly
      Or on Behalf of Others, be Active in Areas Falling
      Within Or Outside the Scope of the Company's
      Operations and to Participate in Companies
      Operating in the Same Business and to Perform Other
      Acts in Compliance with Articles 395 and 396 of the
      Turkish Commercial Code                             Management     For          Did Not Vote
 13 Discussion of and Decision on the Distribution of
      Dividend for the Fiscal Year 2017 and Determination
      of the Dividend Distribution Date                   Management     For          Did Not Vote
 14 Informing the Shareholders Regarding the
      Guarantees, Pledges and Mortgages Provided by the
      Company to Third Parties Or the Derived Income
      Thereof, in Accordance with the Capital Markets
      Board Regulations                                   Management     For          Did Not Vote
 15 Closing                                               Management     For          Did Not Vote
TURKIYE GARANTI BANKASI A.S., ISTANBUL
 SECURITY ID: M4752S106
 Meeting Date: 29-Mar-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                     Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                          Management     Non-Voting   Non-Voting
 1  Opening, Formation and Authorization of the Board
      of Presidency for Signing the Minutes of the
      Ordinary General Meeting of Shareholders            Management     For          Did Not Vote
 2  Reading and Discussion of the Board of Directors
      Annual Activity Report                              Management     For          Did Not Vote
 3  Reading and Discussion of the Independent Auditor's
      Reports                                             Management     For          Did Not Vote
 4  Reading, Discussion and Ratification of the
      Financial Statements                                Management     For          Did Not Vote
 5  Submission for Approval of the Revised Dividend
      Policy in Accordance with the Corporate Governance




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Principles Promulgated by the Capital Markets Board
      of Turkey                                           Management     For          Did Not Vote
 6  Determination of Profit Usage and the Amount of
      Profit to be Distributed According to the Board of
      Directors Proposal                                  Management     For          Did Not Vote
 7  Submission for Approval of the Appointments of the
      Board Members for the Remaining Term of Office of
      the Board Membership Position Vacated During the
      Year                                                Management     For          Did Not Vote
 8  Release of the Board Members                          Management     For          Did Not Vote
 9  Determination of the Number of the Board Members,
      Election of the Board Members Including the
      Independent Member Whose Terms of Office Have
      Expired and Informing the Shareholders Regarding
      the External Duties Conducted by the Board Members
      and the Grounds Thereof in Accordance with the
      Corporate Governance Principle No. 4.4.7
      Promulgated by the Capital Markets Board of Turkey  Management     For          Did Not Vote
 10 Election of the Independent Auditor in Accordance
      with Article 399 of Turkish Commercial Code         Management     For          Did Not Vote
 11 Informing the Shareholders About Remuneration
      Principles of the Board Members and Directors
      Having the Administrative Responsibility in
      Accordance with the Corporate Governance Principle
      No. 4.6.2 Promulgated by the Capital Markets Board
      of Turkey, and Informing the Shareholders Regarding
      the Revised Compensation Policy                     Management     For          Did Not Vote
 12 Determination of the Remuneration of the Board
      Members                                             Management     For          Did Not Vote
 13 Informing the Shareholders with Regard to
      Charitable Donations Realized in 2017, and
      Determination of an Upper Limit for the Charitable
      Donations to be Made in 2018 in Accordance with the
      Banking Legislation and Capital Markets Board
      Regulations                                         Management     For          Did Not Vote
 14 Authorization of the Board Members to Conduct
      Business with the Bank in Accordance with Articles
      395 and 396 of the Turkish Commercial Code, Without
      Prejudice to the Provisions of the Banking Law      Management     For          Did Not Vote
 15 Informing the Shareholders Regarding Significant
      Transactions Executed in 2017 Which May Cause
      Conflict of Interest in Accordance with the
      Corporate Governance Principle No. 1.3.6
      Promulgated by Capital Markets Board of Turkey      Management     For          Did Not Vote
ULTRAPAR PARTICIPACOES SA, SAO PAULO
 SECURITY ID: P94396127
 Meeting Date: 11-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   The Examination and Approval of the Management
       Report and Accounts and Financial Statements for
       the Fiscal Year Ended on December 31, 2017
       Including the Report from the Independent Auditors
       and the Opinion from the Fiscal Council             Management     For          Did Not Vote
 2   Allocation of Net Earnings for the Fiscal Year
       Ended on December 31, 2017, According to the
       Management Proposal                                 Management     For          Did Not Vote
 3   To Set the Global Remuneration of the Company
       Directors, According to the Management Proposal     Management     For          Did Not Vote
 4.1 Appointment of Candidates to the Fiscal Council,
       the Shareholder May Appoint As Many Candidates As
       the Number of Vacancies to be Filled at the General
       Election. Flavio Cesar Maia Luz and Marcio Augustus
       Ribeiro                                             Management     For          Did Not Vote
 4.2 Appointment of Candidates to the Fiscal Council,
       the Shareholder May Appoint As Many Candidates As
       the Number of Vacancies to be Filled at the General
       Election. Geraldo Tpffanello and Pedro Ozires
       Predeus                                             Management     For          Did Not Vote
 4.3 Appointment of Candidates to the Fiscal Council,
       the Shareholder May Appoint As Many Candidates As
       the Number of Vacancies to be Filled at the General
       Election. William Bezerra Cavalcanti Filho and
       Paulo Cesar Pascotini                               Management     For          Did Not Vote
 5   Approval of Fiscal Council Compensation, According
       to the Management Proposal                          Management     For          Did Not Vote
     Please Note That Votes 'in Favor' and 'against' in
       the Same Agenda Item are Not Allowed. Only Votes in
       Favor And/or Abstain Or Against And/ Or Abstain are
       Allowed. Thank You                                  Management     Non-Voting   Non-Voting
UNIVERSAL ROBINA CORPORATION
 SECURITY ID: Y9297P100
 Meeting Date: 30-May-18
 1   Proof of Notice of the Meeting and Existence of A
       Quorum                                              Management     For          Did Not Vote
 2   Reading and Approval of the Minutes of the Annual
       Meeting of the Stockholders Held on June 28, 2017   Management     For          Did Not Vote
 3   Presentation of Annual Report and Approval of the
       Financial Statements for the Preceding Year         Management     For          Did Not Vote
 4.1 Election of Director: John L. Gokongwei, Jr           Management     For          Did Not Vote
 4.2 Election of Director: James L. Go                     Management     For          Did Not Vote
 4.3 Election of Director: Lance Y. Gokongwei              Management     For          Did Not Vote
 4.4 Election of Director: Patrick Henry C. Go             Management     For          Did Not Vote
 4.5 Election of Director: Johnson Robert G. Go, Jr        Management     For          Did Not Vote
 4.6 Election of Director: Robert G. Coyiuto, Jr           Management     For          Did Not Vote
 4.7 Election of Director: Irwin C. Lee                    Management     For          Did Not Vote




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.8 Election of Director: Wilfrido E. Sanchez
       (independent Director)                              Management     For          Did Not Vote
 4.9 Election of Director: Cesar V. Purisima
       (independent Director)                              Management     For          Did Not Vote
 5   Appointment of Sycip Gorres Velayo & Co. As
       External Auditor                                    Management     For          Did Not Vote
 6   Ratification of the Acts of the Board of Directors
       and Its Committees, Officers and Management         Management     For          Did Not Vote
 7   Consideration of Such Other Matters As May Properly
       Come During the Meeting                             Management     Abstain      Did Not Vote
 8   Adjournment                                           Management     For          Did Not Vote
     Please Note That This is an Amendment to Meeting Id
       914614 Due to Receipt of Director and Auditor
       Names. All Votes Received on the Previous Meeting
       Will be Disregarded and You Will Need to Reinstruct
       on This Meeting Notice. Thank You.                  Management     Non-Voting   Non-Voting
VALE SA, RIO DE JANEIRO
 SECURITY ID: P9661Q155
 Meeting Date: 13-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
       the Same Agenda Item are Not Allowed. Only Votes in
       Favor And/or Abstain Or Against And/ Or Abstain are
       Allowed. Thank You                                  Management     Non-Voting   Non-Voting
     Please Note That This is an Amendment to Meeting Id
       891545 Due to Change in Text of Resolution 1. All
       Votes Received on the Previous Meeting Will be
       Disregarded and You Will Need to Reinstruct on This
       Meeting Notice. Thank You                           Management     Non-Voting   Non-Voting
 1   Amendment to Vale S Bylaws and Its Restatement        Management     For          Did Not Vote
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   Evaluation of the Managements Report and Analysis,
       Discussion and Vote on the Financial Statements for
       the Fiscal Year Ended December 31, 2017             Management     For          Did Not Vote
 2   Proposal for the Allocation of Profits for the Year
       2017, and the Consequent Approval of Vale's Capital
       Budget, for the Purposes of Article 196 of Law
       6,404 of 1976. Managements Proposal. Brl
       881,360,044.45 for the Account Legal Reserve. Brl




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      692,831,841.06 for the Account Tax Incentives
      Reserve. Brl 8,026,504,501.75 for the Account
      Investments Reserve, Based on Article 37, II of the
      Bylaws. Brl 3,305,031,263.84 for the Account
      Investment Reserve Based on Article 196 of Law
      6,404 and on the Capital Budget. Ratify the Payment
      of the Gross Value of Brl 2,182,466.504.13, Brl
      0,419912462 Per Outstanding Common Share Or Special
      Class Preferred Share, As A Prepayment of the
      Allocation of Profits from the 2017 Fiscal Year to
      be Distributed on March 15, 2018. Ratify the
      Payment of the Gross Value of Brl 2,539,006,733.78,
      Brl 0.488511766 Per Outstanding Common Share And,
      Under the Provisions of Article 5, Paragraph 5, of
      the Bylaws, Brl 0.620920871 Per Special Class
      Preferred Share, to be Distributed on March 15,
      2018. Capital Budget                                Management     For          Did Not Vote
3   Ratify the Nomination of Mr. Ney Roberto Ottoni De
      Brito As Principal Member of the Board of Directors Management     For          Did Not Vote
4   Election of Members to Compose the Fiscal Council
      by Single Slate. Indication of All Names That Make
      Up the Group. . Marcelo Amaral Moraes, Effective.
      Substitute, Vacant. Marcus Vinicius Dias Severini,
      Effective. Substitute, Vacant. Eduardo Cesar Pasa,
      Effective. Sergio Mamede Rosa Do Nascimento,
      Substitute                                          Management     For          Did Not Vote
5   If One of the Candidates That Compose the Group
      Fails to Integrate It to Accommodate the Separate
      Election Dealt with by Arts. 161, Paragraph 4, and
      240 of Law No. 6,404 of 1976, the Votes
      Corresponding to Its Shares May Continue to be
      Assigned to the Chosen Group                        Management     For          Did Not Vote
6   Setting the Compensation of Management and Members
      of the Fiscal Council for the Year 2018.
      Managements Proposal. Set the Annual Overall
      Compensation of Management, Members of the Advisory
      Committees and Members of Vale's Fiscal Council for
      the Fiscal Year of 2018, in the Amount of Up to Brl
      184,572,987.07, to be Individualized by Vale's
      Board of Directors. Set the Monthly Compensation of
      Each Acting Member of the Fiscal Council, from May
      1, 2018, Until the Annual Shareholders Meeting to
      be Held in 2019, Corresponding to 10 Percent of the
      Compensation That, on Average, is Attributed
      Monthly to Each Executive Officer, Not Counting
      Benefits, Representation Funds and Profit Sharing.
      in Addition to the Compensation Set Forth Above,
      the Acting Members of the Fiscal Council Shall be
      Entitled to Reimbursement of Travel and Subsistence
      Expenses Necessary for the Performance of Their
      Duties, Provided That Alternate Members Shall Only
      be Reimbursed in the Cases in Which They Exercise
      Their Title Due to Vacancy, Impediment Or Absence
      of the Respective Principal Member                  Management     For          Did Not Vote
7   Ratify the Annual Compensation Paid to Management
      and Members of the Fiscal Council in the Year 2017.
      Managements Proposal. Ratify the Annual Overall




                         KRANESHARES FTSE EMERGING MARKETS PLUS ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Compensation of Vale's Management and Members of
       Vale's Fiscal Council for the Fiscal Year of 2017,
       in the Amount of Brl 170,848,512.08                 Management     For          Did Not Vote
     Please Note That Votes 'in Favor' and 'against' in
       the Same Agenda Item are Not Allowed. Only Votes in
       Favor And/or Abstain Or Against And/ Or Abstain are
       Allowed. Thank You                                  Management     Non-Voting   Non-Voting
WAL-MART DE MEXICO SAB DE CV, MEXICO
 SECURITY ID: P98180188
 Meeting Date: 22-Mar-18
     Please Note That This is an Amendment to Meeting Id
       883028 Due to Splitting of Resolution I . All Votes
       Received on the Previous Meeting Will be
       Disregarded If Vote Deadline Extensions are
       Granted. Therefore Please Reinstruct on This
       Meeting Notice on the New Job. If However Vote
       Deadline Extensions are Not Granted in the Market,
       This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
 I.A Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report from the Board
       of Directors                                        Management     For          Did Not Vote
 I.B Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report from the
       General Director                                    Management     For          Did Not Vote
 I.C Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report from the Audit
       and Corporate Practices Committees                  Management     For          Did Not Vote
 I.D Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report in Regard to
       the Fulfillment of Tax Obligations                  Management     For          Did Not Vote
 I.E Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report in Regard to
       the Stock Option Plan for Personnel                 Management     For          Did Not Vote
 I.F Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report in Regard to
       the Situation of the Share Buyback Fund and of the
       Shares That Were Bought Back During 2017            Management     For          Did Not Vote
 I.G Presentation, Discussion And, If Deemed
       Appropriate, Approval of the Report from the
       Walmart Mexico Foundation                           Management     For          Did Not Vote
 II  Discussion And, If Deemed Appropriate, Approval of
       the Audited Consolidated Financial Statements to
       December 31, 2017                                   Management     For          Did Not Vote
 III Discussion And, If Deemed Appropriate, Approval of
       the Plan for the Allocation of Results from the
       Period That Ended on December 31, 2017, Which
       Includes the Payment of A Dividend of Mxn 1.65 Per
       Share, to be Paid in Various Installments           Management     For          Did Not Vote




                        KRANESHARES FTSE EMERGING MARKETS PLUS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
IV  Resolutions Regarding the Stock Option Plan of the
      Company for Employees of Its Subsidiaries and of
      Its Related Companies                               Management     For          Did Not Vote
V   Appointment Or Ratification of the Members of the
      Board of Directors, of the Chairpersons of the
      Audit and Corporate Practices Committees and of
      Compensation That They are to Receive During the
      Current Fiscal Year                                 Management     For          Did Not Vote
VI  Discussion And, If Deemed Appropriate, Approval of
      the Resolutions That are Contained in the Minutes
      of the General Meeting Held and the Designation of
      Special Delegates to Carry Out the Resolutions That
      are Passed                                          Management     For          Did Not Vote
    16 Mar 2018: Please Note That the Meeting Type Was
      Changed from Ogm to Agm. If You Have Already Sent
      in Your Votes, Please Do Not Vote Again Unless You
      Decide to Amend Your Original Instructions. Thank
      You.                                                Management     Non-Voting   Non-Voting


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
AGILITY PUBLIC WAREHOUSING COMPANY, SAFAT
 SECURITY ID: M8788D108
 Meeting Date: 11-Apr-18
 1  Authorize Capitalization of Reserves for Bonus
      Issue Representing 15 Percent of Share Capital       Management     For          Did Not Vote
 2  Amend Article 6 of Memorandum of Association and
      Article 5 of Bylaws to Reflect Changes in Capital    Management     For          Did Not Vote
 3  Authorize Board to Dispose of Fraction Shares for
      Fy 2017                                              Management     For          Did Not Vote
 1  Approve Board Report on Company Operations for Fy
      2017                                                 Management     For          Did Not Vote
 2  Approve Corporate Governance Report and Audit
      Committee Report for Fy 2017                         Management     For          Did Not Vote
 3  Approve Auditors' Report on Company Financial
      Statements for Fy 2017                               Management     For          Did Not Vote
 4  Accept Financial Statements and Statutory Reports
      for Fy 2017                                          Management     For          Did Not Vote
 5  Approve Special Report on Violations and Penalties
      for Fy 2017                                          Management     For          Did Not Vote
 6  Approve Dividends of Kwd 0.015 Per Share for Fy 2017   Management     For          Did Not Vote
 7  Approve Stock Dividend Program Re: 15:100              Management     For          Did Not Vote
 8  Approve Related Party Transactions                     Management     For          Did Not Vote
 9  Approve Listing of Shares on A Secondary Exchange
      Up to 40 Percent of Company Share Capital            Management     For          Did Not Vote
 10 Approve Remuneration of Directors of Kwd 140,000
      for Fy 2017                                          Management     For          Did Not Vote
 11 Approve Related Party Transactions for Fy 2017 and
      Fy 2018                                              Management     For          Did Not Vote
 12 Authorize Share Repurchase Program of Up to 10
      Percent of Issued Share Capital                      Management     For          Did Not Vote
 13 Authorize Issuance of Bonds and Authorize Board to
      Set Terms of Issuance                                Management     For          Did Not Vote
 14 Approve Discharge of Directors for Fy 2017             Management     For          Did Not Vote
 15 Ratify Auditors and Fix Their Remuneration for Fy
      2018                                                 Management     For          Did Not Vote
ANGLO AMERICAN PLATINUM LIMITED
 SECURITY ID: S9122P108
 Meeting Date: 12-Apr-18
 1O.11 Re-election of Director: to Re-elect Mr Ci Griffith
      As A Director of the Company                         Management     For          Did Not Vote
 2O.12 Re-election of Director: to Re-elect Mr Rmw Dunne
      As A Director of the Company                         Management     For          Did Not Vote
 3O.13 Re-election of Director: to Re-elect Mr J Vice As A
      Director of the Company                              Management     For          Did Not Vote
 4O.14 Re-election of Director: to Re-elect Mr P Mageza As
      A Director of the Company                            Management     For          Did Not Vote




                         KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5O.15 Re-election of Director: to Re-elect Mr V Moosa As
         A Director of the Company                            Management     For          Did Not Vote
 6O.2 Election of Director Appointed During the Year: to
         Elect Mr S Pearce As A Director of the Company       Management     For          Did Not Vote
 7O.31 Appointment of Member of Audit and Risk Committee:
         Election of Mr Rmw Dunne As A Member of the
         Committee                                            Management     For          Did Not Vote
 8O.32 Appointment of Member of Audit and Risk Committee:
         Election of Mr Np Mageza As A Member of the
         Committee                                            Management     For          Did Not Vote
 9O.33 Appointment of Member of Audit and Risk Committee:
         Election of Mr J Vice As A Member of the Committee   Management     For          Did Not Vote
 10O34 Appointment of Member of Audit and Risk Committee:
         Election of Ms D Naidoo As A Member of the Committee Management     For          Did Not Vote
 11O4Reappointment of Auditors: Deloitte and Touche As
         Auditors of the Company with G Berry As the
         Individual Designated Auditor                        Management     For          Did Not Vote
 12O5General Authority to Allot and Issue Authorised But
         Unissued Shares                                      Management     For          Did Not Vote
 13O.6 Authority to Implement Resolutions                     Management     For          Did Not Vote
 14O71 Non-binding Advisory Vote: Endorsement of the
         Remuneration Policy                                  Management     For          Did Not Vote
 15O72 Non-binding Advisory Vote: Endorsement of the
         Remuneration Implementation Report                   Management     For          Did Not Vote
 16S.1  Non-executive Directors Fees                          Management     For          Did Not Vote
 17S.2  Authority to Provide Financial Assistance             Management     For          Did Not Vote
 18S.3  General Authority to Repurchase Company Securities    Management     For          Did Not Vote
       14 Mar 2018: Please Note That This is A Revision
         Due to Modification of the Text in Resolution 18s.3
         and Receipt of Auditor Name. If You Have Already
         Sent in Your Votes, Please Do Not Vote Again Unless
         You Decide to Amend Your Original Instructions.
         Thank You.                                           Management     Non-Voting   Non-Voting
DMCI HOLDINGS, INC.
 SECURITY ID: Y2088F100
 Meeting Date: 15-May-18
       Please Note That This is an Amendment to Meeting Id
         890895 Due to Receipt of Updated Agenda. All Votes
         Received on the Previous Meeting Will be
         Disregarded and You Will Need to Reinstruct on This
         Meeting Notice. Thank You                            Management     Non-Voting   Non-Voting
 1     Call to Order                                          Management     For          Did Not Vote
 2     Report on Attendance and Quorum                        Management     For          Did Not Vote
 3     Approval of Minutes of Previous Stockholders Meeting   Management     For          Did Not Vote
 4     Management Report for the Year Ended December 31,
         2017                                                 Management     For          Did Not Vote
 5     Ratification of All Acts of the Board of Directors
         and Officers During the Preceding Year               Management     For          Did Not Vote
 6     Appointment of Independent Auditor                     Management     For          Did Not Vote
 7     Election of Director: Isidro A. Consunji               Management     For          Did Not Vote




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8  Election of Director: Cesar A. Buenaventura            Management     For          Did Not Vote
 9  Election of Director: Jorge A. Consunji                Management     For          Did Not Vote
 10 Election of Director: Victor A. Consunji               Management     For          Did Not Vote
 11 Election of Director: Herbert M. Consunji              Management     For          Did Not Vote
 12 Election of Director: Ma. Edwina C. Laperal            Management     For          Did Not Vote
 13 Election of Director: Luz Consuelo A. Consunji         Management     For          Did Not Vote
 14 Election of Director: Honorio O. Reyes-lao
      (independent Director)                               Management     For          Did Not Vote
 15 Election of Director: Antonio Jose U. Periquet
      (independent Director)                               Management     For          Did Not Vote
 16 Other Matters                                          Management     Abstain      Did Not Vote
 17 Adjournment                                            Management     For          Did Not Vote
ELBIT SYSTEMS LTD, HAIFA
 SECURITY ID: M3760D101
 Meeting Date: 11-Apr-18
    As A Condition of Voting, Israeli Market
      Regulations Require That You Disclose Whether You
      Have A) A Personal Interest in This Company B) are
      A Controlling Shareholder in This Company C) are A
      Senior Officer of This Company D) That You are an
      Institutional Client, Joint Investment Fund Manager
      Or Trust Fund. by Voting Through the Proxy Edge
      Platform You are Confirming the Answer for A, B and
      C to be No and the Answer for D to be Yes. Should
      This Not be the Case Please Contact Your Client
      Service Representative So That We May Lodge Your
      Vote Instructions Accordingly                        Management     Non-Voting   Non-Voting
 1  Approve Compensation Policy for the Directors and
      Officers of the Company                              Management     For          Did Not Vote
 2  Approve Ceo Grant of Options                           Management     For          Did Not Vote
 3  Approve Ceo Grant of Pocell Tech Ltd. Options          Management     For          Did Not Vote
HUANENG POWER INTERNATIONAL, INC.
 SECURITY ID: Y3744A105
 Meeting Date: 30-Jan-18
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking on the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/sehk/2017
      /1214/ltn20171214524.pdf and
      Http://www.hkexnews.hk/listedco/listconews/sehk/2017
      /1214/ltn20171214571.pdf                             Management     Non-Voting   Non-Voting
    Please Note in the Hong Kong Market That A Vote of
      'abstain' Will be Treated the Same As A 'take No
      Action' Vote                                         Management     Non-Voting   Non-Voting
 1  To Consider and Approve the Proposal Regarding the
      Continuing Connected Transactions for 2018 Between
      the Company and Huaneng Group                        Management     For          Did Not Vote




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2  To Consider and Approve the Proposal Regarding the
      Acceptance of the Guaranteed Loans for Working
      Capital Relating to Sahiwal Project in Pakistan by
      Shandong Company                                    Management     For          Did Not Vote
HUTCHISON PORT HOLDINGS TRUST, SINGAPORE
 SECURITY ID: Y3780D104
 Meeting Date: 13-Apr-18
    Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' for All Resolutions,
      Abstain is Not A Voting Option on This Meeting      Management     Non-Voting   Non-Voting
 1  Adoption of the Report of the Trustee-manager,
      Statement by the Trustee-manager and the Audited
      Financial Statements of Hph Trust for the Year
      Ended 31 December 2017 Together with the Auditor's
      Report Thereon                                      Management     For          Did Not Vote
 2  Re-appointment of PricewaterhouseCoopers LLP As the
      Auditor of Hph Trust                                Management     For          Did Not Vote
 3  Authority to Issue New Units in Hph Trust             Management     For          Did Not Vote
INTERNATIONAL CONTAINERTERMINAL SERVICES INC ICTS
 SECURITY ID: Y41157101
 Meeting Date: 19-Apr-18
 1  Call to Order. the Call is Done to Officially Open
      the Meeting                                         Management     For          Did Not Vote
 2  Determination of Existence of Quorum. the Presence
      of Shareholders Holding at Least Majority of the
      Outstanding Shares is Required for the Existence of
      A Quorum                                            Management     For          Did Not Vote
 3  Approval of the Minutes of the Annual Stockholders
      Meeting Held on 20 April 2017. Said Minutes Record
      the Proceedings at the Last Stockholders Meeting
      Prior to This Meeting                               Management     For          Did Not Vote
 4  Chairman's Report. the Chairman's Report Will
      Present A Summary of Business Operation of the
      Corporation and Its Subsidiaries During Preceding
      Fiscal Year                                         Management     For          Did Not Vote
 5  Approval of the Chairman's Report and the 2017
      Audited Financial Statements. Having Heard the
      Report, the Shareholders are Asked to Approve the
      Chairman's Report and the Audited Financial
      Statements                                          Management     For          Did Not Vote
 6  Approval/ratification of Acts, Contracts,
      Investments and Resolutions of the Board of
      Directors and Management Since the Last Annual
      Stockholders Meeting. Said Acts, Contracts,
      Investments and Resolutions are Summarized in Item
      15 of the Information Statement (sec Form 20-is) to




                       KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       be Furnished to the Shareholders and Approval
       Thereof by the Stockholders is Sought               Management     For          Did Not Vote
 7   Election of Director: Enrique K. Razon, Jr            Management     For          Did Not Vote
 8   Election of Director: Jon Ramon M. Aboitiz            Management     For          Did Not Vote
 9   Election of Director: Octavio Victor R. Espiritu
       (independent Director)                              Management     For          Did Not Vote
 10  Election of Director: Joseph R. Higdon (independent
       Director)                                           Management     For          Did Not Vote
 11  Election of Director: Jose C. Ibazeta                 Management     For          Did Not Vote
 12  Election of Director: Stephen A. Paradies             Management     For          Did Not Vote
 13  Election of Director: Andres Soriano III              Management     For          Did Not Vote
 14  Appointment of External Auditors. the Appointment
       of the External Auditor Named in Item 7 of the
       Information Statement is Being Sought               Management     For          Did Not Vote
 15  Other Matters. Any Other Matter Which May be
       Brought to the Attention of the Stockholders May be
       Taken Up                                            Management     Abstain      Did Not Vote
 16  Adjournment                                           Management     For          Did Not Vote
     Please Note That This is an Amendment to Meeting Id
       883077 Due to Change in Sequence of Director Names
       for Resolutions 8 to 13. All Votes Received on the
       Previous Meeting Will be Disregarded and You Will
       Need to Reinstruct on This Meeting Notice. Thank
       You.                                                Management     Non-Voting   Non-Voting
IRPC PUBLIC COMPANY LIMITED
 SECURITY ID: Y4177E119
 Meeting Date: 04-Apr-18
 1   Statement of the Chairman                             Management     For          Did Not Vote
 2   Acknowledge the Company's 2017 Operating Results
       and Approve the Company's 2017 Financial Statements Management     For          Did Not Vote
 3   Approve the Dividend Payment of the Company's 2017
       Operating Results                                   Management     For          Did Not Vote
 4   Appoint an Auditor and Determine the Auditor Fees
       for the Year 2018: Deloitte Touche Tohmatsu Jaiyos
       Audit Company Limited                               Management     For          Did Not Vote
 5   Approve Irpc's 5 Year External Fund Raising Plan
       (for 2018-2022)                                     Management     For          Did Not Vote
 6   Approve the Amendment of Irpc's Articles of
       Association                                         Management     For          Did Not Vote
 7   Approve the Board of Directors' Remunerations for
       the Year 2018.                                      Management     For          Did Not Vote
 8.1 Elect the Director in Replacement of Those Who is
       Retiring by Rotation: Mr.tevin Vongvanich           Management     For          Did Not Vote
 8.2 Elect the Director in Replacement of Those Who is
       Retiring by Rotation: Mr.nuttachat Charuchinda      Management     For          Did Not Vote
 8.3 Elect the Director in Replacement of Those Who is
       Retiring by Rotation: Mr.chansin Treenuchagron      Management     For          Did Not Vote
 8.4 Elect the Director in Replacement of Those Who is
       Retiring by Rotation: General Sasin Thongpakdee     Management     For          Did Not Vote




                       KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8.5 Elect the Director in Replacement of Those Who is
       Retiring by Rotation: General Theppong Tippayachan  Management     For          Did Not Vote
 8.6 Elect the Director in Replacement of Those Who is
       Retiring by Rotation: Mr.sukrit Surabotsopon        Management     For          Did Not Vote
 9   Any Other Business (if Any)                           Management     Abstain      Did Not Vote
     In the Situation Where the Chairman of the Meeting
       Suddenly Change the Agenda And/or Add New Agenda
       During the Meeting, We Will Vote That Agenda As
       Abstain.                                            Management     Non-Voting   Non-Voting
     19 Mar 2018: Please Note That This is A Revision
       Due to Receipt of Auditor Name in Resolution 4. If
       You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You Decide to Amend Your Original
       Instructions. Thank You                             Management     Non-Voting   Non-Voting
ISRAEL CHEMICALS LTD, TEL AVIV-JAFFA
 SECURITY ID: M5920A109
 Meeting Date: 22-Feb-18
     As A Condition of Voting, Israeli Market
       Regulations Require That You Disclose Whether You
       Have A) A Personal Interest in This Company B) are
       A Controlling Shareholder in This Company C) are A
       Senior Officer of This Company D) That You are an
       Institutional Client, Joint Investment Fund Manager
       Or Trust Fund. by Voting Through the Proxy Edge
       Platform You are Confirming the Answer for A, B and
       C to be No and the Answer for D to be Yes. Should
       This Not be the Case Please Contact Your Client
       Service Representative So That We May Lodge Your
       Vote Instructions Accordingly                       Management     Non-Voting   Non-Voting
 1   Approval of the Agreement with Energean Israel
       Limited for the Purchase of Natural Gas by the
       Company                                             Management     For          Did Not Vote
 2   Approval of the Renewal of the Management Services
       Agreement with Israel Corporation Ltd               Management     For          Did Not Vote
 Meeting Date: 24-Apr-18
     As A Condition of Voting, Israeli Market
       Regulations Require That You Disclose Whether You
       Have A) A Personal Interest in This Company B) are
       A Controlling Shareholder in This Company C) are A
       Senior Officer of This Company D) That You are an
       Institutional Client, Joint Investment Fund Manager
       Or Trust Fund. by Voting Through the Proxy Edge
       Platform You are Confirming the Answer for A, B and
       C to be No and the Answer for D to be Yes. Should
       This Not be the Case Please Contact Your Client
       Service Representative So That We May Lodge Your
       Vote Instructions Accordingly                       Management     Non-Voting   Non-Voting
 1   Approval of the Compensation Terms of New Ceo, Mr.
       Zoller                                              Management     For          Did Not Vote




                        KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2    Approval of the Annual Equity Grant for 2018 for
        New Ceo, Mr. Zoller                                 Management     For          Did Not Vote
 3    Approval of A Special Bonus to Board Executive
        Chairman, Mr. Jonathan Locker                       Management     For          Did Not Vote
 4    Approval of the Renewed Management Services
        Agreement with Israel Corporation Ltd               Management     For          Did Not Vote
JG SUMMIT HOLDINGS, INC.
 SECURITY ID: Y44425117
 Meeting Date: 28-May-18
      Please Note That This is an Amendment to Meeting Id
        900640 Due to Received Director Names. All Votes
        Received on the Previous Meeting Will be
        Disregarded and You Will Need to Reinstruct on This
        Meeting Notice. Thank You                           Management     Non-Voting   Non-Voting
 1    Proof of Notice of the Meeting and Existence of A
        Quorum                                              Management     For          Did Not Vote
 2    Reading and Approval of the Minutes of the Annual
        Meeting of the Stockholders Held on June 27, 2017   Management     For          Did Not Vote
 3    Presentation of Annual Report and Approval of the
        Financial Statements for the Preceding Year         Management     For          Did Not Vote
 4.1  Election of Board of Director: John L. Gokongwei, Jr  Management     For          Did Not Vote
 4.2  Election of Board of Director: James L. Go            Management     For          Did Not Vote
 4.3  Election of Board of Director: Lance Y. Gokongwei     Management     For          Did Not Vote
 4.4  Election of Board of Director: Lily G. Ngochua        Management     For          Did Not Vote
 4.5  Election of Board of Director: Patrick Henry C. Go    Management     For          Did Not Vote
 4.6  Election of Board of Director: Johnson Robert G.
        Go, Jr                                              Management     For          Did Not Vote
 4.7  Election of Board of Director: Robina Gokongwei-pe    Management     For          Did Not Vote
 4.8  Election of Board of Director: Cirilo P. Noel         Management     For          Did Not Vote
 4.9  Election of Independent Director: Jose T. Pardo       Management     For          Did Not Vote
 4.10 Election of Independent Director: Renato T. De
        Guzman                                              Management     For          Did Not Vote
 4.11 Election of Independent Director: Antonio L. Go       Management     For          Did Not Vote
 5    Appointment of External Auditor: Sycip Gorres
        Velayo and Co                                       Management     For          Did Not Vote
 6    Ratification of the Acts of the Board of Directors
        and Its Committees, Officers and Management         Management     For          Did Not Vote
 7    Consideration of Such Other Matters As May Properly
        Come During the Meeting                             Management     Abstain      Did Not Vote
 8    Adjournment                                           Management     For          Did Not Vote
KAZMUNAIGAS EXPLORATION PRODUCTION JSC, ASTANA
 SECURITY ID: 48666V204
 Meeting Date: 22-May-18
 1    Approval of Annual Consolidated Financial
        Statements for 2017                                 Management     For          Did Not Vote




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
PROPOSAL                                           PROPOSED BY       MGT. POSITION REGISTRANT VOTED
2   Articulation of the Manner in Which Net Income of
      the Company for the Last Tax Year Should be
      Distributed and the Size of A Dividend Per One (1)
      Common and One (1) Preferred Share of the Company Management      For          Did Not Vote
3   Approval of Annual Report of the Company and Annual
      Report on Performance of the Board of Directors and
      the Management Board                         Management           For          Did Not Vote
4   Update on Complaints of Shareholders About Actions
      of the Company Or Any of Its Officers, and Results
      Review of Such Complaints in 2017            Management           For          Did Not Vote
5   Report on Terms and Quantum of Fees Payable to
      Directors and Members of the Management Board in
      2017                                         Management           For          Did Not Vote
6   Determination of the Number of Members of the
      Company's Board of Directors                 Management           For          Did Not Vote
7   Setting of the Term of Office of Members of the
      Company's Board of Directors                 Management           For          Did Not Vote
    Please Note Cumulative Voting Applies to This
      Resolution Regarding the Election of Directors. Out
      of the 8 Directors Presented for Election, A
      Maximum of 8 Directors are to be Elected. the Local
      Agent in the Market Will Apply Cumulative Voting
      Evenly Among Only Directors for Whom You Vote
      "for". Cumulative Votes Cannot be Applied Unevenly
      Among Directors Via Proxyedge. However If You Wish
      to Do So, Please Contact Your Client Service
      Representative. Standing Instructions Have Been
      Removed for This Meeting. If You Have Further
      Questions Please Contact Your Client Service
      Representative                               Management           Non-Voting   Non-Voting
8.1 Election of Member to the Company's Board of
      Directors: Kurmangazy Iskaziyev - Chief Executive
      Officer (chair of the Management Board of
      Kazmunaigas Exploration Production)- Recommended by
      Kmg Ep Board of Directors and Joint Stock Company
      "national Company Kazmunaigas" (hereinafter
      Referred to As "nc Kmg")                     Management           For          Did Not Vote
8.2 Election of Member to the Company's Board of
      Directors: Oleg Karpushin - Representative from Nc
      Kmg, Executive Vice-president for Production,
      Exploration and Oil Field Services at Nc Kmg -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management    For          Did Not Vote
8.3 Election of Member to the Company's Board of
      Directors: Dauren Karabayev - Representative from
      Nc Kmg, Executive Vice President - Financial
      Director at Nc Kmg - Recommended by Kmg Ep Board of
      Directors and Nc Kmg                         Management           For          Did Not Vote
8.4 Election of Member to the Company's Board of
      Directors: Ardak Mukushov, A Representative from Nc
      Kmg, Legal Support Vice-president at Nc Kmg -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management    For          Did Not Vote
8.5 Election of Member to the Company's Board of
      Directors: Assiya Syrgabekova - A Representative
      from Nc Kmg, Vice President of Strategy at Nc Kmg -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management    For          Did Not Vote




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
PROPOSAL                                           PROPOSED BY       MGT. POSITION REGISTRANT VOTED
8.6 Election of Member to the Company's Board of
      Directors: Baltabek Kuandykov - Independent
      Director - Recommended by Kmg Ep Board of Directors
      and Nc Kmg                                   Management           For          Did Not Vote
8.7 Election of Member to the Company's Board of
      Directors: Zhannat Yertlesova - Independent
      Director - Recommended by Kmg Ep Board of Directors
      and Nc Kmg                                   Management           For          Did Not Vote
8.8 Election of Member to the Company's Board of
      Directors: Geroy Zholtayev - Independent Director -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management    For          Did Not Vote
9   Terms and Quantum of Fees Payable to Directors and
      Reimbursement of the Directors for Any Costs They
      May Incur While Discharging Their Duties     Management           For          Did Not Vote
    09 May 2018: Please Note in the Event the Meeting
      Does Not Reach Quorum, There Will be A Second Call
      on 23 May 2018. Consequently, Your Voting
      Instructions Will Remain Valid for All Calls Unless
      the Agenda is Amended. Thank You             Management           Non-Voting   Non-Voting
    09 May 2018: Please Note That This is A Revision
      Due to Addition of Comment. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You                                    Management           Non-Voting   Non-Voting
1   Approval of Annual Consolidated Financial
      Statements for 2017                          Management           For          Did Not Vote
2   Articulation of the Manner in Which Net Income of
      the Company for the Last Tax Year Should be
      Distributed and the Size of A Dividend Per One (1)
      Common and One (1) Preferred Share of the Company Management      For          Did Not Vote
3   Approval of Annual Report of the Company and Annual
      Report on Performance of the Board of Directors and
      the Management Board                         Management           For          Did Not Vote
4   Update on Complaints of Shareholders About Actions
      of the Company Or Any of Its Officers, and Results
      Review of Such Complaints in 2017            Management           For          Did Not Vote
5   Report on Terms and Quantum of Fees Payable to
      Directors and Members of the Management Board in
      2017                                         Management           For          Did Not Vote
6   Determination of the Number of Members of the
      Company's Board of Directors                 Management           For          Did Not Vote
7   Setting of the Term of Office of Members of the
      Company's Board of Directors                 Management           For          Did Not Vote
    Please Note Cumulative Voting Applies to This
      Resolution Regarding the Election of Directors. Out
      of the 8 Directors Presented for Election, A
      Maximum of 8 Directors are to be Elected. the Local
      Agent in the Market Will Apply Cumulative Voting
      Evenly Among Only Directors for Whom You Vote
      "for". Cumulative Votes Cannot be Applied Unevenly
      Among Directors Via Proxyedge. However If You Wish
      to Do So, Please Contact Your Client Service
      Representative. Standing Instructions Have Been
      Removed for This Meeting. If You Have Further




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Questions Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
8.1 Election of Member to the Company's Board of
      Directors: Kurmangazy Iskaziyev - Chief Executive
      Officer (chair of the Management Board of
      Kazmunaigas Exploration Production)- Recommended by
      Kmg Ep Board of Directors and Joint Stock Company
      "national Company Kazmunaigas" (hereinafter
      Referred to As "nc Kmg")                            Management     For          Did Not Vote
8.2 Election of Member to the Company's Board of
      Directors: Oleg Karpushin - Representative from Nc
      Kmg, Executive Vice-president for Production,
      Exploration and Oil Field Services at Nc Kmg -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management     For          Did Not Vote
8.3 Election of Member to the Company's Board of
      Directors: Dauren Karabayev - Representative from
      Nc Kmg, Executive Vice President - Financial
      Director at Nc Kmg - Recommended by Kmg Ep Board of
      Directors and Nc Kmg                                Management     For          Did Not Vote
8.4 Election of Member to the Company's Board of
      Directors: Ardak Mukushov, A Representative from Nc
      Kmg, Legal Support Vice-president at Nc Kmg -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management     For          Did Not Vote
8.5 Election of Member to the Company's Board of
      Directors: Assiya Syrgabekova - A Representative
      from Nc Kmg, Vice President of Strategy at Nc Kmg -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management     For          Did Not Vote
8.6 Election of Member to the Company's Board of
      Directors: Baltabek Kuandykov - Independent
      Director - Recommended by Kmg Ep Board of Directors
      and Nc Kmg                                          Management     For          Did Not Vote
8.7 Election of Member to the Company's Board of
      Directors: Zhannat Yertlesova - Independent
      Director - Recommended by Kmg Ep Board of Directors
      and Nc Kmg                                          Management     For          Did Not Vote
8.8 Election of Member to the Company's Board of
      Directors: Geroy Zholtayev - Independent Director -
      Recommended by Kmg Ep Board of Directors and Nc Kmg Management     For          Did Not Vote
9   Terms and Quantum of Fees Payable to Directors and
      Reimbursement of the Directors for Any Costs They
      May Incur While Discharging Their Duties            Management     For          Did Not Vote
    09 May 2018: Please Note in the Event the Meeting
      Does Not Reach Quorum, There Will be A Second Call
      on 23 May 2018. Consequently, Your Voting
      Instructions Will Remain Valid for All Calls Unless
      the Agenda is Amended. Thank You                    Management     Non-Voting   Non-Voting
    09 May 2018: Please Note That This is A Revision
      Due to Addition of Comment. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again Unless
      You Decide to Amend Your Original Instructions.
      Thank You                                           Management     Non-Voting   Non-Voting


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
KEPPEL CORPORATION LTD, SINGAPORE
 SECURITY ID: Y4722Z120
 Meeting Date: 20-Apr-18
 1  To Receive and Adopt the Directors' Statement and
      Audited Financial Statements for the Year Ended 31
      December 2017                                       Management     For          Did Not Vote
 2  To Declare A Final Tax-exempt (one-tier) Dividend
      of 14.0 Cents Per Share for the Year Ended 31
      December 2017 (2016: Final Tax-exempt (one-tier)
      Dividend of 12.0 Cents Per Share)                   Management     For          Did Not Vote
 3  To Re-elect the Following Director of the Company
      ("directors"), Who Will be Retiring by Rotation
      Pursuant to Regulation 83 of the Constitution of
      the Company ("constitution") and Who, Being
      Eligible, Offers Himself for Re-election Pursuant
      to Regulation 84 of the Constitution: Dr Lee Boon
      Yang                                                Management     For          Did Not Vote
 4  To Re-elect the Following Director of the Company
      ("directors"), Who Will be Retiring by Rotation
      Pursuant to Regulation 83 of the Constitution of
      the Company ("constitution") and Who, Being
      Eligible, Offers Himself for Re-election Pursuant
      to Regulation 84 of the Constitution: Mr Tan Puay
      Chiang                                              Management     For          Did Not Vote
 5  To Re-elect the Following Director of the Company
      ("directors"), Who Will be Retiring by Rotation
      Pursuant to Regulation 83 of the Constitution of
      the Company ("constitution") and Who, Being
      Eligible, Offers Herself for Re-election Pursuant
      to Regulation 84 of the Constitution: Ms Veronica
      Eng                                                 Management     For          Did Not Vote
 6  To Approve the Sum of Sgd 2,191,000 As Directors'
      Fees for the Year Ended 31 December 2017 (2016: Sgd
      2,020,948)                                          Management     For          Did Not Vote
 7  To Re-appoint PricewaterhouseCoopers LLP As the
      Auditors of the Company, and Authorise the
      Directors to Fix Their Remuneration                 Management     For          Did Not Vote
 8  That Pursuant to Section 161 of the Companies Act,
      Chapter 50 of Singapore (the "companies Act"),
      Authority be and is Hereby Given to the Directors
      To: (1) (a) Issue Shares in the Capital of the
      Company ("shares"), Whether by Way of Rights, Bonus
      Or Otherwise, and Including Any Capitalisation of
      Any Sum for the Time Being Standing to the Credit
      of Any of the Company's Reserve Accounts Or Any Sum
      Standing to the Credit of the Profit and Loss
      Account Or Otherwise Available for Distribution;
      And/or (b) Make Or Grant Offers, Agreements Or
      Options That Might Or Would Require Shares to be
      Issued (including But Not Limited to the Creation
      and Issue of (as Well As Adjustments To) Warrants,
      Debentures Or Other Instruments Convertible Into
      Shares) (collectively "instruments"), at Any Time


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        and Upon Such Terms and Conditions and for Such
        Purposes and to Such Persons As the Directors May
        in Their Absolute Discretion Deem Fit; and (2)
        (notwithstanding That the Authority So Conferred by
        This Resolution May Have Ceased to be in Force)
        Issue Shares in Pursuance of Any Instrument Made Or
        Granted by the Directors While the Authority Was in
        Force; Provided That: (i) the Aggregate Number of
        Shares to be Issued Pursuant to This Resolution
        (including Shares to be Issued in Pursuance of
        Instruments Made Or Granted Pursuant to This
        Resolution and Any Adjustment Effected Under Any
        Relevant Instrument) Shall Not Exceed Fifty (50)
        Per Cent. of the Total Number of Issued Shares
        (excluding Treasury Shares and Subsidiary Holdings)
        (as Calculated in Accordance with Sub-paragraph
        (ii) Below), of Which the Aggregate Number of
        Shares to be Issued Other Than on A Pro Rata Basis
        to Shareholders of the Company (including Shares to
        be Issued in Pursuance of Instruments Made Or
        Granted Pursuant to This Resolution and Any
        Adjustment Effected Under Any Relevant Instrument)
        Shall Not Exceed Five (5) Per Cent. of the Total
        Number of Issued Shares (excluding Treasury Shares
        and Subsidiary Holdings) (as Calculated in
        Accordance with Sub-paragraph (ii) Below); (ii)
        (subject to Such Manner of Calculation As May be
        Prescribed by the Singapore Exchange Securities
        Trading Limited ("sgx-st")) for the Purpose of
        Determining the Aggregate Number of Shares That May
        be Issued Under Sub-paragraph (i) Above, the
        Percentage of Issued Shares Shall be Calculated
        Based on the Total Number of Issued Shares
        (excluding Treasury Shares and Subsidiary Holdings)
        at the Time This Resolution is Passed, After
        Adjusting For: (a) New Shares Arising from the
        Conversion Or Exercise of Convertible Securities Or
        Share Options Or Vesting of Share Awards Which are
        Outstanding Or Subsisting As at the Time This
        Resolution is Passed; and (b) Any Subsequent Bonus
        Issue, Consolidation Or Sub-division of Shares, and
        in Sub-paragraph (i) Above and This Sub-paragraph
        (ii), "subsidiary Holdings" Has the Meaning Given
        to It in the Listing Manual of the Sgx-st ("listing
        Manual"); (iii) in Exercising the Authority
        Conferred by This Resolution, the Company Shall
        Comply with the Provisions of the Companies Act,
        the Listing Manual (unless Such Compliance Has Been
        Waived by the Sgx-st) and the Constitution for the
        Time Being in Force; and (iv) (unless Revoked Or
        Varied by the Company in A General Meeting) the
        Authority Conferred by This Resolution Shall
        Continue in Force Until the Conclusion of the Next
        Annual General Meeting of the Company Or the Date
        by Which the Next Annual General Meeting of the
        Company is Required by Law to be Held, Whichever is
        the Earlier                                         Management     For          Did Not Vote




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   That: (1) for the Purposes of the Companies Act,
      the Exercise by the Directors of All the Powers of
      the Company to Purchase Or Otherwise Acquire Shares
      Not Exceeding in Aggregate the Maximum Limit (as
      Hereafter Defined), at Such Price(s) As May be
      Determined by the Directors from Time to Time Up to
      the Maximum Price (as Hereafter Defined), Whether
      by Way Of: (a) Market Purchase(s) (each A "market
      Purchase") on the Sgx-st; And/or (b) Off-market
      Purchase(s) (each an "off-market Purchase") in
      Accordance with Any Equal Access Scheme(s) As May
      be Determined Or Formulated by the Directors As
      They Consider Fit, Which Scheme(s) Shall Satisfy
      All the Conditions Prescribed by the Companies Act;
      and Otherwise in Accordance with All Other Laws and
      Regulations, Including But Not Limited To, the
      Provisions of the Companies Act and the Listing
      Manual As May for the Time Being be Applicable, be
      and is Hereby Authorised and Approved Generally and
      Unconditionally (the "share Purchase Mandate"); (2)
      (unless Varied Or Revoked by the Members of the
      Company in A General Meeting) the Authority
      Conferred on the Directors Pursuant to the Share
      Purchase Mandate May be Exercised by the Directors
      at Any Time and from Time to Time During the Period
      Commencing from the Date of the Passing of This
      Resolution and Expiring on the Earliest Of: (a) the
      Date on Which the Next Annual General Meeting of
      the Company is Held; (b) the Date on Which the Next
      Annual General Meeting of the Company is Required
      by Law to be Held; Or (c) the Date on Which the
      Purchases Or Acquisitions of Shares by the Company
      Pursuant to the Share Purchase Mandate are Carried
      Out to the Full Extent Mandated (3) in This
      Resolution: "maximum Limit" Means That Number of
      Issued Shares Representing Five (5) Per Cent. of
      the Total Number of Issued Shares As at the Date of
      the Passing of This Resolution, Unless the Company
      Has at Any Time During the Relevant Period Reduced
      Its Share Capital by A Special Resolution Under
      Section 78c of the Companies Act, Or the Court Has,
      at Any Time During the Relevant Period (as
      Hereinafter Defined), Made an Order Under Section
      78i of the Companies Act Confirming the Reduction
      of Share Capital of the Company, in Which Event the
      Total Number of Issued Shares Shall be Taken to be
      the Total Number of Issued Shares As Altered by the
      Special Resolution of the Company Or the Order of
      the Court, As the Case May Be. Any Shares Which are
      Held As Treasury Shares and Any Subsidiary Holdings
      Will be Disregarded for Purposes of Computing the
      Five (5) Per Cent. Limit; "relevant Period" Means
      the Period Commencing from the Date of the Passing
      of This Resolution and Expiring on the Date the
      Next Annual General Meeting is Held Or is Required
      by Law to be Held, Whichever is the Earlier;
      "subsidiary Holdings" Has the Meaning Given to It
      in the Listing Manual; and "maximum Price", in


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Relation to A Share to be Purchased Or Acquired,
        Means the Purchase Price (excluding Brokerage,
        Stamp Duties, Commission, Applicable Goods and
        Services Tax and Other Related Expenses) Which Is:
        (a) in the Case of A Market Purchase, 105 Per Cent.
        of the Average Closing Price (as Hereafter
        Defined); and (b) in the Case of an Off-market
        Purchase Pursuant to an Equal Access Scheme, 120
        Per Cent. of the Average Closing Price, Where:
        "average Closing Price" Means the Average of the
        Closing Market Prices of A Share Over the Last Five
        (5) Market Days (a "market Day" Being A Day on
        Which the Sgx-st is Open for Trading in
        Securities), on Which Transactions in the Shares
        Were Recorded, in the Case of Market Purchases,
        Before the Day on Which the Purchase Or Acquisition
        of Shares Was Made and Deemed to be Adjusted for
        Any Corporate Action That Occurs After the Relevant
        Five (5) Market Days, Or in the Case of Off-market
        Purchases, Before the Date on Which the Company
        Makes an Offer for the Purchase Or Acquisition of
        Shares from Holders of Shares, Stating Therein the
        Purchase Price of Each Share and the Relevant Terms
        of the Equal Access Scheme for Effecting the
        Off-market Purchase; and (4) the Directors And/or
        Any of Them be and are Hereby Authorised to
        Complete and Do All Such Acts and Things (including
        Without Limitation, Executing Such Documents As May
        be Required) As They And/or He May Consider
        Necessary, Expedient, Incidental Or in the
        Interests of the Company to Give Effect to the
        Transactions Contemplated And/or Authorised by This
        Resolution                                          Management     For          Did Not Vote
10 That: (1) Approval be and is Hereby Given, for the
        Purposes of Chapter 9 of the Listing Manual, for
        the Company, Its Subsidiaries and Target Associated
        Companies (as Defined in Appendix 2 to This Notice
        of Annual General Meeting ("appendix 2")), Or Any
        of Them, to Enter Into Any of the Transactions
        Falling Within the Types of Interested Person
        Transactions Described in Appendix 2, with Any
        Person Who Falls Within the Classes of Interested
        Persons Described in Appendix 2, Provided That Such
        Transactions are Made on Normal Commercial Terms
        and in Accordance with the Review Procedures for
        Interested Person Transactions As Set Out in
        Appendix 2 (the "ipt Mandate"); (2) the Ipt Mandate
        Shall, Unless Revoked Or Varied by the Company in
        General Meeting, Continue in Force Until the Date
        That the Next Annual General Meeting is Held Or is
        Required by Law to be Held, Whichever is the
        Earlier; (3) the Audit Committee of the Company be
        and is Hereby Authorised to Take Such Action As It
        Deems Proper in Respect of Such Procedures And/or
        to Modify Or Implement Such Procedures As May be
        Necessary to Take Into Consideration Any Amendment
        to Chapter 9 of the Listing Manual Which May be




                      KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Prescribed by the Sgx-st from Time to Time; and (4)
      the Directors And/or Any of Them be and are Hereby
      Authorised to Complete and Do All Such Acts and
      Things (including, Without Limitation, Executing
      Such Documents As May be Required) As They And/or
      He May Consider Necessary, Expedient, Incidental Or
      in the Interests of the Company to Give Effect to
      the Ipt Mandate And/or This Resolution              Management     For          Did Not Vote
KGHM POLSKA MIEDZ SP LKA AKCYJNA
 SECURITY ID: X45213109
 Meeting Date: 15-Mar-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That This is an Amendment to Meeting Id
      882227 Due to Addition of Resolution 6 with Change
      in Voting Status of Resolution 3. All Votes
      Received on the Previous Meeting Will be
      Disregarded and You Will Need to Reinstruct on This
      Meeting Notice. Thank You                           Management     Non-Voting   Non-Voting
 1  Opening of the General Meeting                        Management     Non-Voting   Non-Voting
 2  Election of the Chairman of the General Meeting       Management     For          Did Not Vote
 3  Confirmation of the Legality of Convening the
      General Meeting and Its Capacity to Adopt
      Resolutions                                         Management     Non-Voting   Non-Voting
 4  Acceptance of the Agenda                              Management     For          Did Not Vote
 5  Adoption of the Resolution on Changing the Subject
      of the Company Activity and Amending the Statutes
      of Kghm Polska Miedz S.a                            Management     For          Did Not Vote
 6  Adoption of A Resolution on Changes to the
      Composition of the Supervisory Board of the Company
      Kghm Polska Miedz S.a                               Management     For          Did Not Vote
 7  Closing of the General Meeting                        Management     Non-Voting   Non-Voting
 Meeting Date: 13-Apr-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That This is A Postponement to the
      Meeting Held on 15 Mar 2018 Only for Resolution 6   Management     Non-Voting   Non-Voting
    The Board Does Not Make Any Recommendation on
      Resolution Item 1                                   Management     Non-Voting   Non-Voting


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1  Approve Changes in Composition of Supervisory Board    Management     For          Did Not Vote
 2  Close Meeting                                          Management     Non-Voting   Non-Voting
    28 Mar 2018: Please Note That This is A Revision
      Due to Change Meeting Date from 27 Mar 2018 to 13
      Apr 2018. If You Have Already Sent in Your Votes,
      Please Do Not Vote Again Unless You Decide to Amend
      Your Original Instructions. Thank You                Management     Non-Voting   Non-Voting
KUMBA IRON ORE LIMITED
 SECURITY ID: S4341C103
 Meeting Date: 11-May-18
 1.O.1To Re-appoint Deloitte & Touche As Independent
      External Auditors and the Appointment of Mrs Nita
      Ranchod As Individual Designated Auditor             Management     For          Did Not Vote
 2O2.1 To Re-elect the Following Non-executive Director
      Who Retire by Rotation in Terms of the Memorandum
      of Incorporation: Mrs Dolly Mokgatle                 Management     For          Did Not Vote
 2O2.2 To Re-elect the Following Non-executive Director
      Who Retire by Rotation in Terms of the Memorandum
      of Incorporation: Mr Sango Ntsaluba                  Management     For          Did Not Vote
 2O2.3 To Re-elect the Following Non-executive Director
      Who Retire by Rotation in Terms of the Memorandum
      of Incorporation: Dr Mandla Gantsho                  Management     For          Did Not Vote
 2O2.4 To Re-elect the Following Non-executive Director
      Who Retire by Rotation in Terms of the Memorandum
      of Incorporation: Mrs Nomalizo (ntombi) Langa-royds  Management     For          Did Not Vote
 2O2.5 To Re-elect the Following Non-executive Director
      Who Retire by Rotation in Terms of the Memorandum
      of Incorporation: Mrs Mary Bomela                    Management     For          Did Not Vote
 3O3.1 To Elect the Following Director As Member of the
      Audit Committee in Terms of Section 94 of the
      Companies Act No 71 of 2008, As Amended: Mrs Dolly
      Mokgatle                                             Management     For          Did Not Vote
 3O3.2 To Elect the Following Director As Member of the
      Audit Committee in Terms of Section 94 of the
      Companies Act No 71 of 2008, As Amended: Mr Terence
      Goodlace                                             Management     For          Did Not Vote
 3O3.3 To Elect the Following Director As Member of the
      Audit Committee in Terms of Section 94 of the
      Companies Act No 71 of 2008, As Amended: Mr Sango
      Ntsaluba                                             Management     For          Did Not Vote
 3O3.4 To Elect the Following Director As Member of the
      Audit Committee in Terms of Section 94 of the
      Companies Act No 71 of 2008, As Amended: Mrs Mary
      Bomela                                               Management     For          Did Not Vote
 4O4.1 Approval of the Remuneration Policy                 Management     For          Did Not Vote
 4O4.2 Approval for the Implementation of the Remuneration
      Policy                                               Management     For          Did Not Vote
 5.O.5Amendment of the Kumba Iron Ore Long-term Incentive
      Plan                                                 Management     For          Did Not Vote
 6.O.6General Authority for Directors to Allot and Issue
      Ordinary Shares                                      Management     For          Did Not Vote




                         KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7.O.7Authorisation to Sign Documents to Give Effect to
         Resolutions                                         Management     For          Did Not Vote
 9.S.1 General Authority to Issue Shares for Cash            Management     For          Did Not Vote
 10S21 Remuneration of Non-executive Directors               Management     For          Did Not Vote
 11S22 Approval of Chairman's Fees                           Management     For          Did Not Vote
 12.S3  Approval for the Granting of Financial Assistance
         in Terms of Sections 44 and 45 of the Companies Act Management     For          Did Not Vote
 13.S4  General Authority to Repurchase Shares               Management     For          Did Not Vote
OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
 SECURITY ID: Y64248209
 Meeting Date: 30-Apr-18
 1     Adoption of Directors' Statement and Audited
         Financial Statements for the Financial Year Ended
         31 December 2017 and Auditors' Report               Management     For          Did Not Vote
 2.A   Re-election of Mr Ooi Sang Kuang As A Director        Management     For          Did Not Vote
 2.B   Re-election of Mr Lai Teck Poh As A Director          Management     For          Did Not Vote
 2.C   Re-election of Mr Pramukti Surjaudaja As A Director   Management     For          Did Not Vote
 3     To Re-elect Mr Chua Kim Chiu, A Director Retiring
         Under Article 104 of the Bank's Constitution        Management     For          Did Not Vote
 4     Approval of Final One-tier Tax Exempt Dividend: 19
         Cents Per Ordinary Share                            Management     For          Did Not Vote
 5.A   Approval of Amount Proposed As Directors' Fees in
         Cash                                                Management     For          Did Not Vote
 5.B   Approval of Allotment and Issue of Ordinary Shares
         to the Non-executive Directors                      Management     For          Did Not Vote
 6     Re-appointment of Auditors and Fixing Their
         Remuneration: KPMG LLP                              Management     For          Did Not Vote
 7     Authority to Issue Ordinary Shares, and Make Or
         Grant Instruments Convertible Into Ordinary Shares  Management     For          Did Not Vote
 8     Authority to Grant Options And/or Rights to
         Subscribe for Ordinary Shares, and Allot and Issue
         Ordinary Shares (ocbc Share Option Scheme 2001 and
         Ocbc Employee Share Purchase Plan)                  Management     For          Did Not Vote
 9     Authority to Allot and Issue Ordinary Shares
         Pursuant to Ocbc Scrip Dividend Scheme              Management     For          Did Not Vote
 10    Approval of Renewal of Share Purchase Mandate         Management     For          Did Not Vote
       Please Note That Shareholders are Allowed to Vote
         'in Favor' Or 'against' for All Resolutions,
         Abstain is Not A Voting Option on This Meeting      Management     Non-Voting   Non-Voting
PETRONAS CHEMICALS GROUP BHD
 SECURITY ID: Y6811G103
 Meeting Date: 02-May-18
 1     To Re-elect the Following Director Who Retire by
         Rotation Pursuant to Article 93 of the Company's
         Constitution and Being Eligible, Offer Himself for
         Re-election: Datuk Md Arif Mahmood                  Management     For          Did Not Vote




                       KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2   To Re-elect the Following Director Who Retire by
       Rotation Pursuant to Article 93 of the Company's
       Constitution and Being Eligible, Offer Herself for
       Re-election: Vimala V.r. Menon                      Management     For          Did Not Vote
 3   To Re-elect the Following Director Who Retire by
       Rotation Pursuant to Article 93 of the Company's
       Constitution and Being Eligible, Offer Himself for
       Re-election: Zakaria Kasah                          Management     For          Did Not Vote
 4   To Approve the Payment of the Directors' Fees and
       Allowances of Rm288,000 Per Annum for the
       Non-executive Chairman, Rm144,000 Per Annum for the
       Non-executive Directors and Fuel Allowance of
       Rm6,000 Per Annum for Independent Non-executive
       Directors in Respect of the Financial Year Ending
       31 December 2018                                    Management     For          Did Not Vote
 5   To Approve the Directors' Fees and Allowances
       Payable to the Non-executive Directors of Up to an
       Amount of Rm2.6 Million with Effect from 1 January
       2018 Until the Next Annual General Meeting of the
       Company                                             Management     For          Did Not Vote
 6   To Approve the Re-appointment of KPMG Plt, As
       Auditors of the Company for the Financial Year
       Ending 31 December 2018 and to Authorise the
       Directors to Fix Their Remuneration                 Management     For          Did Not Vote
PRESS METAL ALUMINIUM HOLDINGS BERHAD
 SECURITY ID: Y7079E103
 Meeting Date: 19-Jun-18
 O.1 To Approve the Payment of Directors' Fees and
       Benefits Payable to the Directors of Up to an
       Aggregate Amount of Rm441,000 for the Financial
       Year Ending 31 December 2018                        Management     For          Did Not Vote
 O.2 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Dato' Wira (dr.) Megat Abdul Rahman Bin
       Megat Ahmad                                         Management     For          Did Not Vote
 O.3 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Mr Koon Poh Ming                           Management     For          Did Not Vote
 O.4 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Tan Sri Dato' Koon Poh Keong               Management     For          Did Not Vote
 O.5 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Dato' Koon Poh Tat                         Management     For          Did Not Vote
 O.6 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Mr Koon Poh Weng                           Management     For          Did Not Vote
 O.7 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Mr Koon Poh Kong                           Management     For          Did Not Vote




                       KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 O.8 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Mr Tan Heng Kui                           Management     For          Did Not Vote
 O.9 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Mr Loo Lean Hock                          Management     For          Did Not Vote
 O.10 To Re-elect the Following Director Who is Retiring
       Pursuant to Clause 102 of the Constitution of the
       Company: Puan Noor Alina Binti Mohamad Faiz        Management     For          Did Not Vote
 O.11 To Re-appoint KPMG Plt As Auditors of the Company
       and to Authorise the Directors to Fix Their
       Remuneration                                       Management     For          Did Not Vote
 O.12 Authority Under Section 76 of the Companies Act
       2016 for the Directors to Allot and Issue Shares   Management     For          Did Not Vote
 O.13 Authority for Dato' Wira (dr.) Megat Abdul Rahman
       Bin Megat Ahmad to Continue in Office As
       Independent Non-executive Chairman                 Management     For          Did Not Vote
 O.14 Authority for Tan Heng Kui to Continue in Office As
       Independent Non-executive Director                 Management     For          Did Not Vote
 O.15 Authority for Loo Lean Hock to Continue in Office
       As Independent Non-executive Director              Management     For          Did Not Vote
 O.16 Proposed Shareholders' Ratification and Proposed
       New Shareholders' Mandate for Recurrent Related
       Party Transactions of A Revenue Or Trading Nature  Management     For          Did Not Vote
 O.17 Proposed Grant of Authority to the Company to
       Purchase Its Own Ordinary Shares ("proposed Share
       Buy-back")                                         Management     For          Did Not Vote
 S.1 Proposed Amendments to the Constitution of the
       Company                                            Management     For          Did Not Vote
PT ADARO ENERGY TBK, JAKARTA
 SECURITY ID: Y7087B109
 Meeting Date: 23-Apr-18
 1   Approval of the Annual Report and Financial
       Statement Report                                   Management     For          Did Not Vote
 2   Approval on Profit Utilization                       Management     For          Did Not Vote
 3   Approval of the Changes of the Company's Management  Management     For          Did Not Vote
 4   Approval of Appointment of Public Accountant for
       Financial Report                                   Management     For          Did Not Vote
 5   Approval of Remuneration for Commissioners and
       Directors                                          Management     For          Did Not Vote
PT BUMI RESOURCES TBK
 SECURITY ID: Y7122M110
 Meeting Date: 27-Mar-18
 1   Changes on Article 15 Section 3 and Some Other from
       Articles of Association of the Company Proposed in
       the Meetings                                       Management     For          Did Not Vote


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 Meeting Date: 07-Jun-18
 1   Approval on the Annual Report                         Management     For          Did Not Vote
 2   Approval on Financial Statement Report                Management     For          Did Not Vote
 3   Approval on Profit Utilization                        Management     For          Did Not Vote
 4   Approval on Appointment of Public Accountant for
       Financial Report                                    Management     For          Did Not Vote
 5   Approval on Restructuring of Board of Director and
       Commissioner                                        Management     For          Did Not Vote
 6   Approval on Utilization of Fund Resulting from
       Limited Public Offering V with Pre-emptive Rights
       and Issuance Mandatory Convertible Bonds            Management     For          Did Not Vote
PTT GLOBAL CHEMICAL PUBLIC COMPANY LIMITED
 SECURITY ID: Y7150W105
 Meeting Date: 09-Apr-18
     Please Note That This is an Amendment to Meeting Id
       883242 Due to Change of Resolution 4 As Single
       Item. All Votes Received on the Previous Meeting
       Will be Disregarded If Vote Deadline Extensions are
       Granted. Therefore Please Reinstruct on This
       Meeting Notice on the New Job. If However Vote
       Deadline Extensions are Not Granted in the Market,
       This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You     Management     Non-Voting   Non-Voting
     In the Situation Where the Chairman of the Meeting
       Suddenly Change the Agenda And/or Add New Agenda
       During the Meeting, We Will Vote That Agenda As
       Abstain                                             Management     Non-Voting   Non-Voting
 1   To Acknowledge the Company's Operations for the
       Year 2017 and the Recommendation for the Company's
       Business Plan and Approve the Company's Statement
       of Financial Position and Statement of Income for
       the Year Ended December 31, 2017                    Management     For          Did Not Vote
 2   To Consider and Approve the Allocation of Profit
       for the Operating Results in the Year 2017 and
       Dividend Distribution: Baht 2.50 Per Share          Management     For          Did Not Vote
 3.1 To Consider and Elect New Director to Replace Those
       Who are Due to Retire by Rotation: Mr. Piyasvasti
       Amranand                                            Management     For          Did Not Vote
 3.2 To Consider and Elect New Director to Replace Those
       Who are Due to Retire by Rotation: Mr. Pakorn
       Nilprapunt                                          Management     For          Did Not Vote
 3.3 To Consider and Elect New Director to Replace Those
       Who are Due to Retire by Rotation: Professor Dr.
       Somkit Lertpaithoon                                 Management     For          Did Not Vote
 3.4 To Consider and Elect New Director to Replace Those
       Who are Due to Retire by Rotation: Colonel Nithi
       Chungcharoen                                        Management     For          Did Not Vote




                       KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.5 To Consider and Elect New Director to Replace Those
       Who are Due to Retire by Rotation: Mrs. Boobpha
       Amornkiatkajorn                                      Management     For          Did Not Vote
 4   To Consider and Approve the Directors' Remuneration    Management     For          Did Not Vote
 5   To Consider the Appointment of the Auditor and Fix
       the Annual Fee for the Year 2018                     Management     For          Did Not Vote
 6   To Approve the Amendment of the Company's Articles
       of Association, Article 34                           Management     For          Did Not Vote
 7   Other Business (if Any)                                Management     Abstain      Did Not Vote
PUBLIC JOINT STOCK COMPANY ROSNEFT OIL COMPANY
 SECURITY ID: X7394C106
 Meeting Date: 21-Jun-18
 1.1 Approval of the Annual Report of the Company           Management     For          Did Not Vote
 2.1 Approval of the Annual Accounting (financial)
       Statements of the Company                            Management     For          Did Not Vote
 3.1 Approval of the Distribution of the Company's
       Profit Based on the Results 2017 of the Year         Management     For          Did Not Vote
 4.1 On the Amount, Timing and Form of Dividend Payment
       Based on the Results 2017 of the Year: Dividend
       Payment at Rub 6.65 Per Share. the Record Date for
       Dividend Payment is 02/07/2018                       Management     For          Did Not Vote
 5.1 On Remuneration and Reimbursement of Expenses to
       the Members of the Board of Directors of the Company Management     For          Did Not Vote
 6.1 On Remuneration and Reimbursement of Expenses to
       the Members of the Company's Audit Commission        Management     For          Did Not Vote
     Please Note Cumulative Voting Applies to This
       Resolution Regarding the Election of Directors. Out
       of the 11 Directors Presented for Election, A
       Maximum of 11 Directors are to be Elected.
       Broadridge Will Apply Cumulative Voting Evenly
       Among Only Directors for Whom You Vote 'for,' and
       Will Submit Instruction to the Local Agent in This
       Manner. Cumulative Votes Cannot be Applied Unevenly
       Among Directors Via Proxyedge. However If You Wish
       to Do So, Please Contact Your Client Service
       Representative. Standing Instructions Have Been
       Removed for This Meeting. If You Have Further
       Questions Please Contact Your Client Service
       Representative                                       Management     Non-Voting   Non-Voting
 7.1.1 Election of the Member of the Board of Directors of
       the Company: Faisal Alsuwaidi                        Management     For          Did Not Vote
 7.1.2 Election of the Member of the Board of Directors of
       the Company: Andrey Belousov                         Management     For          Did Not Vote
 7.1.3 Election of the Member of the Board of Directors of
       the Company: Matthias Warnig                         Management     For          Did Not Vote
 7.1.4 Election of the Member of the Board of Directors of
       the Company: Oleg Viyugin                            Management     For          Did Not Vote
 7.1.5 Election of the Member of the Board of Directors of
       the Company: IVan Glasenberg                         Management     For          Did Not Vote
 7.1.6 Election of the Member of the Board of Directors of
       the Company: Robert Dudley                           Management     For          Did Not Vote




                       KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7.1.7 Election of the Member of the Board of Directors of
       the Company: Guillermo Quintero                     Management     For          Did Not Vote
 7.1.8 Election of the Member of the Board of Directors of
       the Company: Alexander Novak                        Management     For          Did Not Vote
 7.1.9 Election of the Member of the Board of Directors of
       the Company: Hansjorg Rudloff                       Management     For          Did Not Vote
 7.110Election of the Member of the Board of Directors of
       the Company: Igor Sechin                            Management     For          Did Not Vote
 7.111Election of the Member of the Board of Directors of
       the Company: Gerhard Schroeder                      Management     For          Did Not Vote
 8.1 Election of Member of the Audit Commission of the
       Company: Elect Olga Andrianova                      Management     For          Did Not Vote
 8.2 Election of Member of the Audit Commission of the
       Company: Elect Alexander Bogashov                   Management     For          Did Not Vote
 8.3 Election of Member of the Audit Commission of the
       Company: Elect Sergey Poma                          Management     For          Did Not Vote
 8.4 Election of Member of the Audit Commission of the
       Company: Elect Zakhar Sabantsev                     Management     For          Did Not Vote
 8.5 Election of Member of the Audit Commission of the
       Company: Elect Pavel Shumov                         Management     For          Did Not Vote
 9.1 Approval of the Company's Auditor: Ernst and Young
       Llc                                                 Management     For          Did Not Vote
     08 Jun 2018: Please Note That This is A Revision
       Due to Modification in Numbering of All
       Resolutions. If You Have Already Sent in Your
       Votes, Please Do Not Vote Again Unless You Decide
       to Amend Your Original Instructions. Thank You.     Management     Non-Voting   Non-Voting
SINGAPORE TECHNOLOGIES ENGINEERING LTD, SINGAPORE
 SECURITY ID: Y7996W103
 Meeting Date: 20-Apr-18
 1   To Receive and Adopt the Directors' Statement and
       Audited Financial Statements for the Year Ended 31
       December 2017 and the Auditors' Report Thereon      Management     For          Did Not Vote
 2   To Declare A Final Ordinary Tax Exempt (one-tier)
       Dividend of 10.0 Cents Per Share for the Year Ended
       31 December 2017                                    Management     For          Did Not Vote
 3   To Re-elect the Following Director, Each of Whom
       Will Retire by Rotation Pursuant to Article 100 of
       the Constitution of the Company and Who, Being
       Eligible, Offer Himself for Re-election: Mr Kwa
       Chong Seng                                          Management     For          Did Not Vote
 4   To Re-elect the Following Director, Each of Whom
       Will Retire by Rotation Pursuant to Article 100 of
       the Constitution of the Company and Who, Being
       Eligible, Offer Himself for Re-election: Dr Stanley
       Lai Tze Chang                                       Management     For          Did Not Vote
 5   To Re-elect the Following Director, Each of Whom
       Will Retire by Rotation Pursuant to Article 100 of
       the Constitution of the Company and Who, Being
       Eligible, Offer Himself for Re-election: Dr Beh
       Swan Gin                                            Management     For          Did Not Vote




                        KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6    To Re-elect Mr Neo Kian Hong, Who Will Cease to
        Hold Office Pursuant to Article 106 of the
        Constitution of the Company and Who, Being
        Eligible, Offers Himself for Re-election, As A
        Director                                            Management     For          Did Not Vote
 7    To Approve the Sum of Sgd 1,547,391 (2016: Sgd
        1,752,233) As Directors' Compensation for the Year
        Ended 31 December 2017                              Management     For          Did Not Vote
 8    To Re-appoint KPMG LLP As the Auditors of the
        Company and to Authorise the Directors to Fix Their
        Remuneration                                        Management     For          Did Not Vote
 9    Authority for Directors to Issue Shares and to Make
        Or Grant Convertible Instruments                    Management     For          Did Not Vote
 10   Authority for Directors to Grant Awards and Allot
        Shares Pursuant to the Singapore Technologies
        Engineering Performance Share Plan 2010 and the
        Singapore Technologies Engineering Restricted Share
        Plan 2010                                           Management     For          Did Not Vote
 11   Proposed Renewal of the Shareholders Mandate for
        Interested Person Transactions                      Management     For          Did Not Vote
 12   Proposed Renewal of the Share Purchase Mandate        Management     For          Did Not Vote
TBEA CO., LTD.
 SECURITY ID: Y8550D101
 Meeting Date: 29-Jan-18
 1.1  Registration and Issuance of Belt and Road
        Corporate Bonds: Par Value, Issuing Volume and
        Method                                              Management     For          Did Not Vote
 1.2  Registration and Issuance of Belt and Road
        Corporate Bonds: Bond Type and Bond Duration        Management     For          Did Not Vote
 1.3  Registration and Issuance of Belt and Road
        Corporate Bonds: Interest Rate and Its
        Determination Method                                Management     For          Did Not Vote
 1.4  Registration and Issuance of Belt and Road
        Corporate Bonds: Purpose of the Raised Funds        Management     For          Did Not Vote
 1.5  Registration and Issuance of Belt and Road
        Corporate Bonds: Method of Repaying the Principal
        and Interest                                        Management     For          Did Not Vote
 1.6  Registration and Issuance of Belt and Road
        Corporate Bonds: Guarantee Method                   Management     For          Did Not Vote
 1.7  Registration and Issuance of Belt and Road
        Corporate Bonds: Repayment Guarantee Measures       Management     For          Did Not Vote
 1.8  Registration and Issuance of Belt and Road
        Corporate Bonds: Underwriting Method and Listing
        Arrangement                                         Management     For          Did Not Vote
 1.9  Registration and Issuance of Belt and Road
        Corporate Bonds: Issuance Targets and Arrangement
        for Placement to Shareholders                       Management     For          Did Not Vote
 1.10 Registration and Issuance of Belt and Road
        Corporate Bonds: Authorization                      Management     For          Did Not Vote
 1.11 Registration and Issuance of Belt and Road
        Corporate Bonds: the Valid Period of the Resolution Management     For          Did Not Vote


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
TURK HAVA YOLLARI AO
 SECURITY ID: M8926R100
 Meeting Date: 04-May-18
    Important Market Processing Requirement: Power of
      Attorney (poa) Requirements Vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would Eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence of This
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You Have Any Questions Please
      Contact Your Client Service Representative. Thank
      You.                                                 Management     Non-Voting   Non-Voting
    To Attend A Meeting, the Attendee(s) Must Present A
      Poa Issued by the Beneficial Owner, Notarised by A
      Turkish Notary.                                      Management     Non-Voting   Non-Voting
    Please Vote Either '' For'' Or ''against'' on the
      Agenda Items. ''abstain'' is Not Recognized in the
      Turkish Market and is Considered As ''against''.
      Thank You.                                           Management     Non-Voting   Non-Voting
 1  Opening Statement and Appointment of the Board of
      Assembly                                             Management     For          Did Not Vote
 2  Review, Discussion and Approval of the Board of
      Directors Annual Report Relating to Fiscal Year 2017 Management     For          Did Not Vote
 3  Review of the Independent Audit and Group Auditor
      Report of the Fiscal Year 2017                       Management     For          Did Not Vote
 4  Review, Discussion and Approval of the Financial
      Results Relating to Fiscal Year 2017                 Management     For          Did Not Vote
 5  Release of the Board of Directors on Financial and
      Operational Activities Relating to Fiscal Year 2017  Management     For          Did Not Vote
 6  Submitting the Board of Directors Proposal for
      Profit Distribution for the Fiscal Year 2017, to
      the Approval of the General Assembly                 Management     For          Did Not Vote
 7  Determining the Remuneration of the Members of the
      Board of Directors                                   Management     For          Did Not Vote
 8  Pursuant to the Article 399-400 of the Turkish
      Commercial Code, Election of the Auditor and Group
      Auditor                                              Management     For          Did Not Vote
 9  Informing the Shareholders Regarding the
      Collateral, Pledge, Mortgage, Revenue and Benefits
      Given in Favor of Third Parties As Per Article 12
      of Corporate Governance Communique (ii-17.1) of the
      Capital Markets Board                                Management     For          Did Not Vote
 10 Informing the Shareholders Regarding the Donations
      Made Within the Fiscal Year 2017 and Determination
      of an Upper Limit for Donations to be Made in 2018   Management     For          Did Not Vote
 11 Recommendations and Closing Statements                 Management     For          Did Not Vote


KRANESHARES MSCI ONE BELT ONE ROAD INDEX ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
YANGZIJIANG SHIPBUILDING (HOLDINGS) LTD
 SECURITY ID: Y9728A102
 Meeting Date: 27-Apr-18
 1  The Proposed Adoption of the New Constitution         Management     For          Did Not Vote
 1  To Receive, Consider and Adopt the Audited
      Financial Statements for the Financial Year Ended
      31 December 2017 and the Directors' Statements and
      the Independent Auditors' Report Thereon            Management     For          Did Not Vote
 2  To Declare A Tax Exempt (one-tier) Final Dividend
      of Sgd 0.045 Per Ordinary Share in Respect of the
      Financial Year Ended 31 December 2017               Management     For          Did Not Vote
 3  To Approve the Proposed Directors' Fees of Sgd
      136,500 for the Financial Year Ended 31 December
      2017. (2016: Sgd 136,500)                           Management     For          Did Not Vote
 4  To Re-elect the Following Director Who are Retiring
      by Rotation Pursuant to Article 94 of the Company's
      Constitution: Mr Chen Timothy Teck Leng @ Chen Teck
      Leng                                                Management     For          Did Not Vote
 5  To Re-elect the Following Director Who are Retiring
      by Rotation Pursuant to Article 94 of the Company's
      Constitution: Mr Xu Wen Jiong                       Management     For          Did Not Vote
 6  To Re-appoint Messrs PricewaterhouseCoopers LLP As
      Auditors and to Authorise the Directors to Fix
      Their Remuneration                                  Management     For          Did Not Vote
 7  Authority to Allot and Issue Shares                   Management     For          Did Not Vote
 8  Renewal of Share Purchase Mandate                     Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
ACCTON TECHNOLOGY CORPORATION
 SECURITY ID: Y0002S109
 Meeting Date: 13-Jun-18
 1   2017 Annual Business Report and Financial
       Statements .                                         Management     For          Did Not Vote
 2   Distribution of 2017 Profit. Proposed Cash Dividend
       4.1354 Per Share.                                    Management     For          Did Not Vote
 3   To Amend the Company's Articles of Incorporation.      Management     For          Did Not Vote
 4   To Amend the Company's Rules of Procedure for
       Shareholders Meeting.                                Management     For          Did Not Vote
 5   To Amend the Company's Rules Fordirector and
       Supervision Elections.                               Management     For          Did Not Vote
 6.1 The Election of the Director.:kuan Sin Investment
       Corp ,shareholder No.0248318,kuo Fai Long As
       Representative                                       Management     For          Did Not Vote
 6.2 The Election of the Director.:kuan Sin Investment
       Corp ,shareholder No.0248318,lin Meen Ron As
       Representative                                       Management     For          Did Not Vote
 6.3 The Election of the Director.:huang Kuo
       Hsiu,shareholder No.0000712                          Management     For          Did Not Vote
 6.4 The Election of the Director.:ting Sing Co Ltd
       ,shareholder No.0192084,du Heng Yi As Representative Management     For          Did Not Vote
 6.5 The Election of the Independent Director.:liu Chung
       Laung,shareholder No.s124811xxx                      Management     For          Did Not Vote
 6.6 The Election of the Independent Director.:chang
       Chih Ping,shareholder No.e101545xxx                  Management     For          Did Not Vote
 6.7 The Election of the Independent Director.:chen
       Shuh,shareholder No.p101989xxx                       Management     For          Did Not Vote
 6.8 The Election of the Independent Director.:lin Shiou
       Ling,shareholder No.a202924xxx                       Management     For          Did Not Vote
 6.9 The Election of the Independent Director.:chen Wei
       Zen,shareholder No.r101084xxx                        Management     For          Did Not Vote
 7   Proposal of Resolution to Release the Prohibition
       on Newly Elected Directors and Their Corporate
       Representatives from Participation in Competitive
       Business.                                            Management     For          Did Not Vote
     17 May 2018: Please Note That This is A Revision
       Due to Modification of the Text in Resolution. If
       You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You Decide to Amend Your Original
       Instructions. Thank You.                             Management     Non-Voting   Non-Voting
B2W - COMPANHIA DIGITAL, OSASCO, SP
 SECURITY ID: P19055113
 Meeting Date: 30-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   We Propose That the Company's Bylaws be Amended, As
      Detailed in Annex III and IV to This Proposal, So
      As to Adapt It to the Provisions of the Novo
      Mercado Regulation in Force Since January 2, 2018.
      We Also Propose That the Caput of Article 5 of the
      Company's Bylaws be Amended to Reflect the Capital
      Increases Approved by the Board of Directors,
      Within the Authorized Capital Limit, on September
      29 and December 29, 2017, As A Result of Exercise
      of the Options Granted Under the Company's Stock
      Option Program Approved on August 31, 2011, As Also
      Detailed in Annex III and IV of Administrations
      Proposal                                            Management     For          Did Not Vote
2   We Propose That, in View of the Changes Proposed in
      Item 1, the Consolidation of the Company's Bylaws,
      in Accordance with Annex IV of Administrations
      Proposal                                            Management     For          Did Not Vote
3   The Company's Management Proposes That the
      Restricted Stock Incentive Plan of the Company
      Restricted Stock Plan be Approved, with the Purpose
      of A to Stimulate the Expansion, Success and Social
      Objectives of the Company and the Interests of Its
      Shareholders, by Granting Senior Executives and
      Employees the Right to Receive Non Onerous Shares
      Issued by the Company, Pursuant to Under the Terms
      of This Restricted Shares Plan Restricted Shares,
      Thereby Encouraging the Integration of These
      Executives and Employees Into the Company and B to
      Enable the Company to Obtain and Maintain the
      Services of Senior Executives and Employees,
      Offering Such Executives and Employees, As an
      Additional Advantage, to Become Shareholders of the
      Company, Under the Terms and Conditions Set Forth
      in This Restricted Share Plan. the Information
      Related to the Restricted Stock Plan, As Required
      by Article 13 of Icvm 481, is Set Out in Annex V of
      Administrations Proposal                            Management     For          Did Not Vote
4   Regulatory Question That is Not Applicable to
      Management Proposal Do You Request the Formation of
      A Fiscal Council, Pursuant to Article 161 of Law
      6.404 76                                            Management     For          Did Not Vote
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                   Management     Non-Voting   Non-Voting
 1  We Propose That the Management Accounts and
      Financial Statements Related to the Fiscal Year
      Ended on 12.31.2017 be Approved, Without
      Reservations, As Disclosed on 03.07.2018 on the
      Websites of the Cvm and B3, Through the Companies
      System Empresas.net, and Also on the Company's
      Website, and Published in the Diario Oficial Do
      Estado Do Rio De Janeiro and in the Newspaper Valor
      Economico on 03.14.2018 the Financial Statements.
      Pursuant to Article 9, Item III of Icvm 481, the
      Information Set Forth in Annex I of Administrations
      Proposal Reflects our Comments on the Company's
      Financial Position                                   Management     For          Did Not Vote
 2  We Propose That the Global Compensation of the
      Management, to be Paid As from the Date of Their
      Approval by the Shareholders Through the Ordinary
      General Meeting of 2019, is Set at an Annual Amount
      of Up to Brl 19,156,167.00, Corrected Monthly by
      the Igpdi, Which, Plus the Amount of Up to Brl
      21,298,644.00, Related to the Expenses Associated
      with the Recognition of the Fair Value of Stock
      Options Granted by the Company, Totals the Amount
      of Up to Brl 40,454,811.00, to the Management. the
      Information Necessary for the Proper Analysis of
      the Proposal for the Remuneration of the Managers,
      As Established by Article 12 of Icvm 481 Including
      the Information Indicated in Item 13 of Annex 24 of
      Cvm Instruction 480 of 09, are Set Forth in Annex
      II of Administrations Proposal                       Management     For          Did Not Vote
 3  Regulatory Question That is Not Applicable to
      Management Proposal Do You Request the Formation of
      A Fiscal Council, Pursuant to Article 161 of Law
      6.404 of 76                                          Management     For          Did Not Vote
CHINA MAPLE LEAF EDUCATIONAL SYSTEMS LIMITED
 SECURITY ID: G21151108
 Meeting Date: 23-Jan-18
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking on the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/sehk/2017
      /1215/ltn20171215455.pdf and
      Http://www.hkexnews.hk/listedco/listconews/sehk/2017
      /1215/ltn20171215469.pdf                             Management     Non-Voting   Non-Voting
    Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' for All Resolutions,
      Abstain is Not A Voting Option on This Meeting       Management     Non-Voting   Non-Voting
 1  To Receive the Audited Consolidated Financial
      Statements of the Company and the Reports of the




        KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Directors (the "directors") and Auditors for the
       Year Ended 31 August 2017                            Management     For          Did Not Vote
 2   To Declare A Final Dividend of Hkd 8.6 Cents Per
       Share for the Year Ended 31 August 2017              Management     For          Did Not Vote
 3.A To Re-elect Mr. Shu Liang Sherman Jen As Executive
       Director                                             Management     For          Did Not Vote
 3.B To Re-elect Mr. Peter Humphrey Owen As Independent
       Non-executive Director                               Management     For          Did Not Vote
 3.C To Re-elect Mr. Xiaodan Mei As Independent
       Non-executive Director                               Management     For          Did Not Vote
 3.D To Authorize the Board of Directors (the "board")
       to Fix the Respective Directors' Remuneration        Management     For          Did Not Vote
 4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
       and to Authorize the Board to Fix Their Remuneration Management     For          Did Not Vote
 5   To Give A General Mandate to the Directors to
       Repurchase Shares of the Company Not Exceeding 10%
       of the Total Number of Issued Shares of the Company
       As at the Date of Passing of This Resolution         Management     For          Did Not Vote
 6   To Give A General Mandate to the Directors to
       Issue, Allot and Deal with Additional Shares of the
       Company Not Exceeding 20% of the Total Number of
       Issued Shares of the Company As at the Date of
       Passing of This Resolution                           Management     For          Did Not Vote
 7   To Extend the General Mandate Granted to the
       Directors to Issue, Allot and Deal with Additional
       Shares in the Capital of the Company by the
       Aggregate Number of the Shares Repurchased by the
       Company                                              Management     For          Did Not Vote
CIELO SA, SAO PAULO
 SECURITY ID: P2859E100
 Meeting Date: 20-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                       Management     Non-Voting   Non-Voting
 1   Define the Number of Members of the Fiscal Council     Management     For          Did Not Vote
 2.1 Fiscal Council Election by Candidate. Positions
       Limit to be Completed, 5 Nomination of Candidates
       to the Fiscal Council .the Shareholder Can Indicate
       As Many Candidates As There are Vacancies to be
       Filled in the General Election. Principal Counselor
       Member, Adriano Meira Ricci. Alternate Counselor
       Member, Flavio Saba Santos Estrela                   Management     For          Did Not Vote
 2.2 Fiscal Council Election by Candidate. Positions
       Limit to be Completed, 5 Nomination of Candidates
       to the Fiscal Council .the Shareholder Can Indicate
       As Many Candidates As There are Vacancies to be
       Filled in the General Election. Principal Counselor


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Member, Joel Antonio De Araujo. Alternate Counselor
      Member, Sigmar Milton Mayer Filho                   Management     For          Did Not Vote
2.3 Fiscal Council Election by Candidate. Positions
      Limit to be Completed, 5 Nomination of Candidates
      to the Fiscal Council .the Shareholder Can Indicate
      As Many Candidates As There are Vacancies to be
      Filled in the General Election. Principal Counselor
      Member, Herculano Anibal Alves. Alternate Counselor
      Member, Kleber Do Espirito Santo                    Management     For          Did Not Vote
2.4 Fiscal Council Election by Candidate. Positions
      Limit to be Completed, 5 Nomination of Candidates
      to the Fiscal Council .the Shareholder Can Indicate
      As Many Candidates As There are Vacancies to be
      Filled in the General Election. Principal Counselor
      Member, Marcelo Santos Dall Occo. Alternate
      Counselor Member, Carlos Roberto Mendonca Da Siva   Management     For          Did Not Vote
2.5 Fiscal Council Election by Candidate. Positions
      Limit to be Completed, 5 Nomination of Candidates
      to the Fiscal Council .the Shareholder Can Indicate
      As Many Candidates As There are Vacancies to be
      Filled in the General Election. Independent
      Principal Counselor Member, Haroldo Reginaldo Levy
      Neto .milton Luiz Milioni, Independent Alternate
      Counselor Member                                    Management     For          Did Not Vote
3   To Resolve on the Proposal to Increase Capital
      Stock by Capitalizing A Quota of the Profit
      Reserve, Without the Issue of New Shares Pursuant
      to Article 169 of Law No. 6.404 of 1976, with the
      Amendment in the Article 7 of the Bylaw             Management     For          Did Not Vote
4   To Approve the Amendment of the Company's Bylaws,
      in Order to Reflect the Compulsory Adjustments
      Required Banco Central Do Brasil and B3 S.a.
      Brasil, Bolsa, Balcao                               Management     For          Did Not Vote
5   Approve the Restatement of the Company's Bylaws       Management     For          Did Not Vote
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
1   To Receive the Managements Accounts, Examine and
      Vote on the Management Report and the Accounting
      and Financial Statements, Accompanied by Reports
      Issued by the Fiscal Council, the Independent
      Auditor and the Audit Committee for the Fiscal Year
      Ended on December 31, 2017                          Management     For          Did Not Vote
2   To Resolve on the Allocation of 2017 Fiscal Year
      Company's Net Income, Which Will Comprise the
      Approval of the Capital Allocation Proposal and the
      Ratification on the Earnings Amount Already
      Distributed                                         Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Define the Number of Members of the Board of
      Directors                                           Management     For          Did Not Vote
4   Do You Wish to Request the Adoption of the
      Cumulative Voting Process for the Election of the
      Board of Directors, Under the Terms of Article 141
      of Law 6,404 of 1976 for More Information About the
      Multiple Vote Process, Please Consulte the
      Shareholders Manual and the Proposal of the
      Company's Management                                Management     For          Did Not Vote
5.1 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Antonio Mauricio Maurano   Management     For          Did Not Vote
5.2 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Bernardo De Azevedo Silva
      Rothe                                               Management     For          Did Not Vote
5.3 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Marcelo Augusto Dutra
      Labuto                                              Management     For          Did Not Vote
5.4 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Rogerio Magno Panca        Management     For          Did Not Vote
5.5 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Cesario Narihito Nakamura  Management     For          Did Not Vote
5.6 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Francisco Jose Pereira
      Terra                                               Management     For          Did Not Vote
5.7 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Marcelo De Araujo Noronha  Management     For          Did Not Vote
5.8 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled
      in the General Election. Vinicius Urias Favarao     Management     For          Did Not Vote
5.9 Election of the Board of Directors. Positions Limit
      to be Completed, 11 Election of A Member of the
      Board of Directors, the Shareholder Can Indicate As
      Many Candidates As There are Vacancies to be Filled


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       in the General Election. Independent Counselor
       Member, Aldo Luiz Mendes                            Management     For          Did Not Vote
5.10 Election of the Board of Directors. Positions Limit
       to be Completed, 11 Election of A Member of the
       Board of Directors, the Shareholder Can Indicate As
       Many Candidates As There are Vacancies to be Filled
       in the General Election. Independent Counselor
       Member, Francisco Augusto Da Costa E Silva          Management     For          Did Not Vote
5.11 Election of the Board of Directors. Positions Limit
       to be Completed, 11 Election of A Member of the
       Board of Directors, the Shareholder Can Indicate As
       Many Candidates As There are Vacancies to be Filled
       in the General Election. Independent Counselor
       Member, Gilberto Mifano                             Management     For          Did Not Vote
     For the Proposal 6 Regarding the Adoption of
       Cumulative Voting, Please be Advised That You Can
       Only Vote for Or Abstain. an Against Vote on This
       Proposal Requires Percentages to be Allocated
       Amongst the Directors in Proposal 7.1 to 7.11 in
       This Case Please Contact Your Client Service
       Representative in Order to Allocate Percentages
       Amongst the Directors.                              Management     Non-Voting   Non-Voting
6    In the Event of the Adoption of the Cumulative
       Voting Process, Should the Votes Corresponding to
       Your Shares be Distributed in Equal Percentages
       Across the Members of the Slate That You Have
       Chosen. Please Note That If Investor Chooses For,
       the Percentages Do Not Need to be Provided, If
       Investor Chooses Against, It is Mandatory to Inform
       the Percentages According to Which the Votes Should
       be Distributed, Otherwise the Entire Vote Will be
       Rejected Due to Lack of Information, If Investor
       Chooses Abstain, the Percentages Do Not Need to be
       Provided, However in Case Cumulative Voting is
       Adopted the Investor Will Not Participate on This
       Matter of the Meeting                               Management     For          Did Not Vote
7.1  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Antonio Mauricio Maurano     Management     For          Did Not Vote
7.2  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Bernardo De Azevedo Silva
       Rothe                                               Management     For          Did Not Vote
7.3  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only
       be Filled in If the Shareholder Has Replied No to
       the Previous Question. Marcelo Augusto Dutra Labuto Management     For          Did Not Vote
7.4  Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. the Following Field Should Only


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Rogerio Magno Panca          Management     For          Did Not Vote
 7.5  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Cesario Narihito Nakamura    Management     For          Did Not Vote
 7.6  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Francisco Jose Pereira Terra Management     For          Did Not Vote
 7.7  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Marcelo De Araujo Noronha    Management     For          Did Not Vote
 7.8  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Vinicius Urias Favarao       Management     For          Did Not Vote
 7.9  Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Independent Counselor
        Member, Aldo Luiz Mendes                            Management     For          Did Not Vote
 7.10 Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Independent Counselor
        Member, Francisco Augusto Da Costa E Silva          Management     For          Did Not Vote
 7.11 Visualization of All the Candidates That Compose
        the Slate to Indicate the Percentage of the Votes
        to be Attributed. the Following Field Should Only
        be Filled in If the Shareholder Has Replied No to
        the Previous Question. Independent Counselor
        Member, Gilberto Mifano                             Management     For          Did Not Vote
 8    To Deliberate the Global Remuneration Proposal of
        the Members of the Board of Directors, Fiscal
        Council and Executive Officers for the Fiscal Year  Management     For          Did Not Vote
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
COM2US CORPORATION
 SECURITY ID: Y1695S109
 Meeting Date: 16-Mar-18
 1    Approval of Financial Statements                      Management     For          Did Not Vote
 2    Amendment of Articles of Incorporation                Management     For          Did Not Vote




        KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3   Appointment of Outside Director: Lee Sang Goo         Management     For          Did Not Vote
 4   Approval of Remuneration for Director                 Management     For          Did Not Vote
 5   Approval of Remuneration for Auditor                  Management     For          Did Not Vote
CURRO HOLDINGS LIMITED, WESTERN CAPE
 SECURITY ID: S20461109
 Meeting Date: 04-Jun-18
 O.1 Elect Douglas Ramaphosa As Director                   Management     For          Did Not Vote
 O.2 Re-elect Piet Mouton As Director                      Management     For          Did Not Vote
 O.3 Re-elect Kk Combi As Director                         Management     For          Did Not Vote
 O.4 Re-elect Barend Petersen As Chairperson of the
       Audit and Risk Committee                            Management     For          Did Not Vote
 O.5 Re-elect Sibongile Muthwa As Member of the Audit
       and Risk Committee                                  Management     For          Did Not Vote
 O.6 Re-elect Kk Combi As Member of the Audit and Risk
       Committee                                           Management     For          Did Not Vote
 O.7 Appoint PricewaterhouseCoopers Inc As Auditors of
       the Company                                         Management     For          Did Not Vote
 O.8 Authorise Board to Issue Shares for Cash              Management     For          Did Not Vote
 O.9 Amend the Share Incentive Trust                       Management     For          Did Not Vote
 O.10 Approve Remuneration Policy                          Management     For          Did Not Vote
 O.11 Approve Implementation Report of the Remuneration
       Policy                                              Management     For          Did Not Vote
 S.1 Approve Remuneration of Non-executive Directors       Management     For          Did Not Vote
 S.2 Approve Financial Assistance in Terms of Section 45
       of the Companies Act                                Management     For          Did Not Vote
 S.3 Approve Financial Assistance in Terms of Section 44
       of the Companies Act                                Management     For          Did Not Vote
 S.4 Authorise Repurchase of Issued Share Capital          Management     For          Did Not Vote
CVC BRASIL OPERADORA E AGENCIA DE VIAGENS SA
 SECURITY ID: P3R154102
 Meeting Date: 27-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
       the Same Agenda Item are Not Allowed. Only Votes in
       Favor And/or Abstain Or Against And/ Or Abstain are
       Allowed. Thank You                                  Management     Non-Voting   Non-Voting
 1   Do You Wish to Request the Instatement of the
       Fiscal Council, Under the Terms of Article 161 of
       Law 6,404 of 1976                                   Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Receive the Administrators Accounts, to Examine,
      Discuss and Vote on the Administrations Report, the
      Financial Statements Accompanied by the Independent
      Auditors Report Regarding the Fiscal Year Ending on
      December 31, 2017                                   Management     For          Did Not Vote
3   To Approve the Proposal for the Capital Budget for
      the Year 2018                                       Management     For          Did Not Vote
4   To Resolve in Regard to the Proposal from the
      Managers for the Allocation of the Result of the
      Company in Regard to the Fiscal Year That Ended on
      December 31, 2017, in the Amount of Brl
      223,892,232.43 in the Following Manner, I. Brl
      11,194,611.62 to be Allocated to the Legal Reserve
      of the Company, Brl 53,174,405.20 to be Distributed
      to the Shareholders of the Company, with It Being
      the Case That A. the Amount of Brl 40,981,281.21
      Was Distributed As Interest on Shareholder Equity
      and Imputed to the Minimum, Mandatory Dividend, and
      B. the Amount of Brl 12,193,123.99 Will be
      Distributed to the Shareholders As Minimum,
      Mandatory Dividend, II. Brl 39,880,803.90 Will be
      Retained to be Allocated to the Formation of the
      Reserve for the Maintenance of the Working Capital
      of the Company, III. Brl 39,880,803.91 Will be
      Allocated to the Formation of the Reserve for the
      Expansion of the Business of the Company, and IV.
      Brl 79,761,606.99 Will be Retained for Allocation
      to the Profit Retention Reserve of the Company      Management     For          Did Not Vote
5   To Set the Global Remuneration of the Company
      Directors for the Fiscal Year of 2018               Management     For          Did Not Vote
Meeting Date: 14-May-18
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   The Amendment of the Corporate Bylaws of the
      Company, with the Amendment of the Current Articles
      1, 2, 3, 5, 6, 7, 8, 9, 10, 11, 12, 14, 15, 16, 17,
      , 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 37,
      38, 39, 40, 41, 42, and 43, and the Revocation of
      the Current Articles 13, 18, 30, 31, 32, 33, 34,
      35, 36, 44 and 45                                   Management     For          Did Not Vote
2   Consolidation of the Corporate Bylaws of the Company  Management     For          Did Not Vote
3   Authorization for the Managers of the Company to Do
      All of the Acts That are Necessary in Order to
      Effectuate the Resolutions That are Contained in
      Items 1 Through 2 of the Agenda                     Management     For          Did Not Vote




        KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4   In the Eventuality of A Second Call of This
       Meeting, the Voting Instructions in This Voting
       List May Also be Considered Valid for the Purposes
       of Holding the Meeting on Second Call               Management     For          Did Not Vote
     04 May 2018: Please Note That This is A Revision
       Due to Change Meeting Date from 27 Apr 2018 to 14
       May 2018. If You Have Already Sent in Your Votes,
       Please Do Not Vote Again Unless You Decide to Amend
       Your Original Instructions. Thank You               Management     Non-Voting   Non-Voting
CYFROWY POLSAT S.A.
 SECURITY ID: X1809Y100
 Meeting Date: 28-Jun-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   Opening of the Annual General Meeting                 Management     Non-Voting   Non-Voting
 2   Appointment of the Chairman of the Annual General
       Meeting                                             Management     For          Voted - For
 3   Validation of the Correctness of Convening the
       Annual General Meeting and Its Ability to Adopt
       Binding Resolutions                                 Management     For          Voted - For
 4   Appointment of the Ballot Committee                   Management     For          Voted - For
 5   Adoption of the Agenda                                Management     For          Voted - For
 6.A Management Board's Presentation Of: the Management
       Board's Report on the Company's Activities in the
       Financial Year 2017 and the Company's Financial
       Statements for the Financial Year 2017              Management     For          Voted - For
 6.B Management Board's Presentation Of: the Management
       Board's Report on the Activities of the Capital
       Group of the Company in the Financial Year 2017 and
       the Consolidated Financial Statements of the
       Capital Group of the Company for the Financial Year
       2017                                                Management     For          Voted - For
 6.C Management Board's Presentation Of: the Financial
       Statements of Metelem Holding Company Ltd. Seated
       in Cyprus (company Merged Into Cyfrowy Polsat S.a.
       on April 7, 2017) for the Period from January 1,
       2017 to April 6, 2017                               Management     For          Voted - For
 6.D Management Board's Presentation Of: the Financial
       Statements of Eileme 1 Ab (publ) Seated in
       Stockholm (company Merged Into Cyf Rowy Polsat S.a.
       on April 28, 2018) for the Financial Year 2017      Management     For          Voted - For
 7   The Supervisory Board's Presentation of Its
       Statement Concerning the Evaluation of the
       Management Boards Report on the Company's
       Activities in the Financial Year 2017, the
       Company's Financial Statements for the Financial


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Year 2017 and the Management Board's Motion
      Regarding the Distribution of the Company's Profit
      Generated in the Financial Year 2017                Management     For          Voted - For
8   The Supervisory Board's Presentation of the
      Evaluation of the Company's Standing and the
      Management Board's Activities                       Management     For          Voted - For
9   Consideration and Adoption of A Resolution
      Approving the Management Board's Report on the
      Company's Activities in the Financial Year 2017     Management     For          Voted - For
10  Consideration and Adoption of A Resolution
      Approving the Company's Annual Financial Statements
      for the Financial Year 2017                         Management     For          Voted - For
11  Consideration and Adoption of A Resolution
      Approving the Management Board's Report on
      Activities of the Capital Group of the Company in
      the Financial Year 2017                             Management     For          Voted - For
12  Consideration and Adoption of A Resolution
      Approving the Consolidated Annual Financial
      Statements of the Capital Group of the Company for
      the Financial Year 2017                             Management     For          Voted - For
13  Consideration and Adoption of A Resolution
      Approving the Financial Statements of Metelem
      Holding Company Ltd. for the Period from January 1,
      2017 to April 6, 2017                               Management     For          Voted - For
14  Consideration and Adoption of A Resolution
      Approving the Financial Statements of Eileme 1 Ab
      (publ) for the Financial Year 2017                  Management     For          Voted - For
15  Consideration and Adoption of A Resolution
      Approving the Supervisory Board's Report for the
      Financial Year 2017                                 Management     For          Voted - For
16  Adoption of Resolutions Granting A Vote of Approval
      to the Members of the Management Board for the
      Performance of Their Duties in the Year 2017        Management     For          Voted - For
17  Adoption of Resolutions Granting A Vote of Approval
      to the Members of the Supervisory Board for the
      Performance of Their Duties in the Year 2017        Management     For          Voted - For
18  Adoption of Resolutions Granting A Vote of Approval
      to the Members of the Management Board of Metelem
      Holding Company Ltd. for the Performance of Their
      Duties for the Period from January 1, 2017 to April
      6, 2017                                             Management     For          Voted - For
19  Adoption of Resolutions Granting A Vote of Approval
      to the Members of the Management Board of Eileme 1
      Ab (publ) for the Performance of Their Duties in
      the Year 2017                                       Management     For          Voted - For
20  Adoption of A Resolution on the Distribution of the
      Company's Profit for the Financial Year 2017        Management     For          Voted - For
21  Adoption of A Resolution on the Coverage of Loss of
      Metelem Holding Company Ltd. for the Period from
      January 1, 2017 to April 6, 2017                    Management     For          Voted - For
22  Adoption of A Resolution on the Coverage of Loss of
      Eileme 1 Ab (publ) for the Financial Year 2017      Management     For          Voted - For
23  Adoption of A Resolution on Determining the Number
      of Members of the Supervisory Board and Appointing


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       the Members of the Supervisory Board for A New Term
       of Office                                           Management     For          Voted - For
 24  Closing of the Annual General Meeting                 Management     Non-Voting   Non-Voting
EVERTEC, INC.
 SECURITY ID: 30040P103 TICKER: EVTC
 Meeting Date: 24-May-18
 1a. Election of Director: Frank G. D'angelo               Management     For          Did Not Vote
 1b. Election of Director: Morgan M. Schuessler, Jr.       Management     For          Did Not Vote
 1c. Election of Director: Olga Botero                     Management     For          Did Not Vote
 1d. Election of Director: Jorge Junquera                  Management     For          Did Not Vote
 1e. Election of Director: Teresita Loubriel               Management     For          Did Not Vote
 1f. Election of Director: Nestor O. Rivera                Management     For          Did Not Vote
 1g. Election of Director: Alan H. Schumacher              Management     For          Did Not Vote
 1h. Election of Director: Brian J. Smith                  Management     For          Did Not Vote
 1i. Election of Director: Thomas W. Swidarski             Management     For          Did Not Vote
 2.  Ratification of the Appointment of Deloitte &
       Touche LLP As the Company's Independent Registered
       Public Accounting Firm.                             Management     For          Did Not Vote
 3.  Advisory Vote on Executive Compensation.              Management     For          Did Not Vote
KAKAO CORP., JEJU
 SECURITY ID: Y2020U108
 Meeting Date: 16-Mar-18
 1   Approval of Consolidated Financial Statements &
       Approval of Financial Statements                    Management     For          Did Not Vote
 2.1 Addition of Business Activity                         Management     For          Did Not Vote
 2.2 Change of Record Way of Minutes of Shareholders
       Meeting                                             Management     For          Did Not Vote
 2.3 Change of Board Resolution                            Management     For          Did Not Vote
 2.4 Delete of Process Way of Board Meeting                Management     For          Did Not Vote
 2.5 Partial Amendment of Articles of Incorp               Management     For          Did Not Vote
 3.1 Election of Inside Director Song Ji Ho                Management     For          Did Not Vote
 3.2 Election of Inside Director Jo Su Yong                Management     For          Did Not Vote
 3.3 Election of Inside Director Yeo Min Su                Management     For          Did Not Vote
 3.4 Election of Outside Director Jo Min Sik               Management     For          Did Not Vote
 3.5 Election of Outside Director Choe Jae Hong            Management     For          Did Not Vote
 3.6 Election of Outside Director Piao Yan Ri              Management     For          Did Not Vote
 3.7 Election of Outside Director Jo Gyu Jin               Management     For          Did Not Vote
 3.8 Election of Outside Director I Gyu Cheol              Management     For          Did Not Vote
 4.1 Election of Audit Committee Member Jo Min Sik         Management     For          Did Not Vote
 4.2 Election of Audit Committee Member Choe Jae Hong      Management     For          Did Not Vote
 4.3 Election of Audit Committee Member Jo Gyu Jin         Management     For          Did Not Vote
 5   Approval of Remuneration for Director                 Management     For          Did Not Vote
 6   Approval of Grant of Stock Option                     Management     For          Did Not Vote




        KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
KAKAO M CORP.
 SECURITY ID: Y97592102
 Meeting Date: 23-Mar-18
 1   Approval of Financial Statements                      Management     For          Did Not Vote
 2.1 Amendment of Articles of Incorp: Change of Company
       Name                                                Management     For          Did Not Vote
 2.2 Amendment of Articles of Incorp: Addition of
       Business Activity                                   Management     For          Did Not Vote
 2.3 Amendment of Articles of Incorp: Change in Other
       Provisions                                          Management     For          Did Not Vote
 3   Approval of Remuneration for Director                 Management     For          Did Not Vote
 4.1 Election of Inside Director: I Je UK                  Management     For          Did Not Vote
 4.2 Election of Inside Director: Gim Yeong Seok           Management     For          Did Not Vote
 4.3 Election of Inside Director: I Jun Ho                 Management     For          Did Not Vote
MERCADOLIBRE, INC.
 SECURITY ID: 58733R102 TICKER: MELI
 Meeting Date: 15-Jun-18
 1.  Director                                              Management     For          Did Not Vote
 2.  To Approve, on an Advisory Basis, the Compensation
       of our Named Executive Officers.                    Management     For          Did Not Vote
 3.  Ratification of the Appointment of Deloitte & Co.
       S.a. As our Independent Registered Public
       Accounting Firm for the Fiscal Year Ending December
       31, 2018.                                           Management     For          Did Not Vote
NAVER CORPORATION
 SECURITY ID: Y62579100
 Meeting Date: 23-Mar-18
     Please Note That This is an Amendment to Meeting Id
       885610 Due to Splitting of Resolution 3 with Change
       in Numbering of Resolutions. All Votes Received on
       the Previous Meeting Will be Disregarded and You
       Will Need to Reinstruct on This Meeting Notice.
       Thank You                                           Management     Non-Voting   Non-Voting
 1   Approval of Financial Statements                      Management     For          Did Not Vote
 2   Amendment of Articles of Incorporation                Management     For          Did Not Vote
 3.1 Appointment of Inside Director: Choi in Hyuk          Management     For          Did Not Vote
 3.2 Appointment of Outside Director: Lee in Moo           Management     For          Did Not Vote
 3.3 Appointment of Member of Audit Committee: Lee in Moo  Management     For          Did Not Vote
 4   Approval of Remuneration for Director                 Management     For          Did Not Vote
 5   Amendment of Articles on Retirement Allowance for
       Executives                                          Management     For          Did Not Vote




        KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
NCSOFT CORP, SEOUL
 SECURITY ID: Y6258Y104
 Meeting Date: 30-Mar-18
 1   Approval of Financial Statements and Approval of
       Consolidated Financial Statements                   Management     For          Did Not Vote
 2   Election of Inside Director: Kim Taek Jin             Management     For          Did Not Vote
 3.1 Election of Outside Director: Hwang Chan Hyun         Management     For          Did Not Vote
 3.2 Election of Outside Director: Seo Yun Seok            Management     For          Did Not Vote
 4.1 Election of Audit Committee Member: Hwang Chan Hyun   Management     For          Did Not Vote
 4.2 Election of Audit Committee Member: Seo Yun Seok      Management     For          Did Not Vote
 5   Approval of Limit of Remuneration for Directors       Management     For          Did Not Vote
     08 Mar 2018: Please Note That This is A Revision
       Due to Modification of the Text in Resolution 1. If
       You Have Already Sent in Your Votes, Please Do Not
       Vote Again Unless You Decide to Amend Your Original
       Instructions. Thank You.                            Management     Non-Voting   Non-Voting
NHN ENTERTAINMENT CORP
 SECURITY ID: Y6347N101
 Meeting Date: 23-Mar-18
 1   Approval of Financial Statements                      Management     For          Did Not Vote
 2   Election of Outside Director Candidate : Kim Sang UK  Management     For          Did Not Vote
 3   Election of Audit Committee Member Candidate : Kim
       Sang UK                                             Management     For          Did Not Vote
 4   Approval of Limit of Remuneration for Directors       Management     For          Did Not Vote
 5   Approval of Stock Option                              Management     For          Did Not Vote
     27 Feb 2018: Please Note That This is A Revision
       Due to Receipt of Director and Audit Committee
       Member Name in Resolutions 1 and 2. If You Have
       Already Sent in Your Votes, Please Do Not Vote
       Again Unless You Decide to Amend Your Original
       Instructions. Thank You.                            Management     Non-Voting   Non-Voting
ORANGE POLSKA S.A., WARSAW
 SECURITY ID: X5984X100
 Meeting Date: 20-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
 1   Opening of the Meeting                                Management     Non-Voting   Non-Voting


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Election of the Chairman. Resolution No. 1 of
      Annual General Meeting of Orange Polska S.a. Dated
      20 April 2018 on Nomination of the Chairman of the
      Annual General Meeting                               Management     For          Did Not Vote
3   Statement That the Meeting is Valid and Capable to
      Adopt Resolutions                                    Management     For          Did Not Vote
4.A Review Of: the Orange Polska S.a. Financial
      Statements for the 2017 Financial Year               Management     For          Did Not Vote
4.B Review Of: the Management Board Motion on Covering
      of the Company Net Loss for the 2017 Financial Year  Management     For          Did Not Vote
4.C Review Of: the Management Board Report on the
      Activity of Orange Polska Group and Orange Polska
      S.a., and the Consolidated Financial Statements of
      Orange Polska Group for the 2017 Financial Year      Management     For          Did Not Vote
4.D Review Of: the Report of the Supervisory Board for
      the 2017 Financial Year                              Management     For          Did Not Vote
5.A Adoption of the Resolutions Concerning: Approval of
      Orange Polska S.a. Financial Statements for the
      2017 Financial Year, Resolution No. 2 of Annual
      General Meeting of Orange Polska S.a. Dated 20
      April 2018 on Approval of the Orange Polska S.a.
      Ifrs Financial Statements for 2017                   Management     For          Did Not Vote
5.B Adoption of the Resolutions Concerning: Covering
      the Orange Polska S.a. Net Loss for the 2017
      Financial Year, Resolution No. 3 of Annual General
      Meeting of Orange Polska S.a. Dated 20 April 2018
      on Covering Orange Polska S.a. Net Loss for the
      2017 Financial Year                                  Management     For          Did Not Vote
5.C Adoption of the Resolutions Concerning: Approval of
      the Management Board Report on the Activity of
      Orange Polska Group and Orange Polska S.a. in the
      2017 Financial Year, Resolution No. 4 of Annual
      General Meeting of Orange Polska S.a. Dated 20
      April 2018 on Approval of the Management Board
      Report on the Activity of Orange Polska Group and
      Orange Polska S.a. in the 2017 Financial Year        Management     For          Did Not Vote
5.D Adoption of the Resolutions Concerning: Approval of
      the Orange Polska Group Consolidated Financial
      Statements for the 2017 Financial Year, Resolution
      No. 5 of Annual General Meeting of Orange Polska
      S.a. Dated 20 April 2018 on Approval of the Ifrs
      Consolidated Financial Statements for 2017           Management     For          Did Not Vote
5.E.1 Adoption of the Resolutions Concerning: Granting
      Approval of Performance of Their Duties As Members
      of Orange Polska S.a Governing Bodies in the
      Financial Year 2017, Resolution No. 6 of Annual
      General Meeting of Orange Polska S.a. Dated 20
      April 2018 on Granting Approval of the Performance
      of Duties of the Management Board President          Management     For          Did Not Vote
5.E.2 Adoption of the Resolutions Concerning: Granting
      Approval of Performance of Their Duties As Members
      of Orange Polska S.a Governing Bodies in the
      Financial Year 2017, Resolutions No. 7. 13 of
      Annual General Meeting of Orange Polska S.a. Dated
      20 April 2018 on Granting Approval of the
      Performance of Duties of the Management Board Member Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.E.3 Adoption of the Resolutions Concerning: Granting
      Approval of Performance of Their Duties As Members
      of Orange Polska S.a Governing Bodies in the
      Financial Year 2017, Resolutions No. 14. 27 of
      Annual General Meeting of Orange Polska S.a. Dated
      20 April 2018 on Granting Approval of the
      Performance of Duties of the Supervisory Board
      Member Note Each Resolution Will be Voted Separately Management     For          Did Not Vote
6   Adoption of the Resolution on Amendment of the
      Orange Polska S.a. Articles of Association,
      Resolution No. 28 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on Amending
      the Articles of Association                          Management     For          Did Not Vote
7   Adoption of the Resolution on Adoption of the
      Unified Text of the Orange Polska S.a. Articles of
      Association, Resolution No. 29 of Annual General
      Meeting of Orange Polska S.a. Dated 20 April 2018
      on the Adoption of the Unified Text of the Articles
      of Association                                       Management     For          Did Not Vote
8.1 Changes in the Supervisory Board Composition:
      Resolution No. 30 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on
      Appointment of A Supervisory Board Member: Voting
      on Appointment of Mrs. Henryka Bochniarz             Management     For          Did Not Vote
8.2 Changes in the Supervisory Board Composition:
      Resolution No. 31 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on
      Appointment of A Supervisory Board Member: Voting
      on Appointment of Mr. Thierry Bonhomme               Management     For          Did Not Vote
8.3 Changes in the Supervisory Board Composition:
      Resolution No. 32 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on
      Appointment of A Supervisory Board Member: Voting
      on Appointment of Mr. Ramon Fernandez                Management     For          Did Not Vote
8.4 Changes in the Supervisory Board Composition:
      Resolution No. 33 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on
      Appointment of A Supervisory Board Member: Voting
      on Appointment of Mrs. Maria Paslo.wisniewska        Management     For          Did Not Vote
8.5 Changes in the Supervisory Board Composition:
      Resolution No. 34 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on
      Appointment of A Supervisory Board Member: Voting
      on Appointment of Mr. Wieslaw Rozlucki               Management     For          Did Not Vote
8.6 Changes in the Supervisory Board Composition:
      Resolution No. 35 of Annual General Meeting of
      Orange Polska S.a. Dated 20 April 2018 on
      Appointment of A Supervisory Board Member: Voting
      on Appointment of Mr. Jean.marc Vignolles            Management     For          Did Not Vote
9   Closing of the Meeting                                 Management     Non-Voting   Non-Voting




         KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
SOHU.COM INC.
 SECURITY ID: 83408W103 TICKER: SOHU
 Meeting Date: 29-May-18
 1.   To Approve the Dissolution of Sohu Delaware (the
        "liquidation"), and to Adopt the Plan of Complete
        Liquidation and Dissolution of Sohu Delaware (the
        "plan of Liquidation"), A Copy of Which is Attached
        to the Proxy Statement/prospectus As Annex A,
        Pursuant to Which Among Other (due to Space
        Limits, See Proxy Material for Full Proposal).      Management     For          Did Not Vote
 2.   To Grant Discretionary Authority to the Board of
        Directors of Sohu Delaware to Adjourn the Special
        Meeting, Even If A Quorum is Present, to Solicit
        Additional Proxies in the Event That There are
        Insufficient Shares Present in Person Or by Proxy
        Voting in Favor of the Liquidation Proposal.        Management     For          Did Not Vote
SOMOS EDUCACAO S.A.
 SECURITY ID: P8T31H100
 Meeting Date: 22-Jan-18
      Please Note That This is an Amendment to Meeting Id
        869613 Due Splitting of Resolutions C and D. All
        Votes Received on the Previous Meeting Will be
        Disregarded and You Will Need to Reinstruct on This
        Meeting Notice. Thank You                           Management     Non-Voting   Non-Voting
      Important Market Processing Requirement: A
        Beneficial Owner Signed Power of Attorney (poa) is
        Required in Order to Lodge and Execute Your Voting
        Instructions in This Market. Absence of A Poa, May
        Cause Your Instructions to be Rejected. If You Have
        Any Questions, Please Contact Your Client Service
        Representative                                      Management     Non-Voting   Non-Voting
      Please Note That Votes 'in Favor' and 'against' in
        the Same Agenda Item are Not Allowed. Only Votes in
        Favor And/or Abstain Or Against And/ Or Abstain are
        Allowed. Thank You                                  Management     Non-Voting   Non-Voting
 A    Approval of the New Company's Compensation Plan,
        2nd Plan                                            Management     For          Did Not Vote
 B    Amendment of the Company's Compensation Plan
        Approved at the Extraordinary General Meeting of
        March 19, 2015, 1st Plan, Currently in Effect       Management     For          Did Not Vote
 C.I  Ratification of the Board of Directors Resolution
        of August 07, 2017, Which Appointed Provisionally
        Mr. Kristian Schneider Huber As A Member of the
        Board of Directors, on the Basis of Article 16,
        Paragraph 7 of the Corporate Bylaws and Article 150
        of Law 6404.1976                                    Management     For          Did Not Vote
 C.II Ratification of the Board of Directors Resolution
        of October 16, 2017, Which Appointed Provisionally
        Mr. Mohammed Ahmed Al Hardan and Eduardo Silveira




        KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Mufarej As Members of the Board of Directors, on
       the Basis of Article 16, Paragraph 7 of the
       Corporate Bylaws and Article 150 of Law 6404.1976   Management     For          Did Not Vote
D.I  Amendment of the Corporate Bylaws of the Company,
       in Order to Amend Article 6 in Order to Adjust the
       Number of Shares Within the Authorized Capital
       Limit of the Company That Can Still be Issued, in
       Order to Take Into Account the Capital Increase
       That Was Approved by the General Meeting of the
       Company That Was Held on March 10, 2017             Management     For          Did Not Vote
D.II Allow, in Paragraph 1 of Article 17 of the
       Corporate Bylaws of the Company, That the
       Chairperson of the Board of Directors be Able to
       Appoint Another Member of the Board of Directors in
       Order to Chair the Work of the Meetings of That
       Body, Such That the Board of Directors Can Meet
       Even When Its Chairperson is Unable to Participate,
       As is Provided for in Paragraph 3 of Article 11 in
       Regard to Conducting the Work at the General
       Meetings of the Company                             Management     For          Did Not Vote
D.III Amend Line Xx of Article 19 of the Corporate Bylaws
       of the Company in Order to Provide That Contracts,
       Agreements Or Transactions Between the Company and
       Companies in Which It Holds, Either Directly Or
       Indirectly, All of the Share Capital, As Well As
       Contracts, Agreements Or Transactions That are
       Carried Out Among the Latter, are Not Subject to
       the Prior Approval of the Board of Directors of the
       Company, Even If They Exceed the Amount of Brl 10
       Million                                             Management     For          Did Not Vote
Meeting Date: 30-Apr-18
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power of Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting
       Instructions in This Market. Absence of A Poa, May
       Cause Your Instructions to be Rejected. If You Have
       Any Questions, Please Contact Your Client Service
       Representative                                      Management     Non-Voting   Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
       the Same Agenda Item are Not Allowed. Only Votes in
       Favor And/or Abstain Or Against And/ Or Abstain are
       Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1    To Receive the Administrators Accounts, to Examine,
       Discuss and Vote on the Administrations Report, the
       Financial Statements Accompanied by the Independent
       Auditors Report and the Audit and Statutory Risk
       Committee Regarding the Fiscal Year Ending on
       December 31, 2017                                   Management     For          Did Not Vote
2    Deliberate the Destination of the Results from the
       Fiscal Year That Ended on December 31, 2017,
       According to Managements Proposal                   Management     For          Did Not Vote
3    To Set the Number of 7 Members to the Board of
       Directors for the Next Mandate, According to
       Managements Proposal                                Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Do You Wish to Request the Adoption of the
      Cumulative Voting Process for the Election of the
      Board of Directors, Under the Terms of Article 141
      of Law 6,404 of 1976                                 Management     For          Did Not Vote
5   Election of Members to Compose the Board of
      Directors by Single Slate. Indication of All Names
      That Make Up the Group. Principal Member, Eduardo
      Silveira Mufarej, Chairman Principal Member,
      Marcelo Guimaraes Lopo Lima, Vice Chairman
      Principal Member, Jose Carlos Reis De Magalhaes
      Neto Principal Member, Kristian Schneider Huber
      Principal Member, Mohammed Ahmed M. A. Al Hardan
      Principal Member, Marcos Antonio Magalhaes,
      Independent Counselor Principal Member, Wolfgang
      Stephan Schwerdtle, Independent Counselor            Management     For          Did Not Vote
6   If One of the Candidates That Compose the Chosen
      Plaque Fails to Integrate It, Can the Votes
      Corresponding to Your Shares Continue to be Awarded
      to the Chosen Plaque                                 Management     For          Did Not Vote
    For the Proposal 7 Regarding the Adoption of
      Cumulative Voting, Please be Advised That You Can
      Only Vote for Or Abstain. an Against Vote on This
      Proposal Requires Percentages to be Allocated
      Amongst the Directors in Proposal 8.1 to 8.7. in
      This Case Please Contact Your Client Service
      Representative in Order to Allocate Percentages
      Amongst the Directors.                               Management     Non-Voting   Non-Voting
7   In the Event of the Adoption of the Cumulative
      Voting Process, Should the Votes Corresponding to
      Your Shares be Distributed in Equal Percentages
      Across the Members of the Slate That You Have
      Chosen. Please Note That If Investor Chooses For,
      the Percentages Do Not Need to be Provided, If
      Investor Chooses Against, It is Mandatory to Inform
      the Percentages According to Which the Votes Should
      be Distributed, Otherwise the Entire Vote Will be
      Rejected Due to Lack of Information, If Investor
      Chooses Abstain, the Percentages Do Not Need to be
      Provided, However in Case Cumulative Voting is
      Adopted the Investor Will Not Participate on This
      Matter of the Meeting                                Management     For          Did Not Vote
8.1 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Eduardo Silveira Mufarej          Management     For          Did Not Vote
8.2 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Marcelo Guimaraes Lopo Lima       Management     For          Did Not Vote
8.3 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Jose Carlos Reis De Magalhes Neto Management     For          Did Not Vote
8.4 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Kristian Schneider Huber         Management     For          Did Not Vote
8.5 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Mohammed Ahmed M. A. Al Hardan   Management     For          Did Not Vote
8.6 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Marcos Antonio Magalhaes         Management     For          Did Not Vote
8.7 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Wolfgang Stephan Schwerdtle      Management     For          Did Not Vote
9   Do You Wish to Request the Separated Election of
      Member of the Board of Directors, in Accordance
      with Art 141, Paragraph 4, Line I of Law 6404 of
      1976. the Shareholder May Only Fill This Field If
      Has Left the Field 5, 6, 7 and 8 in Blank and Holds
      the Shares Which He Voted During the 3 Months
      Immediately Prior to the General Meeting. If the
      Shareholder Opts for No Or Abstain, His Actions
      Will Not be Computed for Purposes of Requesting the
      Separated Election of Member of the Board of
      Directors                                           Management     For          Did Not Vote
10  Do You Wish to Request the Instatement of the
      Fiscal Council, Under the Terms of Article 161 of
      Law 6,404 of 1976 (updated)                         Management     For          Did Not Vote
11  Establishment of the Aggregate Annual Remuneration
      of the Members of the Board of Directors and of the
      Statutory Board of Directors, According to
      Managements Proposal                                Management     For          Did Not Vote
12  Establishment of the Aggregate Annual Remuneration
      of the Fiscal Council, If Installed                 Management     For          Did Not Vote
    13apr2018: Please Note That This is A Revision Due
      to Modification in Text of Resolution 10. If You
      Have Already Sent in Your Votes, Please Do Not Vote
      Again Unless You Decide to Amend Your Original
      Instructions. Thank You                             Management     Non-Voting   Non-Voting
    Important Market Processing Requirement: A
      Beneficial Owner Signed Power of Attorney (poa) is
      Required in Order to Lodge and Execute Your Voting
      Instructions in This Market. Absence of A Poa, May
      Cause Your Instructions to be Rejected. If You Have
      Any Questions, Please Contact Your Client Service
      Representative                                      Management     Non-Voting   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
      the Same Agenda Item are Not Allowed. Only Votes in
      Favor And/or Abstain Or Against And/ Or Abstain are
      Allowed. Thank You                                  Management     Non-Voting   Non-Voting
1   To Receive the Administrators Accounts, to Examine,
      Discuss and Vote on the Administrations Report, the
      Financial Statements Accompanied by the Independent
      Auditors Report and the Audit and Statutory Risk
      Committee Regarding the Fiscal Year Ending on
      December 31, 2017                                   Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Deliberate the Destination of the Results from the
      Fiscal Year That Ended on December 31, 2017,
      According to Managements Proposal                   Management     For          Did Not Vote
3   To Set the Number of 7 Members to the Board of
      Directors for the Next Mandate, According to
      Managements Proposal                                Management     For          Did Not Vote
4   Do You Wish to Request the Adoption of the
      Cumulative Voting Process for the Election of the
      Board of Directors, Under the Terms of Article 141
      of Law 6,404 of 1976                                Management     For          Did Not Vote
5   Election of Members to Compose the Board of
      Directors by Single Slate. Indication of All Names
      That Make Up the Group. Principal Member, Eduardo
      Silveira Mufarej, Chairman Principal Member,
      Marcelo Guimaraes Lopo Lima, Vice Chairman
      Principal Member, Jose Carlos Reis De Magalhaes
      Neto Principal Member, Kristian Schneider Huber
      Principal Member, Mohammed Ahmed M. A. Al Hardan
      Principal Member, Marcos Antonio Magalhaes,
      Independent Counselor Principal Member, Wolfgang
      Stephan Schwerdtle, Independent Counselor           Management     For          Did Not Vote
6   If One of the Candidates That Compose the Chosen
      Plaque Fails to Integrate It, Can the Votes
      Corresponding to Your Shares Continue to be Awarded
      to the Chosen Plaque                                Management     For          Did Not Vote
    For the Proposal 7 Regarding the Adoption of
      Cumulative Voting, Please be Advised That You Can
      Only Vote for Or Abstain. an Against Vote on This
      Proposal Requires Percentages to be Allocated
      Amongst the Directors in Proposal 8.1 to 8.7. in
      This Case Please Contact Your Client Service
      Representative in Order to Allocate Percentages
      Amongst the Directors.                              Management     Non-Voting   Non-Voting
7   In the Event of the Adoption of the Cumulative
      Voting Process, Should the Votes Corresponding to
      Your Shares be Distributed in Equal Percentages
      Across the Members of the Slate That You Have
      Chosen. Please Note That If Investor Chooses For,
      the Percentages Do Not Need to be Provided, If
      Investor Chooses Against, It is Mandatory to Inform
      the Percentages According to Which the Votes Should
      be Distributed, Otherwise the Entire Vote Will be
      Rejected Due to Lack of Information, If Investor
      Chooses Abstain, the Percentages Do Not Need to be
      Provided, However in Case Cumulative Voting is
      Adopted the Investor Will Not Participate on This
      Matter of the Meeting                               Management     For          Did Not Vote
8.1 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Eduardo Silveira Mufarej         Management     For          Did Not Vote
8.2 Visualization of All the Candidates That Compose
      the Slate to Indicate the Percentage of the Votes
      to be Attributed. Shareholder Has Replied No to the
      Previous Question. Marcelo Guimaraes Lopo Lima      Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8.3 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. Shareholder Has Replied No to the
       Previous Question. Jose Carlos Reis De Magalhes Neto Management     For          Did Not Vote
 8.4 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. Shareholder Has Replied No to the
       Previous Question. Kristian Schneider Huber          Management     For          Did Not Vote
 8.5 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. Shareholder Has Replied No to the
       Previous Question. Mohammed Ahmed M. A. Al Hardan    Management     For          Did Not Vote
 8.6 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. Shareholder Has Replied No to the
       Previous Question. Marcos Antonio Magalhaes          Management     For          Did Not Vote
 8.7 Visualization of All the Candidates That Compose
       the Slate to Indicate the Percentage of the Votes
       to be Attributed. Shareholder Has Replied No to the
       Previous Question. Wolfgang Stephan Schwerdtle       Management     For          Did Not Vote
 9   Do You Wish to Request the Separated Election of
       Member of the Board of Directors, in Accordance
       with Art 141, Paragraph 4, Line I of Law 6404 of
       1976. the Shareholder May Only Fill This Field If
       Has Left the Field 5, 6, 7 and 8 in Blank and Holds
       the Shares Which He Voted During the 3 Months
       Immediately Prior to the General Meeting. If the
       Shareholder Opts for No Or Abstain, His Actions
       Will Not be Computed for Purposes of Requesting the
       Separated Election of Member of the Board of
       Directors                                            Management     For          Did Not Vote
 10  Do You Wish to Request the Instatement of the
       Fiscal Council, Under the Terms of Article 161 of
       Law 6,404 of 1976 (updated)                          Management     For          Did Not Vote
 11  Establishment of the Aggregate Annual Remuneration
       of the Members of the Board of Directors and of the
       Statutory Board of Directors, According to
       Managements Proposal                                 Management     For          Did Not Vote
 12  Establishment of the Aggregate Annual Remuneration
       of the Fiscal Council, If Installed                  Management     For          Did Not Vote
     13apr2018: Please Note That This is A Revision Due
       to Modification in Text of Resolution 10. If You
       Have Already Sent in Your Votes, Please Do Not Vote
       Again Unless You Decide to Amend Your Original
       Instructions. Thank You                              Management     Non-Voting   Non-Voting
TELEKOM MALAYSIA BERHAD
 SECURITY ID: Y8578H118
 Meeting Date: 26-Apr-18
 O.1 To Re-elect the Following Director, Who Retire
       Pursuant to Article 98(2) of the Company's Articles
       of Association and Being Eligible Offer Himself for
       Re-election: Dato' Sri Mohammed Shazalli Ramly       Management     For          Did Not Vote




       KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.2 To Re-elect the Following Director, Who Retire
      Pursuant to Article 98(2) of the Company's Articles
      of Association and Being Eligible Offer Himself for
      Re-election: Nik Rizal Kamil Tan Sri Nik Ibrahim
      Kamil                                                Management     For          Did Not Vote
O.3 To Re-elect the Following Director, Who Retire by
      Rotation Pursuant to Article 103 of the Company's
      Articles of Association and Being Eligible Offer
      Himself for Re-election: Datuk Bazlan Osman          Management     For          Did Not Vote
O.4 To Re-elect the Following Director, Who Retire by
      Rotation Pursuant to Article 103 of the Company's
      Articles of Association and Being Eligible Offer
      Himself for Re-election: Ym Tunku Dato' Mahmood
      Fawzy Tunku Muhiyiddin                               Management     For          Did Not Vote
O.5 To Re-elect the Following Director, Who Retire by
      Rotation Pursuant to Article 103 of the Company's
      Articles of Association and Being Eligible Offer
      Herself for Re-election: Datuk Zalekha Hassan        Management     For          Did Not Vote
O.6 To Approve the Payment of the Following Directors'
      Fees with Effect from the 33rd Agm Until the Next
      Agm of the Company: (i) Rm30,000 Per Month for the
      Non-executive Chairman (nec), Rm20,000 Per Month
      for Each Non-executive Director (ned) and Rm2,250
      Per Month for Senior Independent Director (sid);
      and (ii) Rm15,000 Per Month and Rm10,000 Per Month
      for Nec and Neds Respectively, of Tier 1
      Subsidiaries                                         Management     For          Did Not Vote
O.7 To Approve the Payment of Benefits Payable to Nec
      and Neds of the Company Up to an Amount of
      Rm2,350,000 from the 33rd Agm Until the Next Agm of
      the Company                                          Management     For          Did Not Vote
O.8 To Re-appoint PricewaterhouseCoopers Plt (pwc),
      Having Cons Ented to Act As Auditors of the Company
      for the Financial Year E Nding 31 December 2018 and
      to Authorise the Directors to Fix Their Remuneration Management     For          Did Not Vote
O.9 Proposed Renewal of the Authority for Directors to
      Allot and Issue Shares Pursuant to Section 75 of
      the Companies Act, 2016 (ca 2016)                    Management     For          Did Not Vote
O.10 Proposed Renewal of the Authority for Directors to
      Allot and Issue New Ordinary Shares in the Company
      (tm Shares) in Relation to the Dividend
      Reinvestment Scheme (drs)                            Management     For          Did Not Vote
O.11 Proposed Renewal of Shareholders' Mandate for
      Recurrent Related Party Transactions of A Revenue
      Or Trading Nature (proposed Renewal of
      Shareholders' Mandate)                               Management     For          Did Not Vote
O.12 Proposed Additional Shareholders' Mandate for
      Recurrent Related Party Transactions of A Revenue
      Or Trading Nature (proposed Additional
      Shareholders' Mandate)                               Management     For          Did Not Vote
O.13 Proposed Grant to Dato' Sri Mohammed Shazalli
      Ramly, Managing Director/group Chief Executive
      Officer of the Company                               Management     For          Did Not Vote
O.14 Proposed Grant to Datuk Bazlan Osman, Executive
      Director/deputy Group Chief Executive Officer of
      the Company                                          Management     For          Did Not Vote


KRANESHARES EMERGING MARKETS CONSUMER TECHNOLOGY INDEX ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 S.1 Proposed Adoption of A New Constitution of the
       Company in Place of the Existing Memorandum &
       Articles of Association (proposed New Constitution)  Management     For          Did Not Vote
WPG HOLDINGS LIMITED
 SECURITY ID: Y9698R101
 Meeting Date: 21-Jun-18
 1   To Accept 2017 Business Report and Financial
       Statements.                                          Management     For          Did Not Vote
 2   To Approve the Proposal for Distribution of 2017
       Profits . Proposed Cash Dividend: Twd 2.4 Per Share. Management     For          Did Not Vote
 3   To Resolves to Conduct Capital Reduction.              Management     For          Did Not Vote


KRANESHARES MSCI CHINA ENVIRONMENT INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA EVERBRIGHT WATER LIMITED
 SECURITY ID: G2116Y105
 Meeting Date: 25-Apr-18
     Please Note That Shareholders are Allowed to Vote
       'in Favor' Or 'against' for All Resolutions,
       Abstain is Not A Voting Option on This Meeting      Management     Non-Voting   Non-Voting
 1   To Receive and Consider the Directors' Statement
       and Audited Financial Statements of the Company for
       the Financial Year Ended 31 December 2017 and the
       Auditor's Report Thereon                            Management     For          Did Not Vote
 2   To Declare A Final Tax Exempt 1-tier Dividend of
       Sgd 0.0049 Per Ordinary Share for the Financial
       Year Ended 31 December 2017 As Recommended by the
       Directors                                           Management     For          Did Not Vote
 3   To Approve the Payment of Directors' Fees of Sgd
       200,000 for the Financial Year Ended 31 December
       2017. (2016: Sgd 200,000/-)                         Management     For          Did Not Vote
 4.A To Re-elect the Following Director Retiring
       Pursuant to the Following Company's Bye-laws, and
       Who, Being Eligible, Will Offer Himself for
       Re-election: Mr. Zhai Haitao [bye-law 86(1)]        Management     For          Did Not Vote
 4.B To Re-elect the Following Director Retiring
       Pursuant to the Following Company's Bye-laws, and
       Who, Being Eligible, Will Offer Himself for
       Re-election: Mr. Lim Yu Neng Paul [bye-law 86(1)]   Management     For          Did Not Vote
 4.C To Re-elect the Following Director Retiring
       Pursuant to the Following Company's Bye-laws, and
       Who, Being Eligible, Will Offer Herself for
       Re-election: Ms. Cheng Fong Yee [bye-law 86(1)]     Management     For          Did Not Vote
 4.D To Re-elect the Following Director Retiring
       Pursuant to the Following Company's Bye-laws, and
       Who, Being Eligible, Will Offer Herself for
       Re-election: Ms. Hao Gang [bye-law 85(6)]           Management     For          Did Not Vote
 5   To Re-appoint Ernst & Young LLP As Auditor of the
       Company, to Hold Office Until the Conclusion of the
       Next Annual General Meeting and to Authorise the
       Directors to Fix Their Remuneration                 Management     For          Did Not Vote
 6   Authority to Allot and Issue Shares                   Management     For          Did Not Vote
 7   Authority to Allot and Issue Shares Under the China
       Everbright Water Limited Scrip Dividend Scheme (the
       "scrip Dividend Scheme")                            Management     For          Did Not Vote
 8   Authority to Grant Options and Issue Shares Under
       the China Everbright Water Limited Employee Share
       Option Scheme (the "esos")                          Management     For          Did Not Vote
 9   Renewal of the Share Buy-back Mandate                 Management     For          Did Not Vote
 10  Adoption of the Interested Person Transaction
       Mandate                                             Management     For          Did Not Vote


KRANESHARES MSCI CHINA ENVIRONMENT INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA VANKE CO., LTD.
 SECURITY ID: Y77421132
 Meeting Date: 23-Feb-18
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking on the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/sehk/2018
      /0108/ltn20180108627.pdf and
      Http://www.hkexnews.hk/listedco/listconews/sehk/2018
      /0108/ltn20180108624.pdf                             Management     Non-Voting   Non-Voting
 1  To Consider and Approve the Proposal on the Mandate
      of Issuance of Debt Financing Instruments            Management     For          Did Not Vote
 2  To Consider and Approve the Proposal on Adjustment
      of the Remuneration Scheme of Directors and
      Supervisors of the Company                           Management     For          Did Not Vote
JA SOLAR HOLDINGS CO., LTD.
 SECURITY ID: 466090206 TICKER: JASO
 Meeting Date: 12-Mar-18
 1. That the Agreement and Plan of Merger, (the "merger
      Agreement"), Among the Company, Jaso Holdings
      Limited ("holdco"), Jaso Parent Limited,
      ("parent"), and Jaso Acquisition Limited, an
      Exempted Company with Limited Liability
      Incorporated Under the Laws of the Cayman Islands
      and A Wholly Owned Subsidiary of Parent ("merger
      Sub"), Pursuant to Which Merger Sub Will be Merged
      with and Into the Company (the "merger"), with the
      Company Continuing As the Surviving Company (the
      "surviving Company") and Becoming A Wholly Owned
      Subsidiary of Parent                                 Management     For          Did Not Vote
 2. That Each of the Members of the Special Committee,
      the Chief Financial Officer of the Company and the
      President of the Company be Authorized to Do All
      Things Necessary to Give Effect to the Merger
      Agreement, the Plan of Merger and the Transactions,
      Including the Merger, the Variation of Capital and
      the Adoption of Amended M&a.                         Management     For          Did Not Vote
 3. That the Extraordinary General Meeting be Adjourned
      in Order to Allow the Company to Solicit Additional
      Proxies in the Event That There are Insufficient
      Proxies Received at the Time of the Extraordinary
      General Meeting to Pass the Special Resolutions to
      be Proposed at the Extraordinary General Meeting.    Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALBEMARLE CORPORATION
 SECURITY ID: 012653101 TICKER: ALB
 Meeting Date: 08-May-18
 1.  To Approve the Non-binding Advisory Resolution
       Approving the Compensation of our Named Executive
       Officers.                                           Management     For          Did Not Vote
 2a. Election of Director: Mary Lauren Brlas               Management     For          Did Not Vote
 2b. Election of Director: William H. Hernandez            Management     For          Did Not Vote
 2c. Election of Director: Luther C. Kissam IV             Management     For          Did Not Vote
 2d. Election of Director: Douglas L. Maine                Management     For          Did Not Vote
 2e. Election of Director: J. Kent Masters                 Management     For          Did Not Vote
 2f. Election of Director: James J. O'brien                Management     For          Did Not Vote
 2g. Election of Director: Diarmuid O'connell              Management     For          Did Not Vote
 2h. Election of Director: Dean L. Seavers                 Management     For          Did Not Vote
 2i. Election of Director: Gerald A. Steiner               Management     For          Did Not Vote
 2j. Election of Director: Harriett Tee Taggart            Management     For          Did Not Vote
 2k. Election of Director: Amb. Alejandro Wolff            Management     For          Did Not Vote
 3.  To Approve the Amendment and Restatement of the
       Amended and Restated Articles of Incorporation to
       Adopt A Majority Shareholder Vote Standard for
       Extraordinary Transactions.                         Management     For          Did Not Vote
 4.  To Ratify the Appointment of PricewaterhouseCoopers
       LLP As Albemarle's Independent Registered Public
       Accounting Firm.                                    Management     For          Did Not Vote
ALPHABET INC.
 SECURITY ID: 02079K305 TICKER: GOOGL
 Meeting Date: 06-Jun-18
 1.  Director                                              Management     For          Did Not Vote
 2.  The Ratification of the Appointment of Ernst &
       Young LLP As Alphabet's Independent Registered
       Public Accounting Firm for the Fiscal Year Ending
       December 31, 2018.                                  Management     For          Did Not Vote
 3.  The Approval of Amendments to Alphabet's 2012 Stock
       Plan to Increase the Share Reserve by 11,500,000
       Shares of Class C Capital Stock and to Prohibit the
       Repricing of Stock Options Granted Under the 2012
       Stock Plan Without Stockholder Approval.            Management     For          Did Not Vote
 4.  A Stockholder Proposal Regarding Equal Shareholder
       Voting, If Properly Presented at the Meeting.       Management     Against      Non-Voting
 5.  A Stockholder Proposal Regarding A Lobbying Report,
       If Properly Presented at the Meeting.               Management     Against      Non-Voting
 6.  A Stockholder Proposal Regarding A Report on Gender
       Pay, If Properly Presented at the Meeting.          Management     Against      Non-Voting
 7.  A Stockholder Proposal Regarding Simple Majority
       Vote, If Properly Presented at the Meeting.         Management     Against      Non-Voting




            KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8.  A Stockholder Proposal Regarding A Sustainability
       Metrics Report, If Properly Presented at the
       Meeting.                                            Management     Against      Non-Voting
 9.  A Stockholder Proposal Regarding Board Diversity
       and Qualifications, If Properly Presented at the
       Meeting.                                            Management     Against      Non-Voting
 10. A Stockholder Proposal Regarding A Report on
       Content Governance, If Properly Presented at the
       Meeting.                                            Management     Against      Non-Voting
AMBARELLA, INC.
 SECURITY ID: G037AX101 TICKER: AMBA
 Meeting Date: 06-Jun-18
 1.  Director                                              Management     For          Did Not Vote
 2.  Proposal to Ratify the Appointment of
       PricewaterhouseCoopers LLP As Ambarella, Inc.'s
       Independent Registered Public Accounting Firm for
       the Fiscal Year Ending on January 31, 2019.         Management     For          Did Not Vote
 3.  To Approve, on an Advisory Basis, the Compensation
       of Ambarella, Inc.'s Named Executive Officers.      Management     For          Did Not Vote
AMS AG, UNTERPREMSTAETTEN
 SECURITY ID: A0400Q115
 Meeting Date: 06-Jun-18
     Please Note That This is an Amendment to Meeting Id
       883407 Due to Splitting of Resolution 7. All Votes
       Received on the Previous Meeting Will be
       Disregarded If Vote Deadline Extensions are
       Granted. Therefore Please Reinstruct on This
       Meeting Notice on the New Job. If However Vote
       Deadline Extensions are Not Granted in the Market,
       This Meeting Will be Closed and Your Vote
       Intentions on the Original Meeting Will be
       Applicable. Please Ensure Voting is Submitted Prior
       to Cutoff on the Original Meeting, and As Soon As
       Possible on This New Amended Meeting. Thank You.    Management     Non-Voting   Non-Voting
 1   Receive Financial Statements and Statutory Reports    Management     Non-Voting   Non-Voting
 2   Approve Allocation of Income and Dividends of Eur
       0.33 Per Share                                      Management     For          Did Not Vote
 3   Approve Discharge of Management Board                 Management     For          Did Not Vote
 4   Approve Discharge of Supervisory Board                Management     For          Did Not Vote
 5   Approve Remuneration of Supervisory Board Members     Management     For          Did Not Vote
 6   Ratify KPMG Austria Gmbh As Auditors                  Management     For          Did Not Vote
 7.1 Elect Hans Kaltenbrunner As Supervisory Board Member  Management     For          Did Not Vote
 7.2 Elect Michael Grimm As Supervisory Board Member       Management     For          Did Not Vote
 7.3 Elect Yen Yen Tan As Supervisory Board Member         Management     For          Did Not Vote
 7.4 Elect Monika Henzinger As Supervisory Board Member    Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8  Approve Creation of Eur 8.4 Million Capital
      Increase Without Preemptive Rights                 Management     For          Did Not Vote
 9  Receive Report on Share Repurchase Program           Management     Non-Voting   Non-Voting
    28 May 2018: Please Note That This is A Revision
      Due to Change in the Meeting Type from Ogm to Agm.
      If You Have Already Sent in Your Votes for Mid:
      948938, Please Do Not Vote Again Unless You Decide
      to Amend Your Original Instructions. Thank You     Management     Non-Voting   Non-Voting
ANTOFAGASTA PLC
 SECURITY ID: G0398N128
 Meeting Date: 23-May-18
 1  Accept Financial Statements and Statutory Reports    Management     For          Did Not Vote
 2  Approve Remuneration Report                          Management     For          Did Not Vote
 3  Approve Final Dividend: 40.6 Cents Per Ordinary
      Share                                              Management     For          Did Not Vote
 4  Re-elect Jean-paul Luksic As Director                Management     For          Did Not Vote
 5  Re-elect Ollie Oliveira As Director                  Management     For          Did Not Vote
 6  Re-elect Gonzalo Menendez As Director                Management     For          Did Not Vote
 7  Re-elect Ramon Jara As Director                      Management     For          Did Not Vote
 8  Re-elect Juan Claro As Director                      Management     For          Did Not Vote
 9  Re-elect William Hayes As Director                   Management     For          Did Not Vote
 10 Re-elect Tim Baker As Director                       Management     For          Did Not Vote
 11 Re-elect Andronico Luksic As Director                Management     For          Did Not Vote
 12 Re-elect Vivianne Blanlot As Director                Management     For          Did Not Vote
 13 Re-elect Jorge Bande As Director                     Management     For          Did Not Vote
 14 Re-elect Francisca Castro As Director                Management     For          Did Not Vote
 15 Reappoint PricewaterhouseCoopers LLP As Auditors     Management     For          Did Not Vote
 16 Authorise the Audit and Risk Committee to Fix
      Remuneration of Auditors                           Management     For          Did Not Vote
 17 Authorise Issue of Equity with Pre-emptive Rights    Management     For          Did Not Vote
 18 Authorise Issue of Equity Without Pre-emptive Rights Management     For          Did Not Vote
 19 Authorise Issue of Equity Without Pre-emptive
      Rights in Connection with an Acquisition Or Other
      Capital Investment                                 Management     For          Did Not Vote
 20 Authorise Market Purchase of Ordinary Shares         Management     For          Did Not Vote
 21 Authorise the Company to Call General Meeting with
      Two Weeks' Notice                                  Management     For          Did Not Vote
APTIV PLC
 SECURITY ID: G6095L109 TICKER: APTV
 Meeting Date: 26-Apr-18
 1. Election of Director: Kevin P. Clark                 Management     For          Did Not Vote
 2. Election of Director: Nancy E. Cooper                Management     For          Did Not Vote
 3. Election of Director: Frank J. Dellaquila            Management     For          Did Not Vote
 4. Election of Director: Nicholas M. Donofrio           Management     For          Did Not Vote
 5. Election of Director: Mark P. Frissora               Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.  Election of Director: Rajiv L. Gupta                  Management     For          Did Not Vote
 7.  Election of Director: Sean O. Mahoney                 Management     For          Did Not Vote
 8.  Election of Director: Colin J. Parris                 Management     For          Did Not Vote
 9.  Election of Director: Ana G. Pinczuk                  Management     For          Did Not Vote
 10. Election of Director: Thomas W. Sidlik                Management     For          Did Not Vote
 11. Election of Director: Lawrence A. Zimmerman           Management     For          Did Not Vote
 12. Proposal to Re-appoint Auditors, Ratify Independent
       Public Accounting Firm and Authorize the Directors
       to Determine the Fees Paid to the Auditors.         Management     For          Did Not Vote
 13. Say-on-pay - to Approve, by Advisory Vote,
       Executive Compensation.                             Management     For          Did Not Vote
 14. Say-when-on-pay - to Determine, by Advisory Vote,
       the Frequency of Shareholder Votes on Executive
       Compensation.                                       Management     1 Year       Did Not Vote
AUTOLIV, INC.
 SECURITY ID: 052800109 TICKER: ALV
 Meeting Date: 08-May-18
 1.  Director                                              Management     For          Did Not Vote
 2.  Advisory Vote on Autoliv, Inc.'s 2017 Executive
       Compensation.                                       Management     For          Did Not Vote
 3.  Ratification of Ernst & Young Ab As Independent
       Auditors of the Company for the Fiscal Year Ending
       December 31, 2018.                                  Management     For          Did Not Vote
BAYERISCHE MOTOREN WERKE AKTIENGESELLSCHAFT
 SECURITY ID: D12096109
 Meeting Date: 17-May-18
     According to German Law, in Case of Specific
       Conflicts of Interest in Connection with Specific
       Items of the Agenda for the General Meeting You are
       Not Entitled to Exercise Your Voting Rights.
       Further, Your Voting Right Might be Excluded When
       Your Share in Voting Rights Has Reached Certain
       Thresholds and You Have Not Complied with Any of
       Your Mandatory Voting Rights Notifications Pursuant
       to the German Securities Trading Act (wphg). for
       Questions in This Regard Please Contact Your Client
       Service Representative for Clarification. If You Do
       Not Have Any Indication Regarding Such Conflict of
       Interest, Or Another Exclusion from Voting, Please
       Submit Your Vote As Usual. Thank You                Management     Non-Voting   Non-Voting
     Please Note That the True Record Date for This
       Meeting is 26.04.2018, Whereas the Meeting Has Been
       Setup Using the Actual Record Date - 1 Business
       Day. This is Done to Ensure That All Positions
       Reported are in Concurrence with the German Law.
       Thank You                                           Management     Non-Voting   Non-Voting


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Counter Proposals May be Submitted Until
       02.05.2018. Further Information on Counter
       Proposals Can be Found Directly on the Issuer's
       Website (please Refer to the Material Url Section
       of the Application). If You Wish to Act on These
       Items, You Will Need to Request A Meeting Attend
       and Vote Your Shares Directly at the Company's
       Meeting. Counter Proposals Cannot be Reflected in
       the Ballot on Proxyedge                             Management     Non-Voting   Non-Voting
 1   Presentation of the Financial Statements and Annual
       Report for the 2017 Financial Year with the Report
       of the Supervisory Board, the Group Financial
       Statements, the Group Annual Report, and the Report
       Pursuant to Sections 289a(1) and 315a(1) of the
       German Commercial Code                              Management     Non-Voting   Non-Voting
 2   Resolution on the Appropriation of the
       Distributable Profit: the Distributable Profit of
       Eur 2,629,540,229.80 Shall be Appropriated As
       Follows: Payment of A Dividend of Eur 4.02 Per
       Preferred Share and Eur 4 Per Ordinary Share
       Ex-dividend Date: May 18, 2018 Payable Date: May
       22, 2018                                            Management     For          Did Not Vote
 3   Ratification of the Acts of the Board of Mds          Management     For          Did Not Vote
 4   Ratification of the Acts of the Supervisory Board     Management     For          Did Not Vote
 5   Appointment of Auditors for the 2018 Financial
       Year: KPMG Ag, Berlin                               Management     For          Did Not Vote
 6.1 Election to the Supervisory Board: Kurt Bock          Management     For          Did Not Vote
 6.2 Election to the Supervisory Board: Reinhard Huettl    Management     For          Did Not Vote
 6.3 Election to the Supervisory Board: Karl-ludwig Kley   Management     For          Did Not Vote
 6.4 Election to the Supervisory Board: Renate Koecher     Management     For          Did Not Vote
 7   Resolution on the Approval of the Compensation
       System for the Members of the Board of Mds the
       Compensation System for the Members of the Board of
       Mds Shall be Approved                               Management     For          Did Not Vote
DAIMLER AG
 SECURITY ID: D1668R123
 Meeting Date: 05-Apr-18
     Please Note That Reregistration is No Longer
       Required to Ensure Voting Rights. Following the
       Amendment to Paragraph 21 of the Securities Trade
       Act on 10th July 2015 and the Over-ruling of the
       District Court in Cologne Judgment from 6th June
       2012 the Voting Process Has Changed with Regard to
       the German Registered Shares. As A Result, It
       Remains Exclusively the Responsibility of the
       End-investor (i.e. Final Beneficiary) and Not the
       Intermediary to Disclose Respective Final
       Beneficiary Voting Rights If They Exceed Relevant
       Reporting Threshold of Wphg (from 3 Percent of
       Outstanding Share Capital Onwards).                 Management     Non-Voting   Non-Voting




           KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
    The Vote/registration Deadline As Displayed on
      Proxyedge is Subject to Change and Will be Updated
      As Soon As Broadridge Receives Confirmation from
      the Sub Custodians Regarding Their Instruction
      Deadline. for Any Queries Please Contact Your
      Client Services Representative.                      Management     Non-Voting   Non-Voting
    According to German Law, in Case of Specific
      Conflicts of Interest in Connection with Specific
      Items of the Agenda for the General Meeting You are
      Not Entitled to Exercise Your Voting Rights.
      Further, Your Voting Right Might be Excluded When
      Your Share in Voting Rights Has Reached Certain
      Thresholds and You Have Not Complied with Any of
      Your Mandatory Voting Rights Notifications Pursuant
      to the German Securities Trading Act (wphg). for
      Questions in This Regard Please Contact Your Client
      Service Representative for Clarification. If You Do
      Not Have Any Indication Regarding Such Conflict of
      Interest, Or Another Exclusion from Voting, Please
      Submit Your Vote As Usual. Thank You.                Management     Non-Voting   Non-Voting
    Counter Proposals May be Submitted Until
      21.03.2018. Further Information on Counter
      Proposals Can be Found Directly on the Issuer's
      Website (please Refer to the Material Url Section
      of the Application). If You Wish to Act on These
      Items, You Will Need to Request A Meeting Attend
      and Vote Your Shares Directly at the Company's
      Meeting. Counter Proposals Cannot be Reflected in
      the Ballot on Proxyedge.                             Management     Non-Voting   Non-Voting
1   Presentation of the Adopted Annual Financial
      Statements of Daimler Ag, the Approved Consolidated
      Financial Statements, the Combined Management
      Report for Daimler Ag and the Group with the
      Explanatory Reports on the Information Required
      Pursuant to Section 289a, Subsection 1 and Section
      315a, Subsection 1 of the German Commercial Code
      (handelsgesetzbuch), and the Report of the
      Supervisory Board for the 2017 Financial Year        Management     Non-Voting   Non-Voting
2   Resolution on the Appropriation of the
      Distributable Profit: the Distributable Profit of
      Eur 3,904,906,681.55 Shall be Appropriated As
      Follows: Payment of A Dividend of Eur 3.65 Per
      No-par Share Ex-dividend Date: April 6, 2018
      Payable Date: April 10, 2018                         Management     For          Did Not Vote
3   Ratification of Board of Management Members Actions
      in the 2017 Financial Year                           Management     For          Did Not Vote
4   Ratification of Supervisory Board Members Actions
      in the 2017 Financial Year                           Management     For          Did Not Vote
5.A Appointment of Auditors for the Company and for the
      Group: 2018 Financial Year Including Interim Reports Management     For          Did Not Vote
5.B The Following Accountants Shall be Appointed As
      Auditors for the Review of the Interim Financial
      Statements for the 2019 Financial Year Until the
      Agm of That Year: KPMG Ag, Berlin                    Management     For          Did Not Vote
6.A Election of Members of the Supervisory Board: Sari
      Baldauf                                              Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.B Election of Members of the Supervisory Board: Dr.
       Juergen Hambrecht                                  Management     For          Did Not Vote
 6.C Election of Members of the Supervisory Board: Marie
       Wieck                                              Management     For          Did Not Vote
 7   Cancellation of Approved Capital 2014, Creation of
       A New Approved Capital 2018, and Related Amendment
       to the Articles of Incorporation                   Management     For          Did Not Vote
DIALOG SEMICONDUCTOR PLC
 SECURITY ID: G5821P111
 Meeting Date: 03-May-18
 1   Receipt of the Company's Report and Accounts         Management     For          Did Not Vote
 2   Approval of Directors' Remuneration Report           Management     For          Did Not Vote
 3   Re-appointment of Deloitte LLP As Auditor of the
       Company                                            Management     For          Did Not Vote
 4   Authority to Agree the Auditor's Remuneration        Management     For          Did Not Vote
 5   Re-appointment of Richard Beyer As A Director of
       the Company                                        Management     For          Did Not Vote
 6   Re-appointment of Alan Campbell As Director of the
       Company                                            Management     For          Did Not Vote
 7   Re-appointment of Michael Cannon As A Director of
       the Company                                        Management     For          Did Not Vote
 8   Re-appointment of Aidan Hughes As A Director of the
       Company                                            Management     For          Did Not Vote
 9   Directors' Authority to Allot Shares                 Management     For          Did Not Vote
     Please Note That Resolution 10 is Conditional Upon
       Passing of Resolution 9. Thank You                 Management     Non-Voting   Non-Voting
 10  Additional Authority to Allot Shares in Connection
       with A Rights Issue                                Management     For          Did Not Vote
     Please Note That Resolutions 11 and 12 are
       Conditional Upon Passing of Resolutions 9 and 10.
       Thank You                                          Management     Non-Voting   Non-Voting
 11  Disapplication of Pre-emption Rights                 Management     For          Did Not Vote
 12  Additional Disapplication of Preemption Rights       Management     For          Did Not Vote
 13  Authority to Enter Into Contingent Forward Share
       Purchase Contract with Barclays Bank PLC           Management     For          Did Not Vote
 14  Authority to Enter Into Contingent Forward Share
       Purchase Contract with Goldman Sachs International Management     For          Did Not Vote
 15  Authority to Enter Into Contingent Forward Share
       Purchase Contract with Hsbc Bank PLC               Management     For          Did Not Vote
 16  Authority to Enter Into Contingent Forward Share
       Purchase Contract with Merrill Lynch International Management     For          Did Not Vote
 17  Notice Period for General Meetings                   Management     For          Did Not Vote
FMC CORPORATION
 SECURITY ID: 302491303 TICKER: FMC
 Meeting Date: 24-Apr-18
 1a. Election of Director: Pierre Brondeau                Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1b. Election of Director: Eduardo E. Cordeiro         Management     For          Did Not Vote
 1c. Election of Director: G. Peter D'aloia            Management     For          Did Not Vote
 1d. Election of Director: C. Scott Greer              Management     For          Did Not Vote
 1e. Election of Director: K'lynne Johnson             Management     For          Did Not Vote
 1f. Election of Director: Dirk A. Kempthorne          Management     For          Did Not Vote
 1g. Election of Director: Paul J. Norris              Management     For          Did Not Vote
 1h. Election of Director: Margareth Ovrum             Management     For          Did Not Vote
 1i. Election of Director: Robert C. Pallash           Management     For          Did Not Vote
 1j. Election of Director: William H. Powell           Management     For          Did Not Vote
 1k. Election of Director: Vincent R. Volpe, Jr.       Management     For          Did Not Vote
 2.  Ratification of the Appointment of Independent
       Registered Public Accounting Firm.              Management     For          Did Not Vote
 3.  Approval, by Non-binding Vote, of Executive
       Compensation.                                   Management     For          Did Not Vote
FORD MOTOR COMPANY
 SECURITY ID: 345370860 TICKER: F
 Meeting Date: 10-May-18
 1a. Election of Director: Stephen G. Butler           Management     For          Did Not Vote
 1b. Election of Director: Kimberly A. Casiano         Management     For          Did Not Vote
 1c. Election of Director: Anthony F. Earley, Jr.      Management     For          Did Not Vote
 1d. Election of Director: Edsel B. Ford II            Management     For          Did Not Vote
 1e. Election of Director: William Clay Ford, Jr.      Management     For          Did Not Vote
 1f. Election of Director: James P. Hackett            Management     For          Did Not Vote
 1g. Election of Director: William W. Helman IV        Management     For          Did Not Vote
 1h. Election of Director: William E. Kennard          Management     For          Did Not Vote
 1i. Election of Director: John C. Lechleiter          Management     For          Did Not Vote
 1j. Election of Director: Ellen R. Marram             Management     For          Did Not Vote
 1k. Election of Director: John L. Thornton            Management     For          Did Not Vote
 1l. Election of Director: John B. Veihmeyer           Management     For          Did Not Vote
 1m. Election of Director: Lynn M. Vojvodich           Management     For          Did Not Vote
 1n. Election of Director: John S. Weinberg            Management     For          Did Not Vote
 2.  Ratification of Independent Registered Public
       Accounting Firm.                                Management     For          Did Not Vote
 3.  Say-on-pay - an Advisory Vote to Approve the
       Compensation of the Named Executives.           Management     For          Did Not Vote
 4.  Approval of the 2018 Long-term Incentive Plan.    Management     For          Did Not Vote
 5.  Relating to Consideration of A Recapitalization
       Plan to Provide That All of the Company's
       Outstanding Stock Have One Vote Per Share.      Management     Against      Non-Voting
 6.  Relating to Disclosure of the Company's Lobbying
       Activities and Expenditures.                    Management     Against      Non-Voting
 7.  Relating to Report on Cafe Standards.             Management     Against      Non-Voting
 8.  Relating to Disclosure of the Company's Political
       Activities and Expenditures.                    Management     Against      Non-Voting


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
GALAXY RESOURCES LIMITED
 SECURITY ID: Q39596194
 Meeting Date: 15-May-18
     Voting Exclusions Apply to This Meeting for
       Proposals 1, 4, 5 and Votes Cast by Any Individual
       Or Related Party Who Benefit from the Passing of
       the Proposal/s Will be Disregarded by the Company.
       Hence, If You Have Obtained Benefit Or Expect to
       Obtain Future Benefit (as Referred in the Company
       Announcement) Vote Abstain on the Relevant Proposal
       Items. by Doing So, You Acknowledge That You Have
       Obtained Benefit Or Expect to Obtain Benefit by the
       Passing of the Relevant Proposal/s. by Voting (for
       Or Against) on the Above Mentioned Proposal/s, You
       Acknowledge That You Have Not Obtained Benefit
       Neither Expect to Obtain Benefit by the Passing of
       the Relevant Proposal/s and You Comply with the
       Voting Exclusion                                    Management     Non-Voting   Non-Voting
 1   Adoption of Remuneration Report                       Management     For          Did Not Vote
 2   Re-election of Director - Mr Jian-nan Zhang           Management     For          Did Not Vote
 3   Election of Director - Ms Florencia Heredia           Management     For          Did Not Vote
     Please Note That the Resolution 4 is Subject to the
       Passing of Resolution 3. Thank You                  Management     Non-Voting   Non-Voting
 4   Issue of Director Incentive Options - Ms Florencia
       Heredia                                             Management     For          Did Not Vote
 5   Increase to Non-executive Directors' Remuneration     Management     For          Did Not Vote
GENERAL MOTORS COMPANY
 SECURITY ID: 37045V100 TICKER: GM
 Meeting Date: 12-Jun-18
 1a. Election of Director: Mary T. Barra                   Management     For          Did Not Vote
 1b. Election of Director: Linda R. Gooden                 Management     For          Did Not Vote
 1c. Election of Director: Joseph Jimenez                  Management     For          Did Not Vote
 1d. Election of Director: Jane L. Mendillo                Management     For          Did Not Vote
 1e. Election of Director: Michael G. Mullen               Management     For          Did Not Vote
 1f. Election of Director: James J. Mulva                  Management     For          Did Not Vote
 1g. Election of Director: Patricia F. Russo               Management     For          Did Not Vote
 1h. Election of Director: Thomas M. Schoewe               Management     For          Did Not Vote
 1i. Election of Director: Theodore M. Solso               Management     For          Did Not Vote
 1j. Election of Director: Carol M. Stephenson             Management     For          Did Not Vote
 1k. Election of Director: Devin N. Wenig                  Management     For          Did Not Vote
 2.  Approval Of, on an Advisory Basis, Named Executive
       Officer Compensation                                Management     For          Did Not Vote
 3.  Ratification of the Selection of Ernst & Young LLP
       As Gm's Independent Registered Public Accounting
       Firm for 2018                                       Management     For          Did Not Vote
 4.  Shareholder Proposal Regarding Independent Board
       Chairman                                            Management     Against      Non-Voting




            KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5.  Shareholder Proposal Regarding Shareholder Right to
       Act by Written Consent                              Management     Against      Non-Voting
 6.  Shareholder Proposal Regarding Report on Greenhouse
       Gas Emissions and Cafe Standards                    Management     Against      Non-Voting
GENTHERM INCORPORATED
 SECURITY ID: 37253A103 TICKER: THRM
 Meeting Date: 18-May-18
 1.  Director                                              Management     For          Did Not Vote
 2.  To Ratify the Appointment of Grant Thornton LLP to
       Act As the Company's Independent Registered Public
       Accounting Firm for the Year Ended December 31,
       2018.                                               Management     For          Did Not Vote
 3.  To Approve, on an Advisory Basis, the Compensation
       of our Named Executive Officers.                    Management     For          Did Not Vote
GS YUASA CORPORATION
 SECURITY ID: J1770L109
 Meeting Date: 28-Jun-18
     Please Reference Meeting Materials.                   Management     Non-Voting   Non-Voting
 1   Approve Appropriation of Surplus                      Management     For          Voted - For
 2   Approve Share Consolidation                           Management     For          Voted - For
 3.1 Appoint A Director Murao, Osamu                       Management     For          Voted - For
 3.2 Appoint A Director Nishida, Kei                       Management     For          Voted - For
 3.3 Appoint A Director Nakagawa, Toshiyuki                Management     For          Voted - For
 3.4 Appoint A Director Kuragaki, Masahide                 Management     For          Voted - For
 3.5 Appoint A Director Furukawa, Akio                     Management     For          Voted - For
 3.6 Appoint A Director Otani, Ikuo                        Management     For          Voted - For
 3.7 Appoint A Director Matsunaga, Takayoshi               Management     For          Voted - For
 4   Approve Payment of Bonuses to Directors               Management     For          Voted - For
INFINEON TECHNOLOGIES AG
 SECURITY ID: D35415104
 Meeting Date: 22-Feb-18
     Please Note That Following the Amendment to
       Paragraph 21 of the Securities Trade Act on 9th
       July 2015 and the Over-ruling of the District Court
       in Cologne Judgment from 6th June 2012 the Voting
       Process Has Now Changed with Regard to the German
       Registered Shares. As A Result, It is Now the
       Responsibility of the End-investor (i.e. Final
       Beneficiary) and Not the Intermediary to Disclose
       Respective Final Beneficiary Voting Rights
       Therefore the Custodian Bank / Agent in the Market
       Will be Sending the Voting Directly to Market and


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      It is the End Investors Responsibility to Ensure
      the Registration Element is Complete with the
      Issuer Directly, Should They Hold More Than 3 % of
      the Total Share Capital                             Management     Non-Voting   Non-Voting
    The Vote/registration Deadline As Displayed on
      Proxyedge is Subject to Change and Will be Updated
      As Soon As Broadridge Receives Confirmation from
      the Sub Custodians Regarding Their Instruction
      Deadline. for Any Queries Please Contact Your
      Client Services Representative                      Management     Non-Voting   Non-Voting
    According to German Law, in Case of Specific
      Conflicts of Interest in Connection with Specific
      Items of the Agenda for the General Meeting You are
      Not Entitled to Exercise Your Voting Rights.
      Further, Your Voting Right Might be Excluded When
      Your Share in Voting Rights Has Reached Certain
      Thresholds and You Have Not Complied with Any of
      Your Mandatory Voting Rights Notifications Pursuant
      to the German Securities Trading Act (wphg). for
      Questions in This Regard Please Contact Your Client
      Service Representative for Clarification. If You Do
      Not Have Any Indication Regarding Such Conflict of
      Interest, Or Another Exclusion from Voting, Please
      Submit Your Vote As Usual. Thank You                Management     Non-Voting   Non-Voting
    Counter Proposals May be Submitted Until
      07.02.2018. Further Information on Counter
      Proposals Can be Found Directly on the Issuer's
      Website (please Refer to the Material Url Section
      of the Application). If You Wish to Act on These
      Items, You Will Need to Request A Meeting Attend
      and Vote Your Shares Directly at the Company's
      Meeting. Counter Proposals Cannot be Reflected in
      the Ballot on Proxyedge                             Management     Non-Voting   Non-Voting
1   Submission of the Approved Separate Financial
      Statements of Infineon Technologies Ag and the
      Approved Consolidated Financial Statements, Both As
      of 30 September 2017, the Combined Management
      Report for Infineon Technologies Ag and the
      Infineon Group, Including the Explanatory Report on
      the Disclosures Pursuant to Section 289, Paragraph
      4 and Section 315, Paragraph 4 of the German
      Commercial Code (handelsgesetzbuch - Hgb), the
      Report of the Supervisory Board for the 2017 Fiscal
      Year and the Management Board's Proposal for the
      Allocation of Unappropriated Profit                 Management     Non-Voting   Non-Voting
2   Allocation of Unappropriated Profit: Eur 0.25 Per
      Share                                               Management     For          Did Not Vote
3   Approval of the Acts of the Members of the
      Management Board                                    Management     For          Did Not Vote
4   Approval of the Acts of the Members of the
      Supervisory Board                                   Management     For          Did Not Vote
5   Appointment of the Company and Group Auditor for
      the 2018 Fiscal Year and the Auditor for the Review
      of the Half-year Financial Report Pursuant to
      Section 115, Paragraph 5 of the German Securities
      Trading Act (wertpapierhandelsgesetz - Wphg) for


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       the 2018 Fiscal Year: KPMG Ag
       Wirtschaftsprufungsgesellschaft, Munich              Management     For          Did Not Vote
 6   Election of A Member of the Supervisory Board: Dr.
       Wolfgang Eder                                        Management     For          Did Not Vote
 7   Revocation of an Existing Authorization and Grant
       of A New Authorization to Acquire and Use Own Shares Management     For          Did Not Vote
 8   Revocation of an Existing Authorization and Grant
       of A New Authorization to Acquire Own Shares Using
       Derivatives                                          Management     For          Did Not Vote
 9   Revocation of an Existing Authorization and Grant
       of A New Authorization for the Issue of Convertible
       Bonds And/or Bonds with Warrants, Revocation of
       Conditional Capital 2014 (section 4, Paragraph 6 of
       the Articles of Association), Creation of A New
       Conditional Capital 2018 and New Wording for
       Section 4, Paragraph 6 of the Articles of
       Association                                          Management     For          Did Not Vote
MAXLINEAR, INC.
 SECURITY ID: 57776J100 TICKER: MXL
 Meeting Date: 25-May-18
 1.1 Election of Class III Director: Thomas E. Pardun       Management     For          Did Not Vote
 1.2 Election of Class III Director: Kishore Seendripu,
       Ph.D.                                                Management     For          Did Not Vote
 2.  Advisory Vote to Approve Named Executive Officer
       Compensation (say on Pay Vote).                      Management     For          Did Not Vote
 3.  To Ratify the Appointment of Grant Thornton LLP As
       the Company's Independent Registered Public
       Accounting Firm for the Fiscal Year Ending December
       31, 2018.                                            Management     For          Did Not Vote
NVIDIA CORPORATION
 SECURITY ID: 67066G104 TICKER: NVDA
 Meeting Date: 16-May-18
 1a. Election of Director: Robert K. Burgess                Management     For          Did Not Vote
 1b. Election of Director: Tench Coxe                       Management     For          Did Not Vote
 1c. Election of Director: Persis S. Drell                  Management     For          Did Not Vote
 1d. Election of Director: James C. Gaither                 Management     For          Did Not Vote
 1e. Election of Director: Jen-hsun Huang                   Management     For          Did Not Vote
 1f. Election of Director: Dawn Hudson                      Management     For          Did Not Vote
 1g. Election of Director: Harvey C. Jones                  Management     For          Did Not Vote
 1h. Election of Director: Michael G. Mccaffery             Management     For          Did Not Vote
 1i. Election of Director: Mark L. Perry                    Management     For          Did Not Vote
 1j. Election of Director: A. Brooke Seawell                Management     For          Did Not Vote
 1k. Election of Director: Mark A. Stevens                  Management     For          Did Not Vote
 2.  Approval of our Executive Compensation.                Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.  Ratification of Selection of PricewaterhouseCoopers
       LLP As our Independent Registered Public Accounting
       Firm for Fiscal Year 2019.                          Management     For          Did Not Vote
 4.  Approval of an Amendment and Restatement of our
       Amended and Restated 2007 Equity Incentive Plan.    Management     For          Did Not Vote
 5.  Approval of an Amendment and Restatement of our
       Amended and Restated 2012 Employee Stock Purchase
       Plan.                                               Management     For          Did Not Vote
NXP SEMICONDUCTORS NV.
 SECURITY ID: N6596X109 TICKER: NXPI
 Meeting Date: 22-Jun-18
 2-C Adoption of the 2017 Statutory Annual Accounts        Management     For          Voted - For
 2-D Granting Discharge to the Executive Member and
       Non-executive Members of the Board of Directors for
       Their Responsibilities in the Financial Year 2017   Management     For          Voted - For
 3-A Proposal to Re-appoint Mr. Richard L. Clemmer As
       Executive Director                                  Management     For          Voted - For
 3-B Proposal to Re-appoint Sir Peter Bonfield As
       Non-executive Director                              Management     For          Voted - For
 3-C Proposal to Re-appoint Mr. Johannes P. Huth As
       Non-executive Director                              Management     For          Voted - For
 3-D Proposal to Re-appoint Mr. Kenneth A. Goldman As
       Non-executive Director                              Management     For          Voted - For
 3-E Proposal to Re-appoint Mr. Josef Kaeser As
       Non-executive Director                              Management     For          Voted - For
 3-F Proposal to Re-appoint Mr. Eric Meurice As
       Non-executive Director                              Management     For          Voted - For
 3-G Proposal to Re-appoint Mr. Peter Smitham As
       Non-executive Director                              Management     For          Voted - For
 3-H Proposal to Re-appoint Ms. Julie Southern As
       Non-executive Director                              Management     For          Voted - For
 3-I Proposal to Re-appoint Mr. Gregory Summe As
       Non-executive Director                              Management     For          Voted - For
 4-A Conditional Appointment As Per Closing of Mr. Steve
       Mollenkopf As Executive Director                    Management     For          Voted - For
 4-B Conditional Appointment As Per Closing of Mr.
       George S. Davis As Non-executive Director           Management     For          Voted - For
 4-C Conditional Appointment As Per Closing of Mr.
       Donald J. Rosenberg As Non-executive Director       Management     For          Voted - For
 4-D Conditional Appointment As Per Closing of Mr. Brian
       Modoff As Non-executive Director                    Management     For          Voted - For
 4-E Conditional Appointment As Per Closing of Mr. Rob
       Ter Haar As Non-executive Director                  Management     For          Voted - For
 4-F Conditional Appointment As Per Closing of Prof. Dr.
       Steven Perrick As Non-executive Director            Management     For          Voted - For
 5-A Authorization of the Board of Directors to Issue
       Shares Or Grant Rights to Acquire Shares            Management     For          Voted - For
 5-B Authorization of the Board of Directors to Restrict
       Or Exclude Pre-emption Rights                       Management     For          Voted - For


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6. Authorization of the Board of Directors to
      Repurchase Shares in the Company's Capital          Management     For          Voted - For
 7. Authorization to Cancel Ordinary Shares in the
      Company's Capital                                   Management     For          Voted - For
 8. Proposal to Re-appoint KPMG Accountants N.v. As the
      Company's External Auditor for Fiscal Year 2018     Management     For          Voted - For
ON-BRIGHT ELECTRONICS INCORPORATED
 SECURITY ID: G67529100
 Meeting Date: 28-Jun-18
 1  The 2017 Business Reports and Consolidated
      Financial Statements.                               Management     For          Did Not Vote
 2  The 2017 Profit Distribution. Proposed Cash
      Dividend: Twd 8 Per Share.                          Management     For          Did Not Vote
 3  The Revision to the Articles of Incorporation.        Management     For          Did Not Vote
 4  The Revision to the Procedures of Monetary Loans
      and Endorsement and Guarantee.                      Management     For          Did Not Vote
OROCOBRE LTD, MILTON QLD
 SECURITY ID: Q7142R106
 Meeting Date: 26-Feb-18
    Voting Exclusions Apply to This Meeting for
      Proposals 1, 2 and Votes Cast by Any Individual Or
      Related Party Who Benefit from the Passing of the
      Proposal/s Will be Disregarded by the Company.
      Hence, If You Have Obtained Benefit Or Expect to
      Obtain Future Benefit (as Referred in the Company
      Announcement) Vote Abstain on the Relevant Proposal
      Items. by Doing So, You Acknowledge That You Have
      Obtained Benefit Or Expect to Obtain Benefit by the
      Passing of the Relevant Proposal/s. by Voting (for
      Or Against) on the Above Mentioned Proposal/s, You
      Acknowledge That You Have Not Obtained Benefit
      Neither Expect to Obtain Benefit by the Passing of
      the Relevant Proposal/s and You Comply with the
      Voting Exclusion                                    Management     Non-Voting   Non-Voting
 1  Ratification of Previous Issue of Shares to Ttc       Management     For          Did Not Vote
 2  Approval to Issue Shares to Ttc                       Management     For          Did Not Vote
PARADE TECHNOLOGIES, LTD.
 SECURITY ID: G6892A108
 Meeting Date: 21-Jun-18
 1  To Ratify the 2017 Business Report.                   Management     For          Did Not Vote
 2  To Adopt the Companys 2017 Audited Consolidated
      Financial Reports.                                  Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3   To Approve the 2017 Profit Distribution Plan.
       Proposed Cash Dividend: Twd 12.32 Per Share.        Management     For          Did Not Vote
 4   To Approve 2018 Employee Restricted Stock Awards
       Plan.                                               Management     For          Did Not Vote
 5   To Approve the Amendment of the Companys Amended
       and Restated Articles of Association(need to Pass
       As Special Resolution).                             Management     For          Did Not Vote
PORSCHE AUTOMOBIL HOLDING SE
 SECURITY ID: D6240C122
 Meeting Date: 15-May-18
     Please Note That These Shares Have No Voting
       Rights, Should You Wish to Attend the Meeting
       Personally, You May Apply for an Entrance Card.
       Thank You.                                          Management     Non-Voting   Non-Voting
     Please Note That the True Record Date for This
       Meeting is 24.04.2018, Whereas the Meeting Has Been
       Setup Using the Actual Record Date - 1 Business
       Day. This is Done to Ensure That All Positions
       Reported are in Concurrence with the German Law.
       Thank You.                                          Management     Non-Voting   Non-Voting
     Counter Proposals May be Submitted Until
       30.04.2018. Further Information on Counter
       Proposals Can be Found Directly on the Issuer's
       Website (please Refer to the Material Url Section
       of the Application). If You Wish to Act on These
       Items, You Will Need to Request A Meeting Attend
       and Vote Your Shares Directly at the Company's
       Meeting. Counter Proposals Cannot be Reflected in
       the Ballot on Proxyedge.                            Management     Non-Voting   Non-Voting
 1   Presentation of the Financial Statements and the
       Abbreviated Annual Re-port for the 2016/2017
       Financial Year with the Report of the Supervisory
       Board, the Group Financial Statements and Group
       Annual Report                                       Management     Non-Voting   Non-Voting
 2   Resolution on the Appropriation of the
       Distributable Profit in the Amount of Eur
       538,081,250 Shall be Appropriated As Follows:
       Payment of A Dividend of Eur Xxx Per Dividend-
       Entitled No-par Share Payment of A Dividend of Eur
       1.754 Per Ordinary Share Payment of A Dividend of
       Eur 1.760 Per Preference Share Ex-dividend Date:
       May 16, 2018 Payable Date: May 18, 2018             Management     Non-Voting   Non-Voting
 3.1 Ratification of the Acts of the Board of Mds: Hans
       Dieter Poetsch                                      Management     Non-Voting   Non-Voting
 3.2 Ratification of the Acts of the Board of Mds:
       Manfred Doess                                       Management     Non-Voting   Non-Voting
 3.3 Ratification of the Acts of the Board of Mds:
       Matthias Mueller                                    Management     Non-Voting   Non-Voting
 3.4 Ratification of the Acts of the Board of Mds:
       Phillipp Von Hagen                                  Management     Non-Voting   Non-Voting




            KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.1  Ratification of the Acts of the Supervisory Board:
       Wolfgang Porsche                                    Management     Non-Voting   Non-Voting
4.2  Ratification of the Acts of the Supervisory Board:
       Uwe Hueck                                           Management     Non-Voting   Non-Voting
4.3  Ratification of the Acts of the Supervisory Board:
       Berthold Huber                                      Management     Non-Voting   Non-Voting
4.4  Ratification of the Acts of the Supervisory Board:
       Ulrich Lehner                                       Management     Non-Voting   Non-Voting
4.5  Ratification of the Acts of the Supervisory Board:
       Peter Mosch                                         Management     Non-Voting   Non-Voting
4.6  Ratification of the Acts of the Supervisory Board:
       Bernd Osterloh                                      Management     Non-Voting   Non-Voting
4.7  Ratification of the Acts of the Supervisory Board:
       Ferdinand K. Piech                                  Management     Non-Voting   Non-Voting
4.8  Ratification of the Acts of the Supervisory Board:
       Hans Michael Piech                                  Management     Non-Voting   Non-Voting
4.9  Ratification of the Acts of the Supervisory Board:
       Ferdinand Oliver Porsche Hans                       Management     Non-Voting   Non-Voting
4.10 Ratification of the Acts of the Supervisory Board:
       Peter Porsche                                       Management     Non-Voting   Non-Voting
4.11 Ratification of the Acts of the Supervisory Board:
       Hansjoerg Schmierer                                 Management     Non-Voting   Non-Voting
4.12 Ratification of the Acts of the Supervisory Board:
       Werner Weresch                                      Management     Non-Voting   Non-Voting
5.1  Appointment of Auditors: for the 2018 Financial
       Year: Ernst & Young Gmbh, Stuttgart                 Management     Non-Voting   Non-Voting
5.2  Appointment of Auditors: for the 2018 Interim
       Accounts: Ernst & Young Gmbh, Stuttgart             Management     Non-Voting   Non-Voting
6    Resolution on the Increase of the Number of Members
       to the Supervisory Board and the Corresponding
       Amendments to the Articles of Association the
       Supervisory Board Comprises Ten Members Being
       Elected by the Share-holders' Meeting               Management     Non-Voting   Non-Voting
7.1  Elections to the Supervisory Board: Guenther Horvath  Management     Non-Voting   Non-Voting
7.2  Elections to the Supervisory Board: Siegfried Wolf    Management     Non-Voting   Non-Voting
7.3  Elections to the Supervisory Board: Josef Michael
       Ahorner                                             Management     Non-Voting   Non-Voting
7.4  Elections to the Supervisory Board: Marianne Heiss    Management     Non-Voting   Non-Voting
7.5  Elections to the Supervisory Board: Stefan Piech      Management     Non-Voting   Non-Voting
7.6  Elections to the Supervisory Board: Daniell Porsche   Management     Non-Voting   Non-Voting
8    Resolution on the Adjustment of the Supervisory
       Board Remuneration, and the Corresponding
       Amendments to the Articles of Association the
       Ordinary Members of the Supervisory Board Shall
       Receive A Fixed Annual Remuneration of Eur 75,000.
       the Chairman Shall Receive Eur 150,000, and the
       Deputy Chairman Eur 100,000. Each Member of A
       Supervisory Board Committee, Expect for Members of
       the Nomination and the Investment Committees Shall
       Receive an Additional Amount of Eur 25,000. If A
       Member Joins Or Leaves the Supervisory Board During
       the Financial Year, He Or She Shall Receive A
       Corresponding Smaller Remuneration. A Member of the
       Audit Committee, However, Shall Receive A Fixed




            KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Remuneration of Eur 50,000 and the Chairman Eur
       100,000                                             Management     Non-Voting   Non-Voting
SILICON LABORATORIES INC.
 SECURITY ID: 826919102 TICKER: SLAB
 Meeting Date: 19-Apr-18
 1A. Election of Director: G. Tyson Tuttle                 Management     For          Did Not Vote
 1B. Election of Director: Sumit Sadana                    Management     For          Did Not Vote
 1C. Election of Director: Gregg Lowe                      Management     For          Did Not Vote
 2.  To Ratify the Appointment of Ernst & Young LLP As
       our Independent Registered Public Accounting Firm
       for the Fiscal Year Ending December 29, 2018.       Management     For          Did Not Vote
 3.  To Vote on an Advisory (non-binding) Resolution
       Regarding Executive Compensation.                   Management     For          Did Not Vote
SKYWORKS SOLUTIONS, INC.
 SECURITY ID: 83088M102 TICKER: SWKS
 Meeting Date: 09-May-18
 1.1 Election of Director: David J. Aldrich                Management     For          Did Not Vote
 1.2 Election of Director: Kevin L. Beebe                  Management     For          Did Not Vote
 1.3 Election of Director: Timothy R. Furey                Management     For          Did Not Vote
 1.4 Election of Director: Liam K. Griffin                 Management     For          Did Not Vote
 1.5 Election of Director: Balakrishnan S. Iyer            Management     For          Did Not Vote
 1.6 Election of Director: Christine King                  Management     For          Did Not Vote
 1.7 Election of Director: David P. Mcglade                Management     For          Did Not Vote
 1.8 Election of Director: David J. Mclachlan              Management     For          Did Not Vote
 1.9 Election of Director: Robert A. Schriesheim           Management     For          Did Not Vote
 2.  To Ratify the Selection by the Company's Audit
       Committee of KPMG LLP As the Independent Registered
       Public Accounting Firm.                             Management     For          Did Not Vote
 3.  To Approve, on an Advisory Basis, the Compensation
       of the Company's Named Executive Officers.          Management     For          Did Not Vote
 4.  To Approve the Company's Amended and Restated 2008
       Director Long-term Incentive Plan, As Amended.      Management     For          Did Not Vote
 5.  To Ratify an Amendment to the Company's By-laws
       That Provides the Company's Stockholders the Right
       to Request A Special Meeting of Stockholders.       Management     For          Did Not Vote
SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
 SECURITY ID: 833635105 TICKER: SQM
 Meeting Date: 27-Apr-18
 1.  Sqm's Balance Sheet, Financial Statements, Annual
       Report, Account Inspectors Report, and External
       Auditors' Report for the Business Year Ended at
       December 31, 2017.                                  Management                  Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.  Appointment of the External Auditing Company and
      Account Inspectors and Rating Agencies for 2018.    Management                  Did Not Vote
3.  Operations Referred to in Title Xvi of Law 18,046.    Management                  Did Not Vote
4.  Investment and Finance Policies.                      Management                  Did Not Vote
5.  Net Income for 2017. Final Dividend, Special
      Dividend (dividendo Eventual) and the Future
      Dividend Policy.                                    Management                  Did Not Vote
6.  Board of Directors' Expenditures for 2017.            Management                  Did Not Vote
7A. Board Election. Please Note That You Can Vote
      Option "7a" Or Option "7b" Only, If You Vote Both
      Option "7a" and Option "7b", the Ballot on This
      Resolution Will Not Count.                          Management                  Did Not Vote
7B. Laurence Golborne Riveros, Nominated As an
      Independent Board Member. Please Note That You Can
      Vote Option "7a" Or Option "7b" Only, If You Vote
      Both Option "7a" and Option "7b", the Ballot on
      This Resolution Will Not Count.                     Management                  Did Not Vote
8.  Directors' Remuneration.                              Management                  Did Not Vote
9.  Matters in Relation with the Directors' Committee
      (audit & Risk Committee), Corporate Governance
      Committee, and the Health, Safety, and Environment
      Committee.                                          Management                  Did Not Vote
10. Other Corresponding Matters in Compliance with the
      Pertinent Provisions.                               Management                  Did Not Vote
E1. To Modify the Article 27 of the Company's By-laws.    Management                  Did Not Vote
E2. To Modify the Article 27 Bis of the Company's
      By-laws.                                            Management                  Did Not Vote
E3. To Modify the Article 28 of the Company's By-laws.    Management                  Did Not Vote
E4. To Modify the Article 29 of the Company's By-laws.    Management                  Did Not Vote
E5. To Modify the Article 36 of the Company's By-laws.    Management                  Did Not Vote
E6. To Modify the Article 36 Bis of the Company's
      By-laws.                                            Management                  Did Not Vote
E7. To Modify the Article 41 of the Company's By-laws.    Management                  Did Not Vote
E8. To Modify the Title of the Current Transitory
      Article of the Corporate By-laws and to Introduce A
      New "second Transitory Article".                    Management                  Did Not Vote
E9. To Adopt All Other Agreements Necessary to Carry
      Out the Abovementioned Matters.                     Management                  Did Not Vote
Meeting Date: 17-May-18
1.  To Modify the Article Number 27 of the Company's
      By-laws.                                            Management                  Did Not Vote
2.  To Modify the Article Number 28 of the Company's
      By-laws.                                            Management                  Did Not Vote
3.  To Modify the Article Number 29 of the Company's
      By-laws.                                            Management                  Did Not Vote
4.  To Modify the Article Number 36 of the Company's
      By-laws.                                            Management                  Did Not Vote
5.  To Modify the Article Number 36 Bis of the
      Company's By-laws.                                  Management                  Did Not Vote
6.  To Modify the Article Number 41 of the Company's
      By-laws.                                            Management                  Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7.  To Modify the Title of the Current Transitory
       Article of the Corporate By-laws and to Introduce A
       New "second Transitory Article".                    Management                  Did Not Vote
 8.  To Adopt All Other Agreements Necessary to Carry
       Out the Abovementioned Matters.                     Management                  Did Not Vote
SOUTHERN COPPER CORPORATION
 SECURITY ID: 84265V105 TICKER: SCCO
 Meeting Date: 26-Apr-18
 1.  Director                                              Management     For          Did Not Vote
 2.  Approve Amendments to the Company's Directors'
       Stock Award Plan and to Extend the Term of the Plan
       for Five Years.                                     Management     For          Did Not Vote
 3.  Ratify the Audit Committee's Selection of
       Galaz,yamazaki, Ruiz Urquiza S.c., A Member Firm of
       Deloitte Touche Tohmatsu Limited, As our
       Independent Accountants for 2018.                   Management     For          Did Not Vote
 4.  Approve By, Non-binding Vote, Executive
       Compensation.                                       Management     For          Did Not Vote
STMICROELECTRONICS N.V.
 SECURITY ID: N83574108
 Meeting Date: 31-May-18
 1   Opening                                               Management     Non-Voting   Non-Voting
 2   Report of the Managing Board on the Company's 2017
       Financial Year                                      Management     Non-Voting   Non-Voting
 3   Report of the Supervisory Board on the Company's
       2017 Financial Year                                 Management     Non-Voting   Non-Voting
 4.1 Implementation of the Remuneration Policy of the
       Managing Board                                      Management     Non-Voting   Non-Voting
 4.2 Adoption of the Company's Annual Accounts for Its
       2017 Financial Year                                 Management     For          Did Not Vote
 4.3 Adoption of A Dividend                                Management     For          Did Not Vote
 4.4 Discharge of the Sole Member of the Managing Board    Management     For          Did Not Vote
 4.5 Discharge of the Members of the Supervisory Board     Management     For          Did Not Vote
 5   Appointment of Mr. Jean-marc Chery As Sole Member
       of the Managing Board                               Management     For          Did Not Vote
 6   Approval of the Stock-based Portion of the
       Compensation of the President and Ceo               Management     For          Did Not Vote
 7   Re-appointment of Mr. Nicolas Dufourcq As Member of
       the Supervisory Board                               Management     For          Did Not Vote
 8   Re-appointment of Ms. Martine Verluyten As Member
       of the Supervisory Board                            Management     For          Did Not Vote
 9   Authorization to the Managing Board, Until the
       Conclusion of the 2019 Agm, to Repurchase Shares,
       Subject to the Approval of the Supervisory Board    Management     For          Did Not Vote
 10  Delegation to the Supervisory Board of the
       Authority to Issue New Common and Preference




            KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Shares, to Grant Rights to Subscribe for Such
       Shares, and to Limit And/or Exclude Existing
       Shareholders' Pre-emptive Rights on Common Shares,
       Until the Conclusion of the 2019 Agm                Management     For          Did Not Vote
 11  Question Time                                         Management     Non-Voting   Non-Voting
 12  Close                                                 Management     Non-Voting   Non-Voting
TESLA, INC.
 SECURITY ID: 88160R101 TICKER: TSLA
 Meeting Date: 21-Mar-18
 1.  To Approve the Grant of A Performance-based Stock
       Option Award to Elon Musk.                          Management     For          Did Not Vote
 Meeting Date: 05-Jun-18
 1.1 Election of Class II Director: Antonio Gracias        Management     For          Did Not Vote
 1.2 Election of Class II Director: James Murdoch          Management     For          Did Not Vote
 1.3 Election of Class II Director: Kimbal Musk            Management     For          Did Not Vote
 2.  To Ratify the Appointment of PricewaterhouseCoopers
       LLP As Tesla's Independent Registered Public
       Accounting Firm for the Fiscal Year Ending December
       31, 2018.                                           Management     For          Did Not Vote
 3.  A Stockholder Proposal to Require That the Chair of
       the Board of Directors be an Independent Director.  Management     Against      Non-Voting
 4.  A Stockholder Proposal Regarding Proxy Access.        Management     Against      Non-Voting
TEXAS INSTRUMENTS INCORPORATED
 SECURITY ID: 882508104 TICKER: TXN
 Meeting Date: 26-Apr-18
 1a. Election of Director: R. W. Babb, Jr.                 Management     For          Did Not Vote
 1b. Election of Director: M. A. Blinn                     Management     For          Did Not Vote
 1c. Election of Director: T. M. Bluedorn                  Management     For          Did Not Vote
 1d. Election of Director: D. A. Carp                      Management     For          Did Not Vote
 1e. Election of Director: J. F. Clark                     Management     For          Did Not Vote
 1f. Election of Director: C. S. Cox                       Management     For          Did Not Vote
 1g. Election of Director: B. T. Crutcher                  Management     For          Did Not Vote
 1h. Election of Director: J. M. Hobby                     Management     For          Did Not Vote
 1i. Election of Director: R. Kirk                         Management     For          Did Not Vote
 1j. Election of Director: P. H. Patsley                   Management     For          Did Not Vote
 1k. Election of Director: R. E. Sanchez                   Management     For          Did Not Vote
 1l. Election of Director: R. K. Templeton                 Management     For          Did Not Vote
 2.  Board Proposal Regarding Advisory Approval of the
       Company's Executive Compensation.                   Management     For          Did Not Vote
 3.  Board Proposal to Approve the Texas Instruments
       2018 Director Compensation Plan.                    Management     For          Did Not Vote


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.  Board Proposal to Ratify the Appointment of Ernst &
       Young LLP As the Company's Independent Registered
       Public Accounting Firm for 2018.                    Management     For          Did Not Vote
VISTEON CORPORATION
 SECURITY ID: 92839U206 TICKER: VC
 Meeting Date: 06-Jun-18
 1a. Election of Director: James J. Barrese                Management     For          Did Not Vote
 1b. Election of Director: Naomi M. Bergman                Management     For          Did Not Vote
 1c. Election of Director: Jeffrey D. Jones                Management     For          Did Not Vote
 1d. Election of Director: Sachin S. Lawande               Management     For          Did Not Vote
 1e. Election of Director: Joanne M. Maguire               Management     For          Did Not Vote
 1f. Election of Director: Robert J. Manzo                 Management     For          Did Not Vote
 1g. Election of Director: Francis M. Scricco              Management     For          Did Not Vote
 1h. Election of Director: David L. Treadwell              Management     For          Did Not Vote
 1i. Election of Director: Harry J. Wilson                 Management     For          Did Not Vote
 1j. Election of Director: Rouzbeh Yassini-fard            Management     For          Did Not Vote
 2.  Ratify the Appointment of Ernst & Young LLP As the
       Company's Independent Registered Public Accounting
       Firm for Fiscal Year 2018.                          Management     For          Did Not Vote
 3.  Provide Advisory Approval of the Company's
       Executive Compensation.                             Management     For          Did Not Vote
 4.  Provide an Advisory Vote on the Frequency of the
       Advisory Vote on Executive Compensation.            Management     1 Year       Did Not Vote
VOLKSWAGEN AG WOLFSBURG
 SECURITY ID: D94523103
 Meeting Date: 03-May-18
     Please Note That These Shares Have No Voting
       Rights, Should You Wish to Attend the Meeting
       Personally, You May Apply for an Entrance Card.
       Thank You                                           Management     Non-Voting   Non-Voting
     Please Note That the True Record Date for This
       Meeting is 12 Apr 2018, Whereas the Meeting Has
       Been Setup Using the Actual Record Date - 1
       Business Day. This is Done to Ensure That All
       Positions Reported are in Concurrence with the
       German Law. Thank You                               Management     Non-Voting   Non-Voting
     Counter Proposals May be Submitted Until 18 Apr
       2018. Further Information on Counter Proposals Can
       be Found Directly on the Issuer's Website (please
       Refer to the Material Url Section of the
       Application). If You Wish to Act on These Items,
       You Will Need to Request A Meeting Attend and Vote
       Your Shares Directly at the Company's Meeting.
       Counter Proposals Cannot be Reflected in the Ballot
       on Proxyedge                                        Management     Non-Voting   Non-Voting


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1    Receive Financial Statements and Statutory Reports
       for Fiscal 2017                                   Management     Non-Voting   Non-Voting
2    Resolution on Appropriation of the Net Profit of
       Volkswagen Aktiengesellschaft: Eur 3.90 Per
       Ordinary Share and Eur 3.96 Per Preferred Share   Management     Non-Voting   Non-Voting
3.1  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: M. Muller                                   Management     Non-Voting   Non-Voting
3.2  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: K. Blessing                                 Management     Non-Voting   Non-Voting
3.3  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: H. Diess                                    Management     Non-Voting   Non-Voting
3.4  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: F.j. Garcia Sanz                            Management     Non-Voting   Non-Voting
3.5  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: J. Heizmann                                 Management     Non-Voting   Non-Voting
3.6  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: C. Hohmann-dennhardt (until 31.01.17)       Management     Non-Voting   Non-Voting
3.7  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: A. Renschler                                Management     Non-Voting   Non-Voting
3.8  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: R. Stadler                                  Management     Non-Voting   Non-Voting
3.9  Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: H.d. Werner (as of 01.02.17)                Management     Non-Voting   Non-Voting
3.10 Resolution on Formal Approval of the Actions of the
       Member of the Board of Management for Fiscal Year
       2017: F. Witter                                   Management     Non-Voting   Non-Voting
4.1  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: H.d. Poetsch                                Management     Non-Voting   Non-Voting
4.2  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: J. Hofmann                                  Management     Non-Voting   Non-Voting
4.3  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: H.a. Al-abdulla                             Management     Non-Voting   Non-Voting
4.4  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: H. S. Al-jaber                              Management     Non-Voting   Non-Voting
4.5  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: B. Althusmann (as of 14.12.17)              Management     Non-Voting   Non-Voting
4.6  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: B. Dietze                                   Management     Non-Voting   Non-Voting


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.7  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: A. Falkengren                               Management     Non-Voting   Non-Voting
4.8  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: H.-p. Fischer                               Management     Non-Voting   Non-Voting
4.9  Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: U. Fritsch (until 10.05.17)                 Management     Non-Voting   Non-Voting
4.10 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: U. Huck                                     Management     Non-Voting   Non-Voting
4.11 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: J. Jaervklo                                 Management     Non-Voting   Non-Voting
4.12 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: U. Jakob (as of 10.05.17)                   Management     Non-Voting   Non-Voting
4.13 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: L. Kiesling                                 Management     Non-Voting   Non-Voting
4.14 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: O. Lies (until 14.12.17)                    Management     Non-Voting   Non-Voting
4.15 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: P. Mosch                                    Management     Non-Voting   Non-Voting
4.16 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: B. Murkovic (as of 10.05.17)                Management     Non-Voting   Non-Voting
4.17 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: B. Osterloh                                 Management     Non-Voting   Non-Voting
4.18 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: H.m. Piech                                  Management     Non-Voting   Non-Voting
4.19 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: F.o. Porsche                                Management     Non-Voting   Non-Voting
4.20 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: W. Porsche                                  Management     Non-Voting   Non-Voting
4.21 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: A. Stimoniaris (as of 10.05.17)             Management     Non-Voting   Non-Voting
4.22 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: S. Weil                                     Management     Non-Voting   Non-Voting
4.23 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: S. Wolf (until 10.05.17)                    Management     Non-Voting   Non-Voting
4.24 Resolution on Formal Approval of the Actions of the
       Members of the Supervisory Board for Fiscal Year
       2017: T. Zwiebler (until 10.05.17)                Management     Non-Voting   Non-Voting


KRANESHARES ELECTRIC VEHICLES AND FUTURE MOBILITY INDEX ETF



PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.1 Election of Members of the Supervisory Board:
      Marianne Heiss                                      Management     Non-Voting   Non-Voting
5.2 Election of Members of the Supervisory Board:
      Wolfgang Porsche                                    Management     Non-Voting   Non-Voting
6.1 Resolution on the Appointment of the Auditors and
      Group Auditors: the Election of
      PricewaterhouseCoopers Gmbh
      Wirtschaftsprufungsgesellschaft As the Auditors and
      Group Auditors for Fiscal Year 2018                 Management     Non-Voting   Non-Voting
6.2 Resolution on the Appointment of the Auditors and
      Group Auditors: the Election of
      PricewaterhouseCoopers Gmbh
      Wirtschaftsprufungsgesellschaft As the Auditors to
      Review the Condensed Interim Consolidated Financial
      Statements and Interim Management Report for the
      Volkswagen Group for the First Six Months of 2018   Management     Non-Voting   Non-Voting
6.3 Resolution on the Appointment of the Auditors and
      Group Auditors: the Election of
      PricewaterhouseCoopers Gmbh
      Wirtschaftsprufungsgesellschaft As the Auditors to
      Review the Condensed Interim Consolidated Financial
      Statements and Interim Management Report for the
      Volkswagen Group for the First Nine Months of 2018
      and for the First Three Months of Fiscal Year 2019  Management     Non-Voting   Non-Voting

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KRANESHARES TRUST

By: /S/ JONATHAN KRANE
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 31, 2018